UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

BANKS - 4.2%
717,757		Fifth Third Bancorp	$9,919,402
288,078	*	Ocwen Financial Corp	5,692,421
1,102,514		Regions Financial Corp	7,673,497
422,724		TCF Financial Corp	4,366,739
874,948		US Bancorp	29,310,758
1,713,927		Wells Fargo & Co	57,947,872

		TOTAL BANKS	114,910,689

CAPITAL GOODS - 6.4%
217,308		Ametek, Inc	6,736,548
192,466		Boeing Co	14,225,162
224,482	e	Eaton Corp	9,841,291
225,609		Emerson Electric Co	10,777,342
1,828,506		General Electric Co	37,941,499
576,039		Honeywell International, Inc	33,439,064
835,131		Invensys plc	3,143,555
65,770		Precision Castparts Corp	10,231,181
164,979		Roper Industries, Inc	16,407,162
59,247		SPX Corp	3,597,478
135,334	*	Teledyne Technologies, Inc	8,431,308
360,550		Textron, Inc	9,392,328
262,087		Tyco International Ltd	14,399,060

		TOTAL CAPITAL GOODS	178,562,978

CONSUMER DURABLES & APPAREL - 1.9%
279,712		Burberry Group plc	5,477,871
593,939		DR Horton, Inc	10,471,144
181,123		Jarden Corp	8,186,760
75,663		Phillips-Van Heusen Corp	6,009,912
145,084	*,e	Under Armour, Inc (Class A)	7,898,373
85,568		VF Corp	12,775,302

		TOTAL CONSUMER DURABLES & APPAREL	50,819,362

CONSUMER SERVICES - 1.7%
130,717		McDonald’s Corp	11,680,871
53,617	*	Penn National Gaming, Inc	2,086,774
81,177		Six Flags Entertainment Corp	4,676,607
291,123		Starbucks Corp	13,182,049
151,347		Wyndham Worldwide Corp	7,877,611
114,926		Yum! Brands, Inc	7,451,802

		TOTAL CONSUMER SERVICES	46,955,714

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 4.6%
122,336		American Express Co	$7,060,010
171,070		Ameriprise Financial, Inc	8,847,740
909,624		Blackstone Group LP	12,598,293
529,727		Citigroup, Inc	14,371,493
649,456		Discover Financial Services	23,354,438
54,812		Goldman Sachs Group, Inc	5,530,531
50,680	*	IntercontinentalExchange, Inc	6,650,230
726,963		JPMorgan Chase & Co	26,170,668
944,873		Morgan Stanley	12,906,965
598,938		SLM Corp	9,577,019

		TOTAL DIVERSIFIED FINANCIALS	127,067,387

ENERGY - 9.8%
396,183	d	Anadarko Petroleum Corp	27,510,947
517,041		Chevron Corp	56,657,353
502,052	e	EXCO Resources, Inc	3,534,446
911,635		Exxon Mobil Corp	79,175,500
292,213		Kinder Morgan, Inc	10,464,148
149,951		National Oilwell Varco, Inc	10,841,457
131,516		Noble Energy, Inc	11,498,444
343,772		Occidental Petroleum Corp	29,918,477
106,124		Pioneer Natural Resources Co	9,405,770
302,894		Schlumberger Ltd	21,584,227
173,686		Transocean Ltd	8,133,715

		TOTAL ENERGY	268,724,484

FOOD & STAPLES RETAILING - 1.5%
392,217		Wal-Mart Stores, Inc	29,192,711
143,423	d	Whole Foods Market, Inc	13,163,363

		TOTAL FOOD & STAPLES RETAILING	42,356,074

FOOD, BEVERAGE & TOBACCO - 9.3%
84,173		Anheuser-Busch InBev NV (ADR)	6,668,185
94,784	*,e	Annie’s, Inc	3,862,448
76,536		Beam, Inc	4,812,584
55,472		Brown-Forman Corp (Class B)	5,189,960
736,903		Coca-Cola Co	59,541,762
356,297	*	DE Master Blenders 1753 NV	4,129,174
119,295	e	Groupe Danone	7,251,153
355,318		Hershey Co	25,490,513
226,238		Ingredion, Inc	11,746,277
127,139		Lorillard, Inc	16,355,161
204,706	d	Mead Johnson Nutrition Co	14,935,350
205,763	*,d	Monster Beverage Corp	13,677,067
298,179		PepsiCo, Inc	21,686,559
596,020		Philip Morris International, Inc	54,500,069
66,965		Remy Cointreau S.A.	7,902,686

		TOTAL FOOD, BEVERAGE & TOBACCO	257,748,948

HEALTH CARE EQUIPMENT & SERVICES - 2.8%
444,610		Cardinal Health, Inc	19,158,245
124,899	*	Catamaran Corp	10,555,215
77,003	*	Cerner Corp	5,692,062

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

409,194	*	Express Scripts Holding Co	$23,708,700
477,398		Medtronic, Inc	18,819,029

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	77,933,251

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
135,210		Colgate-Palmolive Co	14,516,146
285,508		Estee Lauder Cos (Class A)	14,954,909
308,349		Procter & Gamble Co	19,900,844

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,371,899

INSURANCE - 3.2%
388,785		ACE Ltd	28,575,697
151,313	*	Berkshire Hathaway, Inc (Class B)	12,837,395
413,915		Marsh & McLennan Cos, Inc	13,746,117
304,482		Prudential Financial, Inc	14,700,391
271,744		Travelers Cos, Inc	17,024,762

		TOTAL INSURANCE	86,884,362

MATERIALS - 3.4%
122,545		Ashland, Inc	8,625,943
221,937		Cytec Industries, Inc	13,662,442
136,291		Du Pont (E.I.) de Nemours & Co	6,773,663
136,200		FMC Corp	7,450,140
181,804		Georgia Gulf Corp	5,959,535
167,615		LyondellBasell Industries AF S.C.A	7,463,896
378,196		Monsanto Co	32,381,141
63,118		PPG Industries, Inc	6,908,896
72,539	*	WR Grace & Co	4,065,086

		TOTAL MATERIALS	93,290,742

MEDIA - 3.7%
315,788		CBS Corp (Class B)	10,566,266
117,796	*,d	Charter Communications, Inc	9,060,868
931,551		Comcast Corp (Class A)	30,321,985
57,696		Scripps Networks Interactive (Class A)	3,106,930
209,690		Time Warner, Inc	8,203,073
314,112		Viacom, Inc (Class B)	14,672,172
504,520		Walt Disney Co	24,792,113

		TOTAL MEDIA	100,723,407

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.2%
536,045		Abbott Laboratories	35,545,144
150,880	*	Alexion Pharmaceuticals, Inc	15,819,768
239,483		Amgen, Inc	19,781,296
192,153		Bayer AG.	14,594,492
142,383	*	Biogen Idec, Inc	20,763,713
197,101	*	BioMarin Pharmaceuticals, Inc	7,744,098
275,188		Bristol-Myers Squibb Co	9,796,693
534,065	*	Gilead Sciences, Inc	29,015,752
1,300	*	Idenix Pharmaceuticals, Inc	13,169
148,692	*	Jazz Pharmaceuticals plc	7,147,624

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

608,020		Johnson & Johnson	$42,087,144
49,074		Novo Nordisk AS (Class B)	7,566,602
59,631	*	Onyx Pharmaceuticals, Inc	4,470,536
2,735,492		Pfizer, Inc	65,761,228
308,585		Teva Pharmaceutical Industries Ltd (ADR)	12,618,041
226,089	*	Watson Pharmaceuticals, Inc	17,596,507

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	310,321,807

REAL ESTATE - 2.3%
339,646		American Tower Corp	24,559,802
61,630		AvalonBay Communities, Inc	9,065,157
105,626		Simon Property Group, Inc	16,951,917
509,136		Weyerhaeuser Co	11,888,325

		TOTAL REAL ESTATE	62,465,201

RETAILING - 5.2%
90,180	*	Amazon.com, Inc	21,038,994
56,956	*	Five Below, Inc	1,671,089
506,294		Foot Locker, Inc	16,717,828
222,455		GNC Holdings, Inc	8,571,191
647,982		Home Depot, Inc	33,811,701
450,524		Macy’s, Inc	16,146,780
197,972		Petsmart, Inc	13,087,929
115,959		Tiffany & Co	6,369,628
553,117		TJX Companies, Inc	24,492,020

		TOTAL RETAILING	141,907,160

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
395,346		Avago Technologies Ltd	14,627,802
46,970	*	Cymer, Inc	2,687,154
900,871	*	Imagination Technologies Group plc	7,054,603
845,817		Intel Corp	21,737,497
984,365	*	ON Semiconductor Corp	6,831,493
202,086	*	Skyworks Solutions, Inc	5,846,348

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	58,784,897

SOFTWARE & SERVICES - 8.0%
41,291	*	Alliance Data Systems Corp	5,367,830
315,769	*	Aspen Technology, Inc	7,382,679
565,212	*	eBay, Inc	25,038,891
204,753		Fidelity National Information Services, Inc	6,437,434
46,833	*	Google, Inc (Class A)	29,643,884
308,075		IAC/InterActiveCorp	16,207,826
133,811		International Business Machines Corp	26,224,280
138,959	*	Micros Systems, Inc	6,633,903
1,561,037		Microsoft Corp	46,003,760
74,082	*	MicroStrategy, Inc (Class A)	8,627,590
1,232,003		Oracle Corp	37,206,491
374,201	*	Yahoo!, Inc	5,927,344

		TOTAL SOFTWARE & SERVICES	220,701,912

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
230,934	*	Apple, Inc			$141,045,250
1,818,637		Cisco Systems, Inc			29,007,260
6,936	*	Comverse Technology, Inc			37,662
475,741	*	EMC Corp			12,469,171
71,614	*	F5 Networks, Inc			6,687,315
464,008		Hewlett-Packard Co			8,463,506
982,935	*	JDS Uniphase Corp			9,672,080
7,728	*	Palo Alto Networks, Inc			441,578
513,583		Qualcomm, Inc			30,650,634

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			238,474,456

TELECOMMUNICATION SERVICES - 2.4%
1,297,090		AT&T, Inc			49,185,653
201,714		CenturyTel, Inc			8,379,200
128,179	*	Level 3 Communications, Inc			2,470,009
904,445	*	Sprint Nextel Corp			3,943,380
165,944	*	tw telecom inc (Class A)			4,170,173

		TOTAL TELECOMMUNICATION SERVICES			68,148,415

TRANSPORTATION - 1.7%
149,765		Canadian Pacific Railway Ltd			12,153,429
643,404		CSX Corp			14,759,688
105,061		Kansas City Southern Industries, Inc			7,648,441
144,672	*	Old Dominion Freight Line			6,134,093
74,952		United Parcel Service, Inc (Class B)			5,667,121

		TOTAL TRANSPORTATION			46,362,772

UTILITIES - 2.7%
223,279		American Water Works Co, Inc			8,093,864
407,280	*	Calpine Corp			6,960,415
751,408		Centerpoint Energy, Inc			15,824,653
435,254		Edison International			20,100,030
189,312		NextEra Energy, Inc			13,422,221
375,424		NiSource, Inc			9,607,100

		TOTAL UTILITIES			74,008,283

		TOTAL COMMON STOCKS			2,716,524,200

		(Cost $2,287,174,279)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.6%

TREASURY DEBT - 1.4%
$6,300,000		United States Treasury Bill	0.006%	08/02/12	6,299,990
2,500,000		United States Treasury Bill	0.061	08/23/12	2,499,882
30,000,000		United States Treasury Bill	0.042	09/13/12	29,997,313

					38,797,185

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
31,839,542	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$31,839,542

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	31,839,542

		TOTAL SHORT-TERM INVESTMENTS	70,636,727

		(Cost $70,636,727)

		TOTAL INVESTMENTS - 101.2%	2,787,160,927
		(Cost $2,357,811,006)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(31,883,892)

		NET ASSETS - 100.0%	$2,755,277,035

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,738,068.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.3%

BELGIUM - 1.5%
721,935		UCB S.A.	$36,116,545

		TOTAL BELGIUM	36,116,545

FRANCE - 7.7%
60,659		Atos Origin S.A.	3,406,464
2,201,707		BNP Paribas	81,330,338
390,664		Compagnie Generale d’Optique Essilor International S.A.	34,004,523
1,333,214	e	Lafarge S.A.	61,118,995
112,966	e	Technip S.A.	11,858,562

		TOTAL FRANCE	191,718,882

GERMANY - 18.5%
2,222,299		Bayer AG.	168,789,067
437,750		Beiersdorf AG.	28,990,486
1,344,624		Henkel KGaA (Preference)	96,529,417
1,570,920		Lanxess AG.	108,912,907
377,967	e	Merck KGaA	38,013,297
454,372		Rheinmetall AG.	22,666,022

		TOTAL GERMANY	463,901,196

HONG KONG - 3.1%
36,809,000	e	Li & Fung Ltd	72,300,628
6,418,000		Trinity Ltd	4,177,904

		TOTAL HONG KONG	76,478,532

INDIA - 4.0%
5,503,025		DLF Ltd	20,551,490
6,426,392		HDFC Bank Ltd	67,614,480
783,824		United Spirits Ltd	11,396,179

		TOTAL INDIA	99,562,149

ITALY - 0.4%
187,764		Saipem S.p.A.	8,629,341

		TOTAL ITALY	8,629,341

JAPAN - 12.9%
2,022,300		Asics Corp	23,670,146
423,800		Daikin Industries Ltd	11,513,182
395,758		Denso Corp	12,608,808
6,950		Fanuc Ltd	1,072,999
87,400	e	Fast Retailing Co Ltd	17,949,638
7,147,000		Hitachi Ltd	42,134,739

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

321,900		JS Group Corp	$6,727,485
703,200		JTEKT Corp	6,173,187
51,297		Kao Corp	1,386,378
38,330		Komatsu Ltd	850,322
430,100	e	Konami Corp	9,167,162
47,757		Mitsubishi Corp	945,048
370,984		Mitsubishi Electric Corp	2,939,799
535,000		Mitsubishi Heavy Industries Ltd	2,160,192
1,835,547		Mitsubishi UFJ Financial Group, Inc	8,900,634
37,000		Mitsui Trust Holdings, Inc	105,680
86,547		Nomura Holdings, Inc	303,052
2,447,375	*	Olympus Corp	45,832,122
653,500	e	Sanrio Co Ltd	22,534,592
983,350		Shin-Etsu Chemical Co Ltd	49,638,308
34,450	e	Sony Corp	418,908
108,450		Sumitomo Corp	1,519,286
22,000		Sumitomo Metal Mining Co Ltd	234,981
15,000		Suruga Bank Ltd	158,365
8,650,500		Teijin Ltd	25,300,867
746,100		Toyota Motor Corp	28,528,487
83,200	e	United Arrows Ltd	2,178,505

		TOTAL JAPAN	324,952,872

NETHERLANDS - 0.0%
22,686		Royal Dutch Shell plc (A Shares)	770,937

		TOTAL NETHERLANDS	770,937

SWEDEN - 4.0%
1,330,694		Assa Abloy AB (Class B)	40,231,006
2,927,787		SKF AB (B Shares)	60,383,911

		TOTAL SWEDEN	100,614,917

SWITZERLAND - 15.9%
2,203,434	e	Adecco S.A.	96,590,598
111,272		Burckhardt Compression Holding AG.	28,410,860
7,615,066		Clariant AG.	80,368,960
20,982		Givaudan S.A.	20,391,571
1,411,853		Holcim Ltd	83,085,102
108,528		Nestle S.A.	6,667,548
349,909		Swatch Group AG. Reg	24,378,425
346,251		Tecan Group AG.	24,098,899
3,057,434		UBS AG. (Switzerland)	32,164,265

		TOTAL SWITZERLAND	396,156,228

UNITED KINGDOM - 29.3%
177,927	*	Afren plc	354,928
2,815,980		Barclays plc	7,333,947
443,127		BG Group plc	8,723,080
4,062,869		British Sky Broadcasting plc	45,319,906
3,364,459		Carnival plc	112,851,727
2,204,692		Compass Group plc	23,649,257
1,710,715		Drax Group plc	12,720,851

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

8,006,021		Filtrona plc			$58,235,953
1,165,824		Imperial Tobacco Group plc			45,239,501
30,930,528		Man Group plc			38,529,752
904,566		Petrofac Ltd			21,041,662
1,231,476		Reckitt Benckiser Group plc			67,580,675
5,989,039		Reed Elsevier plc			50,413,025
49,541		Rio Tinto plc			2,281,456
2,214,125		Smiths Group plc			36,934,744
8,598,672		Tate & Lyle plc			88,822,431
1,779,870		Tullow Oil plc			35,824,837
2,332,605		Wolseley plc			83,895,681

		TOTAL UNITED KINGDOM			739,753,413

		TOTAL COMMON STOCKS			2,438,655,012

		(Cost $2,620,168,643)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.4%

TREASURY DEBT - 2.3%
$27,400,000		United States Treasury Bill	0.006-0.007%	08/02/12	27,399,957
3,200,000		United States Treasury Bill	0.060	08/23/12	3,199,849
9,000,000		United States Treasury Bill	0.030	08/16/12	8,999,850
17,000,000		United States Treasury Bill	0.068	09/13/12	16,998,579

		TOTAL TREASURY DEBT			56,598,235

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.1%
153,823,632	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			153,823,632

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			153,823,632

		TOTAL SHORT-TERM INVESTMENTS			210,421,867

		(Cost $210,421,867)

		TOTAL INVESTMENTS - 105.7%			2,649,076,879
		(Cost $2,830,590,510)
		OTHER ASSETS & LIABILITIES, NET - (5.7)%			(143,570,080)

		NET ASSETS - 100.0%			$2,505,506,799

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $146,070,516.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2012

SECTOR	VALUE	% OF NET ASSETS

MATERIALS	$489,569,100	19.5%
CONSUMER DISCRETIONARY	440,979,955	17.6
INDUSTRIALS	403,014,322	16.1
HEALTH CARE	346,854,453	13.8
CONSUMER STAPLES	346,612,615	13.8
FINANCIALS	256,992,003	10.3
ENERGY	87,203,347	3.5
INFORMATION TECHNOLOGY	54,708,365	2.2
UTILITIES	12,720,851	0.5
SHORT - TERM INVESTMENTS	210,421,867	8.4
OTHER ASSETS & LIABILITIES, NET	(143,570,079)	(5.7)

NET ASSETS	$2,505,506,799	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

ARGENTINA - 0.2%
16,167	e	Mercadolibre, Inc	$1,080,117

		TOTAL ARGENTINA	1,080,117

AUSTRALIA - 0.3%
50,482	e	Kingsgate Consolidated Ltd	213,215
235,082	*,e	Pan Australian Resources Ltd	581,516
96,034	*	Sandfire Resources NL	706,583

		TOTAL AUSTRALIA	1,501,314

BRAZIL - 12.8%
32,200		Abril Educacao S.A.	487,117
146,100		Aliansce Shopping Centers S.A.	1,353,200
266,024		Banco Bradesco S.A. (Preference)	4,102,264
473,200		Banco Itau Holding Financeira S.A.	7,497,951
229,300		BR Malls Participacoes S.A.	2,676,585
81,048		BR Properties S.A.	945,270
319,900		Brasil Brokers Participacoes S.A.	983,491
56,500		Brazil Insurance Participco	500,427
220,792		Brazil Pharma S.A.	1,319,882
79,035	*	BTG Pactual Participations Ltd	1,164,775
292,600		Cia de Concessoes Rodoviarias	2,441,665
99,325		Cia Energetica de Minas Gerais	1,899,060
118,100		Cosan SA Industria e Comercio	1,798,126
148,900		EcoRodovias Infraestrutura e Logistica S.A.	1,205,471
344,400		Empresa Brasileira de Aeronautica S.A.	2,208,382
233,900	*	Fertilizantes Heringer S.A.	1,757,788
85,600		Iochpe-Maxion S.A.	923,170
184,000		Mills Estruturas e Servicos de	2,480,929
142,300		MRV Engenharia e Participacoes S.A.	774,275
85,300		Multiplan Empreendimentos Imobiliarios S.A.	2,157,059
76,800		Multiplus S.A.	1,853,289
1,217,100		PDG Realty S.A.	2,025,333
541,345		Petroleo Brasileiro S.A.	5,296,686
199,400		Raia Drogasil S.A.	2,276,967
228,600		Restoque Comercio e Confeccoes de Roupas S.A.	1,193,646
143,600		Souza Cruz S.A.	2,025,200
116,887		T4F Entretenimento S.A.	959,418
447,209		Tim Participacoes S.A.	1,863,735
122,800		Ultrapar Participacoes S.A.	2,894,417
94,520	*	UNICASA Industria de Moveis S.A.	698,337
336,000		Vale S.A.	6,091,353

		TOTAL BRAZIL	65,855,268

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CAMBODIA - 0.3%
3,044,000		NagaCorp Ltd	$1,624,261

		TOTAL CAMBODIA	1,624,261

CHILE - 1.3%
219,629		Centros Comerciales Sudamericanos S.A.	1,257,720
42,355		Lan Airlines S.A.	1,047,052
13,770	*	Latam Airlines Group S.A. (ADR)	332,625
220,244		Parque Arauco S.A	417,448
163,384		SACI Falabella	1,591,907
30,269		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,815,702

		TOTAL CHILE	6,462,454

CHINA - 13.0%
2,182,000	e	Air China Ltd	1,535,658
9,402	*	Baidu, Inc (ADR)	1,133,129
2,930,000		Beijing Capital International Airport Co Ltd	1,994,397
181,500		Beijing Enterprises Holdings Ltd	1,178,245
6,615,090		China Construction Bank	4,444,920
1,436,000		China Life Insurance Co Ltd	3,941,940
951,600	e	China Metal Recycling Holdings Ltd	671,740
662,500		China Mobile Hong Kong Ltd	7,730,729
1,270,000	e	China Overseas Land & Investment Ltd	2,983,118
1,037,600		China Pacific Insurance Group Co Ltd	3,267,498
1,411,500	*,e	China Railway Construction Corp	1,228,266
3,601,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	878,608
2,414,000		CNOOC Ltd	4,842,617
1,286,000		COSCO Pacific Ltd	1,765,672
1,652,000		CPMC Holdings Ltd	1,126,465
542,500	e	Great Wall Motor Co Ltd	1,212,645
4,002,000	e	Huaneng Power International, Inc	2,890,299
11,208,834	e	Industrial & Commercial Bank of China	6,391,199
1,354,000	e	Intime Department Store Group Co Ltd	1,267,388
2,556,000	e	KWG Property Holding Ltd	1,402,993
121,463	*,e	Melco PBL Entertainment Macau Ltd (ADR)	1,224,347
579,500	e	Ping An Insurance Group Co of China Ltd	4,512,266
239,000	e	Tencent Holdings Ltd	7,095,773
598,000	*	Xinao Gas Holdings Ltd	2,281,156

		TOTAL CHINA	67,001,068

COLOMBIA - 2.1%
86,064		Almacenes Exito S.A.	1,474,340
53,518		BanColombia S.A.	811,684
18,637,402		Bolsa de Valores de Colombia	303,673
322,247		Cementos Argos S.A.	1,273,092
1,610,529		Ecopetrol S.A.	4,628,216
68,546		Inversiones Argos S.A.	658,647

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

57,572		Inversiones Argos S.A. (Preference)	$552,558
44,887		Pacific Rubiales Energy Corp	1,008,398

		TOTAL COLOMBIA	10,710,608

CYPRUS - 0.4%
113,433	f	Globaltrans Investment plc (GDR) (purchased 8/31/10, cost $1,900,355)	2,138,297

		TOTAL CYPRUS	2,138,297

HONG KONG - 1.8%
363,000		AIA Group Ltd	1,268,253
22,290	*,m	Asia Pacific Investment Partners Limited	158,091
690,000	e	China Resources Land Ltd	1,389,837
3,190,000	e	Hutchison Telecommunications Hong Kong Holdings Ltd	1,546,646
1,094,000		Lee & Man Holding Ltd	526,757
994,000	e	Li & Fung Ltd	1,952,425
334,000		Shangri-La Asia Ltd	655,874
1,392,000		Techtronic Industries Co	1,872,404

		TOTAL HONG KONG	9,370,287

INDIA - 6.1%
296,554	*	Cairn India Ltd	1,768,822
492,841	*	DEN Networks Ltd	1,084,400
469,395		DLF Ltd	1,752,993
227,931		Exide Industries Ltd	524,434
55,820		Godrej Industries Ltd	237,360
16,964		Grasim Industries Ltd	873,691
96,450		Havells India Ltd	926,692
238,197		HDFC Bank Ltd	2,506,160
107,387		Housing Development Finance Corp	1,327,487
127,769		ICICI Bank Ltd	2,198,737
409,861		Infrastructure Development Finance Co Ltd	984,273
528,509		ITC Ltd	2,446,452
77,460		Larsen & Toubro Ltd	1,896,045
146,270		Lupin Ltd	1,575,254
194,327		Phoenix Mills Ltd	640,842
3,473,780	*	SpiceJet Ltd	1,999,844
57,691		Strides Arcolab Ltd	737,275
192,124		Sun Pharmaceuticals Industries Ltd	2,249,478
63,800		Tata Consultancy Services Ltd	1,419,013
165,765		United Spirits Ltd	2,410,092
33,383		UTI Bank Ltd	622,187
318,566		ZEE Telefilms Ltd	960,918

		TOTAL INDIA	31,142,449

INDONESIA - 4.0%
3,535,000	*	Modern Internasional Tbk PT	268,573
1,737,500		PT ACE Hardware Indonesia Tbk	1,077,796
2,830,000		PT Astra International Tbk	2,080,617
2,414,500		PT Bank Mandiri Persero Tbk	2,101,677
1,117,500		PT Bank Negara Indonesia	467,109
142,200		PT Gudang Garam Tbk	842,503

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

1,166,500		PT Harum Energy Indonesia Tbk	$691,603
213,500		PT Indo Tambangraya Megah	796,282
685,000		PT Indocement Tunggal Prakarsa Tbk	1,548,865
1,408,500		PT Indomobil Sukses Internasional Tbk	903,393
2,490,500		PT Jasa Marga Tbk	1,493,579
37,557,500		PT Kawasan Industri Jababeka Tbk	721,174
8,414,875		PT Lippo Karawaci Tbk	788,919
12,644,500	*	PT MNC Sky Vision Tbk	2,271,067
1,144,500		PT Sumber Alfaria Trijaya Tbk	660,530
4,078,000		PT Summarecon Agung Tbk	695,262
668,000		PT Surya Citra Media Tbk	728,318
533,500		PT United Tractors Tbk	1,175,228
445,000		Straits Asia Resources Ltd	465,401
1,326,000	*	Tower Bersama Infrastructure	548,346

		TOTAL INDONESIA	20,326,242

JAPAN - 0.3%
27,200		Uni-Charm Corp	1,498,529

		TOTAL JAPAN	1,498,529

KOREA, REPUBLIC OF - 12.1%
1,580		Amorepacific Corp	1,430,996
60,140		Cheil Communications, Inc	1,004,778
26,190		Hana Financial Group, Inc	829,454
8,308		Hyundai Heavy Industries	1,760,441
30,922		Hyundai Motor Co	6,423,884
14,401		Hyundai Steel Co	1,058,708
8,950		Hyundai Wia Corp	1,305,656
38,476		KB Financial Group, Inc	1,211,694
47,648		Kia Motors Corp	3,266,303
12,231		LG Chem Ltd	3,356,252
31,201		LG Corp	1,599,820
3,402		LG Household & Health Care Ltd	1,753,807
7,015		Mando Corp	1,006,532
24,437		Samsung Electronics Co Ltd	28,090,847
7,160		Samsung Engineering Co Ltd	1,146,207
10,087		Samsung Fire & Marine Insurance Co Ltd	1,886,546
53,270		Samsung Heavy Industries Co Ltd	1,821,531
66,246		Shinhan Financial Group Co Ltd	2,101,210
10,215		SK Energy Co Ltd	1,388,219

		TOTAL KOREA, REPUBLIC OF	62,442,885

LUXEMBOURG - 0.2%
122,625	f	O’Key Group S.A. (GDR) (purchased 11/2/10, cost $1,079,787)	1,122,019

		TOTAL LUXEMBOURG	1,122,019

MACAU - 0.3%
517,200		Sands China Ltd	1,517,114

		TOTAL MACAU	1,517,114

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

MALAYSIA - 1.0%
337,700		Asiatic Development BHD	$1,016,934
932,900		Bumiputra-Commerce Holdings BHD	2,334,391
835,700		TM International BHD	1,562,164

		TOTAL MALAYSIA	4,913,489

MEXICO - 7.9%
164,200	e	Alfa S.A. de C.V. (Class A)	2,640,214
447,196	*	Alpek SAB de C.V.	1,095,922
1,187,206	*	Alsea SAB de C.V.	1,639,065
5,271,200		America Movil S.A. de C.V. (Series L)	7,047,556
558,300		Bolsa Mexicana de Valores S.A. de C.V.	1,066,347
4,116,284	*	Cemex S.A. de C.V.	2,872,438
576,700		Fibra Uno Administracion S.A. de C.V.	1,192,126
433,200		Fomento Economico Mexicano S.A. de C.V.	3,707,047
34,052		Fresnillo plc	773,063
660,900	*,e	Genomma Lab Internacional S.A. de C.V.	1,332,386
133,100		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,186,825
372,700	*	Grupo Famsa SAB de C.V.	440,004
706,180		Grupo Financiero Banorte S.A. de C.V.	3,781,410
669,400		Grupo Televisa S.A.	3,053,916
26,570		Industrias Penoles S.A. de C.V.	1,094,907
622,100		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,300,476
593,267		Mexichem SAB de C.V.	2,811,866
1,188,800	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	3,367,455

		TOTAL MEXICO	40,403,023

PERU - 1.1%
292,588		Alicorp S.A.	755,425
42,034	m	Bolsa de Valores de Lima S.A.	144,062
19,173		Cia de Minas Buenaventura S.A. (ADR) (Series B)	698,281
18,618		Credicorp Ltd (NY)	2,158,571
744,141		Ferreyros S.A.	606,421
261,943		Grana y Montero S.A.	827,923
16,600	f	Intergroup Financial Services Corp (purchased 8/31/10, cost $474,016)	522,900

		TOTAL PERU	5,713,583

PHILIPPINES - 3.3%
2,186,000		Ayala Land, Inc	1,139,675
633,962		Banco de Oro Universal Bank	975,721
5,932,300	*	Bloomberry Resorts Corp	1,449,502
600,720		DMCI Holdings, Inc	840,032
66,570	*	GT Capital Holdings, Inc	868,184
759,580		International Container Term Services, Inc	1,317,646
900,500		JG Summit Holdings (Series B)	728,056
22,402,000	f	Megaworld Corp (purchased 6/27/12, cost $1,168,103)	1,207,008
10,696,000		Metro Pacific Investments Corp	1,066,711
844,489		Metropolitan Bank & Trust	2,017,296
41,050		Philippine Stock Exchange, Inc	355,649
2,213,600		Robinsons Land Corp	1,029,943
270,220		Security Bank Corp	912,115
62,060		SM Investments Corp	1,110,546
3,601,775		SM Prime Holdings	1,204,470

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

538,400		Universal Robina	$756,035

		TOTAL PHILIPPINES	16,978,589

POLAND - 0.7%
30,046		Bank Pekao S.A.	1,253,717
31,176	*	Orbis S.A.	335,010
16,630		Powszechny Zaklad Ubezpieczen S.A.	1,756,603
22,202		Warsaw Stock Exchange	225,884

		TOTAL POLAND	3,571,214

PORTUGAL - 0.1%
42,325		Jeronimo Martins SGPS S.A.	663,410

		TOTAL PORTUGAL	663,410

RUSSIA - 7.1%
46,721	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/6/10, cost $1,218,455)	1,284,828
771,365		Gazprom OAO (ADR)	7,092,237
94,256		LUKOIL (ADR)	5,299,140
105,650	f	Magnit OAO (GDR) (purchased 9/23/10, cost $2,796,632)	3,408,846
52,209	*,f	Mail.ru (GDR) (purchased 6/16/11, cost $1,876,596)	1,574,978
97,654	*,f	NOMOS-BANK (GDR) (purchased 4/19/11, cost $1,449,594)	1,139,997
49,375	f	NovaTek OAO (GDR) (purchased 10/6/10, cost $6,275,296)	5,544,463
243,444	f	Rosneft Oil Co (GDR) (purchased 7/25/12, cost $1,446,077)	1,457,390
531,897		Sberbank of Russian Federation (ADR)	5,884,458
104,015	f	TransContainer OAO (GDR) (purchased 9/9/11, cost $1,069,842)	1,212,815
42,969	f	Uralkali (GDR) (purchased 11/9/10, cost $1,632,607)	1,784,649
53,466	*,e	Yandex NV	1,028,151

		TOTAL RUSSIA	36,711,952

SINGAPORE - 1.2%
1,808,000		Golden Agri-Resources Ltd	1,070,694
217,000		Keppel Corp Ltd	1,942,144
702,000		Petra Foods Ltd	1,349,212
428,000		SembCorp Marine Ltd	1,665,369

		TOTAL SINGAPORE	6,027,419

SOUTH AFRICA - 7.3%
363,273	e	African Bank Investments Ltd	1,599,980
60,204		AngloGold Ashanti Ltd	2,037,584
89,583		Aspen Pharmacare Holdings Ltd	1,570,721
293,350		AVI Ltd	2,091,956
36,728		Capitec Bank Holdings Ltd	966,675
135,943	e	Clicks Group Ltd	895,402
933,152		FirstRand Ltd	3,110,590
76,611		Foschini Ltd	1,317,804
648,142		Growthpoint Properties Ltd	1,988,504
124,744		Imperial Holdings Ltd	2,846,981
461,474		Life Healthcare Group Holdings Pte Ltd	1,869,920
133,122		Mr Price Group Ltd	1,981,561
277,714		MTN Group Ltd	4,992,743

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

80,090		Naspers Ltd (N Shares)	$4,344,681
552,422		Sanlam Ltd	2,371,084
47,498		Sasol Ltd	1,970,371
230,137		Woolworths Holdings Ltd	1,495,344

		TOTAL SOUTH AFRICA	37,451,901

TAIWAN - 6.1%
672,000		Advanced Semiconductor Engineering, Inc	516,562
768,000		Career Technology Co Ltd	1,066,707
337,000		Catcher Technology Co Ltd	1,609,805
1,752,748		Chinatrust Financial Holding Co	1,040,089
1,327,000		Far EasTone Telecommunications Co Ltd	3,327,734
388,000		Formosa Chemicals & Fibre Corp	1,019,242
42,100		Formosa International Hotels Corp	448,557
784,676		Fubon Financial Holding Co Ltd	815,639
1,262,900		Hon Hai Precision Industry Co, Ltd	3,518,509
39,000		Largan Precision Co Ltd	791,634
82,000	*	MediaTek, Inc	689,576
1,314,580		Mega Financial Holding Co Ltd	1,056,399
495,000		Nan Ya Plastics Corp	958,832
184,000		Richtek Technology Corp	1,010,798
371,000		Taiwan Fertilizer Co Ltd	871,293
4,049,000		Taiwan Semiconductor Manufacturing Co Ltd	10,959,801
99,000		TPK Holding Co Ltd	1,086,964
231,000	*	Zhen Ding Technology Holding Ltd	689,080

		TOTAL TAIWAN	31,477,221

THAILAND - 3.3%
287,800		Advanced Info Service PCL	1,819,861
2,551,300		Amata Corp PCL (Foreign)	1,385,296
124,200		Bangkok Bank PCL (ADR)	769,357
113,500		Bangkok Bank PCL (Foreign)	746,027
295,300		BEC World PCL (Foreign)	525,672
840,100		CP Seven Eleven PCL	904,310
9,165,200		Jasmine International PCL	949,518
278,300		Kasikornbank PCL - NVDR	1,538,007
1,544,100		LPN Development PCL	848,364
3,675,110		Minor International PCL (Foreign)	1,822,573
175,600		PTT PCL	1,809,054
16,937,250		Quality House PCL	952,619
655,600		Robinson Department Store PCL (ADR)	1,267,967
320,700		Siam Commercial Bank PCL	1,640,695

		TOTAL THAILAND	16,979,320

TURKEY - 2.3%
196,207		Anadolu Hayat Emeklilik AS	534,945
260,660		Arcelik AS	1,289,233
48,593		Bizim Toptan Satis Magazalari AS	716,472
63,218		Coca-Cola Icecek AS	980,197
558,078		Emlak Konut Gayrimenkul Yatiri	740,860
256,958		Enka Insaat ve Sanayi AS	742,076
305,228		KOC Holding AS	1,184,204

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

365,750		Sinpas Gayrimenkul Yatirim Ortakligi AS	$251,422
280,412		TAV Havalimanlari Holding AS	1,531,242
446,153	*	Turk Hava Yollari	850,743
667,953		Turkiye Garanti Bankasi AS	2,596,473
248,059	*	Yapi ve Kredi Bankasi	511,022

		TOTAL TURKEY	11,928,889

UKRAINE - 0.4%
47,664	*	Kernel Holding S.A.	993,525
71,724	*,f	MHP SA (GDR) (purchased 11/22/10, cost $1,110,042)	915,786

		TOTAL UKRAINE	1,909,311

UNITED KINGDOM - 1.0%
818,253	*	Afren plc	1,632,248
75,158		Antofagasta plc	1,255,824
88,887		Standard Chartered plc (Hong Kong)	2,059,022

		TOTAL UNITED KINGDOM	4,947,094

UNITED STATES - 0.6%
128,593	*	Alacer Gold Corp (ADR)	791,011
23,706		Las Vegas Sands Corp	863,373
42,151		Southern Copper Corp (NY)	1,360,634

		TOTAL UNITED STATES	3,015,018

		TOTAL COMMON STOCKS	506,484,345

		(Cost $502,752,923)

PREFERRED STOCKS - 0.9%
BRAZIL - 0.9%
125,560		Ambev Cia De Bebidas Das	4,816,646

		TOTAL BRAZIL	4,816,646

PHILIPPINES - 0.0%
1,721,900	m	Ayala Land, Inc (Preferred B)	4,125

		TOTAL PHILIPPINES	4,125

		TOTAL PREFERRED STOCKS	4,820,771

		(Cost $4,271,502)

RIGHTS / WARRANTS - 0.2%
BRAZIL - 0.0%
201,258	*	PDG Realty S.A. Empreendimentos e Participacoes	3,929

		TOTAL BRAZIL	3,929

NIGERIA - 0.2%
13,671,230	m	Deutsche Bank, First Bank of Nigeria plc	956,986

		TOTAL NIGERIA	956,986

		TOTAL RIGHTS / WARRANTS	960,915

		(Cost $970,444)

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 5.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.6%
29,039,723	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$29,039,723

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	29,039,723

		TOTAL SHORT-TERM INVESTMENTS	29,039,723

		(Cost $29,039,723)

		TOTAL INVESTMENTS - 105.3%	541,305,754
		(Cost $537,034,592)
		OTHER ASSETS & LIABILITIES, NET - (5.3)%	(27,062,169)

		NET ASSETS - 100.0%	$514,243,585

		Abbreviation(s):
		ADR American Depositary Receipt
		GDR Global Depositary Receipt
		NVDR Non Voting Depository Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,351,547.
	f	Restricted security. At 7/31/2012, the aggregate value of these securities amounted to $23,313,976 or 4.5% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$134,231,084	26.1%
CONSUMER DISCRETIONARY	67,084,403	13.1
INFORMATION TECHNOLOGY	63,361,444	12.3
INDUSTRIALS	54,542,690	10.6
CONSUMER STAPLES	52,026,991	10.1
ENERGY	49,870,392	9.7
MATERIALS	43,354,446	8.4
TELECOMMUNICATION SERVICES	31,389,032	6.1
HEALTH CARE	9,335,034	1.8
UTILITIES	7,070,515	1.4
SHORT - TERM INVESTMENTS	29,039,723	5.7
OTHER ASSETS & LIABILITIES, NET	(27,062,169)	(5.3)

NET ASSETS	$514,243,585	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

AUTOMOBILES & COMPONENTS - 0.5%
71,607	*	BorgWarner, Inc	$4,804,830
131,683	*,e	Tesla Motors, Inc	3,610,748

		TOTAL AUTOMOBILES & COMPONENTS	8,415,578

CAPITAL GOODS - 6.8%
449,856		Boeing Co	33,248,857
178,684		European Aeronautic Defence and Space Co	6,411,862
338,777		Honeywell International, Inc	19,666,005
188,652		Precision Castparts Corp	29,346,705
154,844		Roper Industries, Inc	15,399,236

		TOTAL CAPITAL GOODS	104,072,665

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
277,497	*	Nielsen Holdings NV	7,908,665
239,045	*	Verisk Analytics, Inc	12,012,011

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	19,920,676

CONSUMER DURABLES & APPAREL - 2.9%
364,651	e	Burberry Group plc	7,141,313
319,669		Nike, Inc (Class B)	29,841,101
51,919		Ralph Lauren Corp	7,493,989

		TOTAL CONSUMER DURABLES & APPAREL	44,476,403

CONSUMER SERVICES - 3.0%
165,980		Las Vegas Sands Corp	6,044,992
302,616	*	Orient-Express Hotels Ltd (Class A)	2,759,858
488,090		Starbucks Corp	22,100,715
283,579		Starwood Hotels & Resorts Worldwide, Inc	15,355,803

		TOTAL CONSUMER SERVICES	46,261,368

DIVERSIFIED FINANCIALS - 4.2%
163,565		American Express Co	9,439,336
207,492		Ameriprise Financial, Inc	10,731,486
966,390		Blackstone Group LP	13,384,502
108,885	*	IntercontinentalExchange, Inc	14,287,890
389,503		Moody’s Corp	15,786,556

		TOTAL DIVERSIFIED FINANCIALS	63,629,770

ENERGY - 4.4%
153,433		EOG Resources, Inc	15,037,968
235,581		National Oilwell Varco, Inc	17,032,506
288,782		Schlumberger Ltd	20,578,606
521,523		Suncor Energy, Inc	15,944,454

		TOTAL ENERGY	68,593,534

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.8%
155,531		Wal-Mart Stores, Inc	$11,576,172

		TOTAL FOOD & STAPLES RETAILING	11,576,172

FOOD, BEVERAGE & TOBACCO - 1.3%
150,024		Hershey Co	10,762,722
121,343		Mead Johnson Nutrition Co	8,853,185

		TOTAL FOOD, BEVERAGE & TOBACCO	19,615,907

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
78,675	*	Catamaran Corp	6,648,824
194,517	*	Cerner Corp	14,378,697
75,170	*	Edwards Lifesciences Corp	7,607,204
182,916	*	Express Scripts Holding Co	10,598,153
49,929	*	Intuitive Surgical, Inc	24,040,814

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	63,273,692

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
525,474		Estee Lauder Cos (Class A)	27,524,328

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	27,524,328

MATERIALS - 5.0%
60,251		Celanese Corp (Series A)	2,297,371
166,668		Ecolab, Inc	10,908,420
523,171		Monsanto Co	44,793,901
71,676		PPG Industries, Inc	7,845,655
82,243		Sherwin-Williams Co	11,049,347

		TOTAL MATERIALS	76,894,694

MEDIA - 6.0%
527,292		Comcast Corp (Class A)	17,163,355
316,144	*	DIRECTV	15,699,711
205,820	*	Discovery Communications, Inc (Class A)	10,420,666
150,423		Omnicom Group, Inc	7,548,226
212,274		Scripps Networks Interactive (Class A)	11,430,955
613,484		Walt Disney Co	30,146,604

		TOTAL MEDIA	92,409,517

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.3%
211,763		Abbott Laboratories	14,042,004
288,225		Agilent Technologies, Inc	11,036,135
173,930	*	Alexion Pharmaceuticals, Inc	18,236,561
165,595		Allergan, Inc	13,590,382
228,788		Amgen, Inc	18,897,889
69,105	*	Biogen Idec, Inc	10,077,582
160,405	*	BioMarin Pharmaceuticals, Inc	6,302,312
108,116	*	Celgene Corp	7,401,621
203,821	*	Gilead Sciences, Inc	11,073,595
160,966	*,e	Illumina, Inc	6,675,260

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

285,655		Johnson & Johnson	$19,773,039
129,520		Novo Nordisk AS (Class B)	19,970,377
136,128	*	Onyx Pharmaceuticals, Inc	10,205,516
49,800	*	Regeneron Pharmaceuticals, Inc	6,705,570

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	173,987,843

REAL ESTATE - 0.8%
160,678		American Tower Corp	11,618,626

		TOTAL REAL ESTATE	11,618,626

RETAILING - 5.6%
261,156	*	Amazon.com, Inc	60,927,695
383,449		Lowe’s Companies, Inc	9,728,101
11,694	*	Priceline.com, Inc	7,738,387
122,740		Target Corp	7,444,181

		TOTAL RETAILING	85,838,364

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
165,026		Avago Technologies Ltd	6,105,962
458,266		Broadcom Corp (Class A)	15,526,052

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,632,014

SOFTWARE & SERVICES - 22.0%
721,089	*	Adobe Systems, Inc	22,267,228
52,245	*	Akamai Technologies, Inc	1,837,979
232,765	*	Autodesk, Inc	7,895,389
253,689	*	Cognizant Technology Solutions Corp (Class A)	14,401,925
841,298	*	eBay, Inc	37,269,501
327,126	*	Gartner, Inc	14,521,123
74,135	*	Google, Inc (Class A)	46,925,231
974,462		Intuit, Inc	56,538,285
68,667		Mastercard, Inc (Class A)	29,977,952
762,915		Microsoft Corp	22,483,105
388,140	*	Nuance Communications, Inc	7,898,649
458,172	*	Red Hat, Inc	24,585,510
90,992	*	Salesforce.com, Inc	11,315,765
300,948		Visa, Inc (Class A)	38,843,358

		TOTAL SOFTWARE & SERVICES	336,761,000

TECHNOLOGY HARDWARE & EQUIPMENT - 12.4%
194,654	*	Apple, Inc	118,886,877
461,171		Cisco Systems, Inc	7,355,678
1,250,952	*	EMC Corp	32,787,452
109,913	*	F5 Networks, Inc	10,263,676
339,324		Qualcomm, Inc	20,250,856

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	189,544,539

TELECOMMUNICATION SERVICES - 1.2%
66,417	*	SBA Communications Corp (Class A)	3,922,588
305,036		Verizon Communications, Inc	13,769,325

		TOTAL TELECOMMUNICATION SERVICES	17,691,913

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 1.0%
170,239		FedEx Corp			$15,372,582

		TOTAL TRANSPORTATION			15,372,582

		TOTAL COMMON STOCKS			1,499,111,185

		(Cost $1,290,954,714)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.4%
TREASURY DEBT - 0.7%
$10,000,000		United States Treasury Bill	0.042%	09/13/12	9,999,104
800,000		United States Treasury Bill	0.006	08/02/12	799,999

					10,799,103

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
11,246,177	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			11,246,177

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,246,177

		TOTAL SHORT-TERM INVESTMENTS			22,045,280

		(Cost $22,045,280)

		TOTAL INVESTMENTS - 99.2%			1,521,156,465
		(Cost $1,312,999,994)
		OTHER ASSETS & LIABILITIES, NET - 0.8%			12,908,705

		NET ASSETS - 100.0%			$1,534,065,170

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,829,838.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.6%
605,559	*	American Axle & Manufacturing Holdings, Inc	$6,533,982
62,082	*	BorgWarner, Inc	4,165,702
212,442		Ford Motor Co	1,962,964
120,672	*	Visteon Corp	3,913,393

		TOTAL AUTOMOBILES & COMPONENTS	16,576,041

BANKS - 6.0%
3,261,322		Barclays plc	8,493,797
126,290		BB&T Corp	3,961,717
4,100,500		BOC Hong Kong Holdings Ltd	12,541,683
453,977		Fifth Third Bancorp	6,273,962
1,613,862		Huntington Bancshares, Inc	10,030,152
107,486		PNC Financial Services Group, Inc	6,352,423
1,654,772		Regions Financial Corp	11,517,213
116,531		SunTrust Banks, Inc	2,755,958
663,057		TCF Financial Corp	6,849,379
757,419		US Bancorp	25,373,537
2,026,469		Wells Fargo & Co	68,514,917

		TOTAL BANKS	162,664,738

CAPITAL GOODS - 8.4%
323,984		Boeing Co	23,945,657
532,542		CAE, Inc	5,368,699
574,924	*	Edwards Group Ltd (ADR)	3,880,737
14,975	*	Engility Holdings, Inc	218,635
4,083,137		General Electric Co	84,725,093
197,691		Honeywell International, Inc	11,475,963
314,236		Illinois Tool Works, Inc	17,075,584
1,817,255		Invensys plc	6,840,415
89,853		L-3 Communications Holdings, Inc	6,369,679
607,802		Masco Corp	7,311,858
204,602	*,e	Polypore International, Inc	7,603,010
223,503		SPX Corp	13,571,102
274,673		Textron, Inc	7,155,232
542,056		Tyco International Ltd	29,780,556

		TOTAL CAPITAL GOODS	225,322,220

CONSUMER DURABLES & APPAREL - 1.0%
292,743		Jarden Corp	13,231,984
1,150,048	*	Pulte Homes, Inc	12,995,542

		TOTAL CONSUMER DURABLES & APPAREL	26,227,526

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.8%
557,757		Carnival Corp	$18,562,153
280,266		Interval Leisure Group, Inc	5,140,078
899,776	*	Orient-Express Hotels Ltd (Class A)	8,205,957
296,612	*	Penn National Gaming, Inc	11,544,139
95,459		Six Flags Entertainment Corp	5,499,393

		TOTAL CONSUMER SERVICES	48,951,720

DIVERSIFIED FINANCIALS - 7.9%
336,850		Apollo Management LP	4,571,055
3,243,991		Bank of America Corp	23,810,894
1,254,998		Blackstone Group LP	17,381,722
321,634		Capital One Financial Corp	18,169,104
1,537,485		Citigroup, Inc	41,711,968
538,280		Discover Financial Services	19,356,549
50,635		Goldman Sachs Group, Inc	5,109,071
1,022,143		JPMorgan Chase & Co	36,797,148
2,173,141		Morgan Stanley	29,685,106
367,413		State Street Corp	14,836,137

		TOTAL DIVERSIFIED FINANCIALS	211,428,754

ENERGY - 16.3%
242,044		Anadarko Petroleum Corp	16,807,535
239,176		Baker Hughes, Inc	11,078,632
154,876		Cabot Oil & Gas Corp	6,534,219
205,435		Cenovus Energy, Inc	6,267,822
660,497		Chevron Corp	72,377,261
527,201	*	Cobalt International Energy, Inc	13,232,745
185,492	e	Crescent Point Energy Corp	7,372,699
326,449		Energy Transfer Partners LP	14,951,364
171,492		EOG Resources, Inc	16,807,931
39,977		Equitable Resources, Inc	2,254,703
1,448,360	e	EXCO Resources, Inc	10,196,454
1,364,240		Exxon Mobil Corp	118,484,244
1,561,638	*	Kodiak Oil & Gas Corp	13,039,677
137,768		Marathon Petroleum Corp	6,516,426
723,434	*	Matador Resources Co	7,574,354
47,767		Noble Energy, Inc	4,176,269
638,406		Occidental Petroleum Corp	55,560,474
43,590		Phillips 66	1,638,984
528,456	*	Southwestern Energy Co	17,571,162
9,963		Spectra Energy Corp	305,765
213		Sunoco, Inc	10,265
327,774		Transocean Ltd	15,349,656
1,219,895	*	Weatherford International Ltd	14,699,735
225,580		Williams Cos, Inc	7,171,188

		TOTAL ENERGY	439,979,564

FOOD & STAPLES RETAILING - 0.5%
119,022		CVS Corp	5,385,745
198,661		Walgreen Co	7,223,314

		TOTAL FOOD & STAPLES RETAILING	12,609,059

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 4.3%
514,503		Altria Group, Inc	$18,506,673
213,011	*	Constellation Brands, Inc (Class A)	6,009,040
322,302	e	Consumer Staples Select Sector SPDR Fund	11,483,620
999,967	*	DE Master Blenders 1753 NV	11,588,753
58,083		Hillshire Brands Co	1,487,506
658,736		Kraft Foods, Inc (Class A)	26,158,406
226,798		PepsiCo, Inc	16,495,019
58,956		Philip Morris International, Inc	5,390,936
164,399	*	Ralcorp Holdings, Inc	9,809,688
82,712	e	Remy Cointreau S.A.	9,761,024

		TOTAL FOOD, BEVERAGE & TOBACCO	116,690,665

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
160,183		Baxter International, Inc	9,372,307
1,032,360	*	Boston Scientific Corp	5,337,301
495,847		Cardinal Health, Inc	21,366,047
165,494		Cigna Corp	6,666,099
442,377		Medtronic, Inc	17,438,502
394,700	*	Olympus Corp	7,391,568
558,192		UnitedHealth Group, Inc	28,518,029
63,913		WellPoint, Inc	3,405,924

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	99,495,777

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
461,732		Avon Products, Inc	7,152,229
962,442		Procter & Gamble Co	62,116,007

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	69,268,236

INSURANCE - 6.8%
334,009		ACE Ltd	24,549,662
247,131		Allstate Corp	8,476,593
132,104		Aon plc	6,499,517
48	*	Berkshire Hathaway, Inc	6,117,360
190,772	*	Berkshire Hathaway, Inc (Class B)	16,185,096
72,513		Everest Re Group Ltd	7,374,572
676,103		Hartford Financial Services Group, Inc	11,121,894
488,750		Marsh & McLennan Cos, Inc	16,231,388
66,264		Max Capital Group Ltd	1,541,963
502,566		Metlife, Inc	15,463,956
62,847		PartnerRe Ltd	4,552,637
600,692		Principal Financial Group	15,371,708
340,334		Prudential Financial, Inc	16,431,326
71,633		RenaissanceRe Holdings Ltd	5,300,126
296,389		Travelers Cos, Inc	18,568,771
376,933		XL Capital Ltd	7,783,666

		TOTAL INSURANCE	181,570,235

MATERIALS - 2.8%
139,704		Ashland, Inc	9,833,765
231,912		Cleveland-Cliffs, Inc	9,482,882
385,173		Georgia Gulf Corp	12,625,971
669,612		PolyOne Corp	9,863,385

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

428,096		Sealed Air Corp	$6,935,155
379,000		Teijin Ltd	1,108,494
382,595		Walter Energy, Inc	13,123,008
207,337	e	Westlake Chemical Corp	12,307,524

		TOTAL MATERIALS	75,280,184

MEDIA - 2.8%
503,508		Comcast Corp (Class A)	16,389,185
449,462		DISH Network Corp (Class A)	13,825,451
384,633		News Corp (Class A)	8,854,252
410,247		Time Warner, Inc	16,048,863
436,327		Walt Disney Co	21,441,109

		TOTAL MEDIA	76,558,860

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
177,343		Amgen, Inc	14,648,532
1,439,690	*	Biovitrum AB	5,006,439
250,200		Eli Lilly & Co	11,016,306
826,130		Johnson & Johnson	57,184,719
1,008,466		Merck & Co, Inc	44,543,943
3,351,089		Pfizer, Inc	80,560,179
872,671		Teva Pharmaceutical Industries Ltd (ADR)	35,683,517
431,200		Warner Chilcott plc	7,330,400

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	255,974,035

REAL ESTATE - 3.1%
37,426		Boston Properties, Inc	4,150,543
1,322,315		Chimera Investment Corp	2,856,200
507,411	*	Forest City Enterprises, Inc (Class A)	7,159,569
127,657		General Growth Properties, Inc	2,313,145
591,579		Kimco Realty Corp	11,529,875
380,760		Mack-Cali Realty Corp	10,200,560
178,111		Potlatch Corp	6,164,422
4,788		Rouse Properties, Inc	66,266
119,658		SL Green Realty Corp	9,423,068
179,351		Starwood Property Trust, Inc	3,992,353
20,272		Vornado Realty Trust	1,692,712
707,750		Weyerhaeuser Co	16,525,963
1,054,000		Wharf Holdings Ltd	6,069,538

		TOTAL REAL ESTATE	82,144,214

RETAILING - 2.9%
162,416		Abercrombie & Fitch Co (Class A)	5,489,661
698,439		Best Buy Co, Inc	12,634,761
183,231		Expedia, Inc	10,442,335
726,234	e	JC Penney Co, Inc	16,347,527
2,080,000		Li & Fung Ltd	4,085,558
529,329		Lowe’s Companies, Inc	13,429,077
64,717		Target Corp	3,925,086
274,940	*	Urban Outfitters, Inc	8,399,417

		TOTAL RETAILING	74,753,422

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
198,011		Avago Technologies Ltd	$7,326,407
221,782		Broadcom Corp (Class A)	7,513,974
929,860	*,e	Freescale Semiconductor Holdings Ltd	9,921,606
282,054	*	Lam Research Corp	9,705,478
402,491	*	Nvidia Corp	5,449,728
1,320,091	*	ON Semiconductor Corp	9,161,432
1,055,253	*	RF Micro Devices, Inc	4,094,382

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	53,173,007

SOFTWARE & SERVICES - 1.7%
384,070	*,e	AOL, Inc	12,236,470
118,982		DST Systems, Inc	6,413,130
482,994	*	eBay, Inc	21,396,634
160,007	*,e	VistaPrint Ltd	5,520,242

		TOTAL SOFTWARE & SERVICES	45,566,476

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
423,671	*,e	Ciena Corp	6,791,446
2,143,942		Cisco Systems, Inc	34,195,875
1,699,671		Corning, Inc	19,393,246
1,360,720		Hewlett-Packard Co	24,819,533
450,000	e	Hitachi Ltd	2,652,950
839,113	*	JDS Uniphase Corp	8,256,872
465,270	*	Juniper Networks, Inc	8,156,183
94,871	*	SanDisk Corp	3,902,044

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	108,168,149

TELECOMMUNICATION SERVICES - 3.8%
2,524,658		AT&T, Inc	95,735,032
128,467	*	Level 3 Communications, Inc	2,475,559
156,555	*	tw telecom inc (Class A)	3,934,227

		TOTAL TELECOMMUNICATION SERVICES	102,144,818

TRANSPORTATION - 1.2%
163,097		FedEx Corp	14,727,659
767,560	*	Hertz Global Holdings, Inc	8,642,726
309,853	*	UAL Corp	5,853,123
368,835		UTI Worldwide, Inc	4,887,064

		TOTAL TRANSPORTATION	34,110,572

UTILITIES - 5.5%
497,714	*	Calpine Corp	8,505,932
410,669		Centerpoint Energy, Inc	8,648,689
274,464		Duke Energy Corp	18,603,170
83,185		Edison International	3,841,483
22,696		Entergy Corp	1,649,318
857,215		Exelon Corp	33,534,251
217,755		FirstEnergy Corp	10,935,656
124,517		NextEra Energy, Inc	8,828,255

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

259,140		PG&E Corp			$11,961,902
363,296		PPL Corp			10,499,255
2,070,375	*	RRI Energy, Inc			4,927,493
168,320	e	Utilities Select Sector SPDR Fund			6,382,695
611,256		Xcel Energy, Inc			17,909,801

		TOTAL UTILITIES			146,227,900

		TOTAL COMMON STOCKS			2,664,886,172

		(Cost $2,632,746,615)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 5.3%
TREASURY DEBT - 1.1%
$29,400,000	United States Treasury Bill	0.005%-0.006%	08/02/12	29,399,955

				29,399,955

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.2%
114,140,665	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	114,140,665

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	114,140,665

		TOTAL SHORT-TERM INVESTMENTS	143,540,620

		(Cost $143,540,620)

		TOTAL INVESTMENTS - 104.5%	2,808,426,792
		(Cost $2,776,287,235)
		OTHER ASSETS & LIABILITIES, NET - (4.5)%	(120,367,582)

		NET ASSETS - 100.0%	$2,688,059,210

Abbreviation(s):
	ADR	American Depositary Receipt
	SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $111,191,085.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.4%

AUTOMOBILES & COMPONENTS - 0.4%
187,132	*,e	Tesla Motors, Inc	$5,131,159

		TOTAL AUTOMOBILES & COMPONENTS	5,131,159

BANKS - 1.2%
791,863		CapitalSource, Inc	5,186,703
166,196	*	Signature Bank	10,719,642

		TOTAL BANKS	15,906,345

CAPITAL GOODS - 10.6%
242,484		Chicago Bridge & Iron Co NV	8,666,378
226,537		Crane Co	8,834,943
47,743		Cummins, Inc	4,578,554
137,321		Flowserve Corp	16,475,773
275,103	*	Fortune Brands Home & Security, Inc	6,085,278
197,071		Joy Global, Inc	10,235,868
317,696		KBR, Inc	8,336,343
103,231	*	Middleby Corp	10,108,379
246,083	*,e	MRC Global, Inc	5,686,978
178,668	*	Owens Corning, Inc	4,799,023
177,258		Roper Industries, Inc	17,628,308
145,810		Snap-On, Inc	9,883,002
207,963		Timken Co	7,528,261
87,327	*	TransDigm Group, Inc	10,772,659
411,255		Trinity Industries, Inc	11,515,140

		TOTAL CAPITAL GOODS	141,134,887

COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
182,432	*	Acacia Research (Acacia Technologies)	5,164,650
181,064	*	Clean Harbors, Inc	10,961,615
79,575	*	Portfolio Recovery Associates, Inc	6,738,411
158,117		Towers Watson & Co	9,270,400
219,394	*	Verisk Analytics, Inc	11,024,548

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	43,159,624

CONSUMER DURABLES & APPAREL - 4.1%
267,385		Jarden Corp	12,085,802
121,500		Phillips-Van Heusen Corp	9,650,745
178,688		Polaris Industries, Inc	13,430,190
264,176	*,e	SodaStream International Ltd	10,305,506
176,004		Tupperware Corp	9,226,129

		TOTAL CONSUMER DURABLES & APPAREL	54,698,372

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.7%
230,769	*	Chuy’s Holdings, Inc	$4,017,688
461,538	*	Del Frisco’s Restaurant Group, Inc	5,999,994
235,000		Starwood Hotels & Resorts Worldwide, Inc	12,725,250

		TOTAL CONSUMER SERVICES	22,742,932

DIVERSIFIED FINANCIALS - 5.9%
98,117	*	Affiliated Managers Group, Inc	10,948,876
484,228	*,e	Financial Engines, Inc	9,088,960
106,106	*	IntercontinentalExchange, Inc	13,923,229
461,486	e	iShares Russell Midcap Growth Index Fund	27,292,282
406,000		Moody’s Corp	16,455,180

		TOTAL DIVERSIFIED FINANCIALS	77,708,527

ENERGY - 5.8%
404,923	*	Cobalt International Energy, Inc	10,163,567
193,488	*	Concho Resources, Inc	16,494,852
229,112	e	Crescent Point Energy Corp	9,106,451
519,862	*	Denbury Resources, Inc	7,860,314
357,163		Kinder Morgan, Inc	12,790,007
177,528	*	Laredo Petroleum Holdings, Inc	4,079,594
92,148		Lufkin Industries, Inc	4,243,415
521,591	*,e	Solazyme, Inc	7,161,444
276,618		Tullow Oil plc	5,567,707

		TOTAL ENERGY	77,467,351

FOOD & STAPLES RETAILING - 1.0%
149,560		Whole Foods Market, Inc	13,726,617

		TOTAL FOOD & STAPLES RETAILING	13,726,617

FOOD, BEVERAGE & TOBACCO - 4.9%
120,783	*	Hain Celestial Group, Inc	6,726,405
180,168		Ingredion, Inc	9,354,323
139,214		Lorillard, Inc	17,908,489
129,712		Mead Johnson Nutrition Co	9,463,787
111,111	*	Monster Beverage Corp	7,385,548
111,895		Remy Cointreau S.A.	13,204,974

		TOTAL FOOD, BEVERAGE & TOBACCO	64,043,526

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
86,839	*	Air Methods Corp	9,468,056
173,628	*	Catamaran Corp	14,673,303
88,591	*	Cerner Corp	6,548,647
70,067	*	DaVita, Inc	6,895,994
82,119	*	Edwards Lifesciences Corp	8,310,443
36,485		Humana, Inc	2,247,476
16,009	*	Intuitive Surgical, Inc	7,708,333
145,518	*	Sirona Dental Systems, Inc	6,290,743

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	62,142,995

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
141,964		Estee Lauder Cos (Class A)	$7,436,074
78,845		Herbalife Ltd	4,327,802
98,000		Nu Skin Enterprises, Inc (Class A)	4,998,980

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,762,856

MATERIALS - 7.4%
97,206		Airgas, Inc	7,710,380
157,627		Ashland, Inc	11,095,365
613,935	*	Calgon Carbon Corp	8,496,860
127,903		Celanese Corp (Series A)	4,876,941
69,912		CF Industries Holdings, Inc	13,685,973
101,395		Cytec Industries, Inc	6,241,876
110,724		Ecolab, Inc	7,246,886
96,715		Georgia Gulf Corp	3,170,318
142,298		PPG Industries, Inc	15,575,939
447,284		Sealed Air Corp	7,246,001
65,645		Sherwin-Williams Co	8,819,406
81,233		Walter Energy, Inc	2,786,292

		TOTAL MATERIALS	96,952,237

MEDIA - 1.9%
264,672		DISH Network Corp (Class A)	8,141,311
314,000	*	Imax Corp	6,958,240
984,954		Interpublic Group of Cos, Inc	9,721,496

		TOTAL MEDIA	24,821,047

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
416,910		Agilent Technologies, Inc	15,963,484
736,213	*	Akorn, Inc	10,064,032
158,015	*	Alexion Pharmaceuticals, Inc	16,567,873
247,248	*	Alkermes PLC	4,596,340
279,185	*	BioMarin Pharmaceuticals, Inc	10,969,178
80,967	*,e	Illumina, Inc	3,357,702
115,281	*	Life Technologies Corp	5,058,530
180,765	*	Onyx Pharmaceuticals, Inc	13,551,952
136,677	*	Par Pharmaceutical Cos, Inc	6,828,383
53,751		Perrigo Co	6,128,689
81,158	*	Regeneron Pharmaceuticals, Inc	10,927,925
88,722	*	Watson Pharmaceuticals, Inc	6,905,233

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	110,919,321

REAL ESTATE - 0.9%
112,555		Boston Properties, Inc	12,482,349

		TOTAL REAL ESTATE	12,482,349

RETAILING - 12.3%
457,030		American Eagle Outfitters, Inc	9,515,365
36,000	*	Autozone, Inc	13,508,280
249,367	*	Bed Bath & Beyond, Inc	15,198,919
259,284		Dick’s Sporting Goods, Inc	12,736,030
258,698	*	Dollar Tree, Inc	13,022,857

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

244,135		GNC Holdings, Inc	$9,406,521
445,139	*	LKQ Corp	15,726,761
146,546		Macy’s, Inc	5,252,209
208,102		Nordstrom, Inc	11,266,642
81,911	*	O’Reilly Automotive, Inc	7,023,049
223,690		Petsmart, Inc	14,788,146
320,480	*	Sally Beauty Holdings, Inc	8,467,082
246,979		Signet Jewelers Ltd	10,847,318
83,088		Tractor Supply Co	7,550,206
101,684		Ulta Salon Cosmetics & Fragrance, Inc	8,630,938

		TOTAL RETAILING	162,940,323

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
393,717		Avago Technologies Ltd	14,567,529
283,687	*,e	Cavium Networks, Inc	7,665,223
1,214,112	*	Micron Technology, Inc	7,539,635
473,775	*	Skyworks Solutions, Inc	13,706,311

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	43,478,698

SOFTWARE & SERVICES - 15.2%
71,947	*	Alliance Data Systems Corp	9,353,110
165,636	*	Ansys, Inc	9,931,534
206,566	*	Aspen Technology, Inc	4,829,513
262,141	*	Cardtronics, Inc	8,128,993
185,736	*	Check Point Software Technologies	9,021,197
212,723	*	Citrix Systems, Inc	15,460,708
170,682	*	Commvault Systems, Inc	8,281,491
40,348	*	Equinix, Inc	7,189,207
399,993	*	Fortinet, Inc	9,603,832
377,680		Intuit, Inc	21,912,994
99,568	*	LinkedIn Corp	10,220,655
553,351	*	Nuance Communications, Inc	11,260,693
287,762	*	QLIK Technologies, Inc	5,755,240
229,849	*	Rackspace Hosting, Inc	10,085,774
187,872	*	Red Hat, Inc	10,081,211
600,590	*,e	ServiceSource International LLC	6,774,655
108,935	*	Sourcefire, Inc	5,561,132
230,718	*	Teradata Corp	15,601,151
447,679	*	Vantiv, Inc	10,099,638
209,157	*	VeriFone Systems, Inc	7,590,308
260,028	*,e	Yandex NV	5,000,338

		TOTAL SOFTWARE & SERVICES	201,743,374

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
355,054	*,e	Fusion-io, Inc	6,788,632
3,644	*	Palo Alto Networks, Inc	208,218
269,410	*	Trimble Navigation Ltd	11,924,087

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	18,920,937

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 0.8%
179,310	*	SBA Communications Corp (Class A)			$10,590,049

		TOTAL TELECOMMUNICATION SERVICES			10,590,049

TRANSPORTATION - 0.5%
122,285		J.B. Hunt Transport Services, Inc			6,728,121

		TOTAL TRANSPORTATION			6,728,121

UTILITIES - 0.5%
400,000	*	Calpine Corp			6,836,000

		TOTAL UTILITIES			6,836,000

		TOTAL COMMON STOCKS			1,291,037,647

		(Cost $1,139,129,133)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 7.9%
TREASURY DEBT - 2.4%
$25,650,000		United States Treasury Bill	0.042%	09/13/12	25,647,702
5,700,000		United States Treasury Bill	0.006-0.007	08/02/12	5,699,991

					31,347,693

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.5%
72,215,662	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			72,215,662

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			72,215,662

		TOTAL SHORT-TERM INVESTMENTS			103,563,355

		(Cost $103,563,355)

		TOTAL INVESTMENTS - 105.3%			1,394,601,002
		(Cost $1,242,692,488)
		OTHER ASSETS & LIABILITIES, NET - (5.3)%			(69,975,714)

		NET ASSETS - 100.0%			$1,324,625,288

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $69,969,208.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.2%

AUTOMOBILES & COMPONENTS - 1.7%
219,701	e	Autoliv, Inc	$12,428,486
369,689		Cooper Tire & Rubber Co	6,458,467
283,077		Lear Corp	10,063,387
133,749	e	Magna International, Inc - Class A (NY)	5,352,635
143,651	*	TRW Automotive Holdings Corp	5,645,484
227,318	*	WABCO Holdings, Inc	12,484,304

		TOTAL AUTOMOBILES & COMPONENTS	52,432,763

BANKS - 4.5%
389,845	*	CIT Group, Inc	14,237,139
216,056		Comerica, Inc	6,527,052
76,782		Cullen/Frost Bankers, Inc	4,246,812
2,000,000		Fifth Third Bancorp	27,640,000
1,030,000		First Horizon National Corp	8,476,900
3,860,000		Huntington Bancshares, Inc	23,989,900
176,961		M&T Bank Corp	15,190,332
195,000		PNC Financial Services Group, Inc	11,524,500
1,480,000		Regions Financial Corp	10,300,800
607,017		TCF Financial Corp	6,270,486
256,195	e	Valley National Bancorp	2,382,614
400,000		Zions Bancorporation	7,280,000

		TOTAL BANKS	138,066,535

CAPITAL GOODS - 6.6%
158,438	*	Aecom Technology Corp	2,568,280
123,461	*	AGCO Corp	5,412,530
261,326		Armstrong World Industries, Inc	10,100,250
210,883	*	Babcock & Wilcox Co	5,293,163
286,585		Chicago Bridge & Iron Co NV	10,242,548
221,699		Cooper Industries plc	15,935,724
154,327	e	Eaton Corp	6,765,696
189,255		Exelis, Inc	1,778,997
84,501	*	Fortune Brands Home & Security, Inc	1,869,162
275,772		Harsco Corp	5,860,155
107,000		Hubbell, Inc (Class B)	8,803,960
298,365		Ingersoll-Rand plc	12,653,660
2,000,000		Invensys plc	7,528,293
94,627		ITT Corp	1,773,310
508,284		KBR, Inc	13,337,372
800,277		Masco Corp	9,627,332
133,749	*	Owens Corning, Inc	3,592,498
53,910		Pall Corp	2,879,333
162,219	e	Pentair, Inc	7,110,059
52,471		Precision Castparts Corp	8,162,389

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

90,000		Rockwell Collins, Inc	$4,551,300
365,239	*	Spirit Aerosystems Holdings, Inc (Class A)	8,583,116
89,510		SPX Corp	5,435,047
242,939		Stanley Works	16,250,190
446,980		Textron, Inc	11,643,829
205,769		Trinity Industries, Inc	5,761,532
41,154		Westinghouse Air Brake Technologies Corp	3,258,574
189,255		Xylem, Inc	4,538,335

		TOTAL CAPITAL GOODS	201,316,634

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
81,450	*	ACCO Brands Corp	689,882
410,000		Republic Services, Inc	11,861,300

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,551,182

CONSUMER DURABLES & APPAREL - 2.8%
987,688		DR Horton, Inc	17,412,940
205,789	*	Hanesbrands, Inc	6,177,786
514,421		Jarden Corp	23,251,829
169,759	*	Mohawk Industries, Inc	11,277,090
411,537		Newell Rubbermaid, Inc	7,263,628
8,236	*	NVR, Inc	6,374,499
210,000		Ryland Group, Inc	5,014,800
60,000		VF Corp	8,958,000

		TOTAL CONSUMER DURABLES & APPAREL	85,730,572

CONSUMER SERVICES - 0.5%
141,629		Darden Restaurants, Inc	7,248,572
120,797	*	Penn National Gaming, Inc	4,701,419
88,725		Starwood Hotels & Resorts Worldwide, Inc	4,804,459

		TOTAL CONSUMER SERVICES	16,754,450

DIVERSIFIED FINANCIALS - 2.3%
369,689		Ameriprise Financial, Inc	19,120,315
298,365		Blackstone Group LP	4,132,355
142,759		Capital One Financial Corp	8,064,456
1,000,000		Discover Financial Services	35,960,000
329,445	*	E*Trade Financial Corp	2,513,666
186,686		TD Ameritrade Holding Corp	2,972,041

		TOTAL DIVERSIFIED FINANCIALS	72,762,833

ENERGY - 9.7%
325,000		Anadarko Petroleum Corp	22,568,000
20,353		Berry Petroleum Co (Class A)	773,821
254,000		Cabot Oil & Gas Corp	10,716,260
205,000	*	Cameron International Corp	10,305,350
468,000		Capital Product Partners LP	3,706,560
210,913	*	Cobalt International Energy, Inc	5,293,916
128,605	*	Concho Resources, Inc	10,963,576
310,000		Consol Energy, Inc	8,983,800
152,650	e	Crescent Point Energy Corp	6,067,337

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

123,461	*	Denbury Resources, Inc	$1,866,731
124,367	*	Dril-Quip, Inc	9,117,345
281,177		Ensco plc	15,276,346
335,000		Equitable Resources, Inc	18,894,000
141,538	*	FMC Technologies, Inc	6,386,195
860,000	*	Kodiak Oil & Gas Corp	7,181,000
412,604	*,e	Laredo Petroleum Holdings, Inc	9,481,640
114,744		Lufkin Industries, Inc	5,283,961
400,140	*	McDermott International, Inc	4,681,638
270,000		Noble Energy, Inc	23,606,100
181,977		Oceaneering International, Inc	9,406,391
230,000		Peabody Energy Corp	4,802,400
60,000		Pioneer Natural Resources Co	5,317,800
245,000	*	Plains Exploration & Production Co	9,790,200
145,000		Questar Market Resources, Inc	4,354,350
535,000	*	Rowan Cos PLC	18,794,550
860,000		Spectra Energy Corp	26,393,400
600,000		Sunoco, Inc	28,914,000
1,138,065	*	Vantage Drilling Co	1,786,762
147,876		Williams Cos, Inc	4,700,978
180,000	*	WPX Energy, Inc	2,871,000

		TOTAL ENERGY	298,285,407

FOOD & STAPLES RETAILING - 0.3%
272,643		Kroger Co	6,044,495
2,160,569	*	Rite Aid Corp	2,506,260

		TOTAL FOOD & STAPLES RETAILING	8,550,755

FOOD, BEVERAGE & TOBACCO - 4.8%
417,165		ConAgra Foods, Inc	10,299,804
235,324		H.J. Heinz Co	12,992,238
106,965		Hershey Co	7,673,669
92,596	e	Hormel Foods Corp	2,584,354
267,413		Ingredion, Inc	13,884,083
241,778		Lorillard, Inc	31,102,322
160,000		Mead Johnson Nutrition Co	11,673,600
42,786	*	Post Holdings, Inc	1,266,466
85,572	*	Ralcorp Holdings, Inc	5,106,081
358,334		Reynolds American, Inc	16,580,114
310,200	e	Sanderson Farms, Inc	11,424,666
748,758	*	Smithfield Foods, Inc	13,852,023
267,413		Tyson Foods, Inc (Class A)	4,013,869
310,000	*,e	Westway Group, Inc	1,835,200

		TOTAL FOOD, BEVERAGE & TOBACCO	144,288,489

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
1,369,158	*	Boston Scientific Corp	7,078,547
203,000		Cardinal Health, Inc	8,747,270
576,000		Cigna Corp	23,201,280
45,000	*	DaVita, Inc	4,428,900
158,000	*	Edwards Lifesciences Corp	15,989,600
180,000	*	Health Net, Inc	3,963,600

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

529,479	*	Healthsouth Corp	$11,860,330
855,725	*	Hologic, Inc	15,848,027
318,941		Humana, Inc	19,646,765
222,417	*	PSS World Medical, Inc	4,646,291
732,718		Universal American Corp	6,565,153
128,359		Universal Health Services, Inc (Class B)	5,016,270

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	126,992,033

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
171,145		Nu Skin Enterprises, Inc (Class A)	8,730,106
127,208		Reckitt Benckiser Group plc	6,980,893

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,710,999

INSURANCE - 8.6%
269,048		ACE Ltd	19,775,028
581,257		Aon plc	28,597,844
461,224	*	Arch Capital Group Ltd	17,895,491
155,938		Aspen Insurance Holdings Ltd	4,481,658
329,445		Assurant, Inc	11,929,203
280,031		Axis Capital Holdings Ltd	9,201,819
126,407		Cincinnati Financial Corp	4,783,241
131,778		Everest Re Group Ltd	13,401,823
113,109		Hanover Insurance Group, Inc	3,966,733
627,594		Hartford Financial Services Group, Inc	10,323,921
798,000		Marsh & McLennan Cos, Inc	26,501,580
395,335		Max Capital Group Ltd	9,199,445
213,043		PartnerRe Ltd	15,432,835
241,594		Principal Financial Group	6,182,391
411,000		Progressive Corp	8,113,140
259,166		Prudential Financial, Inc	12,512,535
255,870		RenaissanceRe Holdings Ltd	18,931,821
774,199		UnumProvident Corp	14,624,619
140,702		Validus Holdings Ltd	4,577,036
1,054,228		XL Capital Ltd	21,769,808

		TOTAL INSURANCE	262,201,971

MATERIALS - 6.2%
383,916		Ashland, Inc	27,023,847
356,880	*	Calgon Carbon Corp	4,939,219
265,402		Christian Hansen Holding	7,572,456
195,000		Cleveland-Cliffs, Inc	7,973,550
364,782	*	Crown Holdings, Inc	13,095,674
324,085		Cytec Industries, Inc	19,950,673
210,000		Eastman Chemical Co	10,978,800
220,000	*	Ferro Corp	675,400
137,312		FMC Corp	7,510,967
220,000		Georgia Gulf Corp	7,211,600
246,922		MeadWestvaco Corp	7,012,585
24,692		NewMarket Corp	5,676,197
150,948		Schweitzer-Mauduit International, Inc	10,279,559
450,000		Sealed Air Corp	7,290,000
215,000		Walter Energy, Inc	7,374,500

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

216,056	e	Westlake Chemical Corp	$12,825,084
548,600	*	WR Grace & Co	30,743,544

		TOTAL MATERIALS	188,133,655

MEDIA - 3.0%
360,000		Cablevision Systems Corp (Class A)	5,522,400
700,000		CBS Corp (Class B)	23,422,000
880,371		DISH Network Corp (Class A)	27,080,212
1,780,000		Interpublic Group of Cos, Inc	17,568,600
61,731	*	Liberty Global, Inc (Class A)	3,258,162
92,596	*	Madison Square Garden, Inc	3,356,605
609,732		Pearson plc	11,415,227

		TOTAL MEDIA	91,623,206

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
610,598	*	Biovitrum AB	2,123,319
145,039	*	Bruker BioSciences Corp	1,714,361
267,413	*	Mylan Laboratories, Inc	6,158,522
497,390		PerkinElmer, Inc	12,708,314
191,468		Shire plc (ADR)	16,500,712
185,191		Warner Chilcott plc	3,148,247
175,000	*	Watson Pharmaceuticals, Inc	13,620,250

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	55,973,725

REAL ESTATE - 11.2%
549,253		AMB Property Corp	17,757,349
318,465		American Assets Trust,Inc	8,280,090
1,135,754		Annaly Capital Management, Inc	19,796,192
272,342		Boston Properties, Inc	30,202,728
547,909	e	Brookfield Office Properties, Inc	9,352,807
2,460,310		Chimera Investment Corp	5,314,270
366,000		Equity Residential	23,171,460
82,362		Essex Property Trust, Inc	12,960,484
271,555	*	Forestar Real Estate Group, Inc	3,090,296
845,004		General Growth Properties, Inc	15,311,472
971,753		Host Marriott Corp	14,265,334
356,899		Kilroy Realty Corp	16,895,599
739,377		Kimco Realty Corp	14,410,458
230,612		Macerich Co	13,470,047
370,000		Mack-Cali Realty Corp	9,912,300
126,288		Plum Creek Timber Co, Inc	5,126,030
103,108		Public Storage, Inc	15,357,937
102,884		Rayonier, Inc	4,906,538
158,438		Regency Centers Corp	7,581,258
31,695		Rouse Properties, Inc	438,659
151,546		SL Green Realty Corp	11,934,248
147,876		Tanger Factory Outlet Centers, Inc	4,761,607
168,999		Taubman Centers, Inc	13,100,802
405,000		Ventas, Inc	27,236,250
291,011		Vornado Realty Trust	24,299,418
528,127		Weingarten Realty Investors	14,196,054

		TOTAL REAL ESTATE	343,129,687

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 3.8%
100,000		Abercrombie & Fitch Co (Class A)	$3,380,000
260,000		American Eagle Outfitters, Inc	5,413,200
175,074	*,e	Barnes & Noble, Inc	2,323,232
535,822		Foot Locker, Inc	17,692,842
232,526		Guess?, Inc	6,999,033
919,237	*	Liberty Media Holding Corp (Interactive A)	17,217,309
230,000		Limited Brands, Inc	10,936,500
779,689		Macy’s, Inc	27,944,054
73,937		Nordstrom, Inc	4,002,949
154,327		Signet Jewelers Ltd	6,778,042
288,076		TJX Companies, Inc	12,756,005

		TOTAL RETAILING	115,443,166

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
1,100,000	*	Advanced Micro Devices, Inc	4,466,000
220,000		Analog Devices, Inc	8,597,600
308,653		Avago Technologies Ltd	11,420,161
920,000	*	Fairchild Semiconductor International, Inc	12,751,200
170,000		Kla-Tencor Corp	8,654,700
576,152	*	LSI Logic Corp	3,975,449
770,000		Marvell Technology Group Ltd	8,670,200
360,000		Maxim Integrated Products, Inc	9,802,800
1,800,000	*	Micron Technology, Inc	11,178,000
1,270,000	*	Nvidia Corp	17,195,800
520,000	*	Teradyne, Inc	7,649,200

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	104,361,110

SOFTWARE & SERVICES - 3.1%
63,693	*	Alliance Data Systems Corp	8,280,090
232,377	*	BMC Software, Inc	9,202,129
603,650		CA, Inc	14,529,856
75,000	*,e	CACI International, Inc (Class A)	4,233,750
1,042,974		Earthlink, Inc	7,144,372
312,975		IAC/InterActiveCorp	16,465,615
538,094	*	Symantec Corp	8,474,980
160,000	*	Teradata Corp	10,819,200
421,692		Western Union Co	7,350,092
421,955	*	Yahoo!, Inc	6,683,767

		TOTAL SOFTWARE & SERVICES	93,183,851

TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
160,330	*	Arrow Electronics, Inc	5,411,137
1,830,000	*	Brocade Communications Systems, Inc	9,095,100
325,000	*	JDS Uniphase Corp	3,198,000
400,000	*	Juniper Networks, Inc	7,012,000
342,604	*	SanDisk Corp	14,091,303
340,000	e	Seagate Technology, Inc	10,206,800
369,689		Tyco Electronics Ltd	12,203,434
1,932,946		Xerox Corp	13,395,316

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	74,613,090

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 0.5%
150,000		CenturyTel, Inc			$6,231,000
404,394	*	tw telecom inc (Class A)			10,162,421

		TOTAL TELECOMMUNICATION SERVICES			16,393,421

TRANSPORTATION - 1.8%
309,297	*	Alaska Air Group, Inc			10,779,000
205,769		Con-Way, Inc			7,329,492
230,000		Costamare, Inc			2,996,900
308,653		CSX Corp			7,080,500
415,000	*	Delta Air Lines, Inc			4,004,750
16,462		FedEx Corp			1,486,519
140,590		Kansas City Southern Industries, Inc			10,234,952
675,910	*,e	UAL Corp			12,767,940

		TOTAL TRANSPORTATION			56,680,053

UTILITIES - 11.0%
252,067		American Water Works Co, Inc			9,137,429
905,381	*	Calpine Corp			15,472,961
1,363,217		Centerpoint Energy, Inc			28,709,350
590,000		CMS Energy Corp			14,549,400
267,499		DTE Energy Co			16,416,414
175,000		Duke Energy Corp			11,861,500
696,000		Edison International			32,141,280
110,000		Exelon Corp			4,303,200
155,000		National Fuel Gas Co			7,585,700
761,343		NiSource, Inc			19,482,767
329,229		Northeast Utilities			13,129,652
385,816		NorthWestern Corp			14,248,185
334,374		NRG Energy, Inc			6,627,293
514,421		NV Energy, Inc			9,408,760
351,960		OGE Energy Corp			18,692,596
272,643		PG&E Corp			12,585,201
895,093		PPL Corp			25,868,188
370,383		Public Service Enterprise Group, Inc			12,311,531
237,920		Questar Corp			4,841,672
421,825		Sempra Energy			29,700,698
174,903		UIL Holdings Corp			6,478,407
853,939		Xcel Energy, Inc			25,020,413

		TOTAL UTILITIES			338,572,597

		TOTAL COMMON STOCKS			2,913,752,184

		(Cost $2,528,877,821)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.6%
TREASURY DEBT - 6.2%
$70,500,000		United States Treasury Bill	0.021%	08/09/12	70,499,295
40,000,000		United States Treasury Bill	0.042	09/13/12	39,996,417
32,000,000		United States Treasury Bill	0.089	10/18/12	31,993,599

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$46,000,000		United States Treasury Bill	0.005%-0.007%	08/02/12	$45,999,930

					188,489,241

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
74,164,767	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			74,164,767

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			74,164,767

		TOTAL SHORT-TERM INVESTMENTS			262,654,008

		(Cost $262,654,168)

		TOTAL INVESTMENTS - 103.8%			3,176,406,192
		(Cost $2,791,531,989)
		OTHER ASSETS & LIABILITIES, NET - (3.8)%			(117,628,987)

		NET ASSETS - 100.0%			$3,058,777,205

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $71,790,099.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.9%
142,651		Dana Holding Corp	$1,880,140
196,364	*	Tenneco, Inc	5,751,502
113,700	*	WABCO Holdings, Inc	6,244,404

		TOTAL AUTOMOBILES & COMPONENTS	13,876,046

BANKS - 6.9%
325,131	e	Astoria Financial Corp	3,062,734
270,208		Brookline Bancorp, Inc	2,272,449
209,400		Capitol Federal Financial	2,454,168
10,700		Century Bancorp, Inc	321,856
15,832		Community Bank System, Inc	435,538
255,700		CVB Financial Corp	3,017,260
52,801		Dime Community Bancshares	765,614
265,532		East West Bancorp, Inc	5,788,598
104,782	e	First Financial Bankshares, Inc	3,614,455
161,700		First Republic Bank	5,260,101
636,241		FirstMerit Corp	10,307,104
61,650		NBT Bancorp, Inc	1,295,267
289,400		Oritani Financial Corp	4,077,646
112,993		Prosperity Bancshares, Inc	4,584,126
280,298		Provident Financial Services, Inc	4,268,939
862,500	e	Radian Group, Inc	2,415,000
689,403		Susquehanna Bancshares, Inc	7,349,036
194,615	*	SVB Financial Group	11,250,693
107,100	*	Texas Capital Bancshares, Inc	4,614,939
173,836		UMB Financial Corp	8,354,558
449,360		Umpqua Holdings Corp	5,608,013
220,900		Webster Financial Corp	4,532,868
460,360	*	Western Alliance Bancorp	4,244,519
383,500	*	Wilshire Bancorp, Inc	2,431,390
205,527		Wintrust Financial Corp	7,544,896

		TOTAL BANKS	109,871,767

CAPITAL GOODS - 10.9%
141,400		A.O. Smith Corp	6,987,988
335,300		Actuant Corp (Class A)	9,542,638
175,000		Acuity Brands, Inc	10,139,500
45,269		Ampco-Pittsburgh Corp	711,176
216,800		Applied Industrial Technologies, Inc	8,056,288
240,746		Belden CDT, Inc	7,735,169
110,869		Brady Corp (Class A)	2,941,355
115,500	*	Chart Industries, Inc	7,491,330
83,402		Cubic Corp	4,034,155
170,806		Curtiss-Wright Corp	5,119,056

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

88,893	*	DXP Enterprises, Inc	$3,929,071
180,125	*	Dycom Industries, Inc	3,137,777
258,777	*	EnerSys	8,837,234
165,903	*	EnPro Industries, Inc	5,718,676
167,726		Franklin Electric Co, Inc	9,461,424
323,865	*	GenCorp, Inc	2,736,659
126,600		Granite Construction, Inc	3,278,940
255,987	*	H&E Equipment Services, Inc	3,614,536
146,083	e	Heico Corp	5,213,702
122,053	*	Kadant, Inc	2,527,718
67,810		LB Foster Co (Class A)	2,006,498
80,300	e	Lindsay Manufacturing Co	5,693,270
95,800		Mueller Industries, Inc	4,083,954
39,381		Nacco Industries, Inc (Class A)	3,944,007
257,467	*	NCI Building Systems, Inc	2,770,345
172,900	*	Oshkosh Truck Corp	3,893,708
222,300		Robbins & Myers, Inc	10,190,232
139,296		Sauer-Danfoss, Inc	5,041,122
109,311		Standex International Corp	4,676,325
149,900	*	Teledyne Technologies, Inc	9,338,770
82,000		Universal Forest Products, Inc	2,618,260
237,100	*,e	USG Corp	3,850,504
88,600		Westinghouse Air Brake Technologies Corp	7,015,348

		TOTAL CAPITAL GOODS	176,336,735

COMMERCIAL & PROFESSIONAL SERVICES - 4.4%
239,986	*	Acacia Research (Acacia Technologies)	6,794,004
404,600	*	ACCO Brands Corp	3,426,962
150,657		Administaff, Inc	3,953,240
228,184	*	Advisory Board Co	10,265,998
160,462		Brink’s Co	3,722,718
65,153	*	Consolidated Graphics, Inc	1,544,778
131,809		Corporate Executive Board Co	6,080,349
68,657	*	Exponent, Inc	3,548,880
77,100	*	Portfolio Recovery Associates, Inc	6,528,828
276,426		Rollins, Inc	6,518,125
376,116		Steelcase, Inc (Class A)	3,223,314
182,890	*	SYKES Enterprises, Inc	2,704,943
333,253	*	Tetra Tech, Inc	8,567,935
239,450	*	TrueBlue, Inc	3,644,429

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	70,524,503

CONSUMER DURABLES & APPAREL - 3.5%
1,128,900	*,e	Beazer Homes USA, Inc	2,619,048
412,300		Brunswick Corp	9,066,477
316,133	*	CROCS, Inc	4,852,642
80,577	*	Kenneth Cole Productions, Inc (Class A)	1,211,878
137,300	*	La-Z-Boy, Inc	1,642,108
578,356	*	Leapfrog Enterprises, Inc	6,645,311
56,848		Oxford Industries, Inc	2,458,107
576,400	*	Pulte Homes, Inc	6,513,320
194,100	*	Skechers U.S.A., Inc (Class A)	3,870,354

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

142,019	e	Sturm Ruger & Co, Inc	$7,019,999
185,480		True Religion Apparel, Inc	4,866,995
206,200	*,e	Vera Bradley, Inc	4,699,298

		TOTAL CONSUMER DURABLES & APPAREL	55,465,537

CONSUMER SERVICES - 3.7%
53,297	*,e	American Public Education, Inc	1,338,288
230,889		Ameristar Casinos, Inc	3,895,097
75,200	*	Buffalo Wild Wings, Inc	5,458,768
14,895	*	Capella Education Co	395,015
173,974	*	Cheesecake Factory	5,831,609
153,600	*,e	Coinstar, Inc	7,294,464
255,400		Domino’s Pizza, Inc	8,719,356
106,282	*	Papa John’s International, Inc	5,421,445
705,500		Service Corp International	9,065,675
451,600	*	Shuffle Master, Inc	6,597,876
146,600		Sotheby’s (Class A)	4,302,710
118,321		Universal Technical Institute, Inc	1,359,508

		TOTAL CONSUMER SERVICES	59,679,811

DIVERSIFIED FINANCIALS - 2.0%
251,860		BGC Partners, Inc (Class A)	1,251,744
92,883		Calamos Asset Management, Inc (Class A)	981,774
255,274	*	Dollar Financial Corp	4,893,603
93,800	*	First Cash Financial Services, Inc	3,761,380
88,600	e	iShares Russell 2000 Index Fund	6,941,810
258,600		MarketAxess Holdings, Inc	7,814,892
136,700	*,e	Netspend Holdings, Inc	1,202,960
263,422	*,e	PHH Corp	4,270,071

		TOTAL DIVERSIFIED FINANCIALS	31,118,234

ENERGY - 5.4%
652,100	e	Arch Coal, Inc	4,701,641
142,000		Berry Petroleum Co (Class A)	5,398,840
156,300	*,e	C&J Energy Services, Inc	2,935,314
227,381	*	Energy Partners Ltd	3,842,739
266,213	e	Energy XXI Bermuda Ltd	8,300,521
205,400	*	Gulfport Energy Corp	4,231,240
300,400	*	Helix Energy Solutions Group, Inc	5,371,152
289,900	*	McDermott International, Inc	3,391,830
142,200	*	PDC Energy, Inc	3,725,640
615,500		Penn Virginia Corp	4,123,850
122,837	*	Rosetta Resources, Inc	5,124,760
180,400		RPC, Inc	2,426,380
259,161	*	Stone Energy Corp	6,805,568
127,762		Targa Resources Investments, Inc	5,627,916
326,800	e	Teekay Tankers Ltd (Class A)	1,271,252
357,777	*	Tetra Technologies, Inc	2,479,395
626,029	*	Vaalco Energy, Inc	4,588,792
333,600	e	Western Refining, Inc	7,849,608
515,600	*	Willbros Group, Inc	3,531,860

		TOTAL ENERGY	85,728,298

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.6%
81,638	*	Fresh Market, Inc	$4,807,662
198,172		Harris Teeter Supermarkets, Inc	8,192,430
3,337,200	*	Rite Aid Corp	3,871,152
131,740	*	United Natural Foods, Inc	7,153,482
45,532		Weis Markets, Inc	1,982,008

		TOTAL FOOD & STAPLES RETAILING	26,006,734

FOOD, BEVERAGE & TOBACCO - 1.9%
90,400	*,e	Annie’s, Inc	3,683,800
24,814	*,e	Boston Beer Co, Inc (Class A)	2,672,964
134,500	*	Hain Celestial Group, Inc	7,490,305
86,663		J&J Snack Foods Corp	5,008,255
202,910	*	Omega Protein Corp	1,690,240
278,852	*	Smart Balance, Inc	2,654,671
98,117	*	TreeHouse Foods, Inc	5,493,571
23,400	e	Universal Corp	1,065,636

		TOTAL FOOD, BEVERAGE & TOBACCO	29,759,442

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
224,074	*	Align Technology, Inc	7,609,553
26,618		Analogic Corp	1,704,084
139,095	*	Arthrocare Corp	4,114,430
130,114		Cantel Medical Corp	3,398,578
89,934		Computer Programs & Systems, Inc	4,451,733
145,079	*	Cyberonics, Inc	6,281,921
43,000	*	Haemonetics Corp	3,092,130
248,500	*	Healthsouth Corp	5,566,400
40,200	*	Magellan Health Services, Inc	1,937,640
323,800		Masimo Corp	7,253,120
145,954	*	Medidata Solutions, Inc	5,168,231
53,768	*	MWI Veterinary Supply, Inc	4,897,727
289,600	*	NuVasive, Inc	6,049,744
139,570	*	Omnicell, Inc	1,821,389
74,086	*	Orthofix International NV	3,038,267
212,400	*	Team Health Holdings, Inc	5,671,080
199,100	*	WellCare Health Plans, Inc	12,905,662

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	84,961,689

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
112,706	*	Elizabeth Arden, Inc	4,396,661
144,118		Nu Skin Enterprises, Inc (Class A)	7,351,459
119,925	*	Revlon, Inc (Class A)	1,744,909

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,493,029

INSURANCE - 3.6%
97,700		Allied World Assurance Co Holdings Ltd	7,369,511
379,600	e	American Equity Investment Life Holding Co	4,429,932
861,081		Conseco, Inc	7,138,361

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

537,461		First American Financial Corp	$9,846,286
139,984		Horace Mann Educators Corp	2,441,321
148,200		ProAssurance Corp	13,274,274
111,400		Protective Life Corp	3,109,174
54,800		RenaissanceRe Holdings Ltd	4,054,652
480,500		Symetra Financial Corp	5,588,215

		TOTAL INSURANCE	57,251,726

MATERIALS - 4.6%
608,382		Boise, Inc	4,502,027
228,658	*	Chemtura	3,091,456
239,500	*	Coeur d’Alene Mines Corp	3,906,245
175,998		Commercial Metals Co	2,268,614
4,761	*,e	Contango ORE, Inc	40,469
115,000		Cytec Industries, Inc	7,079,400
349,800	*,e	Flotek Industries, Inc	3,417,546
153,700	e	Gold Resource Corp	2,755,841
163,000		H.B. Fuller Co	4,762,860
71,223		Haynes International, Inc	3,432,236
66,000	e	Kaiser Aluminum Corp	3,599,640
113,212		Koppers Holdings, Inc	3,729,203
284,078	*	Louisiana-Pacific Corp	2,931,685
72,600	*	LSB Industries, Inc	2,332,638
100,048		Minerals Technologies, Inc	6,397,069
13,600		NewMarket Corp	3,126,368
543,606		PolyOne Corp	8,007,317
156,700	*	RTI International Metals, Inc	3,517,915
210,700		Worthington Industries, Inc	4,572,190

		TOTAL MATERIALS	73,470,719

MEDIA - 1.5%
149,000	*	AMC Networks, Inc	6,460,640
240,981		Arbitron, Inc	8,451,204
415,397	*	Journal Communications, Inc (Class A)	2,301,299
245,842		National CineMedia, Inc	3,476,206
99,614	e	Scholastic Corp	3,001,370

		TOTAL MEDIA	23,690,719

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
114,500	*	Acorda Therapeutics, Inc	2,756,015
348,793	*	Alkermes PLC	6,484,062
148,933	*	AMAG Pharmaceuticals, Inc	2,305,483
99,100	*	Ariad Pharmaceuticals, Inc	1,895,783
267,678	*	Arqule, Inc	1,619,452
251,300	*	Auxilium Pharmaceuticals, Inc	6,770,022
50,400	*,e	AVEO Pharmaceuticals, Inc	660,240
182,800	*	Cepheid, Inc	5,856,912
33,800	*	Cornerstone Therapeutics, Inc	260,260
46,618	*	Cubist Pharmaceuticals, Inc	2,007,371
219,519	*,e	Idenix Pharmaceuticals, Inc	2,223,728
128,100	*,e	InterMune, Inc	1,131,123
158,860	*	Jazz Pharmaceuticals plc	7,636,400

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

406,423	*	Medicines Co	$10,176,832
177,500		Medicis Pharmaceutical Corp (Class A)	5,843,300
82,100	*	Medivation, Inc	8,185,370
301,277	*	Neurocrine Biosciences, Inc	2,289,705
123,000	*	Onyx Pharmaceuticals, Inc	9,221,310
617,141	*,e	Orexigen Therapeutics, Inc	3,042,505
158,183	*	Par Pharmaceutical Cos, Inc	7,902,823
266,800	*	Parexel International Corp	7,342,336
99,200	*,e	Pharmacyclics, Inc	5,278,432
128,951	*,e	Questcor Pharmaceuticals, Inc	4,754,423
341,491	*	Santarus, Inc	2,482,640
145,960	*,e	Spectrum Pharmaceuticals, Inc	2,041,980
28,200	*,e	Vivus, Inc	593,046

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	110,761,553

REAL ESTATE - 8.1%
123,831		CBL & Associates Properties, Inc	2,443,186
118,856		EastGroup Properties, Inc	6,356,419
152,711		Equity Lifestyle Properties, Inc	10,982,975
394,562		Extra Space Storage, Inc	12,917,960
136,723		Home Properties, Inc	8,970,396
169,563		LTC Properties, Inc	6,053,399
97,770		National Health Investors, Inc	5,249,271
656,689		Newcastle Investment Corp	4,892,333
484,373		NorthStar Realty Finance Corp	2,668,895
60,300		Omega Healthcare Investors, Inc	1,461,672
442,108		Pennymac Mortgage Investment Trust	9,315,216
210,706		Post Properties, Inc	10,882,965
110,408		PS Business Parks, Inc	7,464,685
45,170		Saul Centers, Inc	1,880,879
138,153		Sovran Self Storage, Inc	7,888,536
391,000	d	Starwood Property Trust, Inc	8,703,660
166,970		Sun Communities, Inc	7,779,132
422,738	*	Sunstone Hotel Investors, Inc	4,231,607
297,355		Tanger Factory Outlet Centers, Inc	9,574,831

		TOTAL REAL ESTATE	129,718,017

RETAILING - 3.4%
361,800	*	Aeropostale, Inc	7,134,696
176,270	*	Ann Taylor Stores Corp	4,773,392
349,400		Express Parent LLC	5,625,340
217,300	*,e	Francesca’s Holdings Corp	6,825,393
104,200	*	Hibbett Sports, Inc	6,332,234
28,800		HSN, Inc	1,219,968
88,500	*	LKQ Corp	3,126,705
108,200	*,e	Mattress Firm Holding Corp	3,155,112
780,000	*	OfficeMax, Inc	3,502,200
62,997		Pier 1 Imports, Inc	1,038,821
206,023	*	Select Comfort Corp	5,358,658
183,301	*,e	Zumiez, Inc	6,659,325

		TOTAL RETAILING	54,751,844

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
319,400		Brooks Automation, Inc	$2,957,644
60,653	*	Cirrus Logic, Inc	2,230,211
873,978	*	Entegris, Inc	7,035,523
276,800	*	Entropic Communications, Inc	1,660,800
526,941	*	FSI International, Inc	1,907,527
458,300	*	Integrated Device Technology, Inc	2,309,832
367,457		Micrel, Inc	3,432,048
143,170		MKS Instruments, Inc	3,779,688
1,023,000	*	RF Micro Devices, Inc	3,969,240
43,300	*	Silicon Laboratories, Inc	1,599,935
236,200	*	Teradyne, Inc	3,474,502
235,883		Tessera Technologies, Inc	3,408,509
248,600	*	Ultratech, Inc	7,907,966
143,600	*	Volterra Semiconductor Corp	3,299,928

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	48,973,353

SOFTWARE & SERVICES - 9.8%
88,689	*,e	Ancestry.com, Inc	2,968,421
386,209	*	Aspen Technology, Inc	9,029,566
191,173		Blackbaud, Inc	5,157,848
251,336	*	Blucora, Inc	3,832,874
60,006	*	Brightcove, Inc	888,689
224,454	*	Cardtronics, Inc	6,960,319
215,124	*	Commvault Systems, Inc	10,437,817
185,600	*,e	Cornerstone OnDemand, Inc	4,413,568
87,643		DST Systems, Inc	4,723,958
157,667	*	Euronet Worldwide, Inc	2,882,153
93,692		Fair Isaac Corp	4,055,927
61,100		Global Payments, Inc	2,616,302
249,600		Heartland Payment Systems, Inc	7,912,320
186,300		IAC/InterActiveCorp	9,801,243
147,025	*	Kenexa Corp	3,500,665
9,600	*	LinkedIn Corp	985,440
23,073	*,e	Liquidity Services, Inc	1,054,897
52,377	*	Liveperson, Inc	979,450
145,685	*	Manhattan Associates, Inc	6,802,033
241,026		MAXIMUS, Inc	12,171,813
53,500	*	MicroStrategy, Inc (Class A)	6,230,610
353,000	*,e	Monster Worldwide, Inc	2,559,250
327,800	*	QLIK Technologies, Inc	6,556,000
150,800	*	Quest Software, Inc	4,213,352
282,500		SAIC, Inc	3,268,525
197,467	*	SolarWinds, Inc	10,542,763
107,800	*	Sourcefire, Inc	5,503,190
133,105	*	TeleTech Holdings, Inc	2,190,908
547,334	*	TiVo, Inc	4,756,332
35,163	*	Tyler Technologies, Inc	1,372,060
58,800	*	Ultimate Software Group, Inc	5,260,836
179,931	*	Unisys Corp	3,496,059

		TOTAL SOFTWARE & SERVICES	157,125,188

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
251,300	e	Adtran, Inc	$5,423,054
119,512	*	Agilysys, Inc	1,038,559
463,000	*	Arris Group, Inc	5,875,470
226,875		Cognex Corp	7,668,375
151,766		Comtech Telecommunications Corp	4,146,247
144,101	*	Datalink Corp	1,134,075
91,100	*	Dolby Laboratories, Inc (Class A)	3,211,275
217,704	*	Insight Enterprises, Inc	3,648,719
130,800	*,e	InvenSense, Inc	1,687,320
91,300		Littelfuse, Inc	4,897,332
45,400		Loral Space & Communications, Inc	3,266,530
2,300	*	Netgear, Inc	79,649
111,864	*	OSI Systems, Inc	7,219,703
149,335		Plantronics, Inc	4,901,175
161,757	*	Plexus Corp	4,645,661
109,842	*	Procera Networks, Inc	2,798,774
321,900	*	QLogic Corp	3,714,726
106,600	*	Riverbed Technology, Inc	1,880,424
170,712	*,e	Synaptics, Inc	4,503,382

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	71,740,450

TELECOMMUNICATION SERVICES - 1.1%
697,363	*,e	Cincinnati Bell, Inc	2,684,847
248,129	*	MetroPCS Communications, Inc	2,173,610
179,051	*	Neutral Tandem, Inc	2,445,837
376,248	*	tw telecom inc (Class A)	9,455,112
128,808		USA Mobility, Inc	1,434,921

		TOTAL TELECOMMUNICATION SERVICES	18,194,327

TRANSPORTATION - 2.3%
268,276	*	Alaska Air Group, Inc	9,349,419
56,128		Amerco, Inc	5,242,355
102,000		Con-Way, Inc	3,633,240
77,600	*,e	Dollar Thrifty Automotive Group, Inc	5,773,440
141,800		Forward Air Corp	4,744,628
155,800	*	Old Dominion Freight Line	6,605,920
161,159	*,e	US Airways Group, Inc	1,846,882

		TOTAL TRANSPORTATION	37,195,884

UTILITIES - 3.0%
96,400		American States Water Co	3,918,660
58,465		Avista Corp	1,618,311
164,012		El Paso Electric Co	5,551,806
307,487		Empire District Electric Co	6,610,971
177,375		Genie Energy Ltd	1,252,267
149,404		Piedmont Natural Gas Co, Inc	4,748,059
379,789		Portland General Electric Co	10,341,654
179,561		Southwest Gas Corp	8,019,194
173,478		UNS Energy Corp	7,060,555

		TOTAL UTILITIES	49,121,477

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

	TOTAL COMMON STOCKS			$1,588,817,082

	(Cost $1,453,268,294)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 9.0%

TREASURY DEBT - 0.4%
$6,300,000	United States Treasury Bill	0.006%	08/02/12	6,299,990

				6,299,990

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.6%
136,992,211	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	136,992,211

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	136,992,211

		TOTAL SHORT-TERM INVESTMENTS	143,292,201

		(Cost $143,292,201)

		TOTAL INVESTMENTS - 108.3%	1,732,109,283
		(Cost $1,596,560,495)
		OTHER ASSETS & LIABILITIES, NET - (8.3)%	(132,697,951)

		NET ASSETS - 100.0%	$1,599,411,332

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $132,584,400.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.5%
4,725	e	Allison Transmission Holdings, Inc	$88,877
17,847	*	BorgWarner, Inc	1,197,534
51,883	*	Delphi Automotive plc	1,472,958
22,462		Gentex Corp	359,617
40,097	*	Goodyear Tire & Rubber Co	459,111
36,060		Harley-Davidson, Inc	1,558,874
10,187	*,e	Tesla Motors, Inc	279,327
1,120		Thor Industries, Inc	32,178
801	*	Visteon Corp	25,976
9,311	*	WABCO Holdings, Inc	511,360

		TOTAL AUTOMOBILES & COMPONENTS	5,985,812

BANKS - 0.0%
12,021		People’s United Financial, Inc	137,761
1,454	*	Signature Bank	93,783

		TOTAL BANKS	231,544

CAPITAL GOODS - 8.6%
98,221		3M Co	8,960,702
38,158		Ametek, Inc	1,182,898
3,330		Armstrong World Industries, Inc	128,705
18,470	*	Babcock & Wilcox Co	463,597
15,241	*	BE Aerospace, Inc	597,904
106,510		Boeing Co	7,872,154
470		Carlisle Cos, Inc	23,730
102,744		Caterpillar, Inc	8,652,072
9,305		Chicago Bridge & Iron Co NV	332,561
1,258	*	Colfax Corp	36,406
17,089		Cooper Industries plc	1,228,357
30,256		Cummins, Inc	2,901,550
31,227		Danaher Corp	1,649,098
62,628		Deere & Co	4,811,083
23,188		Donaldson Co, Inc	791,406
97,150		Emerson Electric Co	4,640,856
46,578		Fastenal Co	2,008,443
7,849		Flowserve Corp	941,723
19,676		Fluor Corp	975,536
4,463	*	Fortune Brands Home & Security, Inc	98,722
619	*	General Cable Corp	16,174
9,406		Graco, Inc	431,547
122,689		Honeywell International, Inc	7,122,097
7,890		Hubbell, Inc (Class B)	649,189
2,473		IDEX Corp	94,345
63,294		Illinois Tool Works, Inc	3,439,396

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

38,154		Ingersoll-Rand plc	$1,618,111
4,064		ITT Corp	76,159
16,889		Joy Global, Inc	877,215
8,017		Lennox International, Inc	350,102
13,028		Lincoln Electric Holdings, Inc	519,557
36,574		Lockheed Martin Corp	3,264,961
15,810		Manitowoc Co, Inc	189,720
57,078		Masco Corp	686,648
2,780	*	MRC Global, Inc	64,246
7,096		MSC Industrial Direct Co (Class A)	487,708
9,278		Nordson Corp	475,590
12,555		Paccar, Inc	502,326
18,036		Pall Corp	963,303
10,578		Parker Hannifin Corp	849,625
7,243	*,e	Polypore International, Inc	269,150
22,879		Precision Castparts Corp	3,559,057
22,230		Rockwell Automation, Inc	1,497,413
22,582		Rockwell Collins, Inc	1,141,972
15,389		Roper Industries, Inc	1,530,436
1,889		Snap-On, Inc	128,036
3,724	*	Spirit Aerosystems Holdings, Inc (Class A)	87,514
2,721		SPX Corp	165,219
3,219		Textron, Inc	83,855
1,134		Timken Co	41,051
9,836		Toro Co	369,834
8,111	*	TransDigm Group, Inc	1,000,573
2,669		Triumph Group, Inc	166,893
15,184	*	United Rentals, Inc	438,969
143,510		United Technologies Corp	10,682,884
3,633		Valmont Industries, Inc	450,056
9,209		W.W. Grainger, Inc	1,886,280
7,498		Westinghouse Air Brake Technologies Corp	593,692
2,719		Xylem, Inc	65,202

		TOTAL CAPITAL GOODS	95,133,608

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
7,688		Cintas Corp	304,676
7,392	*	Clean Harbors, Inc	447,512
15,862	*	Copart, Inc	376,881
1,840		Covanta Holding Corp	31,611
5,012		Dun & Bradstreet Corp	401,912
17,287		Equifax, Inc	809,723
8,031	*	IHS, Inc (Class A)	885,578
21,963		Iron Mountain, Inc	707,428
5,054	*	Nielsen Holdings NV	144,039
16,484	e	Pitney Bowes, Inc	220,226
22,266		Robert Half International, Inc	601,405
9,938		Rollins, Inc	234,338
13,472	*	Stericycle, Inc	1,250,875
20,155	*	Verisk Analytics, Inc	1,012,789
1,306		Waste Connections, Inc	40,186

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,469,179

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.7%
7,913	*	Carter’s, Inc	$400,952
45,248		Coach, Inc	2,232,084
3,758	*,e	Deckers Outdoor Corp	156,746
3,760		DR Horton, Inc	66,289
8,818	*	Fossil, Inc	632,162
1,324	*,e	Garmin Ltd	51,119
15,874	*	Hanesbrands, Inc	476,538
16,232		Hasbro, Inc	581,430
2,906		Jarden Corp	131,351
41,707		Mattel, Inc	1,466,835
13,200	*	Michael Kors Holdings Ltd	545,028
56,944		Nike, Inc (Class B)	5,315,722
695	*	NVR, Inc	537,916
10,378		Phillips-Van Heusen Corp	824,325
10,073		Polaris Industries, Inc	757,087
9,595		Ralph Lauren Corp	1,384,942
10,681	*	Tempur-Pedic International, Inc	304,302
8,700		Tupperware Corp	456,054
12,098	*,e	Under Armour, Inc (Class A)	658,615
13,801		VF Corp	2,060,489

		TOTAL CONSUMER DURABLES & APPAREL	19,039,986

CONSUMER SERVICES - 3.4%
15,915	*	Apollo Group, Inc (Class A)	432,888
6,711	*	Bally Technologies, Inc	293,338
11,742		Brinker International, Inc	380,558
4,998	*	Chipotle Mexican Grill, Inc (Class A)	1,461,065
328		Choice Hotels International, Inc	13,146
20,034		Darden Restaurants, Inc	1,025,340
12,662	e	Dunkin Brands Group, Inc	383,405
28,663		H&R Block, Inc	462,334
26,761		International Game Technology	302,935
3,799	*,e	ITT Educational Services, Inc	147,477
62,568		Las Vegas Sands Corp	2,278,727
36,506		Marriott International, Inc (Class A)	1,329,549
160,019		McDonald’s Corp	14,299,298
4,406	*	Panera Bread Co (Class A)	693,901
714	*	Penn National Gaming, Inc	27,789
119,432		Starbucks Corp	5,407,881
31,186		Starwood Hotels & Resorts Worldwide, Inc	1,688,722
4,544	e	Weight Watchers International, Inc	229,927
23,130		Wyndham Worldwide Corp	1,203,916
12,407		Wynn Resorts Ltd	1,163,156
72,521		Yum! Brands, Inc	4,702,262

		TOTAL CONSUMER SERVICES	37,927,614

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 1.6%
5,966	*	Affiliated Managers Group, Inc	$665,746
101,384		American Express Co	5,850,871
10,730		BlackRock, Inc	1,826,890
11,777		CBOE Holdings, Inc	335,645
17,979	e	Eaton Vance Corp	476,983
11,914	e	Federated Investors, Inc (Class B)	239,590
5,028		Franklin Resources, Inc	577,968
11,474	*	IntercontinentalExchange, Inc	1,505,618
17,800		Lazard Ltd (Class A)	477,930
7,314		Leucadia National Corp	158,568
6,785	*	LPL Financial Holdings, Inc	190,116
30,550		Moody’s Corp	1,238,191
18,923	*	MSCI, Inc (Class A)	627,297
21,373		SEI Investments Co	452,680
40,169		T Rowe Price Group, Inc	2,440,267
13,441		Waddell & Reed Financial, Inc (Class A)	390,999

		TOTAL DIVERSIFIED FINANCIALS	17,455,359

ENERGY - 3.9%
2,788	*	Atwood Oceanics, Inc	124,150
32,684		Cabot Oil & Gas Corp	1,378,938
29,457	*	Cameron International Corp	1,480,803
3,324	e	CARBO Ceramics, Inc	213,334
20,365	*	Cheniere Energy, Inc	277,575
27,831	*	Cobalt International Energy, Inc	698,558
16,197	*	Concho Resources, Inc	1,380,794
6,565	*	Continental Resources, Inc	420,094
11,772	*	Dresser-Rand Group, Inc	547,516
42,448		EOG Resources, Inc	4,160,329
37,743	*	FMC Technologies, Inc	1,702,964
6,773	e	Golar LNG Ltd	261,844
45,857		Halliburton Co	1,519,243
3,319		Helmerich & Payne, Inc	154,334
76,925		Kinder Morgan, Inc	2,754,684
11,410	*	Kosmos Energy LLC	108,851
3,300	*	Laredo Petroleum Holdings, Inc	75,834
15,127		National Oilwell Varco, Inc	1,093,682
6,147		Noble Energy, Inc	537,432
17,265		Oceaneering International, Inc	892,428
6,936	*	Oil States International, Inc	504,247
16,001		Pioneer Natural Resources Co	1,418,169
25,594		Range Resources Corp	1,602,185
9,259	e	RPC, Inc	124,534
209,986		Schlumberger Ltd	14,963,602
1,494		SEACOR Holdings, Inc	126,915
18,808	*	Southwestern Energy Co	625,366
8,744		St. Mary Land & Exploration Co	411,755
14,123		Sunoco, Inc	680,587
2,861	*	Whiting Petroleum Corp	115,585
98,519		Williams Cos, Inc	3,131,919
3,616		World Fuel Services Corp	146,412

		TOTAL ENERGY	43,634,663

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.8%
68,223		Costco Wholesale Corp	$6,561,688
40,753		CVS Corp	1,844,073
4,635	*	Fresh Market, Inc	272,955
88,295		Kroger Co	1,957,500
4,415	e	Safeway, Inc	68,654
48,777		Sysco Corp	1,433,556
209,984		Wal-Mart Stores, Inc	15,629,109
28,906		Whole Foods Market, Inc	2,652,993

		TOTAL FOOD & STAPLES RETAILING	30,420,528

FOOD, BEVERAGE & TOBACCO - 8.8%
248,647		Altria Group, Inc	8,943,833
13,778		Brown-Forman Corp (Class B)	1,289,069
21,996		Campbell Soup Co	728,288
305,861		Coca-Cola Co	24,713,569
3,190		Coca-Cola Enterprises, Inc	93,531
24,650	*	Dean Foods Co	304,921
33,460		Dr Pepper Snapple Group, Inc	1,525,107
18,389		Flowers Foods, Inc	392,973
79,812		General Mills, Inc	3,088,724
19,258	*,e	Green Mountain Coffee Roasters, Inc	351,651
31,409		H.J. Heinz Co	1,734,091
23,646		Hershey Co	1,696,364
15,745		Hillshire Brands Co	403,229
12,651	e	Hormel Foods Corp	353,089
2,705		Ingredion, Inc	140,444
35,986		Kellogg Co	1,716,532
14,862		Kraft Foods, Inc (Class A)	590,170
20,549		Lorillard, Inc	2,643,423
20,989		McCormick & Co, Inc	1,277,810
32,104		Mead Johnson Nutrition Co	2,342,308
22,724	*	Monster Beverage Corp	1,510,464
246,274		PepsiCo, Inc	17,911,508
246,819		Philip Morris International, Inc	22,569,130
17,668		Reynolds American, Inc	817,498

		TOTAL FOOD, BEVERAGE & TOBACCO	97,137,726

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
5,526	*	Amerigroup Corp	496,677
39,911		AmerisourceBergen Corp	1,584,467
13,256		Bard (C.R.), Inc	1,289,279
79,332		Baxter International, Inc	4,641,715
29,708		Becton Dickinson & Co	2,249,193
29,584		Cardinal Health, Inc	1,274,775
16,154	*	Catamaran Corp	1,365,175
22,828	*	Cerner Corp	1,687,446
2,197		Cooper Cos, Inc	165,346
4,212		Covidien plc	235,367
14,634	*	DaVita, Inc	1,440,278
9,845		Dentsply International, Inc	357,767
18,050	*	Edwards Lifesciences Corp	1,826,660
126,830	*	Express Scripts Holding Co	7,348,530
7,349	*	Gen-Probe, Inc	607,689

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

16,651		HCA Holdings, Inc	$440,918
8,210	*	Henry Schein, Inc	614,190
8,794	*	Idexx Laboratories, Inc	775,367
6,247	*	Intuitive Surgical, Inc	3,007,930
15,295	*	Laboratory Corp of America Holdings	1,286,157
10,396	e	Lincare Holdings, Inc	430,394
37,060		McKesson Corp	3,362,454
9,848		Medtronic, Inc	388,208
13,474		Patterson Cos, Inc	459,463
2,940		Quest Diagnostics, Inc	171,784
22,229	*	Resmed, Inc	701,547
1,611	*	Sirona Dental Systems, Inc	69,643
37,685		St. Jude Medical, Inc	1,407,912
35,876		Stryker Corp	1,866,628
7,674	*	Tenet Healthcare Corp	35,454
9,699	*	Thoratec Corp	332,773
1,172		Universal Health Services, Inc (Class B)	45,802
17,363	*	Varian Medical Systems, Inc	947,673
3,186		WellPoint, Inc	169,782
2,768		Zimmer Holdings, Inc	163,118

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	43,247,561

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
51,854		Avon Products, Inc	803,218
13,692		Church & Dwight Co, Inc	788,796
1,531		Clorox Co	111,319
68,906		Colgate-Palmolive Co	7,397,748
36,231		Estee Lauder Cos (Class A)	1,897,780
18,198		Herbalife Ltd	998,888
55,200		Kimberly-Clark Corp	4,797,432
8,801		Nu Skin Enterprises, Inc (Class A)	448,939
31,478		Procter & Gamble Co	2,031,590

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	19,275,710

INSURANCE - 0.5%
2,885		Allied World Assurance Co Holdings Ltd	217,616
4,315		Aon plc	212,298
2,549	*	Arch Capital Group Ltd	98,901
19,023		Arthur J. Gallagher & Co	674,936
1,385		Brown & Brown, Inc	34,957
1,160		Endurance Specialty Holdings Ltd	40,217
4,064		Erie Indemnity Co (Class A)	289,723
3,258		Hanover Insurance Group, Inc	114,258
68,052		Marsh & McLennan Cos, Inc	2,260,007
26,610		Travelers Cos, Inc	1,667,116
2,509		Validus Holdings Ltd	81,618

		TOTAL INSURANCE	5,691,647

MATERIALS - 3.7%
10,946		Airgas, Inc	868,237
7,835		Albemarle Corp	456,154
13,994	*	Allied Nevada Gold Corp	361,745

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,517		Aptargroup, Inc	$175,885
24,397		Ball Corp	1,013,940
591		Carpenter Technology Corp	28,285
24,947		Celanese Corp (Series A)	951,229
2,266		CF Industries Holdings, Inc	443,592
5,150		Compass Minerals International, Inc	372,551
5,627	*	Crown Holdings, Inc	202,009
147,553		Du Pont (E.I.) de Nemours & Co	7,333,384
19,501		Eastman Chemical Co	1,019,512
40,943		Ecolab, Inc	2,679,719
21,732		FMC Corp	1,188,740
12,625		International Flavors & Fragrances, Inc	703,718
4,476	*	Intrepid Potash, Inc	104,470
3,646		LyondellBasell Industries AF S.C.A	162,356
3,631	e	Martin Marietta Materials, Inc	272,833
3,250	*,e	Molycorp, Inc	56,615
83,995		Monsanto Co	7,191,652
1,358		NewMarket Corp	312,177
20,080	*	Owens-Illinois, Inc	370,476
14,018		Packaging Corp of America	431,614
23,980		PPG Industries, Inc	2,624,851
47,025		Praxair, Inc	4,879,314
1,119		Rock-Tenn Co (Class A)	65,148
3,320		Rockwood Holdings, Inc	146,810
9,411		Royal Gold, Inc	712,224
7,966		RPM International, Inc	211,099
5,780	e	Scotts Miracle-Gro Co (Class A)	230,622
13,681		Sherwin-Williams Co	1,838,042
19,120		Sigma-Aldrich Corp	1,323,104
7,645		Silgan Holdings, Inc	315,051
18,906		Southern Copper Corp (NY)	610,286
7,972		Steel Dynamics, Inc	102,759
4,014	*	Tahoe Resources, Inc	61,093
14,495		Valspar Corp	727,649
460	e	Westlake Chemical Corp	27,306
10,616	*	WR Grace & Co	594,921

		TOTAL MATERIALS	41,171,172

MEDIA - 3.9%
8,888	*	AMC Networks, Inc	385,384
4,720		Cablevision Systems Corp (Class A)	72,405
17,156		CBS Corp (Class B)	574,040
7,565	*	Charter Communications, Inc	581,900
17,890		Cinemark Holdings, Inc	418,268
3,280		Clear Channel Outdoor Holdings, Inc (Class A)	16,597
201,281		Comcast Corp (Class A)	6,551,697
103,134	*	DIRECTV	5,121,634
40,120	*	Discovery Communications, Inc (Class A)	2,031,276
24,843		DISH Network Corp (Class A)	764,171
3,843		Interpublic Group of Cos, Inc	37,930
3,371		John Wiley & Sons, Inc (Class A)	160,628
10,349	*	Lamar Advertising Co (Class A)	314,092

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

41,258	*	Liberty Global, Inc (Class A)	$2,177,597
1,165	*	Liberty Interactive LLC	110,209
470	*	Madison Square Garden, Inc	17,037
44,004		McGraw-Hill Cos, Inc	2,066,428
3,736		Morningstar, Inc	216,950
113,462		News Corp (Class A)	2,611,895
42,887		Omnicom Group, Inc	2,152,070
16,059	*,e	Pandora Media, Inc	158,502
3,961	e	Regal Entertainment Group (Class A)	54,741
13,610		Scripps Networks Interactive (Class A)	732,898
601,715	*,e	Sirius XM Radio, Inc	1,299,704
49,206		Time Warner Cable, Inc	4,179,066
83,114		Viacom, Inc (Class B)	3,882,255
43,264	e	Virgin Media, Inc	1,184,568
103,576		Walt Disney Co	5,089,725

		TOTAL MEDIA	42,963,667

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
234,874		Abbott Laboratories	15,574,495
54,141		Agilent Technologies, Inc	2,073,059
30,240	*	Alexion Pharmaceuticals, Inc	3,170,664
47,788		Allergan, Inc	3,921,961
122,461		Amgen, Inc	10,115,279
22,923	*	Amylin Pharmaceuticals, Inc	705,799
25,813	*	Ariad Pharmaceuticals, Inc	493,803
37,717	*	Biogen Idec, Inc	5,500,270
19,507	*	BioMarin Pharmaceuticals, Inc	766,430
241,506		Bristol-Myers Squibb Co	8,597,614
14,511	*	Bruker BioSciences Corp	171,520
69,359	*	Celgene Corp	4,748,317
5,055	*	Charles River Laboratories International, Inc	172,022
925	*	Covance, Inc	43,419
58,729		Eli Lilly & Co	2,585,838
11,477	*	Endo Pharmaceuticals Holdings, Inc	341,211
119,254	*	Gilead Sciences, Inc	6,479,070
19,222	*,e	Illumina, Inc	797,136
14,976	*,e	Incyte Corp	374,250
97,302		Johnson & Johnson	6,735,244
2,609	*	Life Technologies Corp	114,483
5,860	*	Medivation, Inc	584,242
4,896	*	Mettler-Toledo International, Inc	757,901
62,262	*	Mylan Laboratories, Inc	1,433,894
13,216	*	Myriad Genetics, Inc	328,418
10,017	*	Onyx Pharmaceuticals, Inc	750,974
14,727		Perrigo Co	1,679,173
12,196	*	Regeneron Pharmaceuticals, Inc	1,642,191
9,043	*	Salix Pharmaceuticals Ltd	405,307
5,999		Techne Corp	414,411
7,863	*	United Therapeutics Corp	430,735
33,262	*	Vertex Pharmaceuticals, Inc	1,613,540
26,095		Warner Chilcott plc	443,615

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

13,834	*	Waters Corp	$1,071,858
20,097	*	Watson Pharmaceuticals, Inc	1,564,149

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	86,602,292

REAL ESTATE - 2.3%
390	*	Alexander & Baldwin, Inc	12,496
1,438		American Campus Communities, Inc	68,535
62,128		American Tower Corp	4,492,476
16,174		Apartment Investment & Management Co (Class A)	443,653
3,937		Boston Properties, Inc	436,613
3,424		BRE Properties, Inc (Class A)	180,376
9,408		Camden Property Trust	670,885
52,378	*	CBRE Group, Inc	816,049
19,298		Digital Realty Trust, Inc	1,506,595
5,310		Equity Lifestyle Properties, Inc	381,895
3,695		Equity Residential	233,930
5,608		Essex Property Trust, Inc	882,475
10,168		Extra Space Storage, Inc	332,900
8,004		Federal Realty Investment Trust	869,715
4,566		HCP, Inc	215,561
4,047		Home Properties, Inc	265,524
1,118		Kilroy Realty Corp	52,926
6,307		Mid-America Apartment Communities, Inc	436,634
25,152		Plum Creek Timber Co, Inc	1,020,920
3,497		Post Properties, Inc	180,620
22,464		Public Storage, Inc	3,346,013
15,102		Rayonier, Inc	720,214
8,424		Regency Centers Corp	403,088
40,149		Simon Property Group, Inc	6,443,513
2,200	*,e	St. Joe Co	37,246
15,047		Tanger Factory Outlet Centers, Inc	484,513
2,838		Taubman Centers, Inc	220,002
26,781		Weyerhaeuser Co	625,336

		TOTAL REAL ESTATE	25,780,703

RETAILING - 6.3%
9,699		Aaron’s, Inc	284,472
11,447		Advance Auto Parts, Inc	803,007
56,959	*	Amazon.com, Inc	13,288,535
23,687		American Eagle Outfitters, Inc	493,163
19,132	*	Ascena Retail Group, Inc	350,881
3,089	*,e	Autonation, Inc	121,799
5,990	*	Autozone, Inc	2,247,628
36,540	*	Bed Bath & Beyond, Inc	2,227,113
10,831	*	Big Lots, Inc	438,764
6,537	*	Carmax, Inc	181,925
19,678		Chico’s FAS, Inc	301,467
14,461		Dick’s Sporting Goods, Inc	710,324
29,133	*	Dollar General Corp	1,486,074
36,512	*	Dollar Tree, Inc	1,838,014
5,187		DSW, Inc (Class A)	306,655
8,955		Expedia, Inc	510,345

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

15,348		Family Dollar Stores, Inc	$1,014,196
4,912		Foot Locker, Inc	162,194
47,188		Gap, Inc	1,391,574
24,283		Genuine Parts Co	1,554,840
12,044		GNC Holdings, Inc	464,055
5,816	*,e	Groupon, Inc	38,735
241,029		Home Depot, Inc	12,576,893
4,775	*,e	HomeAway, Inc	109,634
2,683		Kohl’s Corp	133,399
12,434	*	Liberty Media Holding Corp (Interactive A)	232,889
37,595		Limited Brands, Inc	1,787,642
22,957	*	LKQ Corp	811,071
24,464		Lowe’s Companies, Inc	620,652
8,716		Macy’s, Inc	312,381
8,897	*,e	NetFlix, Inc	505,794
24,486		Nordstrom, Inc	1,325,672
19,866	*	O’Reilly Automotive, Inc	1,703,311
17,165		Petsmart, Inc	1,134,778
7,835	*	Priceline.com, Inc	5,184,733
35,672		Ross Stores, Inc	2,370,048
22,594	*	Sally Beauty Holdings, Inc	596,934
6,092		Target Corp	369,480
16,575		Tiffany & Co	910,465
116,668		TJX Companies, Inc	5,166,059
11,467		Tractor Supply Co	1,042,006
12,724	*	TripAdvisor, Inc	476,005
10,008		Ulta Salon Cosmetics & Fragrance, Inc	849,479
16,576	*	Urban Outfitters, Inc	506,397
7,723		Williams-Sonoma, Inc	268,374

		TOTAL RETAILING	69,209,856

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
97,879	*	Advanced Micro Devices, Inc	397,389
50,249		Altera Corp	1,781,327
4,331		Analog Devices, Inc	169,255
6,174	*	Atmel Corp	36,180
36,364		Avago Technologies Ltd	1,345,468
53,852		Broadcom Corp (Class A)	1,824,506
14,070		Cypress Semiconductor Corp	150,408
8,577	*,e	Freescale Semiconductor Holdings Ltd	91,517
588,618		Intel Corp	15,127,483
9,915	*	Lam Research Corp	341,175
36,530		Linear Technology Corp	1,178,092
88,605	*	LSI Logic Corp	611,374
22,753		Maxim Integrated Products, Inc	619,564
30,790	e	Microchip Technology, Inc	1,027,770
6,647	*	Silicon Laboratories, Inc	245,607
26,314	*	Skyworks Solutions, Inc	761,264
2,998	*	Teradyne, Inc	44,101
121,095		Texas Instruments, Inc	3,298,628
41,742		Xilinx, Inc	1,352,441

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	30,403,549

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 17.4%
101,383		Accenture plc	$6,113,395
44,279	*	Adobe Systems, Inc	1,367,336
25,782	*	Akamai Technologies, Inc	907,011
8,002	*	Alliance Data Systems Corp	1,040,260
14,869	*	Ansys, Inc	891,545
3,582	*,e	AOL, Inc	114,123
15,722	*	Ariba, Inc	698,528
35,990	*	Autodesk, Inc	1,220,781
77,012		Automatic Data Processing, Inc	4,355,029
25,088	*	BMC Software, Inc	993,485
19,450		Broadridge Financial Solutions, Inc	411,756
3,486		CA, Inc	83,908
42,776	*	Cadence Design Systems, Inc	522,723
29,279	*	Citrix Systems, Inc	2,127,998
47,941	*	Cognizant Technology Solutions Corp (Class A)	2,721,611
2,531	*	Compuware Corp	23,311
7,089	*	Concur Technologies, Inc	478,791
835		DST Systems, Inc	45,006
182,381	*	eBay, Inc	8,079,478
7,607	*	Equinix, Inc	1,355,415
65,602	*,e	Facebook, Inc	1,424,219
6,991		Factset Research Systems, Inc	649,883
17,870	*	Fiserv, Inc	1,253,223
7,577	*	FleetCor Technologies, Inc	279,743
20,338	*	Fortinet, Inc	488,315
14,526	*	Gartner, Inc	644,809
15,833	*	Genpact Ltd	275,811
12,237		Global Payments, Inc	523,988
40,755	*	Google, Inc (Class A)	25,796,692
1,911		IAC/InterActiveCorp	100,538
16,854	*	Informatica Corp	497,362
171,649		International Business Machines Corp	33,639,771
46,237		Intuit, Inc	2,682,671
14,176		Jack Henry & Associates, Inc	492,332
13,161		Lender Processing Services, Inc	324,682
9,834	*	LinkedIn Corp	1,009,460
17,068		Mastercard, Inc (Class A)	7,451,377
12,928	*	Micros Systems, Inc	617,183
1,185,301		Microsoft Corp	34,930,820
4,888	*	NetSuite, Inc	270,502
10,411	*	NeuStar, Inc (Class A)	368,653
37,637	*	Nuance Communications, Inc	765,913
601,670		Oracle Corp	18,170,434
47,673		Paychex, Inc	1,558,430
17,456	*	Rackspace Hosting, Inc	765,969
30,426	*	Red Hat, Inc	1,632,659
4,451	*	Rovi Corp	59,554
15,654		SAIC, Inc	181,117
21,836	*	Salesforce.com, Inc	2,715,525
9,593	*	SolarWinds, Inc	512,170

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

10,816		Solera Holdings, Inc	$422,365
2,076	*,e,m	Splunk, Inc	61,034
6,046	*	Symantec Corp	95,224
1,708	*	Synopsys, Inc	51,735
26,581	*	Teradata Corp	1,797,407
25,686	*	TIBCO Software, Inc	721,520
21,654		Total System Services, Inc	512,117
6,201	*	Vantiv, Inc	139,895
16,764	*	VeriFone Systems, Inc	608,366
23,101		VeriSign, Inc	1,026,147
82,286		Visa, Inc (Class A)	10,620,654
13,775	*	VMware, Inc (Class A)	1,250,219
96,671		Western Union Co	1,684,976
21,744	*,e	Zynga, Inc	64,145

		TOTAL SOFTWARE & SERVICES	192,691,099

TECHNOLOGY HARDWARE & EQUIPMENT - 11.3%
10,293	*	Acme Packet, Inc	163,144
25,624		Amphenol Corp (Class A)	1,508,741
147,236	*,d	Apple, Inc	89,925,859
667		Diebold, Inc	21,578
4,695	*	Dolby Laboratories, Inc (Class A)	165,499
2,168	*	EchoStar Corp (Class A)	62,438
330,632	*	EMC Corp	8,665,865
12,365	*	F5 Networks, Inc	1,154,644
19,452		Flir Systems, Inc	397,793
11,594	*,e	Fusion-io, Inc	221,677
5,264		Harris Corp	219,246
4,954	*,e	IPG Photonics Corp	256,766
4,898		Jabil Circuit, Inc	106,287
45,949		Motorola, Inc	2,221,175
14,534		National Instruments Corp	375,558
24,729	*	NCR Corp	576,680
37,936	*	NetApp, Inc	1,239,369
269,941		Qualcomm, Inc	16,110,079
26,113	*	Riverbed Technology, Inc	460,633
19,481	*	Trimble Navigation Ltd	862,229
14,858	*	Western Digital Corp	590,903
1,456	*	Zebra Technologies Corp (Class A)	50,290

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	125,356,453

TELECOMMUNICATION SERVICES - 2.3%
46,137	*	Crown Castle International Corp	2,854,958
13,004	*	Level 3 Communications, Inc	250,587
19,242	*	SBA Communications Corp (Class A)	1,136,432
23,437	*	tw telecom inc (Class A)	588,972
447,374		Verizon Communications, Inc	20,194,462
54,433	e	Windstream Corp	542,153

		TOTAL TELECOMMUNICATION SERVICES	25,567,564

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 2.6%
25,326		CH Robinson Worldwide, Inc			$1,338,479
4,807		Con-Way, Inc			171,225
4,162		Copa Holdings S.A. (Class A)			322,680
110,777		CSX Corp			2,541,225
86,388	*	Delta Air Lines, Inc			833,644
29,909		Expeditors International Washington, Inc			1,063,863
3,092		FedEx Corp			279,208
23,519	*	Hertz Global Holdings, Inc			264,824
13,988		J.B. Hunt Transport Services, Inc			769,620
13,655		Kansas City Southern Industries, Inc			994,084
6,871	*	Kirby Corp			362,583
7,722		Landstar System, Inc			381,544
1,200		Matson, Inc			29,472
23,194		Southwest Airlines Co			213,153
52,549	*	UAL Corp			992,651
74,989		Union Pacific Corp			9,194,401
114,070		United Parcel Service, Inc (Class B)			8,624,833

		TOTAL TRANSPORTATION			28,377,489

UTILITIES - 0.2%
2,473		Aqua America, Inc			63,408
8,274		ITC Holdings Corp			613,848
32,839		Oneok, Inc			1,461,664
6,331		Questar Corp			128,836

		TOTAL UTILITIES			2,267,756

		TOTAL COMMON STOCKS			1,093,042,537

		(Cost $897,500,902)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.1%
TREASURY DEBT - 0.8%
$7,800,000		United States Treasury Bill	0.055-0.056%	08/02/12	7,799,988
1,100,000		United States Treasury Bill	0.077	08/23/12	1,099,948

					8,899,936

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
13,868,389	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$13,868,389

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	13,868,389

		TOTAL SHORT-TERM INVESTMENTS	22,768,325

		(Cost $22,768,325)

		TOTAL INVESTMENTS - 100.8%	1,115,810,862
		(Cost $920,269,227)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(8,488,091)

		NET ASSETS - 100.0%	$1,107,322,771

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,342,943.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
608,204		Ford Motor Co	$5,619,805
123,551	*	General Motors Co	2,435,190
109,769		Johnson Controls, Inc	2,705,806
15,878		Lear Corp	564,463
6,042		Thor Industries, Inc	173,587
16,673	*	TRW Automotive Holdings Corp	655,249
7,836	*	Visteon Corp	254,121
606	*	WABCO Holdings, Inc	33,282

		TOTAL AUTOMOBILES & COMPONENTS	12,441,503

BANKS - 5.8%
27,804		Associated Banc-Corp	347,272
7,228		Bank of Hawaii Corp	337,620
5,555		BankUnited	135,320
112,737		BB&T Corp	3,536,560
4,424		BOK Financial Corp	249,912
37,040		CapitalSource, Inc	242,612
27,862		Capitol Federal Financial	326,542
32,619	*	CIT Group, Inc	1,191,246
7,455		City National Corp	367,382
31,398		Comerica, Inc	948,533
12,464		Commerce Bancshares, Inc	490,832
8,832		Cullen/Frost Bankers, Inc	488,498
23,036		East West Bancorp, Inc	502,185
148,584		Fifth Third Bancorp	2,053,431
871		First Citizens Bancshares, Inc (Class A)	143,097
40,406		First Horizon National Corp	332,541
56,360		First Niagara Financial Group, Inc	427,209
16,244		First Republic Bank	528,417
32,093		Fulton Financial Corp	294,935
84,422		Hudson City Bancorp, Inc	536,080
141,319		Huntington Bancshares, Inc	878,298
154,953		Keycorp	1,236,525
20,457		M&T Bank Corp	1,756,029
70,191	e	New York Community Bancorp, Inc	911,079
47,169		People’s United Financial, Inc	540,557
85,801		PNC Financial Services Group, Inc	5,070,839
16,344	*	Popular, Inc	246,304
228,918		Regions Financial Corp	1,593,269
6,680	*	Signature Bank	430,860
86,874		SunTrust Banks, Inc	2,054,570
6,997	*	SVB Financial Group	404,496
125,723		Synovus Financial Corp	238,874
25,900		TCF Financial Corp	267,547

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,952	*	TFS Financial Corp	$131,288
309,033		US Bancorp	10,352,605
31,473	e	Valley National Bancorp	292,699
17,071		Washington Federal, Inc	271,941
795,137		Wells Fargo & Co	26,883,582
29,408		Zions Bancorporation	535,226

		TOTAL BANKS	67,576,812

CAPITAL GOODS - 7.2%
11,359		3M Co	1,036,282
18,013	*	Aecom Technology Corp	291,991
15,464	*	AGCO Corp	677,942
10,748	*,e	Air Lease Corp	211,520
5,299		Alliant Techsystems, Inc	245,450
12,307		Boeing Co	909,610
8,997		Carlisle Cos, Inc	454,258
5,947		Chicago Bridge & Iron Co NV	212,546
4,898	*	CNH Global NV	186,712
6,033	*	Colfax Corp	174,595
7,843		Cooper Industries plc	563,755
7,764		Crane Co	302,796
61,685		Danaher Corp	3,257,585
29,728		Dover Corp	1,619,284
54,485		Eaton Corp	2,388,622
18,585		Emerson Electric Co	887,805
2,643	*	Engility Holdings, Inc	38,588
29,842		Exelis, Inc	280,515
668		Flowserve Corp	80,147
6,771		Fluor Corp	335,706
21,281	*	Fortune Brands Home & Security, Inc	470,736
8,349		Gardner Denver, Inc	475,726
7,439		GATX Corp	312,959
7,614	*	General Cable Corp	198,954
51,219		General Dynamics Corp	3,249,333
1,715,291		General Electric Co	35,592,288
20,749	*	GrafTech International Ltd	216,827
12,852		Harsco Corp	273,105
1,627		Hubbell, Inc (Class B)	133,870
7,896	*	Huntington Ingalls	307,865
10,772		IDEX Corp	410,952
3,756		Illinois Tool Works, Inc	204,101
8,570		Ingersoll-Rand plc	363,454
11,579		ITT Corp	216,990
20,616	*	Jacobs Engineering Group, Inc	795,159
23,718		KBR, Inc	622,360
12,774		Kennametal, Inc	471,361
15,859		L-3 Communications Holdings, Inc	1,124,245
4,717		Lockheed Martin Corp	421,087
5,706	e	Manitowoc Co, Inc	68,472
1,861	*	MRC Global, Inc	43,008
10,655	*,e	Navistar International Corp	262,113
595		Nordson Corp	30,500

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

40,576		Northrop Grumman Corp	$2,686,131
15,589	*	Oshkosh Truck Corp	351,064
20,150	*	Owens Corning, Inc	541,229
44,634		Paccar, Inc	1,785,806
13,280		Parker Hannifin Corp	1,066,650
16,287	e	Pentair, Inc	713,859
33,349	*	Quanta Services, Inc	766,694
54,284		Raytheon Co	3,011,676
6,170		Regal-Beloit Corp	397,163
10,514	*	Shaw Group, Inc	409,520
7,373		Snap-On, Inc	499,742
14,619	*	Spirit Aerosystems Holdings, Inc (Class A)	343,546
5,636		SPX Corp	342,218
28,596		Stanley Works	1,912,786
18,881	*	Terex Corp	368,179
42,844		Textron, Inc	1,116,086
12,736		Timken Co	461,043
12,741		Trinity Industries, Inc	356,748
5,556		Triumph Group, Inc	347,417
75,253		Tyco International Ltd	4,134,400
12,897		URS Corp	452,298
6,959	*	WESCO International, Inc	387,686
26,340		Xylem, Inc	631,633

		TOTAL CAPITAL GOODS	83,504,748

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
16,556		Avery Dennison Corp	509,759
9,615		Cintas Corp	381,043
16,640		Corrections Corp of America	517,171
17,289		Covanta Holding Corp	297,025
2,500		Dun & Bradstreet Corp	200,475
2,019		Equifax, Inc	94,570
1,328		Iron Mountain, Inc	42,775
4,445	*	KAR Auction Services, Inc	71,165
12,738		Manpower, Inc	453,218
14,578	*	Nielsen Holdings NV	415,473
10,399	e	Pitney Bowes, Inc	138,931
28,828	e	R.R. Donnelley & Sons Co	349,395
49,526		Republic Services, Inc	1,432,787
9,953		Towers Watson & Co	583,544
3,616	*	Verisk Analytics, Inc	181,704
19,140		Waste Connections, Inc	588,938
74,631		Waste Management, Inc	2,567,306

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,825,279

CONSUMER DURABLES & APPAREL - 0.7%
2,757	*,e	Deckers Outdoor Corp	114,995
41,138		DR Horton, Inc	725,263
16,147	*,e	Garmin Ltd	623,436
11,249		Harman International Industries, Inc	453,897
1,988	e	Hasbro, Inc	71,210
9,783		Jarden Corp	442,192

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,352		Leggett & Platt, Inc	$518,119
25,791	e	Lennar Corp (Class A)	753,355
12,280		Mattel, Inc	431,888
9,113	*	Mohawk Industries, Inc	605,377
46,320		Newell Rubbermaid, Inc	817,548
96	*	NVR, Inc	74,302
980		Phillips-Van Heusen Corp	77,841
56,544	*	Pulte Homes, Inc	638,947
22,901	*	Toll Brothers, Inc	668,022
12,616		Whirlpool Corp	852,337

		TOTAL CONSUMER DURABLES & APPAREL	7,868,729

CONSUMER SERVICES - 0.5%
67,073		Carnival Corp	2,232,189
4,083		Choice Hotels International, Inc	163,647
10,425		DeVry, Inc	204,643
17,500		H&R Block, Inc	282,275
7,168	*	Hyatt Hotels Corp	254,822
21,035		International Game Technology	238,116
3,169		Marriott International, Inc (Class A)	115,415
65,561	*	MGM Mirage	624,141
9,666	*	Penn National Gaming, Inc	376,201
24,193		Royal Caribbean Cruises Ltd	604,341
34,688		Service Corp International	445,741
44,780		Wendy’s	205,540

		TOTAL CONSUMER SERVICES	5,747,071

DIVERSIFIED FINANCIALS - 9.2%
2,086	*	Affiliated Managers Group, Inc	232,777
53,201	*	American Capital Ltd	529,882
57,614		American Express Co	3,324,904
35,315		Ameriprise Financial, Inc	1,826,492
35,403		Ares Capital Corp	588,752
1,745,000		Bank of America Corp	12,808,300
192,429		Bank of New York Mellon Corp	4,094,889
9,525		BlackRock, Inc	1,621,726
94,876		Capital One Financial Corp	5,359,545
2,283		CBOE Holdings, Inc	65,065
173,373		Charles Schwab Corp	2,189,701
474,697		Citigroup, Inc	12,878,530
53,625		CME Group, Inc	2,794,399
85,410		Discover Financial Services	3,071,344
48,119	*	E*Trade Financial Corp	367,148
2,893	e	Federated Investors, Inc (Class B)	58,178
17,235		Franklin Resources, Inc	1,981,163
79,833		Goldman Sachs Group, Inc	8,055,150
6,905		Interactive Brokers Group, Inc (Class A)	95,634
72,534		Invesco Ltd	1,605,177
100,000		iShares Russell 1000 Value Index Fund	6,881,000
30,090		Janus Capital Group, Inc	217,551
22,565	e	Jefferies Group, Inc	282,965
615,971		JPMorgan Chase & Co	22,174,956

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,553		Legg Mason, Inc	$553,000
24,121		Leucadia National Corp	522,943
897	*	LPL Financial Holdings, Inc	25,134
250,880		Morgan Stanley	3,427,021
18,622		Nasdaq Stock Market, Inc	422,719
34,895		Northern Trust Corp	1,584,233
40,566		NYSE Euronext	1,033,622
18,134		Raymond James Financial, Inc	609,665
79,154		SLM Corp	1,265,672
78,769		State Street Corp	3,180,692
41,550		TD Ameritrade Holding Corp	661,476

		TOTAL DIVERSIFIED FINANCIALS	106,391,405

ENERGY - 16.6%
38,090	*	Alpha Natural Resources, Inc	267,011
80,872		Anadarko Petroleum Corp	5,615,752
63,364		Apache Corp	5,456,908
6,193	*	Atwood Oceanics, Inc	275,774
70,705		Baker Hughes, Inc	3,275,056
9,112	*	Cameron International Corp	458,060
12,983	*	Cheniere Energy, Inc	176,958
106,898	e	Chesapeake Energy Corp	2,011,820
319,306		Chevron Corp	34,989,551
14,029		Cimarex Energy Co	795,304
1,607	*	Cobalt International Energy, Inc	40,336
204,621		ConocoPhillips	11,139,567
36,383		Consol Energy, Inc	1,054,379
64,404	*	Denbury Resources, Inc	973,788
65,740	*	Devon Energy Corp	3,886,549
11,262	e	Diamond Offshore Drilling, Inc	736,760
11,482		Energen Corp	587,993
21,341		Equitable Resources, Inc	1,203,632
21,042	e	EXCO Resources, Inc	148,136
759,027	d	Exxon Mobil Corp	65,921,495
101,441		Halliburton Co	3,360,740
12,186		Helmerich & Payne, Inc	566,649
49,106		Hess Corp	2,315,839
33,581		Holly Corp	1,255,594
900	*	Laredo Petroleum Holdings, Inc	20,682
113,790		Marathon Oil Corp	3,012,021
55,575		Marathon Petroleum Corp	2,628,697
39,408	*	McDermott International, Inc	461,074
31,366		Murphy Oil Corp	1,683,100
48,437	*	Nabors Industries Ltd	670,368
53,436		National Oilwell Varco, Inc	3,863,423
21,518	*	Newfield Exploration Co	656,945
22,284		Noble Energy, Inc	1,948,290
131,265		Occidental Petroleum Corp	11,423,993
1,177	*	Oil States International, Inc	85,568
24,917		Patterson-UTI Energy, Inc	385,715
44,457		Peabody Energy Corp	928,262
101,684		Phillips 66	3,823,318

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,244		Pioneer Natural Resources Co	$287,516
21,052	*	Plains Exploration & Production Co	841,238
28,475		Questar Market Resources, Inc	855,104
19,814	*	Rowan Cos PLC	696,066
1,975	e	RPC, Inc	26,564
79,790	*,e	SandRidge Energy, Inc	544,168
1,984		SEACOR Holdings, Inc	168,541
37,123	*	Southwestern Energy Co	1,234,340
105,308		Spectra Energy Corp	3,231,903
1,544		St. Mary Land & Exploration Co	72,707
2,254		Sunoco, Inc	108,620
26,406	*	Superior Energy Services	572,218
5,793		Teekay Corp	178,019
22,367	*	Tesoro Corp	618,448
8,195		Tidewater, Inc	398,031
25,645	*,e	Ultra Petroleum Corp	609,325
7,724	*	Unit Corp	307,106
89,155		Valero Energy Corp	2,451,762
16,594	*	Whiting Petroleum Corp	670,398
7,768		World Fuel Services Corp	314,526
31,710	*	WPX Energy, Inc	505,775

		TOTAL ENERGY	192,797,482

FOOD & STAPLES RETAILING - 1.6%
165,672		CVS Corp	7,496,658
33,129	e	Safeway, Inc	515,156
44,929		Sysco Corp	1,320,463
139,929		Walgreen Co	5,087,819
57,893		Wal-Mart Stores, Inc	4,308,976

		TOTAL FOOD & STAPLES RETAILING	18,729,072

FOOD, BEVERAGE & TOBACCO - 2.9%
74,374		Altria Group, Inc	2,675,233
106,245		Archer Daniels Midland Co	2,771,932
25,476		Beam, Inc	1,601,931
2,106		Brown-Forman Corp (Class B)	197,037
23,647		Bunge Ltd	1,555,263
5,972		Campbell Soup Co	197,733
44,456		Coca-Cola Enterprises, Inc	1,303,450
67,189		ConAgra Foods, Inc	1,658,896
25,081	*	Constellation Brands, Inc (Class A)	707,535
4,704	*	Dean Foods Co	58,189
22,933		General Mills, Inc	887,507
3,640	*,e	Green Mountain Coffee Roasters, Inc	66,466
19,579		H.J. Heinz Co	1,080,957
3,083		Hillshire Brands Co	78,956
9,830		Hormel Foods Corp	274,355
9,559		Ingredion, Inc	496,303
18,167		J.M. Smucker Co	1,395,226
2,423		Kellogg Co	115,577
272,075		Kraft Foods, Inc (Class A)	10,804,098
20,925		Molson Coors Brewing Co (Class B)	885,546

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,283		Philip Morris International, Inc	$2,037,557
9,116	*	Ralcorp Holdings, Inc	543,952
35,389		Reynolds American, Inc	1,637,449
25,711	*	Smithfield Foods, Inc	475,654
46,417		Tyson Foods, Inc (Class A)	696,719

		TOTAL FOOD, BEVERAGE & TOBACCO	34,203,521

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
56,021		Aetna, Inc	2,020,117
32,496	*	Allscripts Healthcare Solutions, Inc	298,963
2,424	*	Amerigroup Corp	217,869
7,777		Baxter International, Inc	455,032
2,358		Becton Dickinson & Co	178,524
234,398	*	Boston Scientific Corp	1,211,838
15,512	*	Brookdale Senior Living, Inc	255,328
25,916		Cardinal Health, Inc	1,116,720
35,475	*	CareFusion Corp	865,945
46,522		Cigna Corp	1,873,906
14,539	*	Community Health Systems, Inc	357,805
5,511		Cooper Cos, Inc	414,758
23,404		Coventry Health Care, Inc	780,055
73,796		Covidien plc	4,123,721
12,487		Dentsply International, Inc	453,778
9,267		HCA Holdings, Inc	245,390
40,955	*	Health Management Associates, Inc (Class A)	269,484
13,291	*	Health Net, Inc	292,668
6,197	*	Henry Schein, Inc	463,598
9,895		Hill-Rom Holdings, Inc	258,754
42,260	*	Hologic, Inc	782,655
26,720		Humana, Inc	1,645,952
12,798	*	Inverness Medical Innovations, Inc	241,498
7,796	*	LifePoint Hospitals, Inc	297,184
3,130	e	Lincare Holdings, Inc	129,582
157,924		Medtronic, Inc	6,225,364
18,072		Omnicare, Inc	567,642
975		Patterson Cos, Inc	33,248
8,111	*	Pediatrix Medical Group, Inc	536,380
22,666		Quest Diagnostics, Inc	1,324,374
7,193	*	Sirona Dental Systems, Inc	310,953
11,408		St. Jude Medical, Inc	426,203
13,388		Stryker Corp	696,578
6,801		Teleflex, Inc	433,496
62,255	*	Tenet Healthcare Corp	287,618
167,918		UnitedHealth Group, Inc	8,578,931
14,173		Universal Health Services, Inc (Class B)	553,881
13,952	*	VCA Antech, Inc	253,926
50,556		WellPoint, Inc	2,694,129
25,610		Zimmer Holdings, Inc	1,509,197

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	43,683,044

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
15,784		Avon Products, Inc	244,494

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,836		Church & Dwight Co, Inc	$509,042
19,774		Clorox Co	1,437,767
6,520		Colgate-Palmolive Co	699,987
10,439	*	Energizer Holdings, Inc	811,841
6,880		Kimberly-Clark Corp	597,941
411,022		Procter & Gamble Co	26,527,360

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	30,828,432

INSURANCE - 6.8%
54,571		ACE Ltd	4,010,968
76,901		Aflac, Inc	3,366,726
2,764	*	Alleghany Corp	955,819
2,864		Allied World Assurance Co Holdings Ltd	216,032
79,154		Allstate Corp	2,714,982
13,646		American Financial Group, Inc	514,591
104,986	*	American International Group, Inc	3,282,912
1,337		American National Insurance Co	94,165
48,178		Aon plc	2,370,358
19,724	*	Arch Capital Group Ltd	765,291
11,370		Aspen Insurance Holdings Ltd	326,774
13,715		Assurant, Inc	496,620
25,718		Assured Guaranty Ltd	308,102
17,482		Axis Capital Holdings Ltd	574,459
289,646	*	Berkshire Hathaway, Inc (Class B)	24,573,567
17,004		Brown & Brown, Inc	429,181
43,570		Chubb Corp	3,167,103
23,833		Cincinnati Financial Corp	901,841
4,119		CNA Financial Corp	107,547
6,154		Endurance Specialty Holdings Ltd	213,359
8,602		Everest Re Group Ltd	874,823
35,634		Fidelity National Title Group, Inc (Class A)	663,505
82,357	*	Genworth Financial, Inc (Class A)	415,079
3,767		Hanover Insurance Group, Inc	132,109
71,671		Hartford Financial Services Group, Inc	1,178,988
16,176		HCC Insurance Holdings, Inc	495,633
7,811		Kemper Corp	255,576
45,621		Lincoln National Corp	914,701
50,342		Loews Corp	1,993,040
1,584	*	Markel Corp	684,383
18,781		Marsh & McLennan Cos, Inc	623,717
22,609	*,e	MBIA, Inc	215,916
4,671		Mercury General Corp	169,184
137,248		Metlife, Inc	4,223,121
41,407		Old Republic International Corp	333,740
10,503		PartnerRe Ltd	760,837
48,717		Principal Financial Group	1,246,668
5,072		ProAssurance Corp	454,299
98,748		Progressive Corp	1,949,285
12,864		Protective Life Corp	359,034
75,392		Prudential Financial, Inc	3,639,926
12,076		Reinsurance Group of America, Inc (Class A)	672,271
8,538		RenaissanceRe Holdings Ltd	631,727

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,018		Stancorp Financial Group, Inc	$208,856
15,709		Torchmark Corp	781,523
35,497		Travelers Cos, Inc	2,223,887
46,715		UnumProvident Corp	882,446
13,448		Validus Holdings Ltd	437,463
17,718		W.R. Berkley Corp	649,010
964		White Mountains Insurance Group Ltd	492,209
49,770		XL Capital Ltd	1,027,750

		TOTAL INSURANCE	78,981,103

MATERIALS - 3.7%
34,051		Air Products & Chemicals, Inc	2,738,722
6,143		Albemarle Corp	357,645
170,629		Alcoa, Inc	1,445,228
17,751		Allegheny Technologies, Inc	533,063
7,036		Aptargroup, Inc	351,870
12,758		Ashland, Inc	898,036
16,453		Bemis Co, Inc	505,930
10,139		Cabot Corp	395,421
6,521		Carpenter Technology Corp	312,095
8,256		CF Industries Holdings, Inc	1,616,194
23,174		Cleveland-Cliffs, Inc	947,585
18,507		Commercial Metals Co	238,555
18,092	*	Crown Holdings, Inc	649,503
7,312		Cytec Industries, Inc	450,127
5,772		Domtar Corp	426,320
193,602		Dow Chemical Co	5,571,865
4,320		Eastman Chemical Co	225,850
153,691		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,174,776
5,022		Greif, Inc (Class A)	217,252
32,272		Huntsman Corp	408,241
70,601		International Paper Co	2,316,419
4,611	*	Intrepid Potash, Inc	107,621
4,123	e	Kronos Worldwide, Inc	69,761
48,069		LyondellBasell Industries AF S.C.A	2,140,513
3,560	e	Martin Marietta Materials, Inc	267,499
28,633		MeadWestvaco Corp	813,177
8,504	*,e	Molycorp, Inc	148,140
47,788		Mosaic Co	2,776,961
79,831		Newmont Mining Corp	3,550,085
51,164		Nucor Corp	2,005,629
6,179	*	Owens-Illinois, Inc	114,002
1,183		Packaging Corp of America	36,424
11,925		Reliance Steel & Aluminum Co	613,899
10,299		Rock-Tenn Co (Class A)	599,608
7,601		Rockwood Holdings, Inc	336,116
12,844		RPM International, Inc	340,366
738	e	Scotts Miracle-Gro Co (Class A)	29,446
30,998		Sealed Air Corp	502,168
16,028		Sonoco Products Co	485,809
6,537		Southern Copper Corp (NY)	211,014
27,396		Steel Dynamics, Inc	353,134

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,291	*	Tahoe Resources, Inc	$171,849
12,787		Titanium Metals Corp	149,096
23,946	e	United States Steel Corp	494,485
20,638		Vulcan Materials Co	799,516
10,448		Walter Energy, Inc	358,366
2,534	e	Westlake Chemical Corp	150,418
1,241	*	WR Grace & Co	69,546

		TOTAL MATERIALS	43,475,345

MEDIA - 3.2%
30,532		Cablevision Systems Corp (Class A)	468,361
86,754		CBS Corp (Class B)	2,902,789
4,600		Clear Channel Outdoor Holdings, Inc (Class A)	23,276
227,958		Comcast Corp (Class A)	7,420,033
7,165		DISH Network Corp (Class A)	220,395
10,835	*,e	DreamWorks Animation SKG, Inc (Class A)	208,032
37,498		Gannett Co, Inc	529,097
66,596		Interpublic Group of Cos, Inc	657,303
4,258		John Wiley & Sons, Inc (Class A)	202,894
1,463	*,e	Lamar Advertising Co (Class A)	44,402
16,359	*	Liberty Interactive LLC	1,547,561
9,077	*	Madison Square Garden, Inc	329,041
222,973		News Corp (Class A)	5,132,838
8,792	e	Regal Entertainment Group (Class A)	121,505
60,022		Thomson Corp	1,699,223
155,641		Time Warner, Inc	6,088,676
182,908		Walt Disney Co	8,988,099
662	e	Washington Post Co (Class B)	224,087

		TOTAL MEDIA	36,807,612

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
13,357		Abbott Laboratories	885,703
2,431	*	Amylin Pharmaceuticals, Inc	74,850
3,188	*	Bio-Rad Laboratories, Inc (Class A)	306,717
25,365		Bristol-Myers Squibb Co	902,994
2,896	*	Charles River Laboratories International, Inc	98,551
8,725	*	Covance, Inc	409,552
105,799		Eli Lilly & Co	4,658,330
6,945	*	Endo Pharmaceuticals Holdings, Inc	206,475
42,998	*	Forest Laboratories, Inc	1,442,583
26,337	*	Hospira, Inc	915,211
346,401		Johnson & Johnson	23,977,877
26,313	*	Life Technologies Corp	1,154,614
492,414		Merck & Co, Inc	21,749,926
5,547	*	Mylan Laboratories, Inc	127,747
18,141		PerkinElmer, Inc	463,503
1,212,571		Pfizer, Inc	29,150,207
37,610	*,e	Qiagen N.V. (NASDAQ)	662,312
59,266		Thermo Electron Corp	3,299,338

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	90,486,490

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.4%
6,199	*	Alexander & Baldwin, Inc	$198,616
9,907		Alexandria Real Estate Equities, Inc	727,966
76,416		AMB Property Corp	2,470,529
13,361		American Campus Communities, Inc	636,785
55,139		American Capital Agency Corp	1,937,585
157,285		Annaly Capital Management, Inc	2,741,478
6,101		Apartment Investment & Management Co (Class A)	167,350
15,366		AvalonBay Communities, Inc	2,260,185
24,563		BioMed Realty Trust, Inc	461,784
20,060		Boston Properties, Inc	2,224,654
24,511		Brandywine Realty Trust	291,191
8,768		BRE Properties, Inc (Class A)	461,898
3,146		Camden Property Trust	224,341
24,777		CBL & Associates Properties, Inc	488,850
172,889		Chimera Investment Corp	373,440
11,486		Corporate Office Properties Trust	255,678
35,249		DDR Corp	530,145
22,334		Douglas Emmett, Inc	525,072
42,598		Duke Realty Corp	615,967
1,244		Equity Lifestyle Properties, Inc	89,469
45,558		Equity Residential	2,884,277
6,416		Extra Space Storage, Inc	210,060
2,327		Federal Realty Investment Trust	252,852
24,009	*	Forest City Enterprises, Inc (Class A)	338,767
85,522		General Growth Properties, Inc	1,549,659
16,262		Hatteras Financial Corp	475,664
62,873		HCP, Inc	2,968,234
34,505		Health Care REIT, Inc	2,147,246
3,898		Home Properties, Inc	255,748
19,689		Hospitality Properties Trust	477,852
114,968		Host Marriott Corp	1,687,730
4,380	*	Howard Hughes Corp	269,939
13,378		HRPT Properties Trust	244,015
7,201		Jones Lang LaSalle, Inc	480,235
10,438		Kilroy Realty Corp	494,135
65,070		Kimco Realty Corp	1,268,214
16,553		Liberty Property Trust	600,708
21,147		Macerich Co	1,235,196
13,954		Mack-Cali Realty Corp	373,828
57,015		MFA Mortgage Investments, Inc	460,681
593		Mid-America Apartment Communities, Inc	41,053
17,098		National Retail Properties, Inc	504,391
27,572		Piedmont Office Realty Trust, Inc	470,378
5,403		Post Properties, Inc	279,065
4,072		Rayonier, Inc	194,194
21,804		Realty Income Corp	898,325
5,703		Regency Centers Corp	272,889
13,953		Retail Properties of America, Inc	139,111
28,830		Senior Housing Properties Trust	655,883
7,800		Simon Property Group, Inc	1,251,822
14,333		SL Green Realty Corp	1,128,724
10,024	*,e	St. Joe Co	169,706

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,448		Taubman Centers, Inc	$499,849
39,486		UDR, Inc	1,050,723
46,641		Ventas, Inc	3,136,607
29,946		Vornado Realty Trust	2,500,491
19,375		Weingarten Realty Investors	520,800
59,259		Weyerhaeuser Co	1,383,698

		TOTAL REAL ESTATE	51,455,732

RETAILING - 2.0%
3,419		Aaron’s, Inc	100,279
14,114		Abercrombie & Fitch Co (Class A)	477,053
7,007		American Eagle Outfitters, Inc	145,886
2,665	*,e	Autonation, Inc	105,081
42,985		Best Buy Co, Inc	777,599
29,846	*	Carmax, Inc	830,614
8,561		Chico’s FAS, Inc	131,154
5,031		Dillard’s, Inc (Class A)	328,172
338		DSW, Inc (Class A)	19,983
5,235		Expedia, Inc	298,343
19,241		Foot Locker, Inc	635,338
21,043	e	GameStop Corp (Class A)	337,109
11,046		Guess?, Inc	332,485
600	*,e	HomeAway, Inc	13,776
26,490	e	JC Penney Co, Inc	596,290
36,588		Kohl’s Corp	1,819,155
77,645	*	Liberty Media Holding Corp (Interactive A)	1,454,291
169,191		Lowe’s Companies, Inc	4,292,376
57,885		Macy’s, Inc	2,074,598
1,552	*	Sally Beauty Holdings, Inc	41,004
6,060	*,e	Sears Holdings Corp	299,910
13,596		Signet Jewelers Ltd	597,136
112,591		Staples, Inc	1,434,409
101,022		Target Corp	6,126,984
3,260		Tiffany & Co	179,072
6,702		Williams-Sonoma, Inc	232,894

		TOTAL RETAILING	23,680,991

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
43,596		Analog Devices, Inc	1,703,732
207,709		Applied Materials, Inc	2,261,951
68,132	*	Atmel Corp	399,254
2,521		Avago Technologies Ltd	93,277
33,486		Broadcom Corp (Class A)	1,134,506
19,378	*,e	Cree, Inc	464,103
9,966		Cypress Semiconductor Corp	106,537
21,936	*	Fairchild Semiconductor International, Inc	304,033
1,949	*	Freescale Semiconductor Holdings Ltd	20,796
209,595		Intel Corp	5,386,591
27,162		Kla-Tencor Corp	1,382,817
22,015	*	Lam Research Corp	757,536
75,119		Marvell Technology Group Ltd	845,840
23,344		Maxim Integrated Products, Inc	635,657

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

161,599	*	Micron Technology, Inc	$1,003,530
101,222	*	Nvidia Corp	1,370,546
76,947	*	ON Semiconductor Corp	534,012
37,459	*	PMC - Sierra, Inc	199,282
797	*	Silicon Laboratories, Inc	29,449
3,498	*	Skyworks Solutions, Inc	101,197
26,219	*	Teradyne, Inc	385,681
59,993		Texas Instruments, Inc	1,634,209

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	20,754,536

SOFTWARE & SERVICES - 1.3%
67,720		Activision Blizzard, Inc	814,672
33,854	*	Adobe Systems, Inc	1,045,411
2,026	*	Akamai Technologies, Inc	71,275
27,643	*	Amdocs Ltd	822,379
11,448	*,e	AOL, Inc	364,733
4,243	e	Booz Allen Hamilton Holding Co	73,955
54,206		CA, Inc	1,304,738
24,741		Computer Sciences Corp	609,123
32,923	*	Compuware Corp	303,221
4,412		DST Systems, Inc	237,807
50,839	*	Electronic Arts, Inc	560,246
40,649		Fidelity National Information Services, Inc	1,278,005
17,074	*	First American Corp	392,702
3,772	*	Fiserv, Inc	264,530
3,385	*	Genpact Ltd	58,967
10,267		IAC/InterActiveCorp	540,147
3,775		Paychex, Inc	123,405
14,048	*	Rovi Corp	187,962
29,282		SAIC, Inc	338,793
110,641	*	Symantec Corp	1,742,596
22,258	*	Synopsys, Inc	674,195
4,037		Total System Services, Inc	95,475
2,018		VeriSign, Inc	89,640
196,611	*	Yahoo!, Inc	3,114,318

		TOTAL SOFTWARE & SERVICES	15,108,295

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
17,835	*	Arrow Electronics, Inc	601,931
23,175	*	Avnet, Inc	730,012
8,277		AVX Corp	80,618
73,299	*	Brocade Communications Systems, Inc	364,296
866,662		Cisco Systems, Inc	13,823,259
244,857		Corning, Inc	2,793,818
237,877	*	Dell, Inc	2,825,979
9,785		Diebold, Inc	316,545
3,624	*	Dolby Laboratories, Inc (Class A)	127,746
4,564	*	EchoStar Corp (Class A)	131,443
4,691		Flir Systems, Inc	95,931
12,793		Harris Corp	532,829
320,784		Hewlett-Packard Co	5,851,100
24,313	*	Ingram Micro, Inc (Class A)	364,452

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,378	*	Itron, Inc	$248,551
24,150		Jabil Circuit, Inc	524,055
36,969	*	JDS Uniphase Corp	363,775
86,329	*	Juniper Networks, Inc	1,513,347
11,360		Lexmark International, Inc (Class A)	198,686
22,039	e	Molex, Inc	553,620
19,094	*	NetApp, Inc	623,801
30,606	*	Polycom, Inc	267,496
39,544	*	SanDisk Corp	1,626,445
6,739	*	Tech Data Corp	337,624
25,431	*	Vishay Intertechnology, Inc	251,004
23,012	*	Western Digital Corp	915,187
218,276		Xerox Corp	1,512,653
6,916	*	Zebra Technologies Corp (Class A)	238,878

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	37,815,081

TELECOMMUNICATION SERVICES - 3.9%
951,130		AT&T, Inc	36,066,850
100,262		CenturyTel, Inc	4,164,883
63,671	*,e	Clearwire Corp (Class A)	72,585
159,678	e	Frontier Communications Corp	625,938
12,549	*	Level 3 Communications, Inc	241,819
48,474	*	MetroPCS Communications, Inc	424,632
31,817	*	NII Holdings, Inc (Class B)	214,765
485,395	*	Sprint Nextel Corp	2,116,322
15,144		Telephone & Data Systems, Inc	366,939
2,340	*	US Cellular Corp	96,221
38,173	e	Windstream Corp	380,203

		TOTAL TELECOMMUNICATION SERVICES	44,771,157

TRANSPORTATION - 1.1%
4,469		Con-Way, Inc	159,186
1,081		Copa Holdings S.A. (Class A)	83,810
54,480		CSX Corp	1,249,771
52,207	*	Delta Air Lines, Inc	503,798
3,258		Expeditors International Washington, Inc	115,887
47,618		FedEx Corp	4,299,905
17,230	*	Hertz Global Holdings, Inc	194,010
3,865		Kansas City Southern Industries, Inc	281,372
2,343	*	Kirby Corp	123,640
6,968		Matson, Inc	171,134
52,962		Norfolk Southern Corp	3,921,836
8,175		Ryder System, Inc	322,422
101,008		Southwest Airlines Co	928,263
16,534		UTI Worldwide, Inc	219,076

		TOTAL TRANSPORTATION	12,574,110

UTILITIES - 7.3%
102,603	*	AES Corp	1,237,392
18,687		AGL Resources, Inc	756,823
18,102		Alliant Energy Corp	845,544
39,405		Ameren Corp	1,348,045

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

78,856		American Electric Power Co, Inc			$3,330,878
28,678		American Water Works Co, Inc			1,039,578
20,455		Aqua America, Inc			524,466
14,388		Atmos Energy Corp			515,810
64,717	*	Calpine Corp			1,106,014
69,280		Centerpoint Energy, Inc			1,459,037
42,632		CMS Energy Corp			1,051,305
47,709		Consolidated Edison, Inc			3,077,230
92,699		Dominion Resources, Inc			5,034,483
27,480		DTE Energy Co			1,686,448
113,951		Duke Energy Corp			7,723,599
52,519		Edison International			2,425,327
29,021		Entergy Corp			2,108,956
137,518		Exelon Corp			5,379,704
67,409		FirstEnergy Corp			3,385,280
21,711		Great Plains Energy, Inc			481,550
15,372		Hawaiian Electric Industries, Inc			437,948
12,808		Integrys Energy Group, Inc			775,396
30,185		MDU Resources Group, Inc			675,842
11,562		National Fuel Gas Co			565,844
67,654		NextEra Energy, Inc			4,796,669
46,208		NiSource, Inc			1,182,463
50,664		Northeast Utilities			2,020,480
36,406		NRG Energy, Inc			721,567
37,711		NV Energy, Inc			689,734
16,122		OGE Energy Corp			856,239
37,500		Pepco Holdings, Inc			748,500
68,098		PG&E Corp			3,143,404
17,830		Pinnacle West Capital Corp			954,618
93,600		PPL Corp			2,705,040
81,616		Public Service Enterprise Group, Inc			2,712,916
22,995		Questar Corp			467,948
19,158		SCANA Corp			941,999
39,285		Sempra Energy			2,766,057
140,804		Southern Co			6,779,713
34,500		TECO Energy, Inc			627,555
17,887		UGI Corp			548,237
13,780		Vectren Corp			411,333
20,744		Westar Energy, Inc			633,937
38,006		Wisconsin Energy Corp			1,548,364
78,511		Xcel Energy, Inc			2,300,372

		TOTAL UTILITIES			84,529,644

		TOTAL COMMON STOCKS			1,153,037,194

		(Cost $1,162,331,263)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 2.0%
TREASURY DEBT - 0.5%
$5,300,000	United States Treasury Bill	0.055-0.056%	08/02/12	5,299,992

				5,299,992

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
17,370,249	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$17,370,249

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	17,370,249

		TOTAL SHORT-TERM INVESTMENTS	22,670,241

		(Cost $22,670,241)

		TOTAL INVESTMENTS - 101.5%	1,175,707,435
		(Cost $1,185,001,504)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(17,095,027)

		NET ASSETS - 100.0%	$1,158,612,408

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,926,383.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.8%
5,893	e	Allison Transmission Holdings, Inc	$110,847
18,876	*	American Axle & Manufacturing Holdings, Inc	203,672
7,234	*	Amerigon, Inc (Class A)	81,383
28,595	*	BorgWarner, Inc	1,918,725
14,647		Cooper Tire & Rubber Co	255,883
38,595		Dana Holding Corp	508,682
80,559	*	Delphi Automotive plc	2,287,070
5,946	*	Dorman Products, Inc	170,769
4,478		Drew Industries, Inc	120,279
32,025	*	Exide Technologies	93,833
4,074	*	Federal Mogul Corp (Class A)	40,536
919,689		Ford Motor Co	8,497,926
3,900	*	Fuel Systems Solutions, Inc	69,108
190,867	*	General Motors Co	3,761,989
35,882		Gentex Corp	574,471
60,006	*	Goodyear Tire & Rubber Co	687,069
56,820		Harley-Davidson, Inc	2,456,329
169,293		Johnson Controls, Inc	4,173,072
25,014		Lear Corp	889,248
16,107	*	Modine Manufacturing Co	108,078
1,336		Shiloh Industries, Inc	14,041
7,813		Spartan Motors, Inc	39,846
4,612		Standard Motor Products, Inc	64,845
6,216	*	Stoneridge, Inc	39,907
5,493		Superior Industries International, Inc	93,875
14,727	*	Tenneco, Inc	431,354
15,886	*,e	Tesla Motors, Inc	435,594
10,407		Thor Industries, Inc	298,993
2,020	*	Tower International, Inc	17,352
24,721	*	TRW Automotive Holdings Corp	971,535
13,016	*	Visteon Corp	422,109
15,897	*	WABCO Holdings, Inc	873,063
6,853	*,e	Winnebago Industries, Inc	69,421

		TOTAL AUTOMOBILES & COMPONENTS	30,780,904

BANKS - 3.4%
3,565		1st Source Corp	79,214
6,380	*	1st United Bancorp, Inc	37,833
1,775		Access National Corp	24,531
1,111		Alliance Financial Corp	39,029
1,891	e	American National Bankshares, Inc	42,774
5,570	*	Ameris Bancorp	66,506
1,666		Ames National Corp	36,052
5,760		Apollo Residential Mortgage	115,373

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,369		Arrow Financial Corp	$57,614
42,726		Associated Banc-Corp	533,648
20,490		Astoria Financial Corp	193,016
1,553		Bancfirst Corp	63,083
6,527		Banco Latinoamericano de Exportaciones S.A. (Class E)	132,629
23,969		Bancorpsouth, Inc	347,311
10,777		Bank Mutual Corp	45,910
12,376		Bank of Hawaii Corp	578,083
1,489		Bank of Kentucky Financial Corp	36,585
1,245		Bank of Marin Bancorp	46,588
8,276		Bank of the Ozarks, Inc	266,404
4,937		BankFinancial Corp	38,805
10,023		BankUnited	244,160
4,908		Banner Corp	111,559
979		Bar Harbor Bankshares	34,099
173,841		BB&T Corp	5,453,391
20,735	*	BBCN Bancorp, Inc	235,135
7,791	*	Beneficial Mutual Bancorp, Inc	66,691
4,857		Berkshire Hills Bancorp, Inc	109,088
2,074	*	BofI Holding, Inc	41,833
6,918		BOK Financial Corp	390,798
18,064		Boston Private Financial Holdings, Inc	169,982
2,160	e	Bridge Bancorp, Inc	43,308
2,319	*,e	Bridge Capital Holdings	36,014
15,783		Brookline Bancorp, Inc	132,735
2,542		Bryn Mawr Bank Corp	52,569
1,991	*	BSB Bancorp, Inc	24,788
804		C&F Financial Corp	32,908
1,796		Camden National Corp	64,782
1,780	*,e	Cape Bancorp, Inc	16,518
2,671	e	Capital City Bank Group, Inc	19,578
58,340		CapitalSource, Inc	382,127
43,718		Capitol Federal Financial	512,375
6,777		Cardinal Financial Corp	86,746
19,358		Cathay General Bancorp	313,406
1,971		Center Bancorp, Inc	21,780
7,403		Centerstate Banks of Florida, Inc	57,373
5,380	*	Central Pacific Financial Corp	72,092
488		Century Bancorp, Inc	14,679
1,161		Charter Financial Corp	10,298
6,432		Chemical Financial Corp	144,270
49,260	*	CIT Group, Inc	1,798,975
2,854		Citizens & Northern Corp	52,770
9,725	*	Citizens Republic Bancorp, Inc	175,050
3,923	e	City Holding Co	129,655
11,836		City National Corp	583,278
988		Clifton Savings Bancorp, Inc	9,633
2,750		CNB Financial Corp	45,293
7,617		CoBiz, Inc	51,034
9,261		Columbia Banking System, Inc	167,161
49,024		Comerica, Inc	1,481,015
19,342		Commerce Bancshares, Inc	761,688

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,466		Community Bank System, Inc	$287,920
3,608		Community Trust Bancorp, Inc	122,456
13,518		Cullen/Frost Bankers, Inc	747,681
20,958	e	CVB Financial Corp	247,304
7,291		Dime Community Bancshares	105,720
46,375	*	Doral Financial Corp	63,070
3,922	*	Eagle Bancorp, Inc	69,616
35,936		East West Bancorp, Inc	783,405
920	e	Enterprise Bancorp, Inc	15,281
3,723		Enterprise Financial Services Corp	46,724
2,920	e	ESB Financial Corp	41,143
3,464		ESSA Bancorp, Inc	36,614
5,319	*	EverBank Financial Corp	63,722
4,509	e	Farmers National Banc Corp	26,513
2,312		Federal Agricultural Mortgage Corp (Class C)	58,124
2,196	e	Fidelity Southern Corp	19,938
228,891		Fifth Third Bancorp	3,163,273
3,311		Financial Institutions, Inc	56,949
3,533		First Bancorp (NC)	30,101
17,525	*	First Bancorp (Puerto Rico)	66,245
2,055	e	First Bancorp, Inc	34,524
18,065		First Busey Corp	84,183
5,288	*	First California Financial Group, Inc	35,482
1,571		First Citizens Bancshares, Inc (Class A)	258,100
24,648		First Commonwealth Financial Corp	172,782
3,721		First Community Bancshares, Inc	53,917
4,190	e	First Connecticut Bancorp	55,769
2,279		First Defiance Financial Corp	37,034
13,662		First Financial Bancorp	218,046
8,777	e	First Financial Bankshares, Inc	302,763
2,608		First Financial Corp	77,327
3,872		First Financial Holdings, Inc	45,690
4,114	*	First Financial Northwest, Inc	33,735
62,207		First Horizon National Corp	511,964
3,687		First Interstate Bancsystem, Inc	53,130
6,011		First Merchants Corp	85,537
17,497		First Midwest Bancorp, Inc	197,716
84,716		First Niagara Financial Group, Inc	642,147
1,920		First of Long Island Corp	55,085
2,371	e	First Pactrust Bancorp, Inc	26,674
25,061		First Republic Bank	815,234
27,002		FirstMerit Corp	437,432
7,351		Flushing Financial Corp	103,723
33,887		FNB Corp	368,691
2,335	*,e	FNB United Corp	27,740
3,409		Fox Chase Bancorp, Inc	50,794
3,247	*	Franklin Financial Corp	52,407
49,118		Fulton Financial Corp	451,394
2,948		German American Bancorp, Inc	59,992
16,882		Glacier Bancorp, Inc	256,100
2,372		Great Southern Bancorp, Inc	72,702
17,952	*,e	Guaranty Bancorp	34,468

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

353	*,e	Hampton Roads Bankshares, Inc	$738
18,673		Hancock Holding Co	569,153
7,705	*	Hanmi Financial Corp	84,370
3,113		Heartland Financial USA, Inc	81,343
4,878	*	Heritage Commerce Corp	29,902
3,660		Heritage Financial Corp	50,691
1,993	e	Heritage Financial Group	26,686
4,633	*,e	Heritage Oaks Bancorp	25,018
302	e	Hingham Institution for Savings	18,334
1,733	*,e	Home Bancorp, Inc	29,149
7,336		Home Bancshares, Inc	221,180
3,873		Home Federal Bancorp, Inc	38,420
3,200	e	Home Loan Servicing Solutions Ltd	46,016
1,123	*	HomeStreet, Inc	41,169
877		Horizon Bancorp	23,661
131,290		Hudson City Bancorp, Inc	833,692
3,654		Hudson Valley Holding Corp	61,606
215,164		Huntington Bancshares, Inc	1,337,244
7,729		IBERIABANK Corp	361,949
5,016	e	Independent Bank Corp	149,025
12,994		International Bancshares Corp	238,180
10,853	*	Investors Bancorp, Inc	176,578
2,959		Kearny Financial Corp	28,761
237,757		Keycorp	1,897,301
2,339		K-Fed Bancorp	34,009
6,631		Lakeland Bancorp, Inc	62,464
5,683		Lakeland Financial Corp	146,280
31,462		M&T Bank Corp	2,700,698
4,715		MainSource Financial Group, Inc	55,071
13,444		MB Financial, Inc	271,434
2,070	*,e	Mercantile Bank Corp	34,279
1,121		Merchants Bancshares, Inc	29,639
1,281	*	Meridian Interstate Bancorp, Inc	19,689
3,833	*,e	MetroCorp Bancshares, Inc	39,633
46,240	*,e	MGIC Investment Corp	111,438
1,308		Middleburg Financial Corp	21,150
1,792	e	Midsouth Bancorp, Inc	25,536
1,690		MidWestOne Financial Group, Inc	35,963
941	*,e	NASB Financial, Inc	17,870
1,625	e	National Bankshares, Inc	49,433
34,414		National Penn Bancshares, Inc	304,220
4,530	*	Nationstar Mortgage Holdings, Inc	99,751
10,299		NBT Bancorp, Inc	216,382
106,869	e	New York Community Bancorp, Inc	1,387,159
3,989		Northfield Bancorp, Inc	59,715
1,528		Northrim BanCorp, Inc	30,804
24,891		Northwest Bancshares, Inc	289,980
3,428		OceanFirst Financial Corp	46,655
25,900	*	Ocwen Financial Corp	511,784
22,275		Old National Bancorp	272,646
2,770	*,e	OmniAmerican Bancorp, Inc	58,142
10,624		Oriental Financial Group, Inc	110,277

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,995		Oritani Financial Corp	$169,010
1,047	*	Pacific Capital Bancorp	47,764
4,317		Pacific Continental Corp	39,846
2,524	*	Pacific Mercantile Bancorp	16,860
7,099		PacWest Bancorp	162,638
3,394	e	Park National Corp	229,910
7,499	*	Park Sterling Bank	34,420
2,120	e	Peapack Gladstone Financial Corp	32,436
892	e	Penns Woods Bancorp, Inc	34,743
3,243	*	Pennsylvania Commerce Bancorp, Inc	40,538
2,471		Peoples Bancorp, Inc	54,016
1,576	*,e	Peoples Federal Bancshares, Inc	26,414
89,267		People’s United Financial, Inc	1,022,999
8,010	*	Pinnacle Financial Partners, Inc	156,596
129,917		PNC Financial Services Group, Inc	7,678,094
25,286	*	Popular, Inc	381,060
2,848	*	Preferred Bank	30,701
14,102		PrivateBancorp, Inc	216,043
12,008		Prosperity Bancshares, Inc	487,165
2,252		Provident Financial Holdings, Inc	27,564
14,194		Provident Financial Services, Inc	216,175
8,912		Provident New York Bancorp	73,613
41,805	e	Radian Group, Inc	117,054
344,217		Regions Financial Corp	2,395,750
5,865		Renasant Corp	103,811
2,321	e	Republic Bancorp, Inc (Class A)	54,799
6,915		Rockville Financial, Inc	80,560
2,561		Roma Financial Corp	23,279
6,570	e	S&T Bancorp, Inc	108,405
2,818	e	S.Y. Bancorp, Inc	65,857
5,645		Sandy Spring Bancorp, Inc	100,537
3,680		SCBT Financial Corp	136,307
16,989	*	Seacoast Banking Corp of Florida	23,785
2,542		SI Financial Group, Inc	29,741
3,119	e	Sierra Bancorp	33,311
11,874	*	Signature Bank	765,873
4,057	e	Simmons First National Corp (Class A)	94,690
4,044	e	Southside Bancshares, Inc	84,358
3,920	*	Southwest Bancorp, Inc	36,064
7,405	*	State Bank & Trust Co	117,814
5,377		StellarOne Corp	71,998
7,252		Sterling Bancorp	69,547
6,285	*	Sterling Financial Corp	126,077
2,269	*	Suffolk Bancorp	29,497
8,811	*	Sun Bancorp, Inc	25,904
131,269		SunTrust Banks, Inc	3,104,512
44,969		Susquehanna Bancshares, Inc	479,370
10,685	*	SVB Financial Group	617,700
192,864	e	Synovus Financial Corp	366,442
4,065	*,e	Taylor Capital Group, Inc	70,934
39,707		TCF Financial Corp	410,173
2,926		Territorial Bancorp, Inc	68,761

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,482	*	Texas Capital Bancshares, Inc	$408,579
18,725	*	TFS Financial Corp	176,202
6,853	*	The Bancorp, Inc	64,076
2,461	e	Tompkins Trustco, Inc	96,619
5,876	e	TowneBank	84,027
1,514	*	Tree.com, Inc	19,561
3,287		Trico Bancshares	50,127
21,797		Trustco Bank Corp NY	120,101
17,166		Trustmark Corp	415,074
8,547		UMB Financial Corp	410,769
26,916		Umpqua Holdings Corp	335,912
4,373		Union Bankshares Corp	66,776
13,649	e	United Bankshares, Inc	318,022
9,743	*,e	United Community Banks, Inc	66,350
3,593		United Financial Bancorp, Inc	51,200
3,928		Univest Corp of Pennsylvania	62,494
471,187		US Bancorp	15,784,764
48,332	e	Valley National Bancorp	449,488
8,161		ViewPoint Financial Group	143,674
5,488	*	Virginia Commerce Bancorp	44,288
2,520	*	Walker & Dunlop, Inc	31,853
3,589		Washington Banking Co	50,174
28,800		Washington Federal, Inc	458,784
3,332		Washington Trust Bancorp, Inc	82,700
17,955		Webster Financial Corp	368,437
1,218,332		Wells Fargo & Co	41,191,804
5,415		WesBanco, Inc	112,145
3,645		West Bancorporation, Inc	36,960
4,520	*	West Coast Bancorp	89,903
7,837	e	Westamerica Bancorporation	360,502
16,291	*	Western Alliance Bancorp	150,203
6,575		Westfield Financial, Inc	49,050
14,423	*	Wilshire Bancorp, Inc	91,442
8,915	e	Wintrust Financial Corp	327,270
1,892		WSFS Financial Corp	78,386
45,843		Zions Bancorporation	834,343

		TOTAL BANKS	126,581,544

CAPITAL GOODS - 8.0%
170,594		3M Co	15,563,291
9,703		A.O. Smith Corp	479,522
46,747	*,e	A123 Systems, Inc	20,569
4,398	e	Aaon, Inc	80,351
9,346		AAR Corp	132,807
20,123	*	Accuride Corp	104,438
6,233		Aceto Corp	54,726
17,017		Actuant Corp (Class A)	484,304
10,184		Acuity Brands, Inc	590,061
28,042	*	Aecom Technology Corp	454,561
9,267	*	Aegion Corp	161,246
3,965	*	Aerovironment, Inc	92,622
24,284	*	AGCO Corp	1,064,611

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,859	*,e	Air Lease Corp	$312,105
13,659		Aircastle Ltd	161,586
1,559		Alamo Group, Inc	44,634
6,492		Albany International Corp (Class A)	116,207
8,516		Alliant Techsystems, Inc	394,461
6,299		Altra Holdings, Inc	104,059
4,150	*	Ameresco, Inc	50,464
2,280	*	American Railcar Industries, Inc	69,380
2,127		American Science & Engineering, Inc	121,324
19,479	*	American Superconductor Corp	72,267
2,190	*	American Woodmark Corp	36,507
60,816		Ametek, Inc	1,885,296
1,999		Ampco-Pittsburgh Corp	31,404
7,789	*,e	API Technologies Corp	26,794
6,576		Apogee Enterprises, Inc	106,465
10,328		Applied Industrial Technologies, Inc	383,788
1,844		Argan, Inc	29,154
4,953		Armstrong World Industries, Inc	191,433
24,820	*	ArvinMeritor, Inc	116,158
4,668	*	Astec Industries, Inc	136,306
2,410	*	Astronics Corp	72,493
5,876		AZZ, Inc	180,452
30,088	*	Babcock & Wilcox Co	755,209
12,789		Barnes Group, Inc	305,146
24,103	*	BE Aerospace, Inc	945,561
11,505	*	Beacon Roofing Supply, Inc	304,998
11,122		Belden CDT, Inc	357,350
11,417	*	Blount International, Inc	162,350
5,597	*	Bluelinx Holdings, Inc	12,034
186,317		Boeing Co	13,770,688
12,099		Brady Corp (Class A)	320,986
11,871	e	Briggs & Stratton Corp	207,030
10,284	*,e	Builders FirstSource, Inc	37,022
2,842	*	CAI International, Inc	58,773
73,603	*,e	Capstone Turbine Corp	76,547
14,370		Carlisle Cos, Inc	725,541
2,150		Cascade Corp	101,287
162,619		Caterpillar, Inc	13,694,146
5,843		Ceradyne, Inc	128,546
7,343	*	Chart Industries, Inc	476,267
23,853		Chicago Bridge & Iron Co NV	852,506
4,044		CIRCOR International, Inc	124,515
12,843		Clarcor, Inc	620,959
6,243	*	CNH Global NV	237,983
1,958		Coleman Cable, Inc	16,976
12,508	*	Colfax Corp	361,982
4,513	*	Columbus McKinnon Corp	66,386
8,888		Comfort Systems USA, Inc	87,014
6,882	*	Commercial Vehicle Group, Inc	53,060
39,061		Cooper Industries plc	2,807,706
1,531	*,e	CPI Aerostructures, Inc	17,377
12,176		Crane Co	474,864

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,711		Cubic Corp	$179,501
47,952		Cummins, Inc	4,598,597
11,666		Curtiss-Wright Corp	349,630
142,699		Danaher Corp	7,535,934
97,737		Deere & Co	7,508,156
8,274	*	DigitalGlobe, Inc	161,095
36,607		Donaldson Co, Inc	1,249,397
5,342	e	Douglas Dynamics, Inc	71,423
45,109		Dover Corp	2,457,087
2,725	*	DXP Enterprises, Inc	120,445
8,293	*	Dycom Industries, Inc	144,464
3,119		Dynamic Materials Corp	52,118
1,477		Eastern Co	26,364
84,266	e	Eaton Corp	3,694,221
3,829	*	Edgen Group, Inc	28,718
17,718		EMCOR Group, Inc	466,515
180,129		Emerson Electric Co	8,604,763
6,280		Encore Wire Corp	172,072
9,284	*,e	Energy Recovery, Inc	20,889
11,823	*	EnerSys	403,755
3,985	*	Engility Holdings, Inc	58,181
2,103	*,e	Enphase Energy, Inc	12,218
4,857	*	EnPro Industries, Inc	167,421
6,242		ESCO Technologies, Inc	224,774
7,508	*	Esterline Technologies Corp	440,870
45,771		Exelis, Inc	430,247
73,604		Fastenal Co	3,173,803
14,588	*	Federal Signal Corp	82,714
9,555	*	Flow International Corp	30,576
13,521		Flowserve Corp	1,622,250
42,159		Fluor Corp	2,090,242
39,744	*	Fortune Brands Home & Security, Inc	879,138
5,745		Franklin Electric Co, Inc	324,075
2,798		Freightcar America, Inc	56,911
61,040	*,e	FuelCell Energy, Inc	63,482
8,667	*	Furmanite Corp	38,828
12,281		Gardner Denver, Inc	699,771
11,651		GATX Corp	490,158
13,786	*	GenCorp, Inc	116,492
5,849		Generac Holdings, Inc	133,474
12,325	*	General Cable Corp	322,052
79,018		General Dynamics Corp	5,012,902
2,633,630		General Electric Co	54,647,822
5,202	*	GeoEye, Inc	132,287
7,124	*	Gibraltar Industries, Inc	67,820
3,692	e	Global Power Equipment Group, Inc	75,871
3,568		Gorman-Rupp Co	99,048
14,853		Graco, Inc	681,456
30,150	*	GrafTech International Ltd	315,068
2,305		Graham Corp	39,300
9,084		Granite Construction, Inc	235,276
13,800		Great Lakes Dredge & Dock Corp	98,394

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,885	*	Greenbrier Cos, Inc	$128,526
11,191		Griffon Corp	98,369
6,695	*	H&E Equipment Services, Inc	94,533
2,697		Hardinge, Inc	24,597
19,751		Harsco Corp	419,709
13,727		Heico Corp	489,917
24,445	*	Hexcel Corp	569,324
193,752		Honeywell International, Inc	11,247,304
4,160		Houston Wire & Cable Co	47,632
14,546		Hubbell, Inc (Class B)	1,196,845
12,151	*	Huntington Ingalls	473,767
1,508	*	Hurco Cos, Inc	30,763
20,471		IDEX Corp	780,969
13,017	*	II-VI, Inc	227,016
104,521		Illinois Tool Works, Inc	5,679,671
74,472		Ingersoll-Rand plc	3,158,358
4,124		Insteel Industries, Inc	41,075
7,826	*	Interline Brands, Inc	198,624
22,326		ITT Corp	418,389
32,122	*	Jacobs Engineering Group, Inc	1,238,945
6,721		John Bean Technologies Corp	98,463
26,485		Joy Global, Inc	1,375,631
2,886	*	Kadant, Inc	59,769
6,158		Kaman Corp	200,628
7,664		Kaydon Corp	161,710
36,464		KBR, Inc	956,815
19,633		Kennametal, Inc	724,458
4,315	*,e	KEYW Holding Corp	47,508
7,770	*,e	Kratos Defense & Security Solutions, Inc	43,901
24,241		L-3 Communications Holdings, Inc	1,718,444
4,606	*	Layne Christensen Co	97,187
2,227		LB Foster Co (Class A)	65,897
12,555		Lennox International, Inc	548,277
20,978		Lincoln Electric Holdings, Inc	836,603
2,960	e	Lindsay Manufacturing Co	209,864
2,139	*	LMI Aerospace, Inc	38,566
64,855		Lockheed Martin Corp	5,789,606
4,562		LSI Industries, Inc	29,425
4,022	*	Lydall, Inc	51,321
35,289	e	Manitowoc Co, Inc	423,468
89,419		Masco Corp	1,075,712
14,410	*	Mastec, Inc	229,984
3,435		Met-Pro Corp	31,087
1,952	*	Michael Baker Corp	49,229
4,929	*	Middleby Corp	482,648
2,777		Miller Industries, Inc	45,598
11,155	*	Moog, Inc (Class A)	405,930
5,663	*,e	MRC Global, Inc	130,872
11,358		MSC Industrial Direct Co (Class A)	780,635
7,387		Mueller Industries, Inc	314,908
40,545		Mueller Water Products, Inc (Class A)	143,529
4,712	*	MYR Group, Inc	76,900

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,369		Nacco Industries, Inc (Class A)	$137,105
1,153	e	National Presto Industries, Inc	76,721
16,281	*	Navistar International Corp	400,513
4,640	*	NCI Building Systems, Inc	49,926
5,874	*	NN, Inc	52,866
15,974		Nordson Corp	818,827
1,840	*	Nortek, Inc	93,877
62,570		Northrop Grumman Corp	4,142,134
2,182	*	Northwest Pipe Co	53,132
13,725	*	Orbital Sciences Corp	179,798
6,344	*	Orion Marine Group, Inc	45,867
21,945	*	Oshkosh Truck Corp	494,201
29,910	*	Owens Corning, Inc	803,383
88,607		Paccar, Inc	3,545,166
28,825		Pall Corp	1,539,543
37,658		Parker Hannifin Corp	3,024,691
1,080	*	Patrick Industries, Inc	12,571
24,528	e	Pentair, Inc	1,075,062
8,857		Perini Corp	100,616
4,990	*,e	Pgt, Inc	14,671
3,814	*	Pike Electric Corp	32,686
7,930	*,e	PMFG, Inc	63,440
11,436	*,e	Polypore International, Inc	424,962
2,064	*	Powell Industries, Inc	70,733
36,120		Precision Castparts Corp	5,618,827
562		Preformed Line Products Co	30,421
7,136		Primoris Services Corp	88,130
1,100	*,e	Proto Labs, Inc	41,613
8,916		Quanex Building Products Corp	150,680
51,307	*	Quanta Services, Inc	1,179,547
8,900		Raven Industries, Inc	291,297
82,931		Raytheon Co	4,601,012
6,288	*	RBC Bearings, Inc	294,530
9,651		Regal-Beloit Corp	621,235
6,999	*,e	Rexnord Corp	135,781
9,274		Robbins & Myers, Inc	425,120
35,559		Rockwell Automation, Inc	2,395,254
37,156		Rockwell Collins, Inc	1,878,979
24,229		Roper Industries, Inc	2,409,574
7,591	*	Rush Enterprises, Inc (Class A)	122,595
2,728		Sauer-Danfoss, Inc	98,726
76	*	Seaboard Corp	167,200
2,590		SeaCube Container Leasing Ltd	45,480
17,017	*	Shaw Group, Inc	662,812
662		SIFCO Industries, Inc	12,744
11,258		Simpson Manufacturing Co, Inc	272,894
14,253		Snap-On, Inc	966,068
29,510	*	Spirit Aerosystems Holdings, Inc (Class A)	693,485
12,593		SPX Corp	764,647
2,927		Standex International Corp	125,217
41,123		Stanley Works	2,750,717
3,857	*	Sterling Construction Co, Inc	38,300

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,692		Sun Hydraulics Corp	$105,945
2,809		Sypris Solutions, Inc	17,444
6,904		TAL International Group, Inc	235,772
14,221	*	Taser International, Inc	76,936
9,560	*	Teledyne Technologies, Inc	595,588
4,492		Tennant Co	187,182
29,008	*	Terex Corp	565,656
2,678	e	Textainer Group Holdings Ltd	100,746
69,832		Textron, Inc	1,819,124
3,680	*,e	Thermon Group Holdings	79,046
21,680		Timken Co	784,816
11,447	e	Titan International, Inc	236,609
5,129	*,e	Titan Machinery, Inc	145,869
14,738		Toro Co	554,149
12,545	*	TransDigm Group, Inc	1,547,551
3,662	*,e	Trex Co, Inc	93,308
9,086	*	Trimas Corp	197,530
18,797		Trinity Industries, Inc	526,316
12,246		Triumph Group, Inc	765,742
1,984	e	Twin Disc, Inc	38,847
116,078		Tyco International Ltd	6,377,325
22,623	*	United Rentals, Inc	654,031
223,869		United Technologies Corp	16,664,807
4,571		Universal Forest Products, Inc	145,952
18,542		URS Corp	650,268
19,957	*,e	USG Corp	324,102
5,574		Valmont Industries, Inc	690,507
4,588		Vicor Corp	30,785
14,559		W.W. Grainger, Inc	2,982,119
19,617	*	Wabash National Corp	133,003
7,336		Watsco, Inc	498,408
7,074		Watts Water Technologies, Inc (Class A)	237,969
11,245	*	WESCO International, Inc	626,459
11,834		Westinghouse Air Brake Technologies Corp	937,016
1,448	*	Willis Lease Finance Corp	18,158
17,006		Woodward Governor Co	570,891
46,112		Xylem, Inc	1,105,766

		TOTAL CAPITAL GOODS	302,060,744

COMMERCIAL & PROFESSIONAL SERVICES -1.0%
13,276		ABM Industries, Inc	246,934
12,161	*	Acacia Research (Acacia Technologies)	344,278
26,526	*	ACCO Brands Corp	224,675
4,187		Acorn Energy, Inc	36,343
5,378		Administaff, Inc	141,119
8,642	*	Advisory Board Co	388,804
4,294		American Ecology Corp	83,733
16,778	*	American Reprographics Co	73,320
4,135	*	Asset Acceptance Capital Corp	24,107
2,856		Asta Funding, Inc	26,618
2,244	*	AT Cross Co	21,610
25,164		Avery Dennison Corp	774,800

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,784		Barrett Business Services, Inc	$46,598
11,654		Brink’s Co	270,373
5,927	*	Casella Waste Systems, Inc (Class A)	29,931
9,248	*,e	CBIZ, Inc	48,922
2,986		CDI Corp	48,254
1,822	e	Ceco Environmental Corp	14,576
34,316	*,e	Cenveo, Inc	64,857
27,817		Cintas Corp	1,102,388
11,802	*	Clean Harbors, Inc	714,493
2,110	*	Consolidated Graphics, Inc	50,028
27,475	*,e	Coolbrands International, Inc	55,225
26,495	*	Copart, Inc	629,521
8,113		Corporate Executive Board Co	374,253
25,211		Corrections Corp of America	783,558
2,406		Courier Corp	26,755
26,670		Covanta Holding Corp	458,191
2,534	*	CRA International, Inc	39,252
12,076		Deluxe Corp	341,992
7,126	*	Dolan Media Co	34,775
11,735		Dun & Bradstreet Corp	941,030
5,442	*	Encore Capital Group, Inc	152,376
37,189	*,e	EnergySolutions, Inc	61,734
5,456	*,e	EnerNOC, Inc	34,591
6,102		Ennis, Inc	87,503
29,855		Equifax, Inc	1,398,407
3,281	*	Exponent, Inc	169,595
3,128	*	Franklin Covey Co	32,562
9,902	*	FTI Consulting, Inc	252,798
4,387		G & K Services, Inc (Class A)	138,234
15,267	*	Geo Group, Inc	352,973
3,480	*	GP Strategies Corp	59,543
16,679		Healthcare Services Group	361,601
4,166		Heidrick & Struggles International, Inc	55,741
1,805	*,e	Heritage-Crystal Clean, Inc	31,551
14,327		Herman Miller, Inc	262,184
5,875	*	Hill International, Inc	22,854
11,311		HNI Corp	300,533
7,682	*	Hudson Highland Group, Inc	34,953
5,199	*	Huron Consulting Group, Inc	175,102
4,608	*	ICF International, Inc	113,219
35,425	*,e	ICO Global Communications Holdings Ltd	39,322
12,346	*	IHS, Inc (Class A)	1,361,392
7,757	*,e	Innerworkings, Inc	93,006
14,444		Interface, Inc	191,527
2,152		Intersections, Inc	30,644
37,096		Iron Mountain, Inc	1,194,862
6,759	*	KAR Auction Services, Inc	108,212
6,249		Kelly Services, Inc (Class A)	74,113
7,906	*	Kforce, Inc	91,472
7,420		Kimball International, Inc (Class B)	69,377
11,224		Knoll, Inc	153,657
11,051	*	Korn/Ferry International	145,431

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,995		Manpower, Inc	$711,422
5,691		McGrath RentCorp	151,438
19,954	*	Metalico, Inc	38,711
6,372		Mine Safety Appliances Co	218,687
3,870	*	Mistras Group, Inc	86,998
8,620	*	Mobile Mini, Inc	123,438
3,388		Multi-Color Corp	65,863
12,111	*	Navigant Consulting, Inc	140,851
29,879	*	Nielsen Holdings NV	851,552
2,057		NL Industries, Inc	24,273
17,076	*,e	Odyssey Marine Exploration, Inc	64,206
10,618	*	On Assignment, Inc	165,535
44,046	e	Pitney Bowes, Inc	588,455
4,204	*	Portfolio Recovery Associates, Inc	355,995
5,922	e	Quad	91,140
44,148	e	R.R. Donnelley & Sons Co	535,074
74,417		Republic Services, Inc	2,152,884
10,867		Resources Connection, Inc	122,688
36,204		Robert Half International, Inc	977,870
17,807		Rollins, Inc	419,889
5,309	*	RPX Corp	66,628
2,764		Schawk, Inc (Class A)	31,454
3,701	*	Standard Parking Corp	78,498
18,713		Steelcase, Inc (Class A)	160,370
21,136	*	Stericycle, Inc	1,962,478
9,813	*	SYKES Enterprises, Inc	145,134
4,565	*	Team, Inc	142,154
16,726	*	Tetra Tech, Inc	430,025
3,021	*	TMS International Corp	29,545
14,912		Towers Watson & Co	874,291
4,150	*	TRC Cos, Inc	27,266
10,418	*	TrueBlue, Inc	158,562
4,145		Unifirst Corp	259,560
10,786		United Stationers, Inc	271,915
36,096	*	Verisk Analytics, Inc	1,813,823
4,776		Viad Corp	82,768
962		VSE Corp	22,088
1,490	*	WageWorks, Inc	21,143
30,313		Waste Connections, Inc	932,731
115,203		Waste Management, Inc	3,962,982

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,472,766

CONSUMER DURABLES & APPAREL - 1.3%
9,498	e	American Greetings Corp (Class A)	126,228
4,122	*	Arctic Cat, Inc	181,368
2,839		Bassett Furniture Industries, Inc	34,778
38,595	*,e	Beazer Homes USA, Inc	89,540
2,448		Blyth, Inc	83,917
23,948		Brunswick Corp	526,617
18,575	e	Callaway Golf Co	101,977
11,865	*	Carter’s, Inc	601,200
1,594	*	Cavco Industries, Inc	76,289

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,546		Cherokee, Inc	$34,116
5,236	*	Clarus Corp	51,522
71,673		Coach, Inc	3,535,628
2,991	e	Columbia Sportswear Co	151,315
22,117	*	CROCS, Inc	339,496
1,902		CSS Industries, Inc	35,643
2,217		Culp, Inc	22,170
9,428	*,e	Deckers Outdoor Corp	393,242
1,652	*	Delta Apparel, Inc	23,128
66,223		DR Horton, Inc	1,167,511
5,682	e	Ethan Allen Interiors, Inc	117,220
29,902	*,e	Fifth & Pacific Cos, Inc	331,314
1,113		Flexsteel Industries, Inc	23,807
13,398	*	Fossil, Inc	960,503
26,746	*,e	Garmin Ltd	1,032,663
3,878	*	G-III Apparel Group Ltd	95,282
23,837	*	Hanesbrands, Inc	715,587
17,514		Harman International Industries, Inc	706,690
28,631	e	Hasbro, Inc	1,025,562
7,729	*	Helen of Troy Ltd	235,425
2,525	*,e	Hooker Furniture Corp	29,770
36,246	*,e	Hovnanian Enterprises, Inc (Class A)	84,091
17,504	*	Iconix Brand Group, Inc	310,346
6,765	*,e	iRobot Corp	153,971
5,580	e	Jakks Pacific, Inc	89,392
18,811		Jarden Corp	850,257
1,307	*	Johnson Outdoors, Inc	27,356
20,719		Jones Apparel Group, Inc	219,000
23,479	e	KB Home	216,946
1,771	*	Kenneth Cole Productions, Inc (Class A)	26,636
6,147	*,e	K-Swiss, Inc (Class A)	19,117
12,201	*	La-Z-Boy, Inc	145,924
12,292	*	Leapfrog Enterprises, Inc	141,235
34,964		Leggett & Platt, Inc	810,466
39,756	e	Lennar Corp (Class A)	1,161,273
4,653	*	Libbey, Inc	67,562
2,169		Lifetime Brands, Inc	27,937
4,392	*	M/I Homes, Inc	72,863
5,497	*	Maidenform Brands, Inc	115,877
84,665		Mattel, Inc	2,977,667
9,372		MDC Holdings, Inc	298,592
6,583	*	Meritage Homes Corp	231,063
20,393	*	Michael Kors Holdings Ltd	842,027
13,975	*	Mohawk Industries, Inc	928,359
4,061		Movado Group, Inc	95,190
68,602		Newell Rubbermaid, Inc	1,210,825
90,016		Nike, Inc (Class B)	8,402,993
1,247	*	NVR, Inc	965,153
3,443		Oxford Industries, Inc	148,875
3,041	*	Perry Ellis International, Inc	57,323
17,564		Phillips-Van Heusen Corp	1,395,109
15,936		Polaris Industries, Inc	1,197,749

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,292		Pool Corp	$416,223
87,696	*	Pulte Homes, Inc	990,965
41,434	*	Quiksilver, Inc	119,744
15,397		Ralph Lauren Corp	2,222,403
1,185		RG Barry Corp	15,784
10,550		Ryland Group, Inc	251,934
8,861	*,e	Sealy Corp	14,798
8,874	*	Skechers U.S.A., Inc (Class A)	176,948
4,022	*,e	Skullcandy, Inc	57,957
17,198	*	Smith & Wesson Holding Corp	173,700
32,930	*,e	Standard-Pacific Corp	186,713
1,543	*	Steinway Musical Instruments, Inc	38,020
9,993	*	Steven Madden Ltd	404,017
5,578	e	Sturm Ruger & Co, Inc	275,721
16,208	*,e	Tempur-Pedic International, Inc	461,766
35,289	*	Toll Brothers, Inc	1,029,380
6,047		True Religion Apparel, Inc	158,673
5,246	*	Tumi Holdings, Inc	94,690
13,711		Tupperware Corp	718,731
19,468	*,e	Under Armour, Inc (Class A)	1,059,838
3,035	*	Unifi, Inc	33,628
3,522	*	Universal Electronics, Inc	44,342
4,664	*,e	Vera Bradley, Inc	106,293
21,556		VF Corp	3,218,311
10,331	*	Warnaco Group, Inc	440,720
1,677		Weyco Group, Inc	39,913
18,764		Whirlpool Corp	1,267,697
11,977		Wolverine World Wide, Inc	532,138
8,963	*,e	Zagg, Inc	99,489

		TOTAL CONSUMER DURABLES & APPAREL	50,791,218

CONSUMER SERVICES - 2.1%
5,804	*	AFC Enterprises	128,210
4,192	*,e	American Public Education, Inc	105,261
7,566		Ameristar Casinos, Inc	127,638
25,300	*	Apollo Group, Inc (Class A)	688,160
3,374	*	Ascent Media Corp (Series A)	167,958
10,579	*	Bally Technologies, Inc	462,408
3,115		Benihana, Inc	50,525
6,884	*,e	BJ’s Restaurants, Inc	272,469
3,211	*,e	Bluegreen Corp	15,381
7,108		Bob Evans Farms, Inc	273,800
15,036	*,e	Boyd Gaming Corp	85,705
4,516	*	Bravo Brio Restaurant Group, Inc	81,604
4,220	*,e	Bridgepoint Education, Inc	38,402
20,068		Brinker International, Inc	650,404
4,555	*	Buffalo Wild Wings, Inc	330,647
8,600	*,e	Caesars Entertainment Corp	72,068
3,393	*	Capella Education Co	89,982
14,486	*	Career Education Corp	68,229
5,167	*,e	Caribou Coffee Co, Inc	58,749
103,543		Carnival Corp	3,445,911

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,099		Carriage Services, Inc	$33,120
2,952	*	Carrols Restaurant Group, Inc	15,970
4,697		CBRL Group, Inc	294,314
4,662		CEC Entertainment, Inc	160,653
13,585	*	Cheesecake Factory	455,369
7,917	*	Chipotle Mexican Grill, Inc (Class A)	2,314,377
8,134		Choice Hotels International, Inc	326,011
3,166		Churchill Downs, Inc	175,206
7,680	*,e	Coinstar, Inc	364,723
1,244	e	Collectors Universe	18,150
18,354	*,e	Corinthian Colleges, Inc	37,075
32,121		Darden Restaurants, Inc	1,643,953
23,191	*	Denny’s Corp	101,113
16,214		DeVry, Inc	318,281
3,644	*	DineEquity, Inc	194,225
14,272		Domino’s Pizza, Inc	487,246
19,827	e	Dunkin Brands Group, Inc	600,362
7,669	*,e	Education Management Corp	28,835
1,390		Einstein Noah Restaurant Group, Inc	23,630
2,952	*	Fiesta Restaurant Group, Inc	45,431
781		Frisch’s Restaurants, Inc	25,390
8,410	*	Gaylord Entertainment Co	309,068
9,762	*	Grand Canyon Education, Inc	162,440
72,629		H&R Block, Inc	1,171,505
14,707		Hillenbrand, Inc	254,284
11,125	*	Hyatt Hotels Corp	395,494
1,564	*	Ignite Restaurant Group, Inc	21,380
72,425		International Game Technology	819,851
6,901		International Speedway Corp (Class A)	176,942
9,424		Interval Leisure Group, Inc	172,836
4,780	*	Isle of Capri Casinos, Inc	28,059
6,180	*,e	ITT Educational Services, Inc	239,908
10,887	*	Jack in the Box, Inc	293,840
15,452	*	Jamba, Inc	42,338
6,107	*,e	K12, Inc	110,415
13,779	*	Krispy Kreme Doughnuts, Inc	84,052
97,801		Las Vegas Sands Corp	3,561,912
10,529	*,e	Life Time Fitness, Inc	478,122
5,294		Lincoln Educational Services Corp	23,082
4,408	*	Luby’s, Inc	29,225
2,781		Mac-Gray Corp	38,461
4,779		Marcus Corp	62,700
62,935		Marriott International, Inc (Class A)	2,292,093
6,125	*	Marriott Vacations Worldwide Corp	189,998
6,919		Matthews International Corp (Class A)	200,651
252,843		McDonald’s Corp	22,594,049
98,538	*	MGM Mirage	938,082
1,611	*	Monarch Casino & Resort, Inc	12,034
5,278	*	Morgans Hotel Group Co	26,179
5,544	*	MTR Gaming Group, Inc	19,958
6,302	*	Multimedia Games, Inc	89,173
649	*,e	Nathan’s Famous, Inc	19,658

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,408	*	Orient-Express Hotels Ltd (Class A)	$204,361
7,131	*	Panera Bread Co (Class A)	1,123,061
4,628	*	Papa John’s International, Inc	236,074
3,880	*,e	Peet’s Coffee & Tea, Inc	292,552
15,926	*	Penn National Gaming, Inc	619,840
14,581	*	Pinnacle Entertainment, Inc	158,204
6,828	*,e	Premier Exhibitions, Inc	14,953
3,432	*	Red Lion Hotels Corp	25,671
3,652	*	Red Robin Gourmet Burgers, Inc	109,012
13,593		Regis Corp	229,994
36,484		Royal Caribbean Cruises Ltd	911,370
15,302	*	Ruby Tuesday, Inc	98,086
8,255	*	Ruth’s Chris Steak House, Inc	55,474
13,649	*	Scientific Games Corp (Class A)	115,471
53,318		Service Corp International	685,136
12,671	*	Shuffle Master, Inc	185,123
9,770		Six Flags Entertainment Corp	562,850
14,508	*	Sonic Corp	143,629
16,671		Sotheby’s (Class A)	489,294
2,767		Speedway Motorsports, Inc	44,023
188,635		Starbucks Corp	8,541,393
49,308		Starwood Hotels & Resorts Worldwide, Inc	2,670,028
282	*	Steak N Shake Co	105,962
3,516	*	Steiner Leisure Ltd	146,617
18,477	e	Stewart Enterprises, Inc (Class A)	126,198
2,872	e	Strayer Education, Inc	208,680
14,796		Texas Roadhouse, Inc (Class A)	256,119
4,804	*	Town Sports International Holdings, Inc	62,068
5,013		Universal Technical Institute, Inc	57,599
8,826		Vail Resorts, Inc	438,123
6,465	e	Weight Watchers International, Inc	327,129
70,508		Wendy’s	323,632
13,496	*	WMS Industries, Inc	247,922
36,395		Wyndham Worldwide Corp	1,894,360
19,887		Wynn Resorts Ltd	1,864,406
113,059		Yum! Brands, Inc	7,330,746

		TOTAL CONSUMER SERVICES	80,639,894

DIVERSIFIED FINANCIALS - 5.0%
12,710	*	Affiliated Managers Group, Inc	1,418,309
82,810	*	American Capital Ltd	824,788
249,071		American Express Co	14,373,888
54,892		Ameriprise Financial, Inc	2,839,014
49,876		Apollo Investment Corp	383,048
53,120		Ares Capital Corp	883,386
7,356	e	Artio Global Investors, Inc	23,760
2,663,007		Bank of America Corp	19,546,471
296,713		Bank of New York Mellon Corp	6,314,052
24,421		BGC Partners, Inc (Class A)	121,372
17,125	e	BlackRock Kelso Capital Corp	161,831
31,687		BlackRock, Inc	5,395,028
4,446		Calamos Asset Management, Inc (Class A)	46,994

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

144,470		Capital One Financial Corp	$8,161,110
679		Capital Southwest Corp	70,888
6,917		Cash America International, Inc	265,059
21,492		CBOE Holdings, Inc	612,522
267,616		Charles Schwab Corp	3,379,990
726,527		Citigroup, Inc	19,710,678
82,590		CME Group, Inc	4,303,765
4,188	e	Cohen & Steers, Inc	138,204
17,302	*	Cowen Group, Inc	43,255
2,023	*	Credit Acceptance Corp	193,925
1,981	*,e	Deerfield Capital Corp	14,521
598		Diamond Hill Investment Group, Inc	44,677
132,056		Discover Financial Services	4,748,734
10,193	*	Dollar Financial Corp	195,400
7,122		Duff & Phelps Corp	104,978
70,033	*	E*Trade Financial Corp	534,352
28,739	e	Eaton Vance Corp	762,446
3,460		Epoch Holding Corp	72,937
7,043		Evercore Partners, Inc (Class A)	163,186
11,824	*	Ezcorp, Inc (Class A)	266,040
7,188	*	FBR Capital Markets Corp	20,917
22,497	e	Federated Investors, Inc (Class B)	452,415
2,281		Fidus Investment Corp	34,854
22,123	e	Fifth Street Finance Corp	223,664
11,358	*,e	Financial Engines, Inc	213,190
7,348	*	First Cash Financial Services, Inc	294,655
11,052	*,e	First Marblehead Corp	11,826
34,877		Franklin Resources, Inc	4,009,110
2,085	e	Friedman Billings Ramsey Group, Inc (Class A)	46,621
3,700	*	FX Alliance, Inc	81,770
4,070		FXCM, Inc	42,735
3,472	e	Gain Capital Holdings, Inc	16,666
1,584		GAMCO Investors, Inc (Class A)	70,789
16,578		GFI Group, Inc	52,718
4,932		Gladstone Capital Corp	40,196
5,434		Gladstone Investment Corp	39,233
122,563		Goldman Sachs Group, Inc	12,366,606
3,408	e	Golub Capital BDC, Inc	52,415
5,866	*,e	Green Dot Corp	61,241
7,003	e	Greenhill & Co, Inc	278,159
4,640	*,e	GSV Capital Corp	47,421
7,261	*	Harris & Harris Group, Inc	27,011
12,278		Hercules Technology Growth Capital, Inc	137,882
7,914	*	HFF, Inc (Class A)	103,357
1,585		Horizon Technology Finance Corp	25,962
9,831		Interactive Brokers Group, Inc (Class A)	136,159
17,981	*	IntercontinentalExchange, Inc	2,359,467
3,106	*	International Assets Holding Corp	59,169
8,688	*	Internet Capital Group, Inc	77,671
111,708		Invesco Ltd	2,472,098
9,712	*	Investment Technology Group, Inc	80,415

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,295		Janus Capital Group, Inc	$320,253
32,972	e	Jefferies Group, Inc	413,469
3,555		JMP Group, Inc	22,148
947,025		JPMorgan Chase & Co	34,092,900
8,489	e	KBW, Inc	136,758
5,349		KCAP Financial, Inc	42,578
23,702	*	Knight Capital Group, Inc (Class A)	244,842
29,673	*,e	Ladenburg Thalmann Financial Services, Inc	42,136
28,427		Lazard Ltd (Class A)	763,265
35,109		Legg Mason, Inc	860,873
49,094		Leucadia National Corp	1,064,358
11,720	*	LPL Financial Holdings, Inc	328,394
5,380		Main Street Capital Corp	131,864
2,900		Manning & Napier, Inc	39,556
8,951		MarketAxess Holdings, Inc	270,499
2,025		Marlin Business Services Corp	31,104
18,072		MCG Capital Corp	79,155
3,440		Medallion Financial Corp	38,115
4,107		Medley Capital Corp	50,927
2,303		MicroFinancial, Inc	22,224
48,331		Moody’s Corp	1,958,855
384,238		Morgan Stanley	5,248,690
30,020	*	MSCI, Inc (Class A)	995,163
5,622		MVC Capital, Inc	71,456
28,577		Nasdaq Stock Market, Inc	648,698
6,046		Nelnet, Inc (Class A)	142,141
6,980	*,e	Netspend Holdings, Inc	61,424
1,703	e	New Mountain Finance Corp	24,200
6,395	*	NewStar Financial, Inc	76,228
5,067		NGP Capital Resources Co	36,989
2,274	e	Nicholas Financial, Inc	30,062
53,563		Northern Trust Corp	2,431,760
63,256		NYSE Euronext	1,611,763
2,422		Oppenheimer Holdings, Inc	33,690
14,013		PennantPark Investment Corp	146,296
13,275	*,e	PHH Corp	215,188
5,313	*	Pico Holdings, Inc	128,096
3,717	*	Piper Jaffray Cos	79,209
30,132	e	Prospect Capital Corp	333,863
2,515		Pzena Investment Management, Inc (Class A)	9,683
27,909		Raymond James Financial, Inc	938,301
1,288	*,e	Regional Management Corp	19,436
2,925		Resource America, Inc (Class A)	17,755
4,852	*	Safeguard Scientifics, Inc	75,060
4,746	e	Sanders Morris Harris Group, Inc	41,148
34,209		SEI Investments Co	724,547
119,785		SLM Corp	1,915,362
10,995		Solar Capital Ltd	250,356
1,810		Solar Senior Capital Ltd	30,824
121,635		State Street Corp	4,911,620
13,226	*	Stifel Financial Corp	398,103

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,844	*	SWS Group, Inc	$39,216
63,964		T Rowe Price Group, Inc	3,885,813
1,286		TCP Capital Corp	18,673
57,010		TD Ameritrade Holding Corp	907,599
2,167		THL Credit, Inc	29,905
9,346		TICC Capital Corp	91,030
7,767	e	Triangle Capital Corp	178,097
1,908	*	Virtus Investment Partners, Inc	159,738
21,234		Waddell & Reed Financial, Inc (Class A)	617,697
7,105		Walter Investment Management Corp	160,715
1,456		Westwood Holdings Group, Inc	54,236
14,463	*	WisdomTree Investments, Inc	96,757
3,148	*,e	World Acceptance Corp	224,358

		TOTAL DIVERSIFIED FINANCIALS	189,120,218

ENERGY - 10.1%
34,508	*,e	Abraxas Petroleum Corp	86,615
556		Adams Resources & Energy, Inc	23,107
2,677		Alon USA Energy, Inc	29,233
58,301	*	Alpha Natural Resources, Inc	408,690
13,135	*,e	Amyris Biotechnologies, Inc	50,832
124,457		Anadarko Petroleum Corp	8,642,294
97,326		Apache Corp	8,381,715
2,741	e	APCO Argentina, Inc	45,884
6,984	*,e	Approach Resources, Inc	184,378
56,342	e	Arch Coal, Inc	406,226
17,310	*,e	ATP Oil & Gas Corp	25,100
14,198	*	Atwood Oceanics, Inc	632,237
109,395		Baker Hughes, Inc	5,067,176
10,425	*,e	Basic Energy Services, Inc	112,799
12,862		Berry Petroleum Co (Class A)	489,013
11,134	*	Bill Barrett Corp	234,482
2,076		Bolt Technology Corp	30,206
2,400	*	Bonanza Creek Energy, Inc	42,072
38,975	*,e	BPZ Energy, Inc	88,863
8,795		Bristow Group, Inc	402,547
12,450	*,e	C&J Energy Services, Inc	233,811
51,516		Cabot Oil & Gas Corp	2,173,460
38,469	*,e	Cal Dive International, Inc	62,320
17,470	*	Callon Petroleum Co	86,826
59,679	*	Cameron International Corp	3,000,063
4,782	e	CARBO Ceramics, Inc	306,909
9,185	*	Carrizo Oil & Gas, Inc	231,554
1,576	*,e	Ceres, Inc	13,664
53,173	*	Cheniere Energy, Inc	724,748
162,495	e	Chesapeake Energy Corp	3,058,156
490,278		Chevron Corp	53,724,663
21,038		Cimarex Energy Co	1,192,644
1,478	*,e	Clayton Williams Energy, Inc	61,012
16,227	*,e	Clean Energy Fuels Corp	228,963
14,385	*	Cloud Peak Energy, Inc	238,072
45,048	*	Cobalt International Energy, Inc	1,130,705

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,634	*,e	Comstock Resources, Inc	$204,418
25,921	*	Concho Resources, Inc	2,209,765
314,812		ConocoPhillips	17,138,365
56,459		Consol Energy, Inc	1,636,182
3,664	*	Contango Oil & Gas Co	217,092
10,367	*	Continental Resources, Inc	663,384
1,784	*,e	CREDO Petroleum Corp	25,743
3,146	*	Crimson Exploration, Inc	13,842
9,544		Crosstex Energy, Inc	128,749
4,100	*	CVR Energy, Inc	117,096
20,829	*	CVR Energy, Inc (Contingent value right)	0
1,859	*	Dawson Geophysical Co	42,831
3,358		Delek US Holdings, Inc	66,287
96,049	*	Denbury Resources, Inc	1,452,261
101,030	*	Devon Energy Corp	5,972,894
16,786	e	Diamond Offshore Drilling, Inc	1,098,140
18,793	*	Dresser-Rand Group, Inc	874,062
10,011	*	Dril-Quip, Inc	733,906
14,836	*,e	Endeavour International Corp	127,145
17,696		Energen Corp	906,212
7,550	*	Energy Partners Ltd	127,595
19,170		Energy XXI Bermuda Ltd	597,721
67,151		EOG Resources, Inc	6,581,470
31,643		Equitable Resources, Inc	1,784,665
3,762	*	Evolution Petroleum Corp	31,413
30,183	e	EXCO Resources, Inc	212,488
16,595	*,e	Exterran Holdings, Inc	245,108
1,161,571	d	Exxon Mobil Corp	100,882,441
59,576	*	FMC Technologies, Inc	2,688,069
3,740	*	Forbes Energy Services Ltd	16,493
30,231	*,e	Forest Oil Corp	207,082
4,612	*,e	Forum Energy Technologies, Inc	96,114
22,757	e	Frontline Ltd	84,201
13,849	*	FX Energy, Inc	93,204
5,629	*	GasLog Ltd	55,783
16,732	*	Gastar Exploration Ltd	32,627
4,918	*	Georesources, Inc	164,556
12,033	*,e	Gevo, Inc	46,688
7,672	*	Global Geophysical Services, Inc	45,035
10,793	e	Golar LNG Ltd	417,257
8,128	*,e	Goodrich Petroleum Corp	94,285
11,920	*,e	Green Plains Renewable Energy, Inc	52,925
4,209		Gulf Island Fabrication, Inc	117,052
6,574	*	Gulfmark Offshore, Inc	236,335
13,582	*	Gulfport Energy Corp	279,789
17,140	*,e	Halcon Resources Corp	113,124
226,291		Halliburton Co	7,497,021
16,817	*,e	Harvest Natural Resources, Inc	132,518
32,637	*,e	Heckmann Corp	100,522
25,000	*	Helix Energy Solutions Group, Inc	447,000
23,984		Helmerich & Payne, Inc	1,115,256
46,332	*	Hercules Offshore, Inc	166,332

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

74,853		Hess Corp	$3,530,067
51,301		Holly Corp	1,918,144
8,814	*	Hornbeck Offshore Services, Inc	373,273
36,002	*	ION Geophysical Corp	239,413
139	*,e	Isramco, Inc	14,872
40,849	*	Key Energy Services, Inc	327,200
121,313		Kinder Morgan, Inc	4,344,219
6,683	*,e	KiOR, Inc (Class A)	51,058
5,151	e	Knightsbridge Tankers Ltd	44,350
68,034	*	Kodiak Oil & Gas Corp	568,084
17,203	*	Kosmos Energy LLC	164,117
4,600	*,e	Laredo Petroleum Holdings, Inc	105,708
8,358		Lufkin Industries, Inc	384,886
44,556	*,e	Magnum Hunter Resources Corp	169,313
173,370		Marathon Oil Corp	4,589,104
83,652		Marathon Petroleum Corp	3,956,740
3,300	*	Matador Resources Co	34,551
6,199	*	Matrix Service Co	64,222
57,947	*	McDermott International, Inc	677,980
25,626	*,e	McMoRan Exploration Co	334,676
5,427	*	Midstates Petroleum Co, Inc	46,238
7,644	*,e	Miller Petroleum, Inc	29,735
2,821	*	Mitcham Industries, Inc	49,847
47,111		Murphy Oil Corp	2,527,976
72,748	*	Nabors Industries Ltd	1,006,832
104,273		National Oilwell Varco, Inc	7,538,938
2,859	*	Natural Gas Services Group, Inc	41,456
33,736	*	Newfield Exploration Co	1,029,960
21,293	*,e	Newpark Resources, Inc	145,431
43,576		Noble Energy, Inc	3,809,850
12,927	e	Nordic American Tanker Shipping	151,246
15,889	*,e	Northern Oil And Gas, Inc	250,411
19,351	*,e	Oasis Petroleum, Inc	506,609
200,083		Occidental Petroleum Corp	17,413,223
26,601		Oceaneering International, Inc	1,375,006
12,884	*	Oil States International, Inc	936,667
10,364	e	Overseas Shipholding Group, Inc	59,282
1,581	*	OYO Geospace Corp	149,847
1,649		Panhandle Oil and Gas, Inc (Class A)	50,624
34,264	*	Parker Drilling Co	158,642
38,947		Patterson-UTI Energy, Inc	602,900
8,822	*	PDC Energy, Inc	231,136
66,843		Peabody Energy Corp	1,395,682
17,057		Penn Virginia Corp	114,282
14,228	*,e	Petroquest Energy, Inc	78,396
3,054	*	PHI, Inc	81,481
155,640		Phillips 66	5,852,064
20,097	*	Pioneer Energy Services Corp	161,580
30,193		Pioneer Natural Resources Co	2,676,006
31,561	*	Plains Exploration & Production Co	1,261,178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,776		Questar Market Resources, Inc	$1,314,593
33,616	*,e	Quicksilver Resources, Inc	151,944
39,825		Range Resources Corp	2,493,045
1,995	*	Renewable Energy Group, Inc	9,875
67,197	*	Rentech, Inc	133,722
10,854	*,e	Resolute Energy Corp	94,104
13,238	*,e	Rex Energy Corp	167,858
1,445	*	Rex Stores Corp	25,504
3,087	*	RigNet, Inc	57,665
12,939	*	Rosetta Resources, Inc	539,815
31,551	*	Rowan Cos PLC	1,108,387
15,298	e	RPC, Inc	205,758
2,400	*,e	Sanchez Energy Corp	39,936
120,135	*,e	SandRidge Energy, Inc	819,321
4,330	*,e	Saratoga Resources, Inc	25,937
331,741		Schlumberger Ltd	23,639,865
9,436	*	Scorpio Tankers, Inc	56,710
5,353		SEACOR Holdings, Inc	454,737
10,284	*	SemGroup Corp	346,674
10,583	e	Ship Finance International Ltd	153,242
7,988	*	Solazyme, Inc	109,675
87,254	*	Southwestern Energy Co	2,901,196
160,235		Spectra Energy Corp	4,917,612
15,763		St. Mary Land & Exploration Co	742,280
12,113	*	Stone Energy Corp	318,087
26,091		Sunoco, Inc	1,257,325
39,345	*	Superior Energy Services	852,606
10,009	*	Swift Energy Co	187,068
9,039	*	Synergy Resources Corp	26,575
7,223		Targa Resources Investments, Inc	318,173
8,896		Teekay Corp	273,374
18,085	e	Teekay Tankers Ltd (Class A)	70,351
7,075	*	Tesco Corp	81,999
35,205	*	Tesoro Corp	973,418
18,072	*	Tetra Technologies, Inc	125,239
3,525	*	TGC Industries, Inc	24,605
12,087		Tidewater, Inc	587,066
14,708	*,e	Triangle Petroleum Corp	82,218
37,503	*,e	Ultra Petroleum Corp	891,071
3,552	*	Union Drilling, Inc	12,716
11,891	*	Unit Corp	472,786
26,574	*,e	Uranerz Energy Corp	40,924
30,181	*,e	Uranium Energy Corp	60,362
13,986	*	Vaalco Energy, Inc	102,517
135,824		Valero Energy Corp	3,735,160
50,564	*	Vantage Drilling Co	79,385
7,832	*	Venoco, Inc	72,603
33,965	*,e	Voyager Oil & Gas, Inc	38,380
8,240		W&T Offshore, Inc	152,358
29,243	*	Warren Resources, Inc	67,844
14,414	e	Western Refining, Inc	339,161
2,319	*,e	Westmoreland Coal Co	17,068

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,848	*	Whiting Petroleum Corp	$1,165,459
22,225	*	Willbros Group, Inc	152,241
151,797		Williams Cos, Inc	4,825,627
17,720		World Fuel Services Corp	717,483
48,750	*	WPX Energy, Inc	777,563
6,345	*,e	ZaZa Energy Corp	23,984

		TOTAL ENERGY	381,298,335

FOOD & STAPLES RETAILING - 2.1%
4,356		Andersons, Inc	165,397
159		Arden Group, Inc (Class A)	13,804
9,355		Casey’s General Stores, Inc	555,968
2,420	*	Chefs’ Warehouse Holdings, Inc	39,083
107,636		Costco Wholesale Corp	10,352,430
318,803		CVS Corp	14,425,836
6,759	*	Fresh Market, Inc	398,038
10,725		Harris Teeter Supermarkets, Inc	443,372
2,951		Ingles Markets, Inc (Class A)	48,278
139,802		Kroger Co	3,099,410
4,647		Nash Finch Co	89,037
5,392	*	Pantry, Inc	76,728
4,523	e	Pricesmart, Inc	325,746
160,577	*	Rite Aid Corp	186,269
4,600	e	Roundy’s, Inc	44,160
59,173	e	Safeway, Inc	920,140
5,292		Spartan Stores, Inc	91,022
50,318	e	Supervalu, Inc	124,285
2,694	*	Susser Holdings Corp	97,280
145,745		Sysco Corp	4,283,446
11,959	*	United Natural Foods, Inc	649,374
2,062		Village Super Market (Class A)	73,015
214,841		Walgreen Co	7,811,619
420,550		Wal-Mart Stores, Inc	31,301,538
2,713		Weis Markets, Inc	118,097
45,649		Whole Foods Market, Inc	4,189,665

		TOTAL FOOD & STAPLES RETAILING	79,923,037

FOOD, BEVERAGE & TOBACCO - 5.6%
445		Alico, Inc	13,007
20,433	*,e	Alliance One International, Inc	66,612
505,960		Altria Group, Inc	18,199,381
1,199	*,e	Annie’s, Inc	48,859
163,891		Archer Daniels Midland Co	4,275,916
12,040		B&G Foods, Inc (Class A)	337,120
39,194		Beam, Inc	2,464,519
1,929	*,e	Boston Beer Co, Inc (Class A)	207,792
24,799		Brown-Forman Corp (Class B)	2,320,194
35,848		Bunge Ltd	2,357,723
2,771	e	Calavo Growers, Inc	74,762
3,425	e	Cal-Maine Foods, Inc	129,225
43,285		Campbell Soup Co	1,433,166
25,963	*,e	Central European Distribution Corp	84,639

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,702	*	Chiquita Brands International, Inc	$55,436
1,302		Coca-Cola Bottling Co Consolidated	87,455
482,814		Coca-Cola Co	39,011,371
74,753		Coca-Cola Enterprises, Inc	2,191,758
101,311		ConAgra Foods, Inc	2,501,369
38,670	*	Constellation Brands, Inc (Class A)	1,090,881
2,434	*	Craft Brewers Alliance, Inc	20,786
29,284	*	Darling International, Inc	483,772
46,174	*	Dean Foods Co	571,172
5,172	e	Diamond Foods, Inc	84,148
8,435	*,e	Dole Food Co, Inc	99,280
51,997		Dr Pepper Snapple Group, Inc	2,370,023
797	*	Farmer Bros Co	6,217
27,502		Flowers Foods, Inc	587,718
8,573		Fresh Del Monte Produce, Inc	210,039
160,441		General Mills, Inc	6,209,066
33,850	*,e	Green Mountain Coffee Roasters, Inc	618,101
406		Griffin Land & Nurseries, Inc (Class A)	11,693
78,537		H.J. Heinz Co	4,336,027
9,168	*	Hain Celestial Group, Inc	510,566
37,358		Hershey Co	2,680,063
29,714		Hillshire Brands Co	760,976
32,969	e	Hormel Foods Corp	920,165
18,855		Ingredion, Inc	978,952
3,445	*	Inventure Foods, Inc	26,389
4,535		J&J Snack Foods Corp	262,078
27,853		J.M. Smucker Co	2,139,110
1,859	*	John B. Sanfilippo & Son, Inc	31,529
60,147		Kellogg Co	2,869,012
440,503		Kraft Foods, Inc (Class A)	17,492,373
4,549		Lancaster Colony Corp	315,200
11,073		Lance, Inc	259,440
1,823	e	Limoneira Co	32,632
32,044		Lorillard, Inc	4,122,140
32,964		McCormick & Co, Inc	2,006,848
49,951		Mead Johnson Nutrition Co	3,644,425
31,480		Molson Coors Brewing Co (Class B)	1,332,234
35,846	*	Monster Beverage Corp	2,382,684
2,418		National Beverage Corp	35,061
4,544	*	Omega Protein Corp	37,852
388,787		PepsiCo, Inc	28,276,479
423,827		Philip Morris International, Inc	38,754,742
14,402	*,e	Pilgrim’s Pride Corp	66,969
6,727	*	Post Holdings, Inc	199,119
13,454	*	Ralcorp Holdings, Inc	802,800
81,927		Reynolds American, Inc	3,790,762
5,194	e	Sanderson Farms, Inc	191,295
2,160	*	Seneca Foods Corp	53,309
13,955	*	Smart Balance, Inc	132,852
39,135	*	Smithfield Foods, Inc	723,998
32,972	*,e	Star Scientific, Inc	124,634
4,054	*,e	Synutra International, Inc	23,027

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,638	e	Tootsie Roll Industries, Inc	$138,018
8,827	*	TreeHouse Foods, Inc	494,224
71,415		Tyson Foods, Inc (Class A)	1,071,939
5,684	e	Universal Corp	258,849
12,894	e	Vector Group Ltd	219,069
3,017	*	Westway Group, Inc	17,861

		TOTAL FOOD, BEVERAGE & TOBACCO	210,738,902

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
5,274	*	Abaxis, Inc	188,229
8,234	*,e	Abiomed, Inc	185,677
5,609	*	Acadia Healthcare Co, Inc	90,529
13,471	*,e	Accretive Health, Inc	182,936
16,044	*	Accuray, Inc	101,238
86,670		Aetna, Inc	3,125,320
3,155	*	Air Methods Corp	343,990
17,590	*	Align Technology, Inc	597,356
47,205	*	Allscripts Healthcare Solutions, Inc	434,286
1,924	*	Almost Family, Inc	42,347
13,199	*	Alphatec Holdings, Inc	23,230
6,919	*,e	Amedisys, Inc	84,343
11,896	*	Amerigroup Corp	1,069,212
62,990		AmerisourceBergen Corp	2,500,703
9,291	*	AMN Healthcare Services, Inc	54,259
7,330	*	Amsurg Corp	216,528
3,878		Analogic Corp	248,270
5,847	*	Angiodynamics, Inc	64,375
2,859	*	Anika Therapeutics, Inc	34,737
20,602	*,e	Antares Pharma, Inc	99,508
6,405	*	Arthrocare Corp	189,460
4,582		Assisted Living Concepts, Inc (A Shares)	64,194
8,787	*,e	athenahealth, Inc	804,011
3,290	*	AtriCure, Inc	27,537
455		Atrion Corp	93,730
20,883		Bard (C.R.), Inc	2,031,081
136,937		Baxter International, Inc	8,012,183
50,404		Becton Dickinson & Co	3,816,087
5,760	*,e	Bio-Reference Labs, Inc	142,560
9,543	*	BioScrip, Inc	60,693
350,854	*	Boston Scientific Corp	1,813,915
22,963	*	Brookdale Senior Living, Inc	377,971
5,139		Cantel Medical Corp	134,231
6,458	*	Capital Senior Living Corp	72,588
86,106		Cardinal Health, Inc	3,710,308
3,395	*,e	Cardiovascular Systems, Inc	31,098
54,911	*	CareFusion Corp	1,340,378
25,097	*	Catamaran Corp	2,120,947
12,668	*	Centene Corp	481,891
36,028	*	Cerner Corp	2,663,189
11,153	*,e	Cerus Corp	33,682
5,000	e	Chemed Corp	313,850
2,663	*,e	Chindex International, Inc	27,828

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

71,796		Cigna Corp	$2,891,943
23,444	*	Community Health Systems, Inc	576,957
2,590		Computer Programs & Systems, Inc	128,205
7,315	*,e	Conceptus, Inc	135,913
6,637		Conmed Corp	182,119
11,545		Cooper Cos, Inc	868,877
1,444	*	Corvel Corp	66,626
35,090		Coventry Health Care, Inc	1,169,550
119,988		Covidien plc	6,704,928
6,512	*	Cross Country Healthcare, Inc	29,695
6,551	*	CryoLife, Inc	36,424
6,648	*	Cyberonics, Inc	287,858
2,264	*	Cynosure, Inc (Class A)	56,691
23,528	*	DaVita, Inc	2,315,626
35,227		Dentsply International, Inc	1,280,149
2,416	*,e	Derma Sciences, Inc	24,184
16,894	*	DexCom, Inc	186,003
28,723	*	Edwards Lifesciences Corp	2,906,768
7,173	*	Emeritus Corp	121,582
13,470	*	Endologix, Inc	158,273
3,820		Ensign Group, Inc	107,151
6,732	*	EnteroMedics, Inc	22,350
4,418	*,e	ePocrates, Inc	33,312
1,989	*	Exactech, Inc	32,918
6,366	*,e	EXamWorks, Inc	83,076
200,177	*	Express Scripts Holding Co	11,598,255
9,872	*	Five Star Quality Care, Inc	35,243
11,241	*	Gen-Probe, Inc	929,518
14,665	*	Gentiva Health Services, Inc	97,669
5,472	*	Greatbatch, Inc	124,926
1,998	*,e	Greenway Medical Technologies	27,353
6,880	*	Haemonetics Corp	494,741
7,866	*	Hanger Orthopedic Group, Inc	202,707
10,149	*,e	Hansen Medical, Inc	17,964
38,042		HCA Holdings, Inc	1,007,352
59,614	*	Health Management Associates, Inc (Class A)	392,260
20,437	*	Health Net, Inc	450,023
23,505	*	Healthsouth Corp	526,512
5,938	*	HealthStream, Inc	165,908
7,960	*	Healthways, Inc	89,232
3,474	*,e	HeartWare International, Inc	310,193
22,063	*	Henry Schein, Inc	1,650,533
14,860		Hill-Rom Holdings, Inc	388,589
21,347	*	HMS Holdings Corp	734,550
64,932	*	Hologic, Inc	1,202,541
40,671		Humana, Inc	2,505,334
4,052	*	ICU Medical, Inc	216,093
14,119	*	Idexx Laboratories, Inc	1,244,872
11,748	*	Insulet Corp	229,791
4,889	*	Integra LifeSciences Holdings Corp	188,031
2,149	*	Integramed America, Inc	29,936
9,867	*	Intuitive Surgical, Inc	4,750,960

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,886		Invacare Corp	$111,114
20,107	*	Inverness Medical Innovations, Inc	379,419
3,842	*	IPC The Hospitalist Co, Inc	165,206
4,166	*	IRIS International, Inc	43,285
12,257	*	Kindred Healthcare, Inc	116,074
24,086	*	Laboratory Corp of America Holdings	2,025,392
2,203		Landauer, Inc	125,483
3,704	*	LHC Group, Inc	66,265
12,324	*	LifePoint Hospitals, Inc	469,791
21,199	e	Lincare Holdings, Inc	877,639
7,008	*	Magellan Health Services, Inc	337,786
9,003	*	MAKO Surgical Corp	114,698
12,318		Masimo Corp	275,923
58,573		McKesson Corp	5,314,328
14,432	*	MedAssets, Inc	190,358
5,498	*	Medidata Solutions, Inc	194,684
257,889		Medtronic, Inc	10,165,983
21,378	*,e	Merge Healthcare, Inc	63,279
9,617	e	Meridian Bioscience, Inc	160,700
9,822	*	Merit Medical Systems, Inc	132,695
9,939	*	Metropolitan Health Networks, Inc	83,786
9,601	*	MModal, Inc	137,486
7,328	*	Molina Healthcare, Inc	178,876
3,080	*	MWI Veterinary Supply, Inc	280,557
2,398	e	National Healthcare Corp	104,721
600		National Research Corp	30,192
6,800	*	Natus Medical, Inc	84,048
5,819	*	Neogen Corp	223,857
22,211	*,e	Neoprobe Corp	84,846
10,633	*	NuVasive, Inc	222,123
12,177	*	NxStage Medical, Inc	183,264
27,752		Omnicare, Inc	871,690
7,762	*	Omnicell, Inc	101,294
10,938	*	OraSure Technologies, Inc	116,052
4,619	*	Orthofix International NV	189,425
15,543	e	Owens & Minor, Inc	438,468
4,450	*	Palomar Medical Technologies, Inc	35,645
22,880		Patterson Cos, Inc	780,208
2,286	*	PDI, Inc	16,413
11,986	*	Pediatrix Medical Group, Inc	792,634
6,906	*	PharMerica Corp	71,063
3,163	*,e	PhotoMedex, Inc	43,934
3,036	*	Providence Service Corp	39,164
13,021	*	PSS World Medical, Inc	272,009
10,139		Quality Systems, Inc	163,846
39,463		Quest Diagnostics, Inc	2,305,823
6,679	*,e	Quidel Corp	104,660
35,033	*	Resmed, Inc	1,105,641
2,475	*,e	Rochester Medical Corp	24,701
5,277	*,e	Rockwell Medical Technologies, Inc	47,599
12,929	*	RTI Biologics, Inc	46,027
10,510	*	Select Medical Holdings Corp	111,932

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,633	*	Sirona Dental Systems, Inc	$589,355
3,613	*	Skilled Healthcare Group, Inc (Class A)	19,619
14,201	*	Solta Medical, Inc	46,437
7,810	*	Spectranetics Corp	92,158
78,157		St. Jude Medical, Inc	2,919,946
8,343	*	Staar Surgical Co	42,883
13,906		STERIS Corp	418,988
77,017		Stryker Corp	4,007,195
10,882	*	Sun Healthcare Group, Inc	90,974
13,533	*,e	Sunrise Senior Living, Inc	90,400
3,567	*	SurModics, Inc	56,858
8,530	*	Symmetry Medical, Inc	66,108
6,974	*	Team Health Holdings, Inc	186,206
10,035		Teleflex, Inc	639,631
109,212	*	Tenet Healthcare Corp	504,559
15,077	*	Thoratec Corp	517,292
3,691	*,e	Tornier BV	80,538
4,631	*	Triple-S Management Corp (Class B)	84,377
18,401	*,e	Unilife Corp	58,147
258,118		UnitedHealth Group, Inc	13,187,248
9,252		Universal American Corp	82,898
21,990		Universal Health Services, Inc (Class B)	859,369
2,760		US Physical Therapy, Inc	70,849
755		Utah Medical Products, Inc	25,564
7,170	*	Vanguard Health Systems, Inc	60,945
27,385	*	Varian Medical Systems, Inc	1,494,673
3,963	*	Vascular Solutions, Inc	52,866
21,421	*	VCA Antech, Inc	389,862
1,617	*,e	Vocera Communications, Inc	43,400
13,089	*	Volcano Corp	346,204
10,587	*	WellCare Health Plans, Inc	686,249
82,392		WellPoint, Inc	4,390,670
8,423		West Pharmaceutical Services, Inc	419,297
9,166	*,e	Wright Medical Group, Inc	170,854
1,317		Young Innovations, Inc	47,531
4,151	*,e	Zeltiq Aesthetics, Inc	21,336
43,835		Zimmer Holdings, Inc	2,583,197

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	154,135,518

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
107,729		Avon Products, Inc	1,668,722
11,103	*	Central Garden and Pet Co (Class A)	126,796
34,132		Church & Dwight Co, Inc	1,966,345
32,366		Clorox Co	2,353,332
118,632		Colgate-Palmolive Co	12,736,331
6,258	*	Elizabeth Arden, Inc	244,125
16,044	*	Energizer Holdings, Inc	1,247,742
57,321		Estee Lauder Cos (Class A)	3,002,474
4,442	e	Female Health Co	27,318
10,294	*	Harbinger Group, Inc	95,322
29,792		Herbalife Ltd	1,635,283
3,774		Inter Parfums, Inc	61,365

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

96,283		Kimberly-Clark Corp	$8,367,956
3,260	*,e	Medifast, Inc	91,606
2,615	e	Nature’s Sunshine Products, Inc	40,428
13,928		Nu Skin Enterprises, Inc (Class A)	710,467
2,156	*	Nutraceutical International Corp	32,146
1,164		Oil-Dri Corp of America	25,527
1,462		Orchids Paper Products Co	24,854
11,805	*	Prestige Brands Holdings, Inc	193,720
681,171		Procter & Gamble Co	43,962,775
2,543	*	Revlon, Inc (Class A)	37,001
2,860		Schiff Nutrition International, Inc	49,993
5,707	*	Spectrum Brands, Inc	210,189
1,594	*,e	USANA Health Sciences, Inc	71,698
4,990		WD-40 Co	239,770

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	79,223,285

INSURANCE - 3.6%
84,210		ACE Ltd	6,189,435
116,188		Aflac, Inc	5,086,711
4,152	*	Alleghany Corp	1,435,803
8,932		Allied World Assurance Co Holdings Ltd	673,741
122,223		Allstate Corp	4,192,249
14,018		American Equity Investment Life Holding Co	163,590
20,952		American Financial Group, Inc	790,100
160,204	*	American International Group, Inc	5,009,579
1,600		American National Insurance Co	112,688
2,448	*	American Safety Insurance Holdings Ltd	43,697
4,309	*	Amerisafe, Inc	107,574
5,649	e	Amtrust Financial Services, Inc	168,284
81,054		Aon plc	3,987,857
33,898	*	Arch Capital Group Ltd	1,315,242
6,434		Argo Group International Holdings Ltd	189,224
28,885		Arthur J. Gallagher & Co	1,024,840
17,543		Aspen Insurance Holdings Ltd	504,186
21,023		Assurant, Inc	761,243
39,514		Assured Guaranty Ltd	473,378
27,537		Axis Capital Holdings Ltd	904,866
1,950		Baldwin & Lyons, Inc (Class B)	45,299
442,427	*	Berkshire Hathaway, Inc (Class B)	37,535,506
29,652		Brown & Brown, Inc	748,416
67,455		Chubb Corp	4,903,304
36,959		Cincinnati Financial Corp	1,398,529
8,883	*,e	Citizens, Inc (Class A)	91,850
6,264		CNA Financial Corp	163,553
52,255		Conseco, Inc	433,194
6,044		Crawford & Co (Class B)	24,418
1,472		Donegal Group, Inc (Class A)	19,725
1,559		Eastern Insurance Holdings, Inc	24,726
5,014	*	eHealth, Inc	92,107
1,078		EMC Insurance Group, Inc	21,797
9,060		Employers Holdings, Inc	161,993
10,638		Endurance Specialty Holdings Ltd	368,819

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,087	*	Enstar Group Ltd	$195,093
6,654		Erie Indemnity Co (Class A)	474,364
12,962		Everest Re Group Ltd	1,318,235
3,011		FBL Financial Group, Inc (Class A)	93,190
55,598		Fidelity National Title Group, Inc (Class A)	1,035,235
26,026		First American Financial Corp	476,796
12,292		Flagstone Reinsurance Holdings Ltd	85,798
1,842	*	Fortegra Financial Corp	14,589
126,801	*	Genworth Financial, Inc (Class A)	639,077
6,571	*	Greenlight Capital Re Ltd (Class A)	154,813
2,830	*	Hallmark Financial Services	23,348
11,091		Hanover Insurance Group, Inc	388,961
107,635		Hartford Financial Services Group, Inc	1,770,596
26,710		HCC Insurance Holdings, Inc	818,394
9,341	*	Hilltop Holdings, Inc	98,174
1,848		Homeowners Choice, Inc	33,504
9,364		Horace Mann Educators Corp	163,308
1,201	e	Independence Holding Co	11,337
2,899		Infinity Property & Casualty Corp	167,591
277		Investors Title Co	14,822
997	e	Kansas City Life Insurance Co	34,626
11,724		Kemper Corp	383,609
70,031		Lincoln National Corp	1,404,122
76,629		Loews Corp	3,033,742
11,850		Maiden Holdings Ltd	100,607
2,400	*	Markel Corp	1,036,944
135,699		Marsh & McLennan Cos, Inc	4,506,564
21,274		Max Capital Group Ltd	495,046
34,859	*,e	MBIA, Inc	332,903
12,504		Meadowbrook Insurance Group, Inc	88,028
6,284		Mercury General Corp	227,606
212,027		Metlife, Inc	6,524,071
14,659		Montpelier Re Holdings Ltd	296,991
10,354	*	National Financial Partners Corp	153,757
1,609		National Interstate Corp	42,140
610		National Western Life Insurance Co (Class A)	86,370
2,726	*	Navigators Group, Inc	132,020
63,569		Old Republic International Corp	512,366
6,282		OneBeacon Insurance Group Ltd (Class A)	79,719
16,055		PartnerRe Ltd	1,163,024
27,285	*	Phoenix Cos, Inc	44,475
8,759		Platinum Underwriters Holdings Ltd	333,017
5,073		Presidential Life Corp	70,464
11,505		Primerica, Inc	314,892
74,708		Principal Financial Group	1,911,778
7,818		ProAssurance Corp	700,258
151,802		Progressive Corp	2,996,571
20,166		Protective Life Corp	562,833
116,326		Prudential Financial, Inc	5,616,219
18,421		Reinsurance Group of America, Inc (Class A)	1,025,497
12,852		RenaissanceRe Holdings Ltd	950,919
5,190		RLI Corp	334,288

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,977		Safety Insurance Group, Inc	$126,165
4,686		SeaBright Insurance Holdings, Inc	39,503
13,497		Selective Insurance Group, Inc	232,958
10,626		Stancorp Financial Group, Inc	316,230
3,426		State Auto Financial Corp	44,435
4,269		Stewart Information Services Corp	72,872
19,152		Symetra Financial Corp	222,738
24,757		Torchmark Corp	1,231,661
8,645		Tower Group, Inc	161,143
95,527		Travelers Cos, Inc	5,984,767
3,168	*	United America Indemnity Ltd	60,889
5,042		United Fire & Casualty Co	98,823
4,395		Universal Insurance Holdings, Inc	14,064
70,188		UnumProvident Corp	1,325,851
24,377		Validus Holdings Ltd	792,984
28,262		W.R. Berkley Corp	1,035,237
1,463		White Mountains Insurance Group Ltd	746,993
75,295		XL Capital Ltd	1,554,842

		TOTAL INSURANCE	136,702,369

MATERIALS - 3.8%
7,232		A. Schulman, Inc	158,092
3,472	*	ADA-ES, Inc	78,676
1,000	*	AEP Industries, Inc	46,980
52,116		Air Products & Chemicals, Inc	4,191,690
16,876		Airgas, Inc	1,338,604
29,048	e	AK Steel Holding Corp	154,535
21,872		Albemarle Corp	1,273,388
261,746		Alcoa, Inc	2,216,989
26,232		Allegheny Technologies, Inc	787,747
22,375	*	Allied Nevada Gold Corp	578,394
6,146		AMCOL International Corp	188,682
7,698		American Vanguard Corp	180,056
16,411		Aptargroup, Inc	820,714
4,902	*,e	Arabian American Development Co	46,569
19,239		Ashland, Inc	1,354,233
8,003		Balchem Corp	266,740
38,978		Ball Corp	1,619,926
25,269		Bemis Co, Inc	777,022
23,750		Boise, Inc	175,750
4,789		Brush Engineered Materials, Inc	94,008
9,383		Buckeye Technologies, Inc	282,616
15,418		Cabot Corp	601,302
13,261	*	Calgon Carbon Corp	183,532
10,919		Carpenter Technology Corp	522,583
3,922	*,e	Castle (A.M.) & Co	28,591
37,831		Celanese Corp (Series A)	1,442,496
14,025	*	Century Aluminum Co	85,693
16,280		CF Industries Holdings, Inc	3,186,973
1,501	e	Chase Corp	23,205
24,208	*	Chemtura	327,292
5,408	*	Clearwater Paper Corp	190,578

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,018		Cleveland-Cliffs, Inc	$1,431,886
21,172	*	Coeur d’Alene Mines Corp	345,315
27,192		Commercial Metals Co	350,505
8,137		Compass Minerals International, Inc	588,631
37,679	*	Crown Holdings, Inc	1,352,676
11,293		Cytec Industries, Inc	695,197
2,532		Deltic Timber Corp	156,503
8,853		Domtar Corp	653,882
293,151		Dow Chemical Co	8,436,886
230,064		Du Pont (E.I.) de Nemours & Co	11,434,182
11,142		Eagle Materials, Inc	387,185
37,496		Eastman Chemical Co	1,960,291
63,822		Ecolab, Inc	4,177,150
28,339	*	Ferro Corp	87,001
14,085	*	Flotek Industries, Inc	137,610
33,672		FMC Corp	1,841,858
233,059		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,847,096
4,378		FutureFuel Corp	42,598
25,635	*,e	General Moly, Inc	76,392
9,748		Georgia Gulf Corp	319,539
10,803		Glatfelter	171,876
14,801		Globe Specialty Metals, Inc	185,457
21,549	*	Gold Reserve, Inc	71,974
6,678	e	Gold Resource Corp	119,737
13,406	*,e	Golden Minerals Co	56,573
72,496	*,e	Golden Star Resources Ltd	85,545
41,620	*	Graphic Packaging Holding Co	233,072
7,966		Greif, Inc (Class A)	344,609
2,109	*	GSE Holding, Inc	21,891
12,235		H.B. Fuller Co	357,507
2,782		Hawkins, Inc	105,827
2,860		Haynes International, Inc	137,823
31,085	*	Headwaters, Inc	194,281
72,641	e	Hecla Mining Co	326,885
10,659	*	Horsehead Holding Corp	96,251
47,997		Huntsman Corp	607,162
5,620		Innophos Holdings, Inc	325,791
5,558	*	Innospec, Inc	172,965
19,802		International Flavors & Fragrances, Inc	1,103,763
106,722		International Paper Co	3,501,548
12,939	*	Intrepid Potash, Inc	301,996
4,742		Kaiser Aluminum Corp	258,629
9,168	*	Kapstone Paper and Packaging Corp	154,114
1,678		KMG Chemicals, Inc	30,003
4,832		Koppers Holdings, Inc	159,166
8,842	*	Kraton Polymers LLC	207,080
5,176	e	Kronos Worldwide, Inc	87,578
6,187	*	Landec Corp	49,434
33,046	*	Louisiana-Pacific Corp	341,035
4,323	*	LSB Industries, Inc	138,898
79,659		LyondellBasell Industries AF S.C.A	3,547,215
11,032	e	Martin Marietta Materials, Inc	828,944

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

58,043	*,e	McEwen Mining, Inc	$173,549
41,785		MeadWestvaco Corp	1,186,693
2,723	*	Metals USA Holdings Corp	44,303
48,541	*,e	Midway Gold Corp	60,191
4,290		Minerals Technologies, Inc	274,303
17,054	*,e	Molycorp, Inc	297,081
131,358		Monsanto Co	11,246,873
72,554		Mosaic Co	4,216,113
8,321		Myers Industries, Inc	136,797
3,503		Neenah Paper, Inc	94,091
2,151		NewMarket Corp	494,472
120,027		Newmont Mining Corp	5,337,600
8,108		Noranda Aluminium Holding Corp	50,513
77,855		Nucor Corp	3,051,916
18,742		Olin Corp	379,338
2,144		Olympic Steel, Inc	33,554
7,284	*	OM Group, Inc	114,359
14,796	*	Omnova Solutions, Inc	107,715
40,551	*	Owens-Illinois, Inc	748,166
24,067		Packaging Corp of America	741,023
42,687	*,e	Paramount Gold and Silver Corp	96,899
21,957		PolyOne Corp	323,427
37,398		PPG Industries, Inc	4,093,585
73,901		Praxair, Inc	7,667,968
3,708		Quaker Chemical Corp	164,153
18,309		Reliance Steel & Aluminum Co	942,547
19,570	*,e	Resolute Forest Products	179,653
5,877	*	Revett Minerals, Inc	18,630
17,533		Rock-Tenn Co (Class A)	1,020,771
17,035		Rockwood Holdings, Inc	753,288
14,485		Royal Gold, Inc	1,096,225
32,226		RPM International, Inc	853,989
7,125	*	RTI International Metals, Inc	159,956
6,238		Schnitzer Steel Industries, Inc (Class A)	179,093
4,709		Schweitzer-Mauduit International, Inc	320,683
10,333	e	Scotts Miracle-Gro Co (Class A)	412,287
48,271		Sealed Air Corp	781,990
12,413		Sensient Technologies Corp	440,041
21,684		Sherwin-Williams Co	2,913,245
29,826		Sigma-Aldrich Corp	2,063,959
12,623		Silgan Holdings, Inc	520,194
24,885		Sonoco Products Co	754,264
39,994		Southern Copper Corp (NY)	1,291,006
11,498	*	Spartech Corp	58,525
52,283		Steel Dynamics, Inc	673,928
2,073		Stepan Co	183,792
29,285	*	Stillwater Mining Co	260,051
16,699	*	SunCoke Energy, Inc	267,184
21,707	*	Tahoe Resources, Inc	330,381
5,357		Texas Industries, Inc	223,762
3,112	*	Texas Petrochemicals, Inc	119,812
20,234		Titanium Metals Corp	235,928

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,601		Tredegar Corp	$82,951
1,316	*	UFP Technologies, Inc	21,543
580	*	United States Lime & Minerals, Inc	26,442
37,012	e	United States Steel Corp	764,298
1,668	*	Universal Stainless & Alloy	56,912
13,368	*,e	US Antimony Corp	37,698
2,800	*	US Silica Holdings Inc	28,980
22,868		Valspar Corp	1,147,974
16,706	*,e	Vista Gold Corp	50,452
31,305		Vulcan Materials Co	1,212,756
16,208		Walter Energy, Inc	555,934
11,542		Wausau Paper Corp	97,992
4,709	e	Westlake Chemical Corp	279,526
1,369	*	WHX Corp	18,331
13,557		Worthington Industries, Inc	294,187
18,149	*	WR Grace & Co	1,017,070
5,140		Zep, Inc	78,436
6,518	*,e	Zoltek Cos, Inc	54,360

		TOTAL MATERIALS	143,886,376

MEDIA - 3.4%
14,015	*	AMC Networks, Inc	607,690
6,367		Arbitron, Inc	223,291
21,773		Belo (A.H.) Corp (Class A)	149,145
49,343		Cablevision Systems Corp (Class A)	756,922
4,304	*	Carmike Cinemas, Inc	59,826
161,525		CBS Corp (Class B)	5,404,627
17,089	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	86,129
11,951	*	Charter Communications, Inc	919,271
28,612		Cinemark Holdings, Inc	668,949
9,598		Clear Channel Outdoor Holdings, Inc (Class A)	48,566
667,195		Comcast Corp (Class A)	21,717,196
9,087	*,e	Crown Media Holdings, Inc (Class A)	17,720
13,405	*,e	Cumulus Media, Inc (Class A)	33,781
248	*,e	Daily Journal Corp	23,510
2,710	*,e	Digital Domain Media Group, Inc	11,490
6,433	*,e	Digital Generation, Inc	68,576
162,805	*	DIRECTV	8,084,896
63,354	*	Discovery Communications, Inc (Class A)	3,207,613
50,107		DISH Network Corp (Class A)	1,541,291
16,769	*,e	DreamWorks Animation SKG, Inc (Class A)	321,965
5,676	*,e	Entercom Communications Corp (Class A)	30,877
11,782	e	Entravision Communications Corp (Class A)	14,610
8,005	*	EW Scripps Co (Class A)	74,366
2,062	*	Fisher Communications, Inc	65,902
56,908		Gannett Co, Inc	802,972
4,516	*	Global Sources Ltd	27,096
10,393		Harte-Hanks, Inc	65,476
108,913		Interpublic Group of Cos, Inc	1,074,971
12,244		John Wiley & Sons, Inc (Class A)	583,427
10,126	*	Journal Communications, Inc (Class A)	56,098
18,950	*,e	Lamar Advertising Co (Class A)	575,133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

64,423	*	Liberty Global, Inc (Class A)	$3,400,246
26,967	*	Liberty Interactive LLC	2,551,078
16,049	*	Lin TV Corp (Class A)	57,616
21,041	*,e	Lions Gate Entertainment Corp	283,001
33,174	*	Live Nation, Inc	295,912
15,574	*	Madison Square Garden, Inc	564,558
6,382	e	Martha Stewart Living Omnimedia, Inc (Class A)	20,742
30,665	*,e	McClatchy Co (Class A)	49,371
69,577		McGraw-Hill Cos, Inc	3,267,336
5,869	e	MDC Partners, Inc	55,227
8,573	e	Meredith Corp	283,252
5,711		Morningstar, Inc	331,638
12,936		National CineMedia, Inc	182,915
32,328	*	New York Times Co (Class A)	250,542
520,735		News Corp (Class A)	11,987,319
2,568	*	Nexstar Broadcasting Group, Inc (Class A)	16,743
67,636		Omnicom Group, Inc	3,393,974
3,367		Outdoor Channel Holdings, Inc	23,367
25,070	*,e	Pandora Media, Inc	247,441
2,338	*,e	ReachLocal, Inc	27,401
3,979	*	Reading International, Inc	19,656
19,142	e	Regal Entertainment Group (Class A)	264,542
2,226	*	Rentrak Corp	41,671
843	*	Saga Communications, Inc	28,578
2,596		Salem Communications	12,694
6,228	e	Scholastic Corp	187,650
20,827		Scripps Networks Interactive (Class A)	1,121,534
11,833		Sinclair Broadcast Group, Inc (Class A)	120,697
950,235	*,e	Sirius XM Radio, Inc	2,052,508
92,070		Thomson Corp	2,606,502
77,725		Time Warner Cable, Inc	6,601,184
238,865		Time Warner, Inc	9,344,398
10,976	*,e	Valassis Communications, Inc	247,509
131,210		Viacom, Inc (Class B)	6,128,819
68,552	e	Virgin Media, Inc	1,876,954
444,492		Walt Disney Co	21,842,336
1,045	e	Washington Post Co (Class B)	353,733
6,397	e	World Wrestling Entertainment, Inc (Class A)	49,577

		TOTAL MEDIA	127,513,603

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
391,151		Abbott Laboratories	25,937,223
11,124	*,e	Achillion Pharmaceuticals, Inc	73,641
9,830	*	Acorda Therapeutics, Inc	236,608
5,323	*	Aegerion Pharmaceuticals, Inc	80,803
8,304	*,e	Affymax, Inc	134,774
16,564	*,e	Affymetrix, Inc	69,403
5,597	*	Agenus, Inc	27,034
86,560		Agilent Technologies, Inc	3,314,382
13,175	*	Akorn, Inc	180,102
47,747	*	Alexion Pharmaceuticals, Inc	5,006,273
30,078	*	Alkermes PLC	559,150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

75,466		Allergan, Inc	$6,193,495
18,482	*	Allos Therapeutics, Inc	32,713
13,025	*,e	Alnylam Pharmaceuticals, Inc	243,437
4,963	*	AMAG Pharmaceuticals, Inc	76,827
193,299		Amgen, Inc	15,966,498
7,347	*,e	Amicus Therapeutics, Inc	36,221
4,644	*,e	Ampio Pharmaceuticals, Inc	14,164
40,571	*	Amylin Pharmaceuticals, Inc	1,249,181
1,843	*,e	Anacor Pharmaceuticals, Inc	10,874
50,755	*,e	Arena Pharmaceuticals, Inc	424,312
40,680	*	Ariad Pharmaceuticals, Inc	778,208
12,513	*	Arqule, Inc	75,704
21,712	*	Array Biopharma, Inc	111,600
23,452	*	Astex Pharmaceuticals	58,161
11,814	*	Auxilium Pharmaceuticals, Inc	318,269
33,558	*,e	AVANIR Pharmaceuticals, Inc	95,976
9,452	*,e	AVEO Pharmaceuticals, Inc	123,821
2,651	*	BG Medicine, Inc	17,709
12,459	*,e	BioCryst Pharmaceuticals, Inc	55,318
4,894	*,e	BioDelivery Sciences International, Inc	23,198
59,708	*	Biogen Idec, Inc	8,707,218
29,975	*	BioMarin Pharmaceuticals, Inc	1,177,718
5,130	*	Bio-Rad Laboratories, Inc (Class A)	493,557
1,162	*	Biospecifics Technologies Corp	20,997
5,788	*,e	Biotime, Inc	22,342
420,117		Bristol-Myers Squibb Co	14,956,165
22,808	*	Bruker BioSciences Corp	269,591
15,281	*,e	Cadence Pharmaceuticals, Inc	64,791
6,895	*	Cambrex Corp	63,641
109,496	*	Celgene Corp	7,496,096
14,655	*,e	Celldex Therapeutics, Inc	75,766
16,144	*	Cepheid, Inc	517,254
12,183	*	Charles River Laboratories International, Inc	414,587
1,449	*,e	ChemoCentryx, Inc	20,996
3,380	*,e	Clovis Oncology, Inc	59,792
5,750	*,e	Codexis, Inc	17,710
9,625	*,e	Corcept Therapeutics, Inc	34,843
2,479	*	Cornerstone Therapeutics, Inc	19,088
3,292	*,e	Coronado Biosciences, Inc	19,554
14,275	*	Covance, Inc	670,069
15,443	*	Cubist Pharmaceuticals, Inc	664,976
2,875	*,e	Cumberland Pharmaceuticals, Inc	17,538
18,447	*,e	Curis, Inc	89,283
11,358	*,e	Cytori Therapeutics, Inc	29,758
37,920	*,e	Dendreon Corp	180,499
12,604	*	Depomed, Inc	69,574
11,152	*,e	Discovery Laboratories, Inc	28,215
5,730	*,e	Dusa Pharmaceuticals, Inc	31,343
23,135	*	Dyax Corp	61,308
44,036	*,e	Dynavax Technologies Corp	169,979
254,840		Eli Lilly & Co	11,220,605
5,722	*	Emergent Biosolutions, Inc	83,598

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,806	*	Endo Pharmaceuticals Holdings, Inc	$856,402
7,321	*,e	Endocyte, Inc	56,298
8,826	*	Enzon Pharmaceuticals, Inc	58,516
13,881	*	Exact Sciences Corp	142,280
38,867	*,e	Exelixis, Inc	242,919
5,000	*,e	Fluidigm Corp	65,050
66,108	*	Forest Laboratories, Inc	2,217,923
2,310	*	Furiex Pharmaceuticals Inc	44,398
3,862	*	Genomic Health, Inc	129,647
30,285	*,e	Geron Corp	52,090
188,225	*	Gilead Sciences, Inc	10,226,264
2,050	*	Golf Trust Of America, Inc	15,621
5,129	*	GTx, Inc	18,054
23,145	*	Halozyme Therapeutics, Inc	208,768
5,395	*	Harvard Bioscience, Inc	19,962
2,434	*	Hi-Tech Pharmacal Co, Inc	83,632
5,423	*,e	Horizon Pharma, Inc	30,965
40,776	*	Hospira, Inc	1,416,966
18,460	*,e	Idenix Pharmaceuticals, Inc	187,000
30,326	*,e	Illumina, Inc	1,257,619
9,920	*,e	ImmunoCellular Therapeutics Ltd	31,248
18,897	*,e	Immunogen, Inc	304,998
15,419	*,e	Immunomedics, Inc	53,350
16,520	*	Impax Laboratories, Inc	367,074
23,277	*,e	Incyte Corp	581,692
4,472	*,e	Infinity Pharmaceuticals, Inc	78,081
15,961	*,e	InterMune, Inc	140,936
18,492	*	Ironwood Pharmaceuticals, Inc	237,992
24,712	*,e	Isis Pharmaceuticals, Inc	299,509
10,163	*	Jazz Pharmaceuticals plc	488,535
682,778		Johnson & Johnson	47,261,894
16,237	*,e	Keryx Biopharmaceuticals, Inc	29,551
3,807	*	Lannett Co, Inc	18,007
48,679	*,e	Lexicon Pharmaceuticals, Inc	117,803
44,374	*	Life Technologies Corp	1,947,131
4,604	*	Ligand Pharmaceuticals, Inc (Class B)	89,087
11,427	*	Luminex Corp	195,745
27,850	*,e	MannKind Corp	66,283
6,047	*,e	MAP Pharmaceuticals, Inc	85,323
7,076		Maxygen, Inc	42,668
13,538	*	Medicines Co	338,992
14,556		Medicis Pharmaceutical Corp (Class A)	479,184
9,022	*	Medivation, Inc	899,493
1,766		Medtox Scientific, Inc	47,682
755,459		Merck & Co, Inc	33,368,624
3,639	*,e	Merrimack Pharmaceuticals, Inc	29,003
8,069	*	Mettler-Toledo International, Inc	1,249,081
10,837	*	Momenta Pharmaceuticals, Inc	154,102
105,196	*	Mylan Laboratories, Inc	2,422,664
22,199	*	Myriad Genetics, Inc	551,645
26,766	*,e	Nektar Therapeutics	228,046

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,456	*	Neurocrine Biosciences, Inc	$125,066
3,180	*,e	NewLink Genetics Corp	37,778
2,963	*	Novacea, Inc	18,045
22,537	*,e	Novavax, Inc	50,258
20,182	*	NPS Pharmaceuticals, Inc	155,603
4,340	*	Obagi Medical Products, Inc	66,576
5,619	*	Omeros Corp	53,100
3,581	*,e	OncoGenex Pharmaceutical, Inc	49,991
13,920	*,e	Oncothyreon, Inc	58,882
15,798	*	Onyx Pharmaceuticals, Inc	1,184,376
25,621	*,e	Opko Health, Inc	108,633
10,912	*,e	Optimer Pharmaceuticals, Inc	149,058
15,098	*,e	Orexigen Therapeutics, Inc	74,433
3,907	*,e	Osiris Therapeutics, Inc	34,069
7,959	*	Pacific Biosciences of California, Inc	14,406
4,625	*,e	Pacira Pharmaceuticals, Inc	70,809
8,644		Pain Therapeutics, Inc	31,810
9,045	*	Par Pharmaceutical Cos, Inc	451,888
14,741	*	Parexel International Corp	405,672
34,631	e	PDL BioPharma, Inc	235,144
28,352		PerkinElmer, Inc	724,394
22,650		Perrigo Co	2,582,553
1,861,778		Pfizer, Inc	44,757,144
13,547	*,e	Pharmacyclics, Inc	720,836
6,396	*	Pozen, Inc	40,359
6,880	*	Progenics Pharmaceuticals, Inc	35,845
58,030	*,e	Qiagen N.V. (NASDAQ)	1,021,908
13,215	*,e	Questcor Pharmaceuticals, Inc	487,237
11,043	*,e	Raptor Pharmaceutical Corp	54,994
19,204	*	Regeneron Pharmaceuticals, Inc	2,585,819
7,545	*	Repligen Corp	30,331
3,608	*,e	Repros Therapeutics, Inc	32,797
17,367	*	Rigel Pharmaceuticals, Inc	189,995
2,355	*,e	Sagent Pharmaceuticals	45,923
14,956	*	Salix Pharmaceuticals Ltd	670,328
12,283	*,e	Sangamo Biosciences, Inc	64,609
13,687	*	Santarus, Inc	99,504
13,839	*	Sciclone Pharmaceuticals, Inc	79,574
23,329	*,e	Seattle Genetics, Inc	610,287
34,977	*,e	Sequenom, Inc	98,285
8,078	*,e	SIGA Technologies, Inc	23,507
14,765	*	Spectrum Pharmaceuticals, Inc	206,562
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	5,898
6,892	*,e	Sunesis Pharmaceuticals, Inc	20,469
2,251	*,e	Synageva BioPharma Corp	112,685
10,122	*	Synergy Pharmaceuticals, Inc	41,399
9,200	*,e	Synta Pharmaceuticals Corp	67,620
6,461	*	Targacept, Inc	27,912
9,452		Techne Corp	652,944
15,628	*,e	Theravance, Inc	455,244
91,371		Thermo Electron Corp	5,086,624
11,249	*	Threshold Pharmaceuticals, Inc	78,068

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,100	*,m	Trius Therapeutics, Inc	$33,611
12,433	*	United Therapeutics Corp	681,080
6,590	*	Vanda Pharmaceuticals, Inc	26,558
10,629	*,e	Ventrus Biosciences, Inc	38,902
1,409	*,e	Verastem, Inc	13,160
52,488	*	Vertex Pharmaceuticals, Inc	2,546,193
16,827	*,e	Vical, Inc	58,221
16,613	*	Viropharma, Inc	360,668
24,480	*,e	Vivus, Inc	514,814
42,199		Warner Chilcott plc	717,383
22,140	*	Waters Corp	1,715,407
31,414	*	Watson Pharmaceuticals, Inc	2,444,952
8,295	*	Xenoport, Inc	65,365
16,478	*,e	XOMA Corp	59,815
16,245	*,e	ZIOPHARM Oncology, Inc	91,459
9,477	*,e	Zogenix, Inc	20,849

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	293,305,015

REAL ESTATE - 3.8%
10,720		Acadia Realty Trust	256,637
3,817		AG Mortgage Investment Trust	86,150
3,718		Agree Realty Corp	87,485
10,684	*	Alexander & Baldwin, Inc	342,315
610		Alexander’s, Inc	260,635
15,250		Alexandria Real Estate Equities, Inc	1,120,570
114,572		AMB Property Corp	3,704,113
8,112		American Assets Trust,Inc	210,912
22,786		American Campus Communities, Inc	1,085,981
84,722		American Capital Agency Corp	2,977,131
10,088		American Capital Mortgage, Inc	247,660
35,871	*	American Realty Capital Trust, Inc	395,298
98,236		American Tower Corp	7,103,444
233,633		Annaly Capital Management, Inc	4,072,223
33,504		Anworth Mortgage Asset Corp	222,467
32,660		Apartment Investment & Management Co (Class A)	895,864
4,820		Apollo Commercial Real Estate Finance, Inc	80,494
1,911		Ares Commercial Real Estate Corp	31,990
58,096	*	ARMOUR Residential REIT, Inc	445,015
16,218		Ashford Hospitality Trust, Inc	123,743
12,281		Associated Estates Realty Corp	183,355
2,556	*	AV Homes, Inc	31,643
23,723		AvalonBay Communities, Inc	3,489,416
37,934		BioMed Realty Trust, Inc	713,159
37,268		Boston Properties, Inc	4,133,021
35,169		Brandywine Realty Trust	417,808
18,857		BRE Properties, Inc (Class A)	993,387
19,980		Camden Property Trust	1,424,774
7,180		Campus Crest Communities, Inc	78,693
15,966		Capital Lease Funding, Inc	72,645
23,711		Capstead Mortgage Corp	333,851
36,388		CBL & Associates Properties, Inc	717,935
81,697	*	CBRE Group, Inc	1,272,839

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,577		Cedar Shopping Centers, Inc	$64,772
5,040		Chatham Lodging Trust	69,300
7,550		Chesapeake Lodging Trust	128,124
255,616		Chimera Investment Corp	552,131
22,350		Colonial Properties Trust	506,228
7,733		Colony Financial, Inc	141,901
980	e	Consolidated-Tomoka Land Co	27,577
4,660		Coresite Realty	124,236
17,728		Corporate Office Properties Trust	394,625
21,421		Cousins Properties, Inc	162,585
19,474		CreXus Investment Corp	204,088
29,224		CubeSmart	350,396
41,328		CYS Investments, Inc	597,603
60,359		DCT Industrial Trust, Inc	377,847
55,014		DDR Corp	827,411
41,089		DiamondRock Hospitality Co	388,702
30,245		Digital Realty Trust, Inc	2,361,227
34,245		Douglas Emmett, Inc	805,100
66,379		Duke Realty Corp	959,840
14,160		DuPont Fabros Technology, Inc	380,904
16,349		Dynex Capital, Inc	169,866
7,588		EastGroup Properties, Inc	405,806
23,322		Education Realty Trust, Inc	273,334
11,514		Entertainment Properties Trust	519,972
10,126		Equity Lifestyle Properties, Inc	728,262
13,398		Equity One, Inc	290,603
74,807		Equity Residential	4,736,031
8,869		Essex Property Trust, Inc	1,395,626
8,192		Excel Trust, Inc	100,270
25,305		Extra Space Storage, Inc	828,486
15,789		Federal Realty Investment Trust	1,715,633
38,369	*	FelCor Lodging Trust, Inc	185,706
21,819	*	First Industrial Realty Trust, Inc	277,974
11,748		First Potomac Realty Trust	136,159
34,720	*	Forest City Enterprises, Inc (Class A)	489,899
8,319	*	Forestar Real Estate Group, Inc	94,670
16,561		Franklin Street Properties Corp	171,738
131,420		General Growth Properties, Inc	2,381,330
6,063		Getty Realty Corp	112,651
2,559		Gladstone Commercial Corp	44,245
33,753		Glimcher Realty Trust	338,205
10,350		Government Properties Income Trust	237,015
11,152	*	Gramercy Capital Corp	26,430
293	*	Gyrodyne Co of America, Inc	33,399
24,627		Hatteras Financial Corp	720,340
103,563		HCP, Inc	4,889,208
52,608		Health Care REIT, Inc	3,273,796
18,805		Healthcare Realty Trust, Inc	461,851
42,308		Hersha Hospitality Trust	205,617
18,164		Highwoods Properties, Inc	615,215
12,295		Home Properties, Inc	806,675
29,008		Hospitality Properties Trust	704,024

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

179,281		Host Marriott Corp	$2,631,845
6,721	*	Howard Hughes Corp	414,215
19,656		HRPT Properties Trust	358,525
8,954		Hudson Pacific Properties	159,202
18,104		Inland Real Estate Corp	144,470
28,414		Invesco Mortgage Capital, Inc	562,313
20,932		Investors Real Estate Trust	170,805
29,004	*	iStar Financial, Inc	194,907
10,882		Jones Lang LaSalle, Inc	725,721
9,276	e	Kennedy-Wilson Holdings, Inc	126,896
16,808		Kilroy Realty Corp	795,691
99,957		Kimco Realty Corp	1,948,162
13,065		Kite Realty Group Trust	65,717
20,856		LaSalle Hotel Properties	547,679
28,174		Lexington Corporate Properties Trust	251,876
25,398		Liberty Property Trust	921,693
8,672		LTC Properties, Inc	309,590
32,272		Macerich Co	1,885,008
21,617		Mack-Cali Realty Corp	579,119
32,327		Medical Properties Trust, Inc	318,421
87,623		MFA Mortgage Investments, Inc	707,994
9,945		Mid-America Apartment Communities, Inc	688,492
4,152		Mission West Properties, Inc	36,579
9,974		Monmouth Real Estate Investment Corp (Class A)	111,110
6,883		National Health Investors, Inc	369,548
26,306		National Retail Properties, Inc	776,027
8,544		New York Mortgage Trust, Inc	58,099
32,871		NorthStar Realty Finance Corp	181,119
14,092		NRDC Acquisition Corp	171,781
26,342		Omega Healthcare Investors, Inc	638,530
2,531		One Liberty Properties, Inc	47,811
5,153		Parkway Properties, Inc	57,353
12,885		Pebblebrook Hotel Trust	292,747
15,196		Pennsylvania Real Estate Investment Trust	218,215
12,476		Pennymac Mortgage Investment Trust	262,869
46,069		Piedmont Office Realty Trust, Inc	785,937
40,168		Plum Creek Timber Co, Inc	1,630,419
13,295		Post Properties, Inc	686,687
11,010		Potlatch Corp	381,056
4,706		PS Business Parks, Inc	318,173
35,473		Public Storage, Inc	5,283,702
13,450		RAIT Investment Trust	62,408
11,351		Ramco-Gershenson Properties	144,612
31,795		Rayonier, Inc	1,516,304
32,787		Realty Income Corp	1,350,824
18,459		Redwood Trust, Inc	237,937
22,079		Regency Centers Corp	1,056,480
28,412		Resource Capital Corp	154,845
21,096		Retail Properties of America, Inc	210,327
25,898		RLJ Lodging Trust	455,805
4,971		Rouse Properties, Inc	68,799
8,652		Sabra Healthcare REIT, Inc	160,235

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,230		Saul Centers, Inc	$134,497
2,198		Select Income REIT	55,302
43,864		Senior Housing Properties Trust	997,906
75,385		Simon Property Group, Inc	12,098,538
22,315		SL Green Realty Corp	1,757,306
7,556		Sovran Self Storage, Inc	431,448
15,296	*,e	St. Joe Co	258,961
5,980		STAG Industrial, Inc	86,471
28,497		Starwood Property Trust, Inc	634,343
46,139	*	Strategic Hotels & Resorts, Inc	279,602
6,400		Summit Hotel Properties, Inc	53,120
6,358		Sun Communities, Inc	296,219
31,271	*	Sunstone Hotel Investors, Inc	313,023
22,700		Tanger Factory Outlet Centers, Inc	730,940
14,415		Taubman Centers, Inc	1,117,451
3,339	*	Tejon Ranch Co	86,781
3,348		Terreno Realty Corp	49,919
7,845		Thomas Properties Group, Inc	39,539
69,292		Two Harbors Investment Corp	794,779
61,647		UDR, Inc	1,640,427
2,691		UMH Properties, Inc	30,085
4,039		Universal Health Realty Income Trust	175,858
5,402		Urstadt Biddle Properties, Inc (Class A)	102,584
71,893		Ventas, Inc	4,834,803
46,181		Vornado Realty Trust	3,856,114
17,567		Washington Real Estate Investment Trust	469,039
29,704		Weingarten Realty Investors	798,444
1,921	*	Western Asset Mortgage Capital Corp	39,227
133,393		Weyerhaeuser Co	3,114,727
1,756		Whitestone REIT	23,969
6,736		Winthrop Realty Trust	81,910
960	*,e	Zillow, Inc	36,154

		TOTAL REAL ESTATE	142,061,451

RETAILING - 4.2%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	24,194
18,790		Aaron’s, Inc	551,111
21,123		Abercrombie & Fitch Co (Class A)	713,957
18,364		Advance Auto Parts, Inc	1,288,235
20,375	*	Aeropostale, Inc	401,795
89,965	*	Amazon.com, Inc	20,988,834
48,052		American Eagle Outfitters, Inc	1,000,443
2,005	*	America’s Car-Mart, Inc	91,989
12,377	*	Ann Taylor Stores Corp	335,169
6,877	*	Asbury Automotive Group, Inc	179,902
30,227	*	Ascena Retail Group, Inc	554,363
7,546	*	Audiovox Corp (Class A)	56,520
8,641	*,e	Autonation, Inc	340,715
9,455	*	Autozone, Inc	3,547,800
6,887	*,e	Barnes & Noble, Inc	91,390
9,114		Bebe Stores, Inc	54,684
57,820	*	Bed Bath & Beyond, Inc	3,524,129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

66,945		Best Buy Co, Inc	$1,211,035
5,150		Big 5 Sporting Goods Corp	38,831
16,266	*	Big Lots, Inc	658,936
3,014	*,e	Blue Nile, Inc	77,400
5,620	*	Body Central Corp	58,111
6,980	e	Bon-Ton Stores, Inc	46,068
11,537	e	Brown Shoe Co, Inc	158,749
6,792	e	Buckle, Inc	262,647
11,326	*	Cabela’s, Inc	520,316
1,229	*,e	CafePress, Inc	9,943
56,841	*	Carmax, Inc	1,581,885
9,877	*	Casual Male Retail Group, Inc	37,533
6,493		Cato Corp (Class A)	181,804
41,552		Chico’s FAS, Inc	636,577
6,000	*	Children’s Place Retail Stores, Inc	304,800
3,508	*	Citi Trends, Inc	52,725
14,593	*	Collective Brands, Inc	314,041
3,394	*,e	Conn’s, Inc	60,583
2,665		Core-Mark Holding Co, Inc	128,693
3,355		Destination Maternity Corp	60,021
22,784		Dick’s Sporting Goods, Inc	1,119,150
7,228		Dillard’s, Inc (Class A)	471,482
46,152	*	Dollar General Corp	2,354,214
56,998	*	Dollar Tree, Inc	2,869,279
8,066		DSW, Inc (Class A)	476,862
21,478		Expedia, Inc	1,224,031
21,937		Express Parent LLC	353,186
24,142		Family Dollar Stores, Inc	1,595,303
12,187		Finish Line, Inc (Class A)	254,465
37,247		Foot Locker, Inc	1,229,896
8,558	*,e	Francesca’s Holdings Corp	268,807
9,226		Fred’s, Inc (Class A)	131,009
32,532	e	GameStop Corp (Class A)	521,163
74,330		Gap, Inc	2,191,992
6,106	*	Genesco, Inc	404,339
38,302		Genuine Parts Co	2,452,476
18,362		GNC Holdings, Inc	707,488
2,071	*	Gordmans Stores, Inc	35,083
5,656		Group 1 Automotive, Inc	304,010
10,178	*,e	Groupon, Inc	67,785
16,235		Guess?, Inc	488,674
4,401		Haverty Furniture Cos, Inc	49,643
4,266	*,e	HHgregg, Inc	29,350
7,137	*	Hibbett Sports, Inc	433,715
380,984		Home Depot, Inc	19,879,744
7,834	*,e	HomeAway, Inc	179,869
10,516		Hot Topic, Inc	106,843
9,379		HSN, Inc	397,294
40,290	e	JC Penney Co, Inc	906,928
7,401	*	JOS A Bank Clothiers, Inc	312,766
3,929	*	Kirkland’s, Inc	42,472
60,721		Kohl’s Corp	3,019,048

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

138,867	*	Liberty Media Holding Corp (Interactive A)	$2,600,979
60,164		Limited Brands, Inc	2,860,798
5,205		Lithia Motors, Inc (Class A)	145,011
36,620	*	LKQ Corp	1,293,785
294,813		Lowe’s Companies, Inc	7,479,406
6,782	*,e	Lumber Liquidators, Inc	286,811
102,951		Macy’s, Inc	3,689,764
5,451	*	MarineMax, Inc	40,555
2,697	*,e	Mattress Firm Holding Corp	78,645
12,131		Men’s Wearhouse, Inc	330,570
8,449	e	Monro Muffler, Inc	279,408
13,988	*,e	NetFlix, Inc	795,218
16,107	*	New York & Co, Inc	73,287
38,840		Nordstrom, Inc	2,102,798
6,322	e	Nutri/System, Inc	66,286
72,870	*	Office Depot, Inc	129,709
29,784	*	OfficeMax, Inc	133,730
5,014	*,e	Orbitz Worldwide, Inc	21,761
409	*	Orchard Supply Hardware Stores Corp	6,855
31,226	*	O’Reilly Automotive, Inc	2,677,317
2,214	*,e	Overstock.com, Inc	17,801
10,523		Penske Auto Group, Inc	251,500
12,398	e	PEP Boys - Manny Moe & Jack	112,450
5,079	e	PetMed Express, Inc	49,368
27,018		Petsmart, Inc	1,786,160
23,083		Pier 1 Imports, Inc	380,639
12,227	*	Priceline.com, Inc	8,091,094
23,618	e	RadioShack Corp	68,728
14,931		Rent-A-Center, Inc	530,946
55,601		Ross Stores, Inc	3,694,130
3,524	*,e	Rue21, Inc	86,831
27,352	*,e	Saks, Inc	285,281
37,861	*	Sally Beauty Holdings, Inc	1,000,288
8,856	*,e	Sears Holdings Corp	438,283
15,210	*	Select Comfort Corp	395,612
3,220		Shoe Carnival, Inc	71,484
8,720	*,e	Shutterfly, Inc	286,278
21,381		Signet Jewelers Ltd	939,054
9,491	e	Sonic Automotive, Inc (Class A)	162,486
1,022	*	Sourceforge, Inc	20,440
7,327		Stage Stores, Inc	138,773
170,579		Staples, Inc	2,173,176
6,446		Stein Mart, Inc	51,246
2,528	*	Systemax, Inc	31,524
16,559	*,e	Talbots, Inc	45,372
162,315		Target Corp	9,844,405
1,690	*,e	Teavana Holdings, Inc	18,928
31,671		Tiffany & Co	1,739,688
2,183	*	Tilly’s, Inc	36,260
184,402		TJX Companies, Inc	8,165,321
17,588		Tractor Supply Co	1,598,222
20,071	*	TripAdvisor, Inc	750,856

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,110	*	Tuesday Morning Corp	$51,157
15,654		Ulta Salon Cosmetics & Fragrance, Inc	1,328,712
26,097	*	Urban Outfitters, Inc	797,263
3,457	*	US Auto Parts Network, Inc	14,692
5,316	*,e	Vitacost.com, Inc	35,086
7,144	*	Vitamin Shoppe, Inc	392,348
3,463	*	West Marine, Inc	35,426
21,292	*	Wet Seal, Inc (Class A)	58,340
22,233		Williams-Sonoma, Inc	772,597
526		Winmark Corp	29,056
5,396	*	Zumiez, Inc	196,037

		TOTAL RETAILING	157,090,325

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
10,217	*	Advanced Energy Industries, Inc	125,873
154,554	*	Advanced Micro Devices, Inc	627,489
4,266	*	Alpha & Omega Semiconductor Lt	32,891
80,262		Altera Corp	2,845,288
24,888	*,e	Amkor Technology, Inc	132,653
15,823	*	Anadigics, Inc	20,095
74,156		Analog Devices, Inc	2,898,016
318,750		Applied Materials, Inc	3,471,188
14,876	*,e	Applied Micro Circuits Corp	85,091
107,596	*	Atmel Corp	630,513
7,413	*	ATMI, Inc	140,699
10,916	*	AuthenTec, Inc	91,694
57,635		Avago Technologies Ltd	2,132,495
24,877	*	Axcelis Technologies, Inc	21,145
7,082	*	AXT, Inc	24,716
135,114		Broadcom Corp (Class A)	4,577,662
15,515		Brooks Automation, Inc	143,669
6,475		Cabot Microelectronics Corp	190,365
12,199	*	Cavium Networks, Inc	329,617
5,405	*,e	Ceva, Inc	83,994
17,938	*,e	Cirrus Logic, Inc	659,580
5,632		Cohu, Inc	48,435
28,495	*,e	Cree, Inc	682,455
8,147	*	Cymer, Inc	466,090
37,284		Cypress Semiconductor Corp	398,566
8,290	*	Diodes, Inc	157,013
5,484	*	DSP Group, Inc	31,698
33,538	*	Entegris, Inc	269,981
23,422	*	Entropic Communications, Inc	140,532
8,570	*	Exar Corp	63,418
31,320	*	Fairchild Semiconductor International, Inc	434,095
15,355	*,e	First Solar, Inc	238,617
11,885	*	Formfactor, Inc	72,736
12,513	*,e	Freescale Semiconductor Holdings Ltd	133,514
17,100	*	FSI International, Inc	61,902
4,725	*	GSI Technology, Inc	22,633
29,627	*,e	GT Solar International, Inc	151,690
8,339	*	Hittite Microwave Corp	422,537

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,250	*,e	Inphi Corp	$134,750
34,786	*	Integrated Device Technology, Inc	175,321
6,037	*	Integrated Silicon Solution, Inc	58,740
1,250,600		Intel Corp	32,140,419
2,200	*	Intermolecular, Inc	14,652
16,398	*	International Rectifier Corp	279,422
29,496		Intersil Corp (Class A)	271,658
5,663	*	IXYS Corp	57,196
41,642		Kla-Tencor Corp	2,119,994
15,129	*	Kopin Corp	54,918
50,160	*	Lam Research Corp	1,726,006
27,664	*	Lattice Semiconductor Corp	102,633
57,244		Linear Technology Corp	1,846,119
142,607	*	LSI Logic Corp	983,988
11,607	*	LTX-Credence Corp	68,017
1,425	*	MA-COM Technology Solutions	25,208
115,271		Marvell Technology Group Ltd	1,297,951
14,154	*,e	Mattson Technology, Inc	12,456
72,651		Maxim Integrated Products, Inc	1,978,287
3,751	*,e	MaxLinear, Inc	17,705
69,740	*	MEMC Electronic Materials, Inc	133,901
11,829		Micrel, Inc	110,483
47,864	e	Microchip Technology, Inc	1,597,700
233,412	*	Micron Technology, Inc	1,449,489
21,847	*	Microsemi Corp	422,958
7,852	*,e	Mindspeed Technologies, Inc	18,531
12,360	*	MIPS Technologies, Inc	76,014
12,865		MKS Instruments, Inc	339,636
7,025	*	Monolithic Power Systems, Inc	136,145
7,645	*	MoSys, Inc	24,693
5,842	*	Nanometrics, Inc	88,740
1,118	*	NVE Corp	61,848
151,822	*	Nvidia Corp	2,055,670
13,751	*	Omnivision Technologies, Inc	192,789
113,042	*	ON Semiconductor Corp	784,511
5,484	*	PDF Solutions, Inc	51,056
5,866	*	Pericom Semiconductor Corp	47,163
17,410	*	Photronics, Inc	101,849
10,431	*	PLX Technology, Inc	59,039
56,921	*	PMC - Sierra, Inc	302,820
8,295		Power Integrations, Inc	292,316
9,600	*,e	QuickLogic Corp	22,944
29,717	*,e	Rambus, Inc	124,811
68,264	*	RF Micro Devices, Inc	264,864
4,125	*,e	Rubicon Technology, Inc	41,456
7,425	*	Rudolph Technologies, Inc	74,250
17,283	*	Semtech Corp	412,891
7,453	*	Sigma Designs, Inc	50,680
18,672	*	Silicon Image, Inc	73,194
10,449	*	Silicon Laboratories, Inc	386,091
46,349	*	Skyworks Solutions, Inc	1,340,877
11,818	*	Spansion, Inc	121,135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,394	*	Standard Microsystems Corp	$199,093
9,338	*,e	STR Holdings, Inc	31,189
15,952	*,e	SunPower Corp	62,532
2,588	*	Supertex, Inc	43,970
46,608	*	Teradyne, Inc	685,604
11,998		Tessera Technologies, Inc	173,371
284,456		Texas Instruments, Inc	7,748,581
41,467	*	Triquint Semiconductor, Inc	233,874
5,340	*	Ultra Clean Holdings	32,254
6,458	*	Ultratech, Inc	205,429
9,616	*,e	Veeco Instruments, Inc	343,387
6,215	*	Volterra Semiconductor Corp	142,821
65,666		Xilinx, Inc	2,127,578

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	89,716,312

SOFTWARE & SERVICES - 9.3%
12,977	*	Accelrys, Inc	105,373
160,149		Accenture plc	9,656,985
9,726	*	ACI Worldwide, Inc	428,041
9,472	*,e	Active Network, Inc	134,408
105,484		Activision Blizzard, Inc	1,268,973
12,286	*	Actuate Corp	79,368
19,044	*	Acxiom Corp	319,368
123,449	*	Adobe Systems, Inc	3,812,105
7,696	*	Advent Software, Inc	175,161
44,231	*	Akamai Technologies, Inc	1,556,047
12,374	*	Alliance Data Systems Corp	1,608,620
41,470	*	Amdocs Ltd	1,233,733
5,327	*	American Software, Inc (Class A)	42,936
7,466	*,e	Ancestry.com, Inc	249,887
8,826	*,e	Angie’s List, Inc	114,738
22,886	*	Ansys, Inc	1,372,245
23,001	*,e	AOL, Inc	732,812
24,198	*	Ariba, Inc	1,075,117
22,037	*	Aspen Technology, Inc	515,225
57,462	*	Autodesk, Inc	1,949,111
123,064		Automatic Data Processing, Inc	6,959,269
3,350	*	AVG Technologies NV	33,601
11,081	*	Bankrate, Inc	176,742
2,600	*,e	Bazaarvoice, Inc	40,300
11,036		Blackbaud, Inc	297,751
9,027	*	Blucora, Inc	137,662
40,044	*	BMC Software, Inc	1,585,742
5,476	e	Booz Allen Hamilton Holding Co	95,447
8,423	*	Bottomline Technologies, Inc	159,953
2,160	*,e	Brightcove, Inc	31,990
31,675		Broadridge Financial Solutions, Inc	670,560
6,284	*,e	BroadSoft, Inc	154,272
87,866		CA, Inc	2,114,935
6,514	*,e	CACI International, Inc (Class A)	367,715
67,464	*	Cadence Design Systems, Inc	824,410
7,035	*,e	Callidus Software, Inc	32,572

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,700	*,e	Carbonite, Inc	$16,490
10,893	*	Cardtronics, Inc	337,792
2,163	e	Cass Information Systems, Inc	82,194
15,013	*	Ciber, Inc	56,299
46,302	*	Citrix Systems, Inc	3,365,229
1,296	*,m	Clinical Data, Inc	1,231
75,703	*	Cognizant Technology Solutions Corp (Class A)	4,297,659
10,953	*	Commvault Systems, Inc	531,440
38,173		Computer Sciences Corp	939,819
3,541	*	Computer Task Group, Inc	52,796
54,141	*	Compuware Corp	498,639
8,669	*	comScore, Inc	133,503
11,168	*,e	Concur Technologies, Inc	754,287
6,923	*,e	Constant Contact, Inc	116,099
28,608		Convergys Corp	421,682
8,331	*,e	Cornerstone OnDemand, Inc	198,111
6,812	*	CoStar Group, Inc	562,194
8,115	*	CSG Systems International, Inc	143,067
10,471	*	DealerTrack Holdings, Inc	305,439
5,200	*	Deltek, Inc	67,704
7,318	*,e	Demand Media, Inc	81,376
1,654	*,e	Demandware, Inc	40,639
11,403	*	Dice Holdings, Inc	85,979
9,318	*	Digital River, Inc	165,767
1,678		DMRC Corp	40,759
8,257		DST Systems, Inc	445,052
25,843		Earthlink, Inc	177,025
288,075	*	eBay, Inc	12,761,722
6,766	e	Ebix, Inc	146,755
78,544	*	Electronic Arts, Inc	865,555
6,906	*	Ellie Mae, Inc	141,573
4,487	*	Envestnet, Inc	54,786
1,890	*,e	Envivio, Inc	11,321
2,104	*	EPAM Systems, Inc	33,748
7,361		EPIQ Systems, Inc	83,106
899	*	ePlus, Inc	30,548
11,692	*	Equinix, Inc	2,083,280
12,004	*	Euronet Worldwide, Inc	219,433
2,352	*,e	ExactTarget, Inc	53,626
5,784	*	ExlService Holdings, Inc	142,576
105,779	*,e	Facebook, Inc	2,296,461
11,360		Factset Research Systems, Inc	1,056,026
8,716		Fair Isaac Corp	377,316
7,195	*	FalconStor Software, Inc	14,534
62,416		Fidelity National Information Services, Inc	1,962,359
26,211	*	First American Corp	602,853
34,297	*	Fiserv, Inc	2,405,249
11,937	*	FleetCor Technologies, Inc	440,714
3,443		Forrester Research, Inc	98,263
32,503	*	Fortinet, Inc	780,397
23,279	*	Gartner, Inc	1,033,355
31,037	*	Genpact Ltd	540,665

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,514	*,e,m	Gerber Scientific, Inc	$0
15,931	*	Global Cash Access, Inc	102,914
19,795		Global Payments, Inc	847,622
18,951	*,e	Glu Mobile, Inc	90,965
64,356	*	Google, Inc (Class A)	40,735,416
3,256	*	Guidance Software, Inc	32,104
4,608	*,e	Guidewire Software, Inc	118,241
7,131	*	Hackett Group, Inc	33,587
9,557		Heartland Payment Systems, Inc	302,957
7,199	*,e	Higher One Holdings, Inc	79,837
18,828		IAC/InterActiveCorp	990,541
7,256	*	iGate Corp	115,370
2,366	*,e	Imperva, Inc	62,462
1,918	*	Infoblox, Inc	40,297
26,594	*	Informatica Corp	784,789
5,388	*	Innodata Isogen, Inc	20,690
3,336	*	Interactive Intelligence, Inc	87,003
12,252	*	Internap Network Services Corp	78,903
270,926		International Business Machines Corp	53,096,078
73,581		Intuit, Inc	4,269,170
13,196	*	Ipass, Inc	30,087
11,357	e	j2 Global, Inc	339,915
22,069		Jack Henry & Associates, Inc	766,456
10,390	*	JDA Software Group, Inc	307,336
3,700	*,e	Jive Software, Inc	74,111
6,741	*	Kenexa Corp	160,503
3,270		Keynote Systems, Inc	44,963
17,212	*,e	KIT Digital, Inc	55,078
7,413	*	Knot, Inc	63,826
20,352		Lender Processing Services, Inc	502,084
15,974	*,e	Limelight Networks, Inc	44,408
15,114	*	LinkedIn Corp	1,551,452
14,429	*	Lionbridge Technologies	44,441
5,634	*,e	Liquidity Services, Inc	257,586
13,485	*	Liveperson, Inc	252,170
5,468	*	LogMeIn, Inc	103,619
3,620	*,e	magicJack VocalTec Ltd	80,400
4,794	*	Manhattan Associates, Inc	223,832
5,468	e	Mantech International Corp (Class A)	119,913
4,509	e	Marchex, Inc (Class B)	15,646
5,516	*	Market Leader, Inc	29,455
26,932		Mastercard, Inc (Class A)	11,757,703
2,338	*,e	Mattersight Corp	18,166
9,059		MAXIMUS, Inc	457,480
11,530	*,e	MeetMe, Inc	19,025
22,602	*	Mentor Graphics Corp	345,359
19,998	*	Micros Systems, Inc	954,705
1,870,458		Microsoft Corp	55,122,396
2,080	*	MicroStrategy, Inc (Class A)	242,237
2,669	*	Millennial Media, Inc	26,503
10,265		ModusLink Global Solutions, Inc	35,106
5,383	*	MoneyGram International, Inc	83,759

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,384	*	Monotype Imaging Holdings, Inc	$123,077
29,863	*	Monster Worldwide, Inc	216,507
9,308	*	Move, Inc	85,727
8,768	*	Netscout Systems, Inc	204,820
7,687	*	NetSuite, Inc	425,399
16,596	*	NeuStar, Inc (Class A)	587,664
14,997		NIC, Inc	201,860
60,152	*	Nuance Communications, Inc	1,224,093
5,574	*	OpenTable, Inc	202,671
3,965	*,e	Opnet Technologies, Inc	104,835
949,662		Oracle Corp	28,679,791
29,394	*	Parametric Technology Corp	633,147
81,182		Paychex, Inc	2,653,840
3,903	e	Pegasystems, Inc	108,425
7,931	*	Perficient, Inc	105,403
3,046	*	Pervasive Software, Inc	20,591
4,579	*	PRG-Schultz International, Inc	34,800
15,717	*	Progress Software Corp	305,538
1,458	*	Proofpoint, Inc	20,150
5,040	*	PROS Holdings, Inc	70,258
1,541	*	QAD, Inc (Class A)	21,497
20,573	*	QLIK Technologies, Inc	411,460
14,177	*	Quest Software, Inc	396,105
8,097	*,e	QuinStreet, Inc	73,440
27,272	*	Rackspace Hosting, Inc	1,196,695
5,232		RealNetworks, Inc	40,600
8,683	*,e	RealPage, Inc	192,936
48,074	*	Red Hat, Inc	2,579,651
8,762	*,e	Responsys, Inc	97,696
2,575	*,e	Rosetta Stone, Inc	33,552
27,235	*	Rovi Corp	364,404
6,629	*	Saba Software, Inc	55,286
69,332		SAIC, Inc	802,171
34,602	*	Salesforce.com, Inc	4,303,104
3,727	*,e	Sapiens International Corp NV	13,119
30,110		Sapient Corp	299,896
4,426	*	Sciquest, Inc	75,331
6,193	*	Seachange International, Inc	46,881
12,258	*,e	ServiceSource International LLC	138,270
14,598	*	SolarWinds, Inc	779,387
17,111		Solera Holdings, Inc	668,185
7,018	*	Sourcefire, Inc	358,269
2,629	*,e	Spark Networks, Inc	15,222
3,411	*,e,m	Splunk, Inc	100,283
2,575	*	SPS Commerce, Inc	83,301
8,265	*	SS&C Technologies Holdings, Inc	200,840
3,425		Stamps.com, Inc	72,439
12,281	*	SupportSoft, Inc	35,001
179,283	*	Symantec Corp	2,823,707
1,645	*	Synacor, Inc	16,006
6,200	*	Synchronoss Technologies, Inc	118,544
36,261	*	Synopsys, Inc	1,098,346

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,616		Syntel, Inc	$210,198
7,557	*	TA Indigo Holding Corp	32,949
18,862	*	Take-Two Interactive Software, Inc	165,608
7,401	*	Tangoe, Inc	142,025
3,417	*	TechTarget, Inc	14,044
3,861	*	TeleNav, Inc	22,278
5,942	*	TeleTech Holdings, Inc	97,805
42,043	*	Teradata Corp	2,842,948
40,585	*	TIBCO Software, Inc	1,140,033
30,407	*	TiVo, Inc	264,237
5,971	*	TNS, Inc	101,089
40,551		Total System Services, Inc	959,031
1,334	*,e	Travelzoo, Inc	28,828
7,530	*	Tyler Technologies, Inc	293,821
6,526	*	Ultimate Software Group, Inc	583,881
10,147	*	Unisys Corp	197,156
20,798		United Online, Inc	88,184
19,999	*	Unwired Planet, Inc	39,198
19,899	*	Valueclick, Inc	312,613
9,439	*	Vantiv, Inc	212,944
6,341	*	Vasco Data Security International	58,654
26,965	*	VeriFone Systems, Inc	978,560
4,964	*,e	Verint Systems, Inc	138,545
38,975		VeriSign, Inc	1,731,269
10,493	*,e	VirnetX Holding Corp	248,264
4,591	*	Virtusa Corp	69,554
130,040		Visa, Inc (Class A)	16,784,264
9,439	*,e	VistaPrint Ltd	325,646
22,115	*	VMware, Inc (Class A)	2,007,157
4,991	*	Vocus, Inc	86,344
13,507	*,e	WebMD Health Corp (Class A)	198,688
9,373	*	Websense, Inc	140,689
8,530	*	Website Pros, Inc	132,215
151,977		Western Union Co	2,648,959
9,569	*	Wright Express Corp	616,052
303,185	*	Yahoo!, Inc	4,802,449
2,065	*,e	Yelp, Inc	41,217
15,565	*	Zix Corp	37,979
29,890	*,e	Zynga, Inc	88,176

		TOTAL SOFTWARE & SERVICES	350,690,103

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
11,612	*,e	3D Systems Corp	441,256
14,277	*,e	Acme Packet, Inc	226,290
15,624		Adtran, Inc	337,166
4,188	*	Agilysys, Inc	36,394
41,342		Amphenol Corp (Class A)	2,434,216
3,543	*	Anaren, Inc	71,108
6,827		Anixter International, Inc	388,525
232,219	*	Apple, Inc	141,830,076
29,049	*	Arris Group, Inc	368,632
27,391	*	Arrow Electronics, Inc	924,446

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,515	*,e	Aruba Networks, Inc	$390,163
1,556	*,e	Audience, Inc	28,086
6,951	*	Avid Technology, Inc	64,019
35,611	*	Avnet, Inc	1,121,747
13,977		AVX Corp	136,136
3,103		Aware, Inc	19,208
4,664	*	AX Holding Corp	28,031
3,536		Badger Meter, Inc	119,835
2,463		Bel Fuse, Inc (Class B)	44,408
14,259	*	Benchmark Electronics, Inc	224,722
4,210		Black Box Corp	112,154
23,335	*	Bookham, Inc	65,338
16,004	*	Brightpoint, Inc	143,556
111,138	*	Brocade Communications Systems, Inc	552,356
6,918	*	CalAmp Corp	52,093
8,859	*,e	Calix Networks, Inc	40,840
9,410	*	Checkpoint Systems, Inc	72,363
24,254	*,e	Ciena Corp	388,792
1,331,628		Cisco Systems, Inc	21,239,467
10,483		Cognex Corp	354,325
5,880	*	Coherent, Inc	287,120
5,463		Comtech Telecommunications Corp	149,249
53,552	*	Comverse Technology, Inc	290,787
377,837		Corning, Inc	4,311,119
8,479	*	Cray, Inc	105,394
8,048		CTS Corp	71,627
8,107		Daktronics, Inc	62,667
3,580	*	Datalink Corp	28,175
366,852	*	Dell, Inc	4,358,202
15,333		Diebold, Inc	496,023
5,935	*	Digi International, Inc	54,305
12,531	*	Dolby Laboratories, Inc (Class A)	441,718
4,547	*	DTS, Inc	84,713
8,231	*	Echelon Corp	26,504
9,573	*	EchoStar Corp (Class A)	275,702
4,394		Electro Rent Corp	73,643
5,293		Electro Scientific Industries, Inc	65,686
10,947	*	Electronics for Imaging, Inc	160,045
516,788	*	EMC Corp	13,545,013
20,658	*	Emulex Corp	133,657
21,592	*	Extreme Networks, Inc	69,094
20,069	*	F5 Networks, Inc	1,874,043
4,796	*	Fabrinet	63,691
4,164	*	FARO Technologies, Inc	179,177
9,085		FEI Co	433,445
22,312	*	Finisar Corp	277,338
38,953		Flir Systems, Inc	796,589
16,618	*,e	Fusion-io, Inc	317,736
5,250	*	Globecomm Systems, Inc	53,445
7,240	*	GSI Group, Inc	74,572
26,951	*	Harmonic, Inc	114,272
29,237		Harris Corp	1,217,721

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,207	*	Harris Stratex Networks, Inc (Class A)	$32,108
492,421		Hewlett-Packard Co	8,981,759
7,447	*	Imation Corp	41,480
6,684	*	Immersion Corp	37,364
26,802	*,e	Infinera Corp	147,947
37,870	*	Ingram Micro, Inc (Class A)	567,671
10,957	*	Insight Enterprises, Inc	183,639
10,703	e	InterDigital, Inc	292,192
13,943	*	Intermec, Inc	83,937
5,347	*	Intevac, Inc	31,387
9,014	*,e	InvenSense, Inc	116,281
7,860	*,e	IPG Photonics Corp	407,384
9,822	*	Itron, Inc	382,763
10,332	*	Ixia	160,146
47,721		Jabil Circuit, Inc	1,035,546
56,725	*	JDS Uniphase Corp	558,174
132,254	*	Juniper Networks, Inc	2,318,413
12,417	*	Kemet Corp	59,974
2,512	*,e	Key Tronic Corp	18,639
3,489	*	KVH Industries, Inc	45,531
3,845	*	LeCroy Corp	54,945
18,743		Lexmark International, Inc (Class A)	327,815
5,333		Littelfuse, Inc	286,062
2,574		Loral Space & Communications, Inc	185,199
6,556	*,e	Maxwell Technologies, Inc	42,680
3,508	*	Measurement Specialties, Inc	104,468
6,850	*	Mercury Computer Systems, Inc	79,940
639		Mesa Laboratories, Inc	29,586
8,663		Methode Electronics, Inc	76,234
34,306	e	Molex, Inc	861,767
71,719		Motorola, Inc	3,466,896
3,658		MTS Systems Corp	159,013
2,112	*	Multi-Fineline Electronix, Inc	55,271
22,941		National Instruments Corp	592,795
39,919	*	NCR Corp	930,911
5,662	*,e	Neonode, Inc	28,593
3,652	*,e	NeoPhotonics Corp Ltd	18,114
90,470	*	NetApp, Inc	2,955,655
9,331	*	Netgear, Inc	323,133
8,787	*	Newport Corp	98,854
1,515	*,e	Numerex Corp	14,408
17,887	*,e	OCZ Technology Group, Inc	112,151
4,577	*	Oplink Communications, Inc	60,691
4,879	*	OSI Systems, Inc	314,891
4,855		Park Electrochemical Corp	131,134
18,072	*,e	Parkervision, Inc	45,361
2,182		PC Connection, Inc	25,944
4,298		PC-Tel, Inc	26,476
11,316		Plantronics, Inc	371,391
8,340	*	Plexus Corp	239,525
43,745	*	Polycom, Inc	382,331
16,094	*	Power-One, Inc	80,470

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,198	*,e	Procera Networks, Inc	$157,925
24,603	*	QLogic Corp	283,919
426,119		Qualcomm, Inc	25,430,781
53,007	*	Quantum Corp	78,450
7,279	*,e	Rackable Systems, Inc	48,405
4,550	*	Radisys Corp	15,516
10,904	*,e	RealD, Inc	105,769
3,297		Richardson Electronics Ltd	40,388
39,991	*	Riverbed Technology, Inc	705,441
6,666	*	Rofin-Sinar Technologies, Inc	120,855
3,746	*	Rogers Corp	134,294
59,801	*	SanDisk Corp	2,459,615
18,915	*	Sanmina-SCI Corp	161,534
6,727	*	Scansource, Inc	194,208
11,060	*	ShoreTel, Inc	51,761
49,514	*	Sonus Networks, Inc	82,193
10,905	*	STEC, Inc	88,003
5,214	*,e	Stratasys, Inc	319,514
6,295	*	Super Micro Computer, Inc	78,121
4,680		Sycamore Networks, Inc	66,690
10,138	*	Symmetricom, Inc	60,727
8,219	*,e	Synaptics, Inc	216,817
6,788	*	SYNNEX Corp	229,638
10,189	*	Tech Data Corp	510,469
89,604		Tellabs, Inc	294,797
4,163		Telular Corp	39,257
1,249		Tessco Technologies, Inc	23,419
30,724	*	Trimble Navigation Ltd	1,359,844
12,203	*	TTM Technologies, Inc	133,501
2,000	*,e	Ubiquiti Networks, Inc	28,280
9,763	*,e	Universal Display Corp	310,073
9,245	*	Viasat, Inc	354,084
624	*	Viasystems Group, Inc	9,610
35,650	*	Vishay Intertechnology, Inc	351,866
2,879	*	Vishay Precision Group, Inc	39,154
8,226	*	Westell Technologies, Inc	18,015
58,558	*	Western Digital Corp	2,328,852
330,790		Xerox Corp	2,292,374
12,801	*	Zebra Technologies Corp (Class A)	442,147
3,725	*	Zygo Corp	66,603

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	270,466,168

TELECOMMUNICATION SERVICES - 2.9%
14,596	*,e	8x8, Inc	79,840
1,457,386		AT&T, Inc	55,264,077
2,198		Atlantic Tele-Network, Inc	76,842
3,884	*,e	Boingo Wireless, Inc	33,364
6,553	*	Cbeyond Communications, Inc	46,723
154,623		CenturyTel, Inc	6,423,039
46,695	*,e	Cincinnati Bell, Inc	179,776
86,404	*,e	Clearwire Corp (Class A)	98,501
11,440	*	Cogent Communications Group, Inc	211,297

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,684	e	Consolidated Communications Holdings, Inc	$137,728
72,904	*	Crown Castle International Corp	4,511,299
5,050	*,e	Fairpoint Communications, Inc	30,856
234,323	e	Frontier Communications Corp	918,546
9,708	*	General Communication, Inc (Class A)	91,644
2,433	*,e	Hawaiian Telcom Holdco, Inc	43,794
3,126		HickoryTech Corp	33,354
3,264		IDT Corp (Class B)	33,032
7,190	*	inContact, Inc	36,957
12,391	*	Iridium Communications, Inc	112,262
15,033	*,e	Leap Wireless International, Inc	85,387
39,917	*	Level 3 Communications, Inc	769,201
5,391		Lumos Networks Corp	48,303
74,724	*	MetroPCS Communications, Inc	654,582
7,368	*	Neutral Tandem, Inc	100,647
42,881	*	NII Holdings, Inc (Class B)	289,447
5,981		NTELOS Holdings Corp	126,797
5,659	*	Orbcomm, Inc	17,599
12,259	*	Premiere Global Services, Inc	112,292
2,959		Primus Telecommunications Group, Inc	46,841
29,613	*	SBA Communications Corp (Class A)	1,748,944
5,565		Shenandoah Telecom Co	87,649
743,897	*	Sprint Nextel Corp	3,243,391
23,102		Telephone & Data Systems, Inc	559,761
9,929	*,e	Towerstream Corp	39,418
37,976	*	tw telecom inc (Class A)	954,337
3,738	*	US Cellular Corp	153,707
5,178		USA Mobility, Inc	57,683
706,406		Verizon Communications, Inc	31,887,167
32,657	*	Vonage Holdings Corp	58,456
144,876	e	Windstream Corp	1,442,965

		TOTAL TELECOMMUNICATION SERVICES	110,847,505

TRANSPORTATION - 1.9%
12,617	*	Air Transport Services Group, Inc	60,940
17,495	*	Alaska Air Group, Inc	609,701
3,633	*	Allegiant Travel Co	258,161
2,028		Amerco, Inc	189,415
5,976		Arkansas Best Corp	81,811
6,464	*	Atlas Air Worldwide Holdings, Inc	293,207
25,760	*	Avis Budget Group, Inc	370,171
4,720		Celadon Group, Inc	70,470
40,423		CH Robinson Worldwide, Inc	2,136,356
13,079		Con-Way, Inc	465,874
8,235		Copa Holdings S.A. (Class A)	638,460
258,647		CSX Corp	5,933,362
212,059	*	Delta Air Lines, Inc	2,046,368
6,820	*,e	Dollar Thrifty Automotive Group, Inc	507,408
3,575	*,e	Echo Global Logistics, Inc	64,493
52,803		Expeditors International Washington, Inc	1,878,203
77,509		FedEx Corp	6,999,062
6,886		Forward Air Corp	230,406

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,867	*,e	Genco Shipping & Trading Ltd	$19,153
9,933	*	Genesee & Wyoming, Inc (Class A)	616,442
11,832	*	Hawaiian Holdings, Inc	75,370
11,857		Heartland Express, Inc	164,812
62,141	*	Hertz Global Holdings, Inc	699,708
9,099	*	Hub Group, Inc (Class A)	270,695
1,270		International Shipholding Corp	23,470
22,078		J.B. Hunt Transport Services, Inc	1,214,732
57,615	*,e	JetBlue Airways Corp	317,459
27,398		Kansas City Southern Industries, Inc	1,994,574
13,577	*	Kirby Corp	716,458
14,376		Knight Transportation, Inc	220,384
12,311		Landstar System, Inc	608,287
3,640		Marten Transport Ltd	65,338
9,754		Matson, Inc	239,558
79,992		Norfolk Southern Corp	5,923,408
12,308	*	Old Dominion Freight Line	521,859
8,204	*	Pacer International, Inc	34,457
1,951	*	Park-Ohio Holdings Corp	33,499
1,571	*	Patriot Transportation Holding, Inc	36,510
5,253	*	Quality Distribution, Inc	53,055
5,014	*	RailAmerica, Inc	137,534
4,340	*,e	Rand Logistics, Inc	35,935
11,311	*	Republic Airways Holdings, Inc	51,465
3,087	*	Roadrunner Transportation Services Holdings, Inc	53,930
12,098		Ryder System, Inc	477,145
3,730	*	Saia, Inc	84,298
12,342		Skywest, Inc	86,394
191,443		Southwest Airlines Co	1,759,361
10,223	*	Spirit Airlines, Inc	219,897
24,679	*	Swift Transportation Co, Inc	204,836
82,880	*,e	UAL Corp	1,565,603
118,436		Union Pacific Corp	14,521,438
180,137		United Parcel Service, Inc (Class B)	13,620,158
1,485		Universal Truckload Services, Inc	22,112
39,989	*,e	US Airways Group, Inc	458,274
25,422		UTI Worldwide, Inc	336,842
14,046		Werner Enterprises, Inc	324,182
4,930	*,e	Wesco Aircraft Holdings, Inc	65,816
4,257	*,e	XPO Logistics, Inc	54,149
6,596	*,e	Zipcar, Inc	68,796

		TOTAL TRANSPORTATION	70,831,261

UTILITIES - 3.8%
159,732	*	AES Corp	1,926,369
27,847		AGL Resources, Inc	1,127,804
9,332		Allete, Inc	386,905
27,191		Alliant Energy Corp	1,270,092
59,412		Ameren Corp	2,032,485
6,280	*,e	American DG Energy, Inc	12,497
118,836		American Electric Power Co, Inc	5,019,633
6,853		American States Water Co	278,574

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,813		American Water Works Co, Inc	$1,588,222
34,171		Aqua America, Inc	876,144
1,522	e	Artesian Resources Corp	32,753
30,198	e	Atlantic Power Corp	416,128
22,192		Atmos Energy Corp	795,583
14,590		Avista Corp	403,851
11,097		Black Hills Corp	353,439
2,819	*,e	Cadiz, Inc	20,015
9,806		California Water Service Group	181,117
100,767	*	Calpine Corp	1,722,108
102,345		Centerpoint Energy, Inc	2,155,386
3,763		CH Energy Group, Inc	244,708
2,233		Chesapeake Utilities Corp	102,137
14,934		Cleco Corp	653,512
65,152		CMS Energy Corp	1,606,648
1,994		Connecticut Water Service, Inc	60,279
71,915		Consolidated Edison, Inc	4,638,518
3,410		Consolidated Water Co, Inc	27,962
1,714	e	Delta Natural Gas Co, Inc	34,794
142,040		Dominion Resources, Inc	7,714,192
41,826		DTE Energy Co	2,566,862
175,186		Duke Energy Corp	11,874,106
81,044		Edison International	3,742,612
11,350		El Paso Electric Co	384,198
9,813		Empire District Electric Co	210,980
44,072		Entergy Corp	3,202,712
212,126		Exelon Corp	8,298,369
104,051		FirstEnergy Corp	5,225,441
3,274		Genie Energy Ltd	23,114
33,923		Great Plains Energy, Inc	752,412
23,668		Hawaiian Electric Industries, Inc	674,301
12,258		Idacorp, Inc	517,288
19,352		Integrys Energy Group, Inc	1,171,570
12,683		ITC Holdings Corp	940,952
6,510		Laclede Group, Inc	271,988
44,297		MDU Resources Group, Inc	991,810
5,471		MGE Energy, Inc	262,280
3,647		Middlesex Water Co	68,199
17,799		National Fuel Gas Co	871,083
10,578		New Jersey Resources Corp	485,530
103,010		NextEra Energy, Inc	7,303,409
70,717		NiSource, Inc	1,809,648
78,006		Northeast Utilities	3,110,879
7,325		Northwest Natural Gas Co	356,654
8,837		NorthWestern Corp	326,350
56,757		NRG Energy, Inc	1,124,924
58,794		NV Energy, Inc	1,075,342
24,191		OGE Energy Corp	1,284,784
53,036		Oneok, Inc	2,360,632
4,216	e	Ormat Technologies, Inc	75,888
8,452		Otter Tail Corp	198,368
56,830		Pepco Holdings, Inc	1,134,327

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

105,032		PG&E Corp			$4,848,277
17,846		Piedmont Natural Gas Co, Inc			567,146
27,238		Pinnacle West Capital Corp			1,458,323
19,594		PNM Resources, Inc			407,555
18,608		Portland General Electric Co			506,696
144,353		PPL Corp			4,171,802
125,817		Public Service Enterprise Group, Inc			4,182,157
43,730		Questar Corp			889,906
192,438	*	RRI Energy, Inc			458,002
28,353		SCANA Corp			1,394,117
59,312		Sempra Energy			4,176,158
3,305		SJW Corp			77,106
7,932		South Jersey Industries, Inc			419,286
215,975		Southern Co			10,399,195
11,355		Southwest Gas Corp			507,114
53,672		TECO Energy, Inc			976,294
27,940		UGI Corp			856,361
12,420		UIL Holdings Corp			460,037
4,387		Unitil Corp			116,519
9,964		UNS Energy Corp			405,535
20,165		Vectren Corp			601,925
31,388		Westar Energy, Inc			959,217
12,690		WGL Holdings, Inc			513,311
57,334		Wisconsin Energy Corp			2,335,787
121,114		Xcel Energy, Inc			3,548,640
2,976	e	York Water Co			53,657

		TOTAL UTILITIES			143,668,990

		TOTAL COMMON STOCKS			3,757,545,843

		(Cost $3,251,711,608)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
1,566		Hampton Roads Bankshares, Inc			4,049
1,566		Hampton Roads Bankshares, Inc (2nd Entitlements)			0

		TOTAL BANKS			4,049

ENERGY - 0.0%
2,156	e,m	Magnum Hunter Resources Corp			0

		TOTAL ENERGY			0

		TOTAL RIGHTS / WARRANTS			4,049

		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.9%
TREASURY DEBT - 0.2%
$8,600,000		United States Treasury Bill	0.055-0.056%	08/02/12	8,599,987

					8,599,987

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
101,354,617	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$101,354,617

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	101,354,617

		TOTAL SHORT-TERM INVESTMENTS	109,954,604

		(Cost $109,954,604)

		TOTAL INVESTMENTS - 102.6%	3,867,504,496
		(Cost $3,361,666,212)
		OTHER ASSETS & LIABILITIES, NET - (2.6)%	(98,303,881)

		NET ASSETS - 100.0%	$3,769,200,615

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $97,779,987.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.6%
13,282	*,e	BorgWarner, Inc	$891,222
446,508		Ford Motor Co	4,125,734
27,666	*	Goodyear Tire & Rubber Co	316,776
27,101		Harley-Davidson, Inc	1,171,576
79,600		Johnson Controls, Inc	1,962,140

		TOTAL AUTOMOBILES & COMPONENTS	8,467,448

BANKS - 3.0%
80,916		BB&T Corp	2,538,335
22,540		Comerica, Inc	680,933
106,445		Fifth Third Bancorp	1,471,070
30,130		First Horizon National Corp	247,970
60,690		Hudson City Bancorp, Inc	385,382
98,411		Huntington Bancshares, Inc	611,624
111,594		Keycorp	890,520
14,670		M&T Bank Corp	1,259,273
41,009		People’s United Financial, Inc	469,963
61,869		PNC Financial Services Group, Inc	3,656,458
165,394		Regions Financial Corp	1,151,142
62,357		SunTrust Banks, Inc	1,474,743
221,583		US Bancorp	7,423,031
621,545		Wells Fargo & Co	21,014,437
21,207		Zions Bancorporation	385,967

		TOTAL BANKS	43,660,848

CAPITAL GOODS - 7.8%
81,170		3M Co	7,405,139
87,626		Boeing Co	6,476,438
76,313		Caterpillar, Inc	6,426,318
18,423		Cooper Industries plc	1,324,245
21,921		Cummins, Inc	2,102,224
67,276		Danaher Corp	3,552,846
46,538		Deere & Co	3,575,049
21,493		Dover Corp	1,170,724
39,126	e	Eaton Corp	1,715,284
85,832		Emerson Electric Co	4,100,195
1,898	*	Engility Holdings, Inc	27,711
34,552		Fastenal Co	1,489,882
6,338		Flowserve Corp	760,433
19,798		Fluor Corp	981,585
42,192		General Dynamics Corp	2,676,660
1,239,274		General Electric Co	25,714,936
91,156		Honeywell International, Inc	5,291,606
55,857		Illinois Tool Works, Inc	3,035,269

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

34,615		Ingersoll-Rand plc	$1,468,022
15,101	*	Jacobs Engineering Group, Inc	582,445
12,402		Joy Global, Inc	644,160
11,391		L-3 Communications Holdings, Inc	807,508
31,149		Lockheed Martin Corp	2,780,671
40,850		Masco Corp	491,426
29,430		Northrop Grumman Corp	1,948,266
41,301		Paccar, Inc	1,652,453
13,433		Pall Corp	717,457
17,500		Parker Hannifin Corp	1,405,600
17,001		Precision Castparts Corp	2,644,676
24,101	*	Quanta Services, Inc	554,082
38,780		Raytheon Co	2,151,514
16,414		Rockwell Automation, Inc	1,105,647
16,993		Rockwell Collins, Inc	859,336
11,283		Roper Industries, Inc	1,122,094
6,599		Snap-On, Inc	447,280
20,005		Stanley Works	1,338,134
32,807		Textron, Inc	854,622
54,160		Tyco International Ltd	2,975,550
106,609		United Technologies Corp	7,935,974
7,069		W.W. Grainger, Inc	1,447,944
21,050		Xylem, Inc	504,779

		TOTAL CAPITAL GOODS	114,266,184

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
12,035		Avery Dennison Corp	370,558
12,551		Cintas Corp	497,396
5,603		Dun & Bradstreet Corp	449,305
13,937		Equifax, Inc	652,809
19,520		Iron Mountain, Inc	628,739
22,656	e	Pitney Bowes, Inc	302,684
21,039	e	R.R. Donnelley & Sons Co	254,993
36,830		Republic Services, Inc	1,065,492
16,222		Robert Half International, Inc	438,156
9,953	*	Stericycle, Inc	924,136
53,583		Waste Management, Inc	1,843,255

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,427,523

CONSUMER DURABLES & APPAREL - 1.0%
33,634		Coach, Inc	1,659,165
31,764		DR Horton, Inc	559,999
6,200	*	Fossil, Inc	444,478
7,975		Harman International Industries, Inc	321,791
13,348	e	Hasbro, Inc	478,125
15,851		Leggett & Platt, Inc	367,426
19,406	e	Lennar Corp (Class A)	566,849
39,846		Mattel, Inc	1,401,384
32,976		Newell Rubbermaid, Inc	582,027
42,903		Nike, Inc (Class B)	4,004,995
37,741	*	Pulte Homes, Inc	426,473
7,519		Ralph Lauren Corp	1,085,293
10,131		VF Corp	1,512,558
9,051		Whirlpool Corp	611,486

		TOTAL CONSUMER DURABLES & APPAREL	14,022,049

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.9%
12,642	*	Apollo Group, Inc (Class A)	$343,863
52,496		Carnival Corp	1,747,067
3,712	*	Chipotle Mexican Grill, Inc (Class A)	1,085,129
15,066		Darden Restaurants, Inc	771,078
6,813		DeVry, Inc	133,739
33,546		H&R Block, Inc	541,097
33,859		International Game Technology	383,284
31,002		Marriott International, Inc (Class A)	1,129,093
118,873		McDonald’s Corp	10,622,491
88,739		Starbucks Corp	4,018,102
22,789		Starwood Hotels & Resorts Worldwide, Inc	1,234,024
16,856		Wyndham Worldwide Corp	877,355
9,298		Wynn Resorts Ltd	871,687
53,888		Yum! Brands, Inc	3,494,098

		TOTAL CONSUMER SERVICES	27,252,107

DIVERSIFIED FINANCIALS - 5.5%
114,614		American Express Co	6,614,374
25,740		Ameriprise Financial, Inc	1,331,273
1,254,266		Bank of America Corp	9,206,313
139,566		Bank of New York Mellon Corp	2,969,964
14,996		BlackRock, Inc	2,553,219
66,379		Capital One Financial Corp	3,749,750
126,651		Charles Schwab Corp	1,599,602
342,993		Citigroup, Inc	9,305,400
38,880		CME Group, Inc	2,026,037
60,462		Discover Financial Services	2,174,213
28,961	*	E*Trade Financial Corp	220,972
10,392	e	Federated Investors, Inc (Class B)	208,983
16,619		Franklin Resources, Inc	1,910,354
57,544		Goldman Sachs Group, Inc	5,806,190
8,514	*	IntercontinentalExchange, Inc	1,117,207
52,469		Invesco Ltd	1,161,139
445,260		JPMorgan Chase & Co	16,029,360
13,973		Legg Mason, Inc	342,618
22,585		Leucadia National Corp	489,643
22,906		Moody’s Corp	928,380
178,222		Morgan Stanley	2,434,513
13,802		Nasdaq Stock Market, Inc	313,305
28,210		Northern Trust Corp	1,280,734
29,463		NYSE Euronext	750,717
58,183		SLM Corp	930,346
57,180		State Street Corp	2,308,928
29,537		T Rowe Price Group, Inc	1,794,373

		TOTAL DIVERSIFIED FINANCIALS	79,557,907

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 11.2%
23,846	*	Alpha Natural Resources, Inc	$167,160
57,850		Anadarko Petroleum Corp	4,017,104
45,728		Apache Corp	3,938,095
51,318		Baker Hughes, Inc	2,377,050
24,017		Cabot Oil & Gas Corp	1,013,277
28,833	*	Cameron International Corp	1,449,435
76,745	e	Chesapeake Energy Corp	1,444,341
230,791		Chevron Corp	25,290,078
146,407		ConocoPhillips	7,970,397
26,652		Consol Energy, Inc	772,375
45,750	*	Denbury Resources, Inc	691,740
47,322	*	Devon Energy Corp	2,797,677
7,959	e	Diamond Offshore Drilling, Inc	520,678
27,000		Ensco plc	1,466,910
31,546		EOG Resources, Inc	3,091,823
17,330		Equitable Resources, Inc	977,412
546,929	d	Exxon Mobil Corp	47,500,784
27,702	*	FMC Technologies, Inc	1,249,914
108,001		Halliburton Co	3,578,073
12,451		Helmerich & Payne, Inc	578,972
35,226		Hess Corp	1,661,258
59,104		Kinder Morgan, Inc	2,116,514
82,547		Marathon Oil Corp	2,185,019
39,653		Marathon Petroleum Corp	1,875,587
22,494		Murphy Oil Corp	1,207,028
32,752	*	Nabors Industries Ltd	453,288
49,870		National Oilwell Varco, Inc	3,605,601
15,795	*	Newfield Exploration Co	482,221
29,553		Noble Corp	1,093,461
20,592		Noble Energy, Inc	1,800,359
94,877		Occidental Petroleum Corp	8,257,145
31,922		Peabody Energy Corp	666,531
73,171		Phillips 66	2,751,230
14,404		Pioneer Natural Resources Co	1,276,627
20,482		Questar Market Resources, Inc	615,074
18,798		Range Resources Corp	1,176,755
14,293	*	Rowan Cos PLC	502,113
155,990		Schlumberger Ltd	11,115,847
40,279	*	Southwestern Energy Co	1,339,277
76,378		Spectra Energy Corp	2,344,041
12,129		Sunoco, Inc	584,497
16,348	*	Tesoro Corp	452,022
64,720		Valero Energy Corp	1,779,800
73,221		Williams Cos, Inc	2,327,696
22,682	*	WPX Energy, Inc	361,778

		TOTAL ENERGY	162,924,064

FOOD & STAPLES RETAILING - 2.5%
50,576		Costco Wholesale Corp	4,864,400
149,913		CVS Corp	6,783,563
65,373		Kroger Co	1,449,319
27,895	e	Safeway, Inc	433,767

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

68,545		Sysco Corp	$2,014,538
100,947		Walgreen Co	3,670,433
201,843		Wal-Mart Stores, Inc	15,023,174
18,919		Whole Foods Market, Inc	1,736,386

		TOTAL FOOD & STAPLES RETAILING	35,975,580

FOOD, BEVERAGE & TOBACCO - 6.6%
238,031		Altria Group, Inc	8,561,975
77,063		Archer Daniels Midland Co	2,010,574
18,124		Beam, Inc	1,139,637
11,629		Brown-Forman Corp (Class B)	1,088,009
20,462		Campbell Soup Co	677,497
263,869		Coca-Cola Co	21,320,615
35,120		Coca-Cola Enterprises, Inc	1,029,718
48,116		ConAgra Foods, Inc	1,187,984
19,967	*	Constellation Brands, Inc (Class A)	563,269
20,756	*	Dean Foods Co	256,752
24,794		Dr Pepper Snapple Group, Inc	1,130,111
75,745		General Mills, Inc	2,931,332
37,091		H.J. Heinz Co	2,047,794
17,799		Hershey Co	1,276,900
15,845	e	Hormel Foods Corp	442,234
13,265		J.M. Smucker Co	1,018,752
28,864		Kellogg Co	1,376,813
207,400		Kraft Foods, Inc (Class A)	8,235,854
15,273		Lorillard, Inc	1,964,719
15,146		McCormick & Co, Inc	922,088
23,613		Mead Johnson Nutrition Co	1,722,804
17,915		Molson Coors Brewing Co (Class B)	758,163
18,000	*	Monster Beverage Corp	1,196,460
182,938		PepsiCo, Inc	13,305,081
199,495		Philip Morris International, Inc	18,241,823
38,791		Reynolds American, Inc	1,794,859
33,387		Tyson Foods, Inc (Class A)	501,139

		TOTAL FOOD, BEVERAGE & TOBACCO	96,702,956

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
40,669		Aetna, Inc	1,466,524
29,398		AmerisourceBergen Corp	1,167,101
9,821		Bard (C.R.), Inc	955,191
64,422		Baxter International, Inc	3,769,331
23,716		Becton Dickinson & Co	1,795,538
168,564	*	Boston Scientific Corp	871,476
40,082		Cardinal Health, Inc	1,727,133
25,362	*	CareFusion Corp	619,086
16,975	*	Cerner Corp	1,254,792
33,744		Cigna Corp	1,359,208
16,554		Coventry Health Care, Inc	551,745
56,433		Covidien plc	3,153,476
11,005	*	DaVita, Inc	1,083,112
16,063		Dentsply International, Inc	583,729
13,276	*	Edwards Lifesciences Corp	1,343,531

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

94,232	*	Express Scripts Holding Co	$5,459,802
19,102		Humana, Inc	1,176,683
4,645	*	Intuitive Surgical, Inc	2,236,568
11,114	*	Laboratory Corp of America Holdings	934,576
27,547		McKesson Corp	2,499,339
121,742		Medtronic, Inc	4,799,070
10,081		Patterson Cos, Inc	343,762
18,564		Quest Diagnostics, Inc	1,084,695
36,884		St. Jude Medical, Inc	1,377,986
37,885		Stryker Corp	1,971,157
45,771	*	Tenet Healthcare Corp	211,462
121,364		UnitedHealth Group, Inc	6,200,487
12,827	*	Varian Medical Systems, Inc	700,098
38,716		WellPoint, Inc	2,063,176
20,382		Zimmer Holdings, Inc	1,201,111

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	53,960,945

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
49,382		Avon Products, Inc	764,927
15,221		Clorox Co	1,106,719
55,831		Colgate-Palmolive Co	5,994,016
26,390		Estee Lauder Cos (Class A)	1,382,308
45,878		Kimberly-Clark Corp	3,987,257
320,498		Procter & Gamble Co	20,684,941

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	33,920,168

INSURANCE - 3.5%
39,627		ACE Ltd	2,912,584
54,723		Aflac, Inc	2,395,773
57,510		Allstate Corp	1,972,593
73,173	*	American International Group, Inc	2,288,120
37,805		Aon plc	1,860,006
9,961		Assurant, Inc	360,688
205,696	*	Berkshire Hathaway, Inc (Class B)	17,451,249
31,587		Chubb Corp	2,296,059
18,564		Cincinnati Financial Corp	702,462
54,124	*	Genworth Financial, Inc (Class A)	272,785
51,614		Hartford Financial Services Group, Inc	849,050
33,217		Lincoln National Corp	666,001
35,382		Loews Corp	1,400,773
63,842		Marsh & McLennan Cos, Inc	2,120,193
124,260		Metlife, Inc	3,823,480
34,759		Principal Financial Group	889,483
71,352		Progressive Corp	1,408,488
54,883		Prudential Financial, Inc	2,649,751
11,469		Torchmark Corp	570,583
45,524		Travelers Cos, Inc	2,852,079
33,356		UnumProvident Corp	630,095
36,570		XL Capital Ltd	755,170

		TOTAL INSURANCE	51,127,465

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.3%
24,740		Air Products & Chemicals, Inc	$1,989,838
8,017		Airgas, Inc	635,909
124,932		Alcoa, Inc	1,058,174
12,641		Allegheny Technologies, Inc	379,609
18,325		Ball Corp	761,587
11,726		Bemis Co, Inc	360,574
7,467		CF Industries Holdings, Inc	1,461,740
16,274		Cleveland-Cliffs, Inc	665,444
139,855		Dow Chemical Co	4,025,027
109,623		Du Pont (E.I.) de Nemours & Co	5,448,263
17,738		Eastman Chemical Co	927,343
34,187		Ecolab, Inc	2,237,539
16,056		FMC Corp	878,263
111,048		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,738,986
9,240		International Flavors & Fragrances, Inc	515,038
50,639		International Paper Co	1,661,465
20,169		MeadWestvaco Corp	572,800
62,406		Monsanto Co	5,343,202
34,858		Mosaic Co	2,025,598
57,990		Newmont Mining Corp	2,578,815
36,729		Nucor Corp	1,439,777
18,747	*	Owens-Illinois, Inc	345,882
17,821		PPG Industries, Inc	1,950,687
34,944		Praxair, Inc	3,625,789
21,848		Sealed Air Corp	353,938
10,037		Sherwin-Williams Co	1,348,471
13,996		Sigma-Aldrich Corp	968,523
9,489		Titanium Metals Corp	110,642
16,917	e	United States Steel Corp	349,336
15,138		Vulcan Materials Co	586,446

		TOTAL MATERIALS	48,344,705

MEDIA - 3.4%
25,071		Cablevision Systems Corp (Class A)	384,589
75,851		CBS Corp (Class B)	2,537,974
315,382		Comcast Corp (Class A)	10,265,684
76,630	*	DIRECTV	3,805,446
29,506	*	Discovery Communications, Inc (Class A)	1,493,889
27,581		Gannett Co, Inc	389,168
50,610		Interpublic Group of Cos, Inc	499,521
32,393		McGraw-Hill Cos, Inc	1,521,175
246,469		News Corp (Class A)	5,673,716
31,576		Omnicom Group, Inc	1,584,484
11,176		Scripps Networks Interactive (Class A)	601,828
36,565		Time Warner Cable, Inc	3,105,465
112,307		Time Warner, Inc	4,393,450
61,752		Viacom, Inc (Class B)	2,884,436
209,075		Walt Disney Co	10,273,946
576		Washington Post Co (Class B)	194,976

		TOTAL MEDIA	49,609,747

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
184,042		Abbott Laboratories	$12,203,825
40,670		Agilent Technologies, Inc	1,557,255
22,473	*	Alexion Pharmaceuticals, Inc	2,356,294
35,982		Allergan, Inc	2,953,043
90,827		Amgen, Inc	7,502,310
28,025	*	Biogen Idec, Inc	4,086,886
197,591		Bristol-Myers Squibb Co	7,034,240
51,535	*	Celgene Corp	3,528,086
119,419		Eli Lilly & Co	5,258,018
31,091	*	Forest Laboratories, Inc	1,043,103
88,600	*	Gilead Sciences, Inc	4,813,638
19,324	*	Hospira, Inc	671,509
321,230		Johnson & Johnson	22,235,541
20,892	*	Life Technologies Corp	916,741
355,767		Merck & Co, Inc	15,714,228
49,645	*	Mylan Laboratories, Inc	1,143,324
12,855		PerkinElmer, Inc	328,445
10,817		Perrigo Co	1,233,354
875,854		Pfizer, Inc	21,055,530
42,979		Thermo Electron Corp	2,392,641
10,221	*	Waters Corp	791,923
14,767	*	Watson Pharmaceuticals, Inc	1,149,316

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	119,969,250

REAL ESTATE - 2.2%
53,322		AMB Property Corp	1,723,900
46,170		American Tower Corp	3,338,553
16,548		Apartment Investment & Management Co (Class A)	453,912
11,158		AvalonBay Communities, Inc	1,641,230
17,351		Boston Properties, Inc	1,924,226
37,348	*	CBRE Group, Inc	581,882
35,179		Equity Residential	2,227,182
49,086		HCP, Inc	2,317,350
24,765		Health Care REIT, Inc	1,541,126
84,099		Host Marriott Corp	1,234,573
47,133		Kimco Realty Corp	918,622
18,436		Plum Creek Timber Co, Inc	748,317
16,654		Public Storage, Inc	2,480,613
35,459		Simon Property Group, Inc	5,690,815
33,820		Ventas, Inc	2,274,395
21,723		Vornado Realty Trust	1,813,871
62,253		Weyerhaeuser Co	1,453,608

		TOTAL REAL ESTATE	32,364,175

RETAILING - 3.9%
9,750		Abercrombie & Fitch Co (Class A)	329,550
42,160	*	Amazon.com, Inc	9,835,928
4,847	*,e	Autonation, Inc	191,117
3,110	*	Autozone, Inc	1,166,965
27,015	*	Bed Bath & Beyond, Inc	1,646,564
32,350		Best Buy Co, Inc	585,212
7,481	*	Big Lots, Inc	303,055

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

26,710	*	Carmax, Inc	$743,339
27,150	*	Dollar Tree, Inc	1,366,731
10,667		Expedia, Inc	607,912
13,420		Family Dollar Stores, Inc	886,794
15,797	e	GameStop Corp (Class A)	253,068
38,957		Gap, Inc	1,148,842
18,243		Genuine Parts Co	1,168,099
179,051		Home Depot, Inc	9,342,881
17,198	e	JC Penney Co, Inc	387,127
27,788		Kohl’s Corp	1,381,619
27,988		Limited Brands, Inc	1,330,830
137,682		Lowe’s Companies, Inc	3,492,992
47,863		Macy’s, Inc	1,715,410
6,315	*,e	NetFlix, Inc	359,008
18,411		Nordstrom, Inc	996,772
14,754	*	O’Reilly Automotive, Inc	1,265,008
5,826	*	Priceline.com, Inc	3,855,297
26,393		Ross Stores, Inc	1,753,551
4,266	*,e	Sears Holdings Corp	211,124
79,534		Staples, Inc	1,013,263
77,357		Target Corp	4,691,702
14,843		Tiffany & Co	815,326
86,692		TJX Companies, Inc	3,838,722
10,950	*	TripAdvisor, Inc	409,640
12,839	*	Urban Outfitters, Inc	392,232

		TOTAL RETAILING	57,485,680

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
66,785	*	Advanced Micro Devices, Inc	271,147
37,367		Altera Corp	1,324,660
34,546		Analog Devices, Inc	1,350,058
149,968		Applied Materials, Inc	1,633,152
57,440		Broadcom Corp (Class A)	1,946,067
6,574	*,e	First Solar, Inc	102,160
588,469		Intel Corp	15,123,653
19,380		Kla-Tencor Corp	986,636
23,334	*	Lam Research Corp	802,923
26,935		Linear Technology Corp	868,654
64,997	*	LSI Logic Corp	448,479
22,651	e	Microchip Technology, Inc	756,090
112,898	*	Micron Technology, Inc	701,097
71,125	*	Nvidia Corp	963,032
20,898	*	Teradyne, Inc	307,410
133,881		Texas Instruments, Inc	3,646,918
30,565		Xilinx, Inc	990,306

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	32,222,442

SOFTWARE & SERVICES - 9.4%
75,398		Accenture plc	4,546,499
57,448	*	Adobe Systems, Inc	1,773,994
20,503	*	Akamai Technologies, Inc	721,296
26,614	*	Autodesk, Inc	902,747

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

57,212		Automatic Data Processing, Inc	$3,235,339
18,738	*	BMC Software, Inc	742,025
40,985		CA, Inc	986,509
21,562	*	Citrix Systems, Inc	1,567,126
35,625	*	Cognizant Technology Solutions Corp (Class A)	2,022,431
17,671		Computer Sciences Corp	435,060
134,440	*	eBay, Inc	5,955,692
37,758	*	Electronic Arts, Inc	416,093
27,657		Fidelity National Information Services, Inc	869,536
16,043	*	Fiserv, Inc	1,125,095
29,745	*	Google, Inc (Class A)	18,827,693
134,916		International Business Machines Corp	26,440,838
34,356		Intuit, Inc	1,993,335
12,419		Mastercard, Inc (Class A)	5,421,763
874,512		Microsoft Corp	25,771,869
453,910		Oracle Corp	13,708,082
37,330		Paychex, Inc	1,220,318
22,345	*	Red Hat, Inc	1,199,033
31,596		SAIC, Inc	365,566
16,151	*	Salesforce.com, Inc	2,008,538
83,246	*	Symantec Corp	1,311,125
19,542	*	Teradata Corp	1,321,430
18,761		Total System Services, Inc	443,698
18,200		VeriSign, Inc	808,444
58,251		Visa, Inc (Class A)	7,518,456
71,741		Western Union Co	1,250,446
142,604	*	Yahoo!, Inc	2,258,847

		TOTAL SOFTWARE & SERVICES	137,168,923

TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
18,957		Amphenol Corp (Class A)	1,116,188
109,365	*	Apple, Inc	66,795,768
626,614		Cisco Systems, Inc	9,994,493
177,611		Corning, Inc	2,026,542
174,251	*	Dell, Inc	2,070,102
245,634	*	EMC Corp	6,438,067
9,294	*	F5 Networks, Inc	867,874
18,042		Flir Systems, Inc	368,959
13,274		Harris Corp	552,862
231,341		Hewlett-Packard Co	4,219,660
20,933		Jabil Circuit, Inc	454,246
26,281	*	JDS Uniphase Corp	258,605
61,384	*	Juniper Networks, Inc	1,076,062
8,335		Lexmark International, Inc (Class A)	145,779
15,504	e	Molex, Inc	389,460
34,179		Motorola, Inc	1,652,213
42,039	*	NetApp, Inc	1,373,414
200,522		Qualcomm, Inc	11,967,153
28,525	*	SanDisk Corp	1,173,233
44,317	e	Seagate Technology, Inc	1,330,396
50,025		Tyco Electronics Ltd	1,651,325
27,394	*	Western Digital Corp	1,089,460
156,127		Xerox Corp	1,081,960

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	118,093,821

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 3.3%
685,763		AT&T, Inc	$26,004,133
72,693		CenturyTel, Inc	3,019,667
29,865	*	Crown Castle International Corp	1,848,046
112,794	e	Frontier Communications Corp	442,152
33,427	*	MetroPCS Communications, Inc	292,821
351,128	*	Sprint Nextel Corp	1,530,918
332,313		Verizon Communications, Inc	15,000,609
68,851	e	Windstream Corp	685,756

		TOTAL TELECOMMUNICATION SERVICES	48,824,102

TRANSPORTATION - 1.9%
18,690		CH Robinson Worldwide, Inc	987,767
120,934		CSX Corp	2,774,226
24,611		Expeditors International Washington, Inc	875,413
36,900		FedEx Corp	3,332,070
38,120		Norfolk Southern Corp	2,822,786
5,818		Ryder System, Inc	229,462
88,182		Southwest Airlines Co	810,393
55,709		Union Pacific Corp	6,830,480
112,238		United Parcel Service, Inc (Class B)	8,486,315

		TOTAL TRANSPORTATION	27,148,912

UTILITIES - 3.8%
75,450	*	AES Corp	909,927
13,355		AGL Resources, Inc	540,878
28,392		Ameren Corp	971,290
56,674		American Electric Power Co, Inc	2,393,910
49,497		Centerpoint Energy, Inc	1,042,407
29,844		CMS Energy Corp	735,953
34,270		Consolidated Edison, Inc	2,210,415
66,860		Dominion Resources, Inc	3,631,167
19,904		DTE Energy Co	1,221,508
82,339		Duke Energy Corp	5,580,937
37,732		Edison International	1,742,464
20,475		Entergy Corp	1,487,918
99,733		Exelon Corp	3,901,555
48,938		FirstEnergy Corp	2,457,666
9,022		Integrys Energy Group, Inc	546,192
48,797		NextEra Energy, Inc	3,459,707
32,907		NiSource, Inc	842,090
36,695		Northeast Utilities	1,463,397
25,876		NRG Energy, Inc	512,862
24,071		Oneok, Inc	1,071,400
26,134		Pepco Holdings, Inc	521,635
49,414		PG&E Corp	2,280,950
12,445		Pinnacle West Capital Corp	666,305
67,877		PPL Corp	1,961,645
58,590		Public Service Enterprise Group, Inc	1,947,532

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

13,322	SCANA Corp			$655,043
28,071	Sempra Energy			1,976,479
101,630	Southern Co			4,893,485
24,536	TECO Energy, Inc			446,310
26,967	Wisconsin Energy Corp			1,098,635
56,391	Xcel Energy, Inc			1,652,256

	TOTAL UTILITIES			54,823,918

	TOTAL COMMON STOCKS			1,455,320,919

	(Cost $1,311,618,102)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.0%
TREASURY DEBT - 0.2%
$2,900,000		United States Treasury Bill	0.056%	08/02/12	2,899,995

					2,899,995

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
11,349,643	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			11,349,643

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,349,643

		TOTAL SHORT-TERM INVESTMENTS			14,249,638

		(Cost $14,249,638)

		TOTAL INVESTMENTS - 100.8%			1,469,570,557
		(Cost $1,325,867,740)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(11,856,658)

		NET ASSETS - 100.0%			$1,457,713,899

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,085,700.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 0.8%
48,287	*	American Axle & Manufacturing Holdings, Inc	$521,017
22,015	*	Amerigon, Inc (Class A)	247,669
45,823		Cooper Tire & Rubber Co	800,528
109,227		Dana Holding Corp	1,439,612
17,982	*	Dorman Products, Inc	516,443
13,885		Drew Industries, Inc	372,951
55,530	*	Exide Technologies	162,703
13,306	*	Federal Mogul Corp (Class A)	132,395
10,898	*,e	Fuel Systems Solutions, Inc	193,112
33,646	*	Modine Manufacturing Co	225,765
3,652		Shiloh Industries, Inc	38,382
25,433		Spartan Motors, Inc	129,708
14,293		Standard Motor Products, Inc	200,959
20,154	*	Stoneridge, Inc	129,389
17,122		Superior Industries International, Inc	292,615
44,340	*	Tenneco, Inc	1,298,719
4,600	*	Tower International, Inc	39,514
20,738	*,e	Winnebago Industries, Inc	210,076

		TOTAL AUTOMOBILES & COMPONENTS	6,951,557

BANKS - 8.0%
11,157		1st Source Corp	247,909
21,536	*	1st United Bancorp, Inc	127,708
5,325		Access National Corp	73,591
3,530		Alliance Financial Corp	124,009
5,639	e	American National Bankshares, Inc	127,554
17,684	*	Ameris Bancorp	211,147
5,674	e	Ames National Corp	122,785
17,423		Apollo Residential Mortgage	348,983
7,882	e	Arrow Financial Corp	191,690
62,759	e	Astoria Financial Corp	591,190
4,884		Bancfirst Corp	198,388
20,395		Banco Latinoamericano de Exportaciones S.A. (Class E)	414,426
69,369		Bancorpsouth, Inc	1,005,157
33,364		Bank Mutual Corp	142,131
4,158		Bank of Kentucky Financial Corp	102,162
3,873		Bank of Marin Bancorp	144,928
21,066		Bank of the Ozarks, Inc	678,115
14,300		BankFinancial Corp	112,398
13,496		Banner Corp	306,764
2,806		Bar Harbor Bankshares	97,733
56,230	*	BBCN Bancorp, Inc	637,648
24,243	*	Beneficial Mutual Bancorp, Inc	207,520
3,043	*	Berkshire Bancorp, Inc	25,166

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,995		Berkshire Hills Bancorp, Inc	$359,248
7,008	*	BofI Holding, Inc	141,351
56,354		Boston Private Financial Holdings, Inc	530,291
6,203	e	Bridge Bancorp, Inc	124,370
6,473	*,e	Bridge Capital Holdings	100,526
50,010		Brookline Bancorp, Inc	420,584
8,566		Bryn Mawr Bank Corp	177,145
5,941	*	BSB Bancorp, Inc	73,965
2,322		C&F Financial Corp	95,039
5,599		Camden National Corp	201,956
7,650	*	Cape Bancorp, Inc	70,992
10,208	*,e	Capital Bank Corp	24,193
8,226	e	Capital City Bank Group, Inc	60,297
21,091		Cardinal Financial Corp	269,965
4,317	*,e	Cascade Bancorp	22,362
57,688		Cathay General Bancorp	933,969
8,770		Center Bancorp, Inc	96,909
21,732		Centerstate Banks of Florida, Inc	168,423
15,603	*	Central Pacific Financial Corp	209,080
2,420		Century Bancorp, Inc	72,794
4,875		Charter Financial Corp	43,241
19,831		Chemical Financial Corp	444,809
8,818		Citizens & Northern Corp	163,045
28,881	*	Citizens Republic Bancorp, Inc	519,858
10,962	e	City Holding Co	362,294
6,948		Clifton Savings Bancorp, Inc	67,743
8,706		CNB Financial Corp	143,388
26,134		CoBiz, Inc	175,098
29,097		Columbia Banking System, Inc	525,201
28,932		Community Bank System, Inc	795,919
10,523		Community Trust Bancorp, Inc	357,151
1,911	*	Crescent Financial Bancshares, Inc	10,167
64,599	e	CVB Financial Corp	762,268
22,645		Dime Community Bancshares	328,352
98,663	*	Doral Financial Corp	134,182
12,116	*	Eagle Bancorp, Inc	215,059
4,190	e	Enterprise Bancorp, Inc	69,596
13,899		Enterprise Financial Services Corp	174,432
8,282	e	ESB Financial Corp	116,693
7,349		ESSA Bancorp, Inc	77,679
16,105	*	EverBank Financial Corp	192,938
13,526	e	Farmers National Banc Corp	79,533
7,042		Federal Agricultural Mortgage Corp (Class C)	177,036
6,928	e	Fidelity Southern Corp	62,907
10,038		Financial Institutions, Inc	172,654
12,692		First Bancorp (NC)	108,136
50,627	*	First Bancorp (Puerto Rico)	191,370
6,044	e	First Bancorp, Inc	101,539
57,212		First Busey Corp	266,608
16,215	*	First California Financial Group, Inc	108,803
75,885		First Commonwealth Financial Corp	531,954
12,770		First Community Bancshares, Inc	185,037

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,530	e	First Connecticut Bancorp	$166,774
7,031		First Defiance Financial Corp	114,254
2,536	*,e	First Federal Bancshares of Arkansas, Inc	21,099
42,178		First Financial Bancorp	673,161
22,810	e	First Financial Bankshares, Inc	786,831
8,135		First Financial Corp	241,203
11,892		First Financial Holdings, Inc	140,326
11,582	*	First Financial Northwest, Inc	94,972
11,742		First Interstate Bancsystem, Inc	169,202
20,665		First Merchants Corp	294,063
54,027		First Midwest Bancorp, Inc	610,505
6,124		First of Long Island Corp	175,698
7,617	e	First Pactrust Bancorp, Inc	85,691
80,105		FirstMerit Corp	1,297,701
22,278		Flushing Financial Corp	314,343
102,393		FNB Corp	1,114,036
7,199	*,e	FNB United Corp	85,524
9,608		Fox Chase Bancorp, Inc	143,159
10,885	*	Franklin Financial Corp	175,684
9,123		German American Bancorp, Inc	185,653
52,855		Glacier Bancorp, Inc	801,810
7,546		Great Southern Bancorp, Inc	231,285
8,930	*,e	Greene County Bancshares, Inc	16,163
55,053	*,e	Guaranty Bancorp	105,702
55,580		Hancock Holding Co	1,694,078
22,749	*	Hanmi Financial Corp	249,102
10,468		Heartland Financial USA, Inc	273,529
15,044	*	Heritage Commerce Corp	92,220
11,288		Heritage Financial Corp	156,339
6,264	e	Heritage Financial Group	83,875
14,562	*,e	Heritage Oaks Bancorp	78,635
803		Hingham Institution for Savings	48,750
4,910	*	Home Bancorp, Inc	82,586
16,132		Home Bancshares, Inc	486,380
11,392		Home Federal Bancorp, Inc	113,009
9,310	e	Home Loan Servicing Solutions Ltd	133,878
3,040	*	HomeStreet, Inc	111,446
2,695		Horizon Bancorp	72,711
11,284		Hudson Valley Holding Corp	190,248
21,625		IBERIABANK Corp	1,012,699
16,086	e	Independent Bank Corp	477,915
39,182		International Bancshares Corp	718,206
32,110	*	Investors Bancorp, Inc	522,430
10,926		Kearny Financial Corp	106,201
6,526		K-Fed Bancorp	94,888
19,484		Lakeland Bancorp, Inc	183,539
11,947		Lakeland Financial Corp	307,516
14,766		MainSource Financial Group, Inc	172,467
39,437		MB Financial, Inc	796,233
7,034	*,e	Mercantile Bank Corp	116,483
3,624		Merchants Bancshares, Inc	95,819
6,569	*	Meridian Interstate Bancorp, Inc	100,965

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,415	*,e	MetroCorp Bancshares, Inc	$118,031
135,342	*,e	MGIC Investment Corp	326,174
3,876		Middleburg Financial Corp	62,675
5,877	e	Midsouth Bancorp, Inc	83,747
4,884		MidWestOne Financial Group, Inc	103,932
3,012	*,e	NASB Financial, Inc	57,198
5,048	e	National Bankshares, Inc	153,560
88,984		National Penn Bancshares, Inc	786,619
13,839	*,e	Nationstar Mortgage Holdings, Inc	304,735
24,812		NBT Bancorp, Inc	521,300
10,601		Northfield Bancorp, Inc	158,697
4,678		Northrim BanCorp, Inc	94,308
70,512		Northwest Bancshares, Inc	821,465
10,949		OceanFirst Financial Corp	149,016
78,326	*	Ocwen Financial Corp	1,547,722
69,428		Old National Bancorp	849,799
8,087	*	OmniAmerican Bancorp, Inc	169,746
31,196		Oriental Financial Group, Inc	323,814
33,044		Oritani Financial Corp	465,590
3,178	*	Pacific Capital Bancorp	144,980
13,789		Pacific Continental Corp	127,272
7,741	*	Pacific Mercantile Bancorp	51,710
21,880		PacWest Bancorp	501,271
8,335	e	Park National Corp	564,613
26,745	*	Park Sterling Bank	122,760
6,388	e	Peapack Gladstone Financial Corp	97,736
2,710	e	Penns Woods Bancorp, Inc	105,555
11,485	*	Pennsylvania Commerce Bancorp, Inc	143,562
7,887		Peoples Bancorp, Inc	172,410
4,403	*,e	Peoples Federal Bancshares, Inc	73,794
24,945	*	Pinnacle Financial Partners, Inc	487,675
9,771	*	Preferred Bank	105,331
43,960		PrivateBancorp, Inc	673,467
34,852		Prosperity Bancshares, Inc	1,413,946
7,006		Provident Financial Holdings, Inc	85,753
43,377		Provident Financial Services, Inc	660,632
25,586		Provident New York Bancorp	211,340
96,950	e	Radian Group, Inc	271,460
18,463		Renasant Corp	326,795
7,676	e	Republic Bancorp, Inc (Class A)	181,230
21,298		Rockville Financial, Inc	248,122
5,766		Roma Financial Corp	52,413
21,162	e	S&T Bancorp, Inc	349,173
9,250	e	S.Y. Bancorp, Inc	216,172
18,027		Sandy Spring Bancorp, Inc	321,061
10,865		SCBT Financial Corp	402,440
52,467	*	Seacoast Banking Corp of Florida	73,454
7,627		SI Financial Group, Inc	89,236
7,949	e	Sierra Bancorp	84,895
12,437	e	Simmons First National Corp (Class A)	290,280
12,759	e	Southside Bancshares, Inc	266,153
14,047	*	Southwest Bancorp, Inc	129,232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,875	*	State Bank & Trust Co	$363,941
16,290		StellarOne Corp	218,123
22,415		Sterling Bancorp	214,960
19,252	*	Sterling Financial Corp	386,195
7,000	*	Suffolk Bancorp	91,000
27,094	*	Sun Bancorp, Inc	79,656
136,999		Susquehanna Bancshares, Inc	1,460,409
11,744	*,e	Taylor Capital Group, Inc	204,933
8,372		Territorial Bancorp, Inc	196,742
27,820	*	Texas Capital Bancshares, Inc	1,198,764
20,796	*	The Bancorp, Inc	194,443
7,076	e	Tompkins Trustco, Inc	277,804
18,968	e	TowneBank	271,242
4,375	*	Tree.com, Inc	56,525
11,546		Trico Bancshares	176,076
67,519		Trustco Bank Corp NY	372,030
47,434		Trustmark Corp	1,146,954
23,657		UMB Financial Corp	1,136,955
81,154		Umpqua Holdings Corp	1,012,802
14,669		Union Bankshares Corp	223,996
36,829	e	United Bankshares, Inc	858,116
30,135	*,e	United Community Banks, Inc	205,219
10,901		United Financial Bancorp, Inc	155,339
12,709		Univest Corp of Pennsylvania	202,200
24,682		ViewPoint Financial Group	434,527
19,312	*	Virginia Commerce Bancorp	155,848
7,680	*	Walker & Dunlop, Inc	97,075
10,627		Washington Banking Co	148,565
10,389		Washington Trust Bancorp, Inc	257,855
5,213	*,e	Waterstone Financial, Inc	17,359
52,015		Webster Financial Corp	1,067,348
17,029		WesBanco, Inc	352,671
10,920		West Bancorporation, Inc	110,729
14,399	*	West Coast Bancorp	286,396
20,415	e	Westamerica Bancorporation	939,090
50,378	*	Western Alliance Bancorp	464,485
20,465		Westfield Financial, Inc	152,669
44,622	*	Wilshire Bancorp, Inc	282,903
26,611		Wintrust Financial Corp	976,890
5,368		WSFS Financial Corp	222,396

		TOTAL BANKS	67,489,518

CAPITAL GOODS - 8.6%
28,683		A.O. Smith Corp	1,417,514
77,477	*,e	A123 Systems, Inc	34,090
13,678		Aaon, Inc	249,897
28,951		AAR Corp	411,394
34,143	*	Accuride Corp	177,202
20,443		Aceto Corp	179,490
53,274		Actuant Corp (Class A)	1,516,178
31,144		Acuity Brands, Inc	1,804,483
28,333	*	Aegion Corp	492,994

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,048	*	Aerovironment, Inc	$304,801
42,361		Aircastle Ltd	501,131
5,320		Alamo Group, Inc	152,312
20,290		Albany International Corp (Class A)	363,191
19,381		Altra Holdings, Inc	320,174
14,527	*	Ameresco, Inc	176,648
6,790	*	American Railcar Industries, Inc	206,620
6,618		American Science & Engineering, Inc	377,491
30,097	*	American Superconductor Corp	111,660
6,977	*	American Woodmark Corp	116,307
5,930		Ampco-Pittsburgh Corp	93,160
23,366	*	API Technologies Corp	80,379
20,391		Apogee Enterprises, Inc	330,130
30,978		Applied Industrial Technologies, Inc	1,151,143
7,111		Argan, Inc	112,425
69,514	*	ArvinMeritor, Inc	325,326
14,711	*	Astec Industries, Inc	429,561
7,576	*	Astronics Corp	227,886
18,210		AZZ, Inc	559,229
39,818		Barnes Group, Inc	950,058
34,365	*	Beacon Roofing Supply, Inc	911,016
33,279		Belden CDT, Inc	1,069,254
35,295	*	Blount International, Inc	501,895
17,414	*	Bluelinx Holdings, Inc	37,440
35,995		Brady Corp (Class A)	954,947
35,160		Briggs & Stratton Corp	613,190
32,692	*,e	Builders FirstSource, Inc	117,691
9,513	*	CAI International, Inc	196,729
214,969	*,e	Capstone Turbine Corp	223,568
6,860		Cascade Corp	323,175
17,814		Ceradyne, Inc	391,908
21,976	*	Chart Industries, Inc	1,425,363
12,556		CIRCOR International, Inc	386,599
36,866		Clarcor, Inc	1,782,471
5,774		Coleman Cable, Inc	50,061
14,651	*	Columbus McKinnon Corp	215,516
26,444		Comfort Systems USA, Inc	258,887
18,820	*	Commercial Vehicle Group, Inc	145,102
4,082	*	CPI Aerostructures, Inc	46,331
11,475		Cubic Corp	555,046
34,417		Curtiss-Wright Corp	1,031,477
26,105	*	DigitalGlobe, Inc	508,264
15,932	e	Douglas Dynamics, Inc	213,011
6,353	*	DXP Enterprises, Inc	280,803
24,922	*	Dycom Industries, Inc	434,141
9,476		Dynamic Materials Corp	158,344
4,473		Eastern Co	79,843
10,778	*	Edgen Group, Inc	80,835
48,984		EMCOR Group, Inc	1,289,749
13,932		Encore Wire Corp	381,737
31,088	*,e	Energy Recovery, Inc	69,948
35,233	*	EnerSys	1,203,207

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,725	*,e	Enphase Energy, Inc	$33,262
15,118	*	EnPro Industries, Inc	521,117
19,605		ESCO Technologies, Inc	705,976
22,501	*	Esterline Technologies Corp	1,321,259
44,940	*	Federal Signal Corp	254,810
33,987	*	Flow International Corp	108,758
17,158		Franklin Electric Co, Inc	967,883
8,547		Freightcar America, Inc	173,846
114,776	*,e	FuelCell Energy, Inc	119,367
26,517	*	Furmanite Corp	118,796
43,064	*	GenCorp, Inc	363,891
17,900		Generac Holdings, Inc	408,478
11,428	*	GeoEye, Inc	290,614
22,093	*	Gibraltar Industries, Inc	210,325
12,380	e	Global Power Equipment Group, Inc	254,409
10,952		Gorman-Rupp Co	304,028
6,839		Graham Corp	116,605
28,397		Granite Construction, Inc	735,482
42,595		Great Lakes Dredge & Dock Corp	303,702
16,489	*	Greenbrier Cos, Inc	268,771
33,671		Griffon Corp	295,968
20,715	*	H&E Equipment Services, Inc	292,496
8,392		Hardinge, Inc	76,535
38,396	e	Heico Corp	1,370,353
73,258	*	Hexcel Corp	1,706,179
13,452	e	Houston Wire & Cable Co	154,025
4,659	*	Hurco Cos, Inc	95,044
38,833	*	II-VI, Inc	677,248
12,194		Insteel Industries, Inc	121,452
22,874	*	Interline Brands, Inc	580,542
20,835		John Bean Technologies Corp	305,233
8,964	*	Kadant, Inc	185,644
19,437		Kaman Corp	633,257
23,413		Kaydon Corp	494,014
13,299	*,e	KEYW Holding Corp	146,422
28,991	*,e	Kratos Defense & Security Solutions, Inc	163,799
14,327	*	Layne Christensen Co	302,300
6,827		LB Foster Co (Class A)	202,011
9,172	e	Lindsay Manufacturing Co	650,295
6,452	*	LMI Aerospace, Inc	116,330
13,808		LSI Industries, Inc	89,062
12,349	*	Lydall, Inc	157,573
43,001	*	Mastec, Inc	686,296
11,225		Met-Pro Corp	101,586
6,399	*	Michael Baker Corp	161,383
13,711	*	Middleby Corp	1,342,581
8,413		Miller Industries, Inc	138,141
33,148	*	Moog, Inc (Class A)	1,206,256
19,910		Mueller Industries, Inc	848,763
112,982		Mueller Water Products, Inc (Class A)	399,956
14,803	*	MYR Group, Inc	241,585
4,133		Nacco Industries, Inc (Class A)	413,920

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,432	e	National Presto Industries, Inc	$228,365
13,609	*	NCI Building Systems, Inc	146,433
12,120	*	NN, Inc	109,080
5,870	*	Nortek, Inc	299,488
7,144	*	Northwest Pipe Co	173,956
1,883	*,e	Omega Flex, Inc	18,811
42,568	*	Orbital Sciences Corp	557,641
19,545	*	Orion Marine Group, Inc	141,310
2,880	*	Patrick Industries, Inc	33,523
25,790		Perini Corp	292,974
14,139	*,e	Pgt, Inc	41,569
12,275	*	Pike Electric Corp	105,197
14,691	*,e	PMFG, Inc	117,528
6,633	*	Powell Industries, Inc	227,313
1,801		Preformed Line Products Co	97,488
21,553		Primoris Services Corp	266,180
3,950	*,e	Proto Labs, Inc	149,429
26,300		Quanex Building Products Corp	444,470
26,552		Raven Industries, Inc	869,047
16,318	*	RBC Bearings, Inc	764,335
20,752	*,e	Rexnord Corp	402,589
28,401		Robbins & Myers, Inc	1,301,902
24,011	*	Rush Enterprises, Inc (Class A)	387,778
8,519		Sauer-Danfoss, Inc	308,303
221	*	Seaboard Corp	486,200
8,281		SeaCube Container Leasing Ltd	145,414
1,802		SIFCO Industries, Inc	34,688
29,335		Simpson Manufacturing Co, Inc	711,081
9,395		Standex International Corp	401,918
11,937	*	Sterling Construction Co, Inc	118,535
15,361		Sun Hydraulics Corp	346,851
7,616		Sypris Solutions, Inc	47,295
21,071		TAL International Group, Inc	719,575
42,031	*	Taser International, Inc	227,388
26,956	*	Teledyne Technologies, Inc	1,679,359
13,642		Tennant Co	568,462
8,852	e	Textainer Group Holdings Ltd	333,012
10,594	*,e	Thermon Group Holdings	227,559
31,088	e	Titan International, Inc	642,589
12,194	*,e	Titan Machinery, Inc	346,797
10,657	*,e	Trex Co, Inc	271,540
23,216	*	Trimas Corp	504,716
6,410	e	Twin Disc, Inc	125,508
14,443		Universal Forest Products, Inc	461,165
55,680	*,e	USG Corp	904,243
14,178		Vicor Corp	95,134
49,237	*	Wabash National Corp	333,827
21,643		Watsco, Inc	1,470,425
21,867		Watts Water Technologies, Inc (Class A)	735,606
3,722	*	Willis Lease Finance Corp	46,674
50,366		Woodward Governor Co	1,690,787

		TOTAL CAPITAL GOODS	72,209,107

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
38,747		ABM Industries, Inc	$720,694
36,233	*	Acacia Research (Acacia Technologies)	1,025,756
83,271	*	ACCO Brands Corp	705,305
14,735		Acorn Energy, Inc	127,900
16,375		Administaff, Inc	429,680
25,154	*	Advisory Board Co	1,131,679
13,386		American Ecology Corp	261,027
26,289	*	American Reprographics Co	114,883
11,421	*	Asset Acceptance Capital Corp	66,584
7,979		Asta Funding, Inc	74,364
6,946	*	AT Cross Co	66,890
5,668		Barrett Business Services, Inc	148,048
34,070		Brink’s Co	790,424
17,396	*	Casella Waste Systems, Inc (Class A)	87,850
27,027	*,e	CBIZ, Inc	142,973
9,882		CDI Corp	159,693
5,162	e	Ceco Environmental Corp	41,296
40,603	*,e	Cenveo, Inc	76,740
780		Compx International, Inc	10,015
5,868	*	Consolidated Graphics, Inc	139,130
81,300	*,e	Coolbrands International, Inc	163,413
24,354		Corporate Executive Board Co	1,123,450
7,434		Courier Corp	82,666
7,931	*	CRA International, Inc	122,851
37,270		Deluxe Corp	1,055,486
22,031	*	Dolan Media Co	107,511
15,809	*	Encore Capital Group, Inc	442,652
65,159	*,e	EnergySolutions, Inc	108,164
17,481	*,e	EnerNOC, Inc	110,830
18,690		Ennis, Inc	268,015
9,901	*	Exponent, Inc	511,783
9,980	*	Franklin Covey Co	103,892
30,631	*	FTI Consulting, Inc	782,009
14,067		G & K Services, Inc (Class A)	443,251
45,158	*	Geo Group, Inc	1,044,053
10,648	*	GP Strategies Corp	182,187
49,193		Healthcare Services Group	1,066,504
13,448		Heidrick & Struggles International, Inc	179,934
5,526	*,e	Heritage-Crystal Clean, Inc	96,594
42,867		Herman Miller, Inc	784,466
18,722	*	Hill International, Inc	72,829
33,418		HNI Corp	887,916
23,999	*	Hudson Highland Group, Inc	109,195
16,532	*	Huron Consulting Group, Inc	556,798
14,306	*	ICF International, Inc	351,498
112,439	*,e	ICO Global Communications Holdings Ltd	124,807
22,919	*,e	Innerworkings, Inc	274,799
43,383		Interface, Inc	575,259
6,643		Intersections, Inc	94,596
19,323		Kelly Services, Inc (Class A)	229,171

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,512	*	Kforce, Inc	$248,894
23,487		Kimball International, Inc (Class B)	219,603
34,526		Knoll, Inc	472,661
34,490	*	Korn/Ferry International	453,888
18,131		McGrath RentCorp	482,466
29,242	*	Metalico, Inc	56,730
20,297		Mine Safety Appliances Co	696,593
11,516	*	Mistras Group, Inc	258,880
27,563	*	Mobile Mini, Inc	394,702
9,721		Multi-Color Corp	188,976
37,358	*	Navigant Consulting, Inc	434,474
4,826		NL Industries, Inc	56,947
52,793	*,e	Odyssey Marine Exploration, Inc	198,502
31,874	*	On Assignment, Inc	496,916
12,534	*	Portfolio Recovery Associates, Inc	1,061,379
18,140	e	Quad	279,175
31,363		Resources Connection, Inc	354,088
15,284	*	RPX Corp	191,814
8,990		Schawk, Inc (Class A)	102,306
11,323	*	Standard Parking Corp	240,161
55,564		Steelcase, Inc (Class A)	476,183
28,302	*	SYKES Enterprises, Inc	418,587
14,358	*	Team, Inc	447,108
46,467	*	Tetra Tech, Inc	1,194,667
9,305	*	TMS International Corp	91,003
12,784	*	TRC Cos, Inc	83,991
29,125	*	TrueBlue, Inc	443,283
10,627		Unifirst Corp	665,463
30,050		United Stationers, Inc	757,561
14,593		Viad Corp	252,897
2,966		VSE Corp	68,099
4,691	*	WageWorks, Inc	66,565

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	30,232,072

CONSUMER DURABLES & APPAREL - 3.1%
25,598		American Greetings Corp (Class A)	340,197
9,125	*	Arctic Cat, Inc	401,500
8,123		Bassett Furniture Industries, Inc	99,507
102,471	*,e	Beazer Homes USA, Inc	237,733
7,488		Blyth, Inc	256,688
65,181		Brunswick Corp	1,433,330
46,424	e	Callaway Golf Co	254,868
4,968	*	Cavco Industries, Inc	237,768
5,865		Cherokee, Inc	78,591
15,126	*	Clarus Corp	148,840
9,126	e	Columbia Sportswear Co	461,684
66,213	*	CROCS, Inc	1,016,370
7,028		CSS Industries, Inc	131,705
6,322		Culp, Inc	63,220
4,922	*	Delta Apparel, Inc	68,908
17,454	e	Ethan Allen Interiors, Inc	360,076

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

79,936	*,e	Fifth & Pacific Cos, Inc	$885,691
3,256		Flexsteel Industries, Inc	69,646
12,178	*	G-III Apparel Group Ltd	299,213
23,367	*	Helen of Troy Ltd	711,759
7,785	*,e	Hooker Furniture Corp	91,785
72,031	*,e	Hovnanian Enterprises, Inc (Class A)	167,112
51,532	*	Iconix Brand Group, Inc	913,662
19,807	*,e	iRobot Corp	450,807
19,077		Jakks Pacific, Inc	305,614
4,065	*	Johnson Outdoors, Inc	85,080
59,250		Jones Apparel Group, Inc	626,273
57,607	e	KB Home	532,289
5,302	*	Kenneth Cole Productions, Inc (Class A)	79,742
18,887	*,e	K-Swiss, Inc (Class A)	58,739
37,114	*	La-Z-Boy, Inc	443,883
36,421	*	Leapfrog Enterprises, Inc	418,477
14,820	*	Libbey, Inc	215,186
6,978		Lifetime Brands, Inc	89,877
13,410	*	M/I Homes, Inc	222,472
16,977	*	Maidenform Brands, Inc	357,875
6,663		Marine Products Corp	36,313
28,485		MDC Holdings, Inc	907,532
22,367	*	Meritage Homes Corp	785,082
13,004		Movado Group, Inc	304,814
10,103		Oxford Industries, Inc	436,854
8,684	*	Perry Ellis International, Inc	163,693
34,791		Pool Corp	1,282,396
94,002	*	Quiksilver, Inc	271,666
5,854		RG Barry Corp	77,975
32,566		Ryland Group, Inc	777,676
36,798	*,e	Sealy Corp	61,453
28,142	*	Skechers U.S.A., Inc (Class A)	561,152
11,683	*,e	Skullcandy, Inc	168,352
48,412	*	Smith & Wesson Holding Corp	488,961
78,213	*,e	Standard-Pacific Corp	443,468
4,684	*	Steinway Musical Instruments, Inc	115,414
28,831	*	Steven Madden Ltd	1,165,637
14,322	e	Sturm Ruger & Co, Inc	707,937
18,602		True Religion Apparel, Inc	488,117
15,545	*,e	Tumi Holdings, Inc	280,587
10,000	*	Unifi, Inc	110,800
10,847	*	Universal Electronics, Inc	136,564
14,513	*,e	Vera Bradley, Inc	330,751
29,962	*	Warnaco Group, Inc	1,278,179
5,253		Weyco Group, Inc	125,021
35,633		Wolverine World Wide, Inc	1,583,174
18,383	*,e	Zagg, Inc	204,051

		TOTAL CONSUMER DURABLES & APPAREL	25,909,786

CONSUMER SERVICES - 4.2%
18,081	*	AFC Enterprises	399,409
13,261	*,e	American Public Education, Inc	332,984

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,301		Ameristar Casinos, Inc	$409,958
10,531	*	Ascent Media Corp (Series A)	524,233
8,639		Benihana, Inc	140,125
18,002	*,e	BJ’s Restaurants, Inc	712,519
10,276	*	Bluegreen Corp	49,222
21,020		Bob Evans Farms, Inc	809,690
41,215	*,e	Boyd Gaming Corp	234,925
14,097	*	Bravo Brio Restaurant Group, Inc	254,733
12,923	*,e	Bridgepoint Education, Inc	117,599
13,575	*	Buffalo Wild Wings, Inc	985,409
26,542	*,e	Caesars Entertainment Corp	222,422
9,950	*	Capella Education Co	263,874
37,322	*	Career Education Corp	175,787
15,246	*,e	Caribou Coffee Co, Inc	173,347
13,154		Carriage Services, Inc	106,284
12,109	*	Carrols Restaurant Group, Inc	65,510
13,881		CBRL Group, Inc	869,783
13,352		CEC Entertainment, Inc	460,110
39,484	*	Cheesecake Factory	1,323,504
9,380		Churchill Downs, Inc	519,089
23,138	*,e	Coinstar, Inc	1,098,824
3,871	e	Collectors Universe	56,478
59,067	*,e	Corinthian Colleges, Inc	119,315
70,925	*	Denny’s Corp	309,233
11,019	*	DineEquity, Inc	587,313
42,471		Domino’s Pizza, Inc	1,449,960
19,210	*,e	Education Management Corp	72,230
4,812		Einstein Noah Restaurant Group, Inc	81,804
11,674	*	Fiesta Restaurant Group, Inc	179,663
2,256		Frisch’s Restaurants, Inc	73,343
23,027	*	Gaylord Entertainment Co	846,242
29,514	*	Grand Canyon Education, Inc	491,113
41,041		Hillenbrand, Inc	709,599
4,777	*	Ignite Restaurant Group, Inc	65,302
19,990		International Speedway Corp (Class A)	512,544
28,589		Interval Leisure Group, Inc	524,322
15,946	*	Isle of Capri Casinos, Inc	93,603
32,432	*	Jack in the Box, Inc	875,340
51,357	*	Jamba, Inc	140,718
19,639	*,e	K12, Inc	355,073
42,838	*	Krispy Kreme Doughnuts, Inc	261,312
31,551	*	Life Time Fitness, Inc	1,432,731
18,706		Lincoln Educational Services Corp	81,558
15,632	*	Luby’s, Inc	103,640
8,786		Mac-Gray Corp	121,510
14,126		Marcus Corp	185,333
19,173	*	Marriott Vacations Worldwide Corp	594,746
20,339		Matthews International Corp (Class A)	589,831
6,008	*	Monarch Casino & Resort, Inc	44,880
15,521	*	Morgans Hotel Group Co	76,984
16,326	*	MTR Gaming Group, Inc	58,774
20,078	*	Multimedia Games, Inc	284,104

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

1,932	*,e	Nathan’s Famous, Inc	$58,520
5,435		National American University Holdings, Inc	22,447
69,797	*	Orient-Express Hotels Ltd (Class A)	636,549
13,010	*	Papa John’s International, Inc	663,640
9,556	*,e	Peet’s Coffee & Tea, Inc	720,522
46,152	*	Pinnacle Entertainment, Inc	500,749
18,511	*	Premier Exhibitions, Inc	40,539
10,622	*	Red Lion Hotels Corp	79,453
10,605	*	Red Robin Gourmet Burgers, Inc	316,559
42,268		Regis Corp	715,175
47,327	*	Ruby Tuesday, Inc	303,366
25,394	*	Ruth’s Chris Steak House, Inc	170,648
42,040	*	Scientific Games Corp (Class A)	355,658
39,619	*	Shuffle Master, Inc	578,834
28,840		Six Flags Entertainment Corp	1,661,472
44,615	*	Sonic Corp	441,689
50,030		Sotheby’s (Class A)	1,468,380
8,388		Speedway Motorsports, Inc	133,453
871	*	Steak N Shake Co	327,278
11,320	*	Steiner Leisure Ltd	472,044
54,322	e	Stewart Enterprises, Inc (Class A)	371,019
8,669	e	Strayer Education, Inc	629,890
45,190		Texas Roadhouse, Inc (Class A)	782,239
16,694	*	Town Sports International Holdings, Inc	215,686
15,088		Universal Technical Institute, Inc	173,361
26,489		Vail Resorts, Inc	1,314,914
40,573	*	WMS Industries, Inc	745,326

		TOTAL CONSUMER SERVICES	35,527,348

DIVERSIFIED FINANCIALS - 3.5%
148,233		Apollo Investment Corp	1,138,429
24,594	e	Artio Global Investors, Inc	79,439
70,928		BGC Partners, Inc (Class A)	352,512
54,039		BlackRock Kelso Capital Corp	510,669
13,853		Calamos Asset Management, Inc (Class A)	146,426
1,240	e	California First National Bancorp	20,138
2,230		Capital Southwest Corp	232,812
21,582		Cash America International, Inc	827,022
13,321	e	Cohen & Steers, Inc	439,593
62,981	*	Cowen Group, Inc	157,453
5,759	*	Credit Acceptance Corp	552,058
5,709	*,e	Deerfield Capital Corp	41,847
2,014		Diamond Hill Investment Group, Inc	150,466
32,089	*	Dollar Financial Corp	615,146
22,466		Duff & Phelps Corp	331,149
11,509		Epoch Holding Corp	242,610
20,612		Evercore Partners, Inc (Class A)	477,580
35,234	*	Ezcorp, Inc (Class A)	792,765
31,372	*	FBR Capital Markets Corp	91,293
7,798	e	Fidus Investment Corp	119,153
59,417	e	Fifth Street Finance Corp	600,706
33,396	*,e	Financial Engines, Inc	626,843

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,935	*	First Cash Financial Services, Inc	$839,494
39,949	*,e	First Marblehead Corp	42,745
6,791	*	Firsthand Technology Value Fund, Inc	109,539
5,653		Friedman Billings Ramsey Group, Inc (Class A)	126,401
4,170	*	FX Alliance, Inc	92,157
14,888	e	FXCM, Inc	156,324
10,647	e	Gain Capital Holdings, Inc	51,105
4,821		GAMCO Investors, Inc (Class A)	215,451
50,188		GFI Group, Inc	159,598
15,453		Gladstone Capital Corp	125,942
16,280		Gladstone Investment Corp	117,542
10,331	e	Golub Capital BDC, Inc	158,891
17,292	*,e	Green Dot Corp	180,528
21,417	e	Greenhill & Co, Inc	850,683
15,613	*,e	GSV Capital Corp	159,565
23,102	*,e	Harris & Harris Group, Inc	85,939
35,839		Hercules Technology Growth Capital, Inc	402,472
23,509	*	HFF, Inc (Class A)	307,028
5,230	e	Horizon Technology Finance Corp	85,667
10,196	*	International Assets Holding Corp	194,234
26,343	*	Internet Capital Group, Inc	235,506
28,892	*	Investment Technology Group, Inc	239,226
35,415	e	iShares Russell 2000 Index Fund	2,774,765
13,784		JMP Group, Inc	85,874
24,501	e	KBW, Inc	394,711
17,755		KCAP Financial, Inc	141,330
71,660	*	Knight Capital Group, Inc (Class A)	740,248
71,370	*,e	Ladenburg Thalmann Financial Services, Inc	101,345
20,444		Main Street Capital Corp	501,082
9,802		Manning & Napier, Inc	133,699
26,855		MarketAxess Holdings, Inc	811,558
5,868		Marlin Business Services Corp	90,132
55,367		MCG Capital Corp	242,507
12,884		Medallion Financial Corp	142,755
12,495		Medley Capital Corp	154,938
6,141		MicroFinancial, Inc	59,261
17,547		MVC Capital, Inc	223,022
17,696		Nelnet, Inc (Class A)	416,033
22,354	*,e	Netspend Holdings, Inc	196,715
9,282	e	New Mountain Finance Corp	131,897
19,513	*	NewStar Financial, Inc	232,595
16,024		NGP Capital Resources Co	116,975
7,041	e	Nicholas Financial, Inc	93,082
7,562		Oppenheimer Holdings, Inc	105,187
40,645		PennantPark Investment Corp	424,334
41,800	*,e	PHH Corp	677,578
16,429	*	Pico Holdings, Inc	396,103
11,781	*	Piper Jaffray Cos	251,053
108,268	e	Prospect Capital Corp	1,199,609
6,826		Pzena Investment Management, Inc (Class A)	26,280
3,491	*,e	Regional Management Corp	52,679

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,711		Resource America, Inc (Class A)	$52,876
15,010	*	Safeguard Scientifics, Inc	232,205
14,869	e	Sanders Morris Harris Group, Inc	128,914
26,760		Solar Capital Ltd	609,325
7,721		Solar Senior Capital Ltd	131,489
39,439	*	Stifel Financial Corp	1,187,114
21,626	*	SWS Group, Inc	123,917
4,172		TCP Capital Corp	60,577
8,592		THL Credit, Inc	118,570
26,811		TICC Capital Corp	261,139
19,679	e	Triangle Capital Corp	451,240
4,536	*	Virtus Investment Partners, Inc	379,754
21,287		Walter Investment Management Corp	481,512
4,795		Westwood Holdings Group, Inc	178,614
42,260	*	WisdomTree Investments, Inc	282,719
8,054	*,e	World Acceptance Corp	574,009

		TOTAL DIVERSIFIED FINANCIALS	29,653,467

ENERGY - 6.0%
58,319	*	Abraxas Petroleum Corp	146,381
1,524		Adams Resources & Energy, Inc	63,337
8,224		Alon USA Energy, Inc	89,806
26,876	*,e	Amyris Biotechnologies, Inc	104,010
6,563	e	APCO Argentina, Inc	109,865
20,854	*,e	Approach Resources, Inc	550,546
155,495		Arch Coal, Inc	1,121,119
35,640	*	ATP Oil & Gas Corp	51,678
22,221	*	Basic Energy Services, Inc	240,431
38,233		Berry Petroleum Co (Class A)	1,453,619
35,997	*	Bill Barrett Corp	758,097
6,171		Bolt Technology Corp	89,788
6,980	*	Bonanza Creek Energy, Inc	122,359
75,772	*	BPZ Energy, Inc	172,760
26,278		Bristow Group, Inc	1,202,744
32,167	*,e	C&J Energy Services, Inc	604,096
67,854	*,e	Cal Dive International, Inc	109,924
27,649	*	Callon Petroleum Co	137,416
28,535	*	Carrizo Oil & Gas, Inc	719,367
4,010	*,e	Ceres, Inc	34,767
4,215	*,e	Clayton Williams Energy, Inc	173,995
47,632	*,e	Clean Energy Fuels Corp	672,088
43,996	*	Cloud Peak Energy, Inc	728,134
34,719	*	Comstock Resources, Inc	561,753
9,420	*	Contango Oil & Gas Co	558,135
4,984	*,e	CREDO Petroleum Corp	71,919
15,534	*	Crimson Exploration, Inc	68,350
29,510		Crosstex Energy, Inc	398,090
11,600	*	CVR Energy, Inc	331,296
61,937	*	CVR Energy, Inc (Contingent value right)	0
5,997	*	Dawson Geophysical Co	138,171
12,274		Delek US Holdings, Inc	242,289
29,577	*	Dril-Quip, Inc	2,168,290

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,975	*,e	Endeavour International Corp	$291,166
20,783	*	Energy Partners Ltd	351,233
57,970		Energy XXI Bermuda Ltd	1,807,505
13,074	*	Evolution Petroleum Corp	109,168
47,865	*	Exterran Holdings, Inc	706,966
10,638	*	Forbes Energy Services Ltd	46,914
88,187	*,e	Forest Oil Corp	604,081
15,986	*,e	Forum Energy Technologies, Inc	333,148
37,628	e	Frontline Ltd	139,224
37,765	*	FX Energy, Inc	254,158
16,966	*	GasLog Ltd	168,133
47,783	*	Gastar Exploration Ltd	93,177
15,263	*	Georesources, Inc	510,700
18,491	*,e	Gevo, Inc	71,745
15,560	*	Global Geophysical Services, Inc	91,337
18,943	*,e	Goodrich Petroleum Corp	219,739
20,855	*,e	Green Plains Renewable Energy, Inc	92,596
10,505		Gulf Island Fabrication, Inc	292,144
19,350	*	Gulfmark Offshore, Inc	695,633
40,940	*	Gulfport Energy Corp	843,364
50,787	*,e	Halcon Resources Corp	335,194
4,736	e	Hallador Petroleum Co	35,615
26,916	*,e	Harvest Natural Resources, Inc	212,098
96,537	*,e	Heckmann Corp	297,334
77,164	*	Helix Energy Solutions Group, Inc	1,379,692
114,195	*	Hercules Offshore, Inc	409,960
26,089	*	Hornbeck Offshore Services, Inc	1,104,869
97,482	*	ION Geophysical Corp	648,255
797	*,e	Isramco, Inc	85,271
111,934	*	Key Energy Services, Inc	896,591
19,010	*,e	KiOR, Inc (Class A)	145,236
17,595	e	Knightsbridge Tankers Ltd	151,493
196,125	*,e	Kodiak Oil & Gas Corp	1,637,644
24,667		Lufkin Industries, Inc	1,135,915
108,453	*,e	Magnum Hunter Resources Corp	412,121
9,660	*	Matador Resources Co	101,140
18,931	*	Matrix Service Co	196,125
74,445	*,e	McMoRan Exploration Co	972,252
17,339	*	Midstates Petroleum Co, Inc	147,728
22,397	*,e	Miller Petroleum, Inc	87,124
9,174	*	Mitcham Industries, Inc	162,105
8,472	*	Natural Gas Services Group, Inc	122,844
64,856	*,e	Newpark Resources, Inc	442,967
38,140	e	Nordic American Tanker Shipping	446,238
46,332	*,e	Northern Oil And Gas, Inc	730,192
58,250	*,e	Oasis Petroleum, Inc	1,524,985
17,963	e	Overseas Shipholding Group, Inc	102,748
4,596	*	OYO Geospace Corp	435,609
5,369		Panhandle Oil and Gas, Inc (Class A)	164,828
87,095	*	Parker Drilling Co	403,250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,794	*	PDC Energy, Inc	$571,003
34,112		Penn Virginia Corp	228,550
39,844	*,e	Petroquest Energy, Inc	219,540
9,481	*	PHI, Inc	252,953
44,635	*	Pioneer Energy Services Corp	358,865
87,947	*,e	Quicksilver Resources, Inc	397,520
5,030	*,e	Renewable Energy Group, Inc	24,898
164,942	*	Rentech, Inc	328,235
34,791	*,e	Resolute Energy Corp	301,638
31,107	*,e	Rex Energy Corp	394,437
4,426	*	Rex Stores Corp	78,119
8,869	*	RigNet, Inc	165,673
38,612	*	Rosetta Resources, Inc	1,610,893
8,344	*,e	Sanchez Energy Corp	138,844
15,882	*,e	Saratoga Resources, Inc	95,133
27,121	*	Scorpio Tankers, Inc	162,997
30,723	*	SemGroup Corp	1,035,672
33,622	e	Ship Finance International Ltd	486,847
23,584	*,e	Solazyme, Inc	323,808
35,690	*	Stone Energy Corp	937,219
30,875	*	Swift Energy Co	577,054
28,121	*	Synergy Resources Corp	82,676
21,263		Targa Resources Investments, Inc	936,635
45,477	e	Teekay Tankers Ltd (Class A)	176,906
22,478	*	Tesco Corp	260,520
55,900	*	Tetra Technologies, Inc	387,387
10,497	*	TGC Industries, Inc	73,269
31,107	*,e	Triangle Petroleum Corp	173,888
12,843	*	Union Drilling, Inc	45,978
46,796	*,e	Uranerz Energy Corp	72,066
64,324	*,e	Uranium Energy Corp	128,648
41,765	*	Vaalco Energy, Inc	306,137
140,319	*,e	Vantage Drilling Co	220,301
22,152	*,e	Venoco, Inc	205,349
34,086	*,e	Voyager Oil & Gas, Inc	38,517
25,846		W&T Offshore, Inc	477,893
50,250	*	Warren Resources, Inc	116,580
41,335	e	Western Refining, Inc	972,613
7,131	*,e	Westmoreland Coal Co	52,484
29,774	*	Willbros Group, Inc	203,952
17,978	*,e	ZaZa Energy Corp	67,957

		TOTAL ENERGY	50,333,828

FOOD & STAPLES RETAILING - 1.1%
13,787		Andersons, Inc	523,492
830		Arden Group, Inc (Class A)	72,061
27,909		Casey’s General Stores, Inc	1,658,632
7,917	*,e	Chefs’ Warehouse Holdings, Inc	127,859
32,023		Harris Teeter Supermarkets, Inc	1,323,831
8,838		Ingles Markets, Inc (Class A)	144,590
8,810		Nash Finch Co	168,800
17,172	*	Pantry, Inc	244,358

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,365	e	Pricesmart, Inc	$962,547
486,336	*	Rite Aid Corp	564,150
14,413	e	Roundy’s, Inc	138,365
15,337		Spartan Stores, Inc	263,796
155,941	e	Supervalu, Inc	385,174
8,056	*	Susser Holdings Corp	290,902
35,785	*	United Natural Foods, Inc	1,943,125
6,065		Village Super Market (Class A)	214,762
8,104		Weis Markets, Inc	352,767

		TOTAL FOOD & STAPLES RETAILING	9,379,211

FOOD, BEVERAGE & TOBACCO - 1.9%
2,545		Alico, Inc	74,390
63,464	*	Alliance One International, Inc	206,893
3,596	*,e	Annie’s, Inc	146,537
35,576		B&G Foods, Inc (Class A)	996,128
5,617	*,e	Boston Beer Co, Inc (Class A)	605,063
8,873	e	Calavo Growers, Inc	239,394
10,412		Cal-Maine Foods, Inc	392,845
50,867	*,e	Central European Distribution Corp	165,827
32,396	*,e	Chiquita Brands International, Inc	167,811
3,393		Coca-Cola Bottling Co Consolidated	227,908
7,445	*	Craft Brewers Alliance, Inc	63,580
86,540	*	Darling International, Inc	1,429,641
16,436	e	Diamond Foods, Inc	267,414
25,888	*,e	Dole Food Co, Inc	304,702
4,703	*	Farmer Bros Co	36,683
28,134		Fresh Del Monte Produce, Inc	689,283
2,030		Griffin Land & Nurseries, Inc (Class A)	58,464
27,096	*	Hain Celestial Group, Inc	1,508,976
9,441	*	Inventure Foods, Inc	72,318
10,671		J&J Snack Foods Corp	616,677
6,534	*	John B. Sanfilippo & Son, Inc	110,817
13,529		Lancaster Colony Corp	937,424
32,249		Lance, Inc	755,594
3,394	e	Lifeway Foods, Inc	35,841
5,824	e	Limoneira Co	104,250
8,162		National Beverage Corp	118,349
15,934	*	Omega Protein Corp	132,730
45,209	*,e	Pilgrim’s Pride Corp	210,222
19,919	*	Post Holdings, Inc	589,602
16,570		Sanderson Farms, Inc	610,273
6,763	*	Seneca Foods Corp	166,911
42,464	*	Smart Balance, Inc	404,257
108,399	*,e	Star Scientific, Inc	409,748
13,291	*,e	Synutra International, Inc	75,493
17,264	e	Tootsie Roll Industries, Inc	422,623
26,184	*	TreeHouse Foods, Inc	1,466,042
16,702	e	Universal Corp	760,609
38,171	e	Vector Group Ltd	648,525
8,714	*	Westway Group, Inc	51,587

		TOTAL FOOD, BEVERAGE & TOBACCO	16,281,431

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
15,972	*	Abaxis, Inc	$570,041
24,086	*	Abiomed, Inc	543,139
16,586	*	Acadia Healthcare Co, Inc	267,698
42,021	*,e	Accretive Health, Inc	570,645
51,364	*	Accuray, Inc	324,107
9,413	*	Air Methods Corp	1,026,299
52,302	*	Align Technology, Inc	1,776,176
5,947	*	Almost Family, Inc	130,893
38,845	*	Alphatec Holdings, Inc	68,367
21,555	*	Amedisys, Inc	262,755
30,799	*	AMN Healthcare Services, Inc	179,866
23,276	*	Amsurg Corp	687,573
8,906		Analogic Corp	570,162
17,750	*	Angiodynamics, Inc	195,428
9,569	*	Anika Therapeutics, Inc	116,263
65,737	*	Antares Pharma, Inc	317,510
19,960	*	Arthrocare Corp	590,417
13,951		Assisted Living Concepts, Inc (A Shares)	195,454
26,310	*,e	athenahealth, Inc	2,407,365
11,157	*	AtriCure, Inc	93,384
1,209		Atrion Corp	249,054
18,017	*,e	Bio-Reference Labs, Inc	445,921
31,689	*	BioScrip, Inc	201,542
15,298		Cantel Medical Corp	399,584
20,694	*	Capital Senior Living Corp	232,601
12,050	*,e	Cardiovascular Systems, Inc	110,378
38,116	*	Centene Corp	1,449,933
38,603	*,e	Cerus Corp	116,581
13,872		Chemed Corp	870,745
9,719	*	Chindex International, Inc	101,564
7,984		Computer Programs & Systems, Inc	395,208
22,645	*,e	Conceptus, Inc	420,744
20,904		Conmed Corp	573,606
4,624	*	Corvel Corp	213,351
21,099	*	Cross Country Healthcare, Inc	96,211
20,912	*	CryoLife, Inc	116,271
20,094	*	Cyberonics, Inc	870,070
6,941	*	Cynosure, Inc (Class A)	173,803
6,711	*,e	Derma Sciences, Inc	67,177
50,585	*	DexCom, Inc	556,941
22,145	*	Emeritus Corp	375,358
39,875	*	Endologix, Inc	468,531
12,532		Ensign Group, Inc	351,523
18,201	*	EnteroMedics, Inc	60,427
13,450	*,e	ePocrates, Inc	101,413
7,146	*	Exactech, Inc	118,266
21,090	*	EXamWorks, Inc	275,224
33,600	*	Five Star Quality Care, Inc	119,952
23,898	*	Gentiva Health Services, Inc	159,161
17,054	*	Greatbatch, Inc	389,343

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,267	*,e	Greenway Medical Technologies	$85,795
18,581	*	Haemonetics Corp	1,336,160
24,603	*	Hanger Orthopedic Group, Inc	634,019
38,670	*,e	Hansen Medical, Inc	68,446
69,584	*	Healthsouth Corp	1,558,682
14,081	*	HealthStream, Inc	393,423
24,589	*	Healthways, Inc	275,643
10,371	*,e	HeartWare International, Inc	926,027
63,092	*	HMS Holdings Corp	2,170,996
9,219	*	ICU Medical, Inc	491,649
35,158	*	Insulet Corp	687,690
14,141	*	Integra LifeSciences Holdings Corp	543,863
6,328	*	Integramed America, Inc	88,149
22,941		Invacare Corp	323,239
12,311	*	IPC The Hospitalist Co, Inc	529,373
12,457	*	IRIS International, Inc	129,428
38,147	*	Kindred Healthcare, Inc	361,252
7,035		Landauer, Inc	400,714
11,358	*	LHC Group, Inc	203,195
20,016	*	Magellan Health Services, Inc	964,771
26,058	*,e	MAKO Surgical Corp	331,979
36,437		Masimo Corp	816,189
42,077	*	MedAssets, Inc	554,996
16,492	*	Medidata Solutions, Inc	583,982
2,556	*	Mediware Information Systems	35,247
44,561	*,e	Merge Healthcare, Inc	131,900
30,301	e	Meridian Bioscience, Inc	506,330
30,324	*	Merit Medical Systems, Inc	409,677
31,833	*	Metropolitan Health Networks, Inc	268,352
28,348	*	MModal, Inc	405,943
21,603	*	Molina Healthcare, Inc	527,329
9,325	*	MWI Veterinary Supply, Inc	849,414
7,597	e	National Healthcare Corp	331,761
1,817	e	National Research Corp	91,431
21,203	*	Natus Medical, Inc	262,069
16,979	*	Neogen Corp	653,182
69,648	*,e	Neoprobe Corp	266,055
31,742	*	NuVasive, Inc	663,090
35,479	*	NxStage Medical, Inc	533,959
24,213	*	Omnicell, Inc	315,980
39,626	*	OraSure Technologies, Inc	420,432
13,507	*	Orthofix International NV	553,922
46,713	e	Owens & Minor, Inc	1,317,774
15,405	*	Palomar Medical Technologies, Inc	123,394
7,213	*	PDI, Inc	51,789
21,246	*	PharMerica Corp	218,621
9,456	*,e	PhotoMedex, Inc	131,344
9,535	*	Providence Service Corp	123,002
37,049	*	PSS World Medical, Inc	773,954
28,518		Quality Systems, Inc	460,851
20,703	*,e	Quidel Corp	324,416
7,620	*,e	Rochester Medical Corp	76,048

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,012	*,e	Rockwell Medical Technologies, Inc	$135,408
40,231	*	RTI Biologics, Inc	143,222
25,562	*	Select Medical Holdings Corp	272,235
14,451	*	Skilled Healthcare Group, Inc (Class A)	78,469
44,673	*	Solta Medical, Inc	146,081
24,702	*	Spectranetics Corp	291,484
26,455	*	Staar Surgical Co	135,979
42,441		STERIS Corp	1,278,747
19,632	*	Sun Healthcare Group, Inc	164,124
42,905	*,e	Sunrise Senior Living, Inc	286,605
11,031	*	SurModics, Inc	175,834
26,391	*	Symmetry Medical, Inc	204,530
20,463	*	Team Health Holdings, Inc	546,362
10,914	*	Tornier BV	238,143
14,340	*	Triple-S Management Corp (Class B)	261,275
53,499	*	Unilife Corp	169,057
27,108		Universal American Corp	242,888
8,469		US Physical Therapy, Inc	217,399
2,374		Utah Medical Products, Inc	80,384
22,942	*	Vanguard Health Systems, Inc	195,007
12,801	*	Vascular Solutions, Inc	170,765
4,834	*	Vocera Communications, Inc	129,745
39,063	*	Volcano Corp	1,033,216
31,860	*	WellCare Health Plans, Inc	2,065,165
24,859		West Pharmaceutical Services, Inc	1,237,481
29,050	*	Wright Medical Group, Inc	541,492
3,953		Young Innovations, Inc	142,664
12,144	*,e	Zeltiq Aesthetics, Inc	62,420

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	56,907,132

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
28,789	*	Central Garden and Pet Co (Class A)	328,771
18,476	*	Elizabeth Arden, Inc	720,749
14,159	e	Female Health Co	87,078
29,739	*	Harbinger Group, Inc	275,383
11,798		Inter Parfums, Inc	191,835
9,779	*,e	Medifast, Inc	274,790
8,656	e	Nature’s Sunshine Products, Inc	133,822
6,975	*	Nutraceutical International Corp	103,997
3,484		Oil-Dri Corp of America	76,404
4,131		Orchids Paper Products Co	70,227
36,967	*	Prestige Brands Holdings, Inc	606,628
8,872	*	Revlon, Inc (Class A)	129,088
9,911		Schiff Nutrition International, Inc	173,244
16,866	*	Spectrum Brands, Inc	621,175
4,673	*,e	USANA Health Sciences, Inc	210,192
11,825		WD-40 Co	568,191

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,571,574

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.4%
42,789		American Equity Investment Life Holding Co	$499,348
6,994	*	American Safety Insurance Holdings Ltd	124,843
13,059	*	Amerisafe, Inc	326,018
17,937		Amtrust Financial Services, Inc	534,343
19,078		Argo Group International Holdings Ltd	561,084
6,589		Baldwin & Lyons, Inc (Class B)	153,062
28,081	*,e	Citizens, Inc (Class A)	290,358
154,842		Conseco, Inc	1,283,640
20,920		Crawford & Co (Class B)	84,517
6,101		Donegal Group, Inc (Class A)	81,753
4,802		Eastern Insurance Holdings, Inc	76,160
14,656	*	eHealth, Inc	269,231
3,273		EMC Insurance Group, Inc	66,180
23,511		Employers Holdings, Inc	420,377
6,203	*	Enstar Group Ltd	579,856
7,833		FBL Financial Group, Inc (Class A)	242,431
77,882		First American Financial Corp	1,426,798
38,664		Flagstone Reinsurance Holdings Ltd	269,875
4,300	*	Fortegra Financial Corp	34,056
20,255	*	Greenlight Capital Re Ltd (Class A)	477,208
9,136	*	Hallmark Financial Services	75,372
28,584	*	Hilltop Holdings, Inc	300,418
5,943		Homeowners Choice, Inc	107,747
28,561		Horace Mann Educators Corp	498,104
5,883	e	Independence Holding Co	55,536
8,766		Infinity Property & Casualty Corp	506,762
893		Investors Title Co	47,784
2,854	e	Kansas City Life Insurance Co	99,119
36,119		Maiden Holdings Ltd	306,650
62,477		Max Capital Group Ltd	1,453,840
37,487		Meadowbrook Insurance Group, Inc	263,908
36,221		Montpelier Re Holdings Ltd	733,837
29,823	*	National Financial Partners Corp	442,872
4,565		National Interstate Corp	119,557
1,655		National Western Life Insurance Co (Class A)	234,331
7,206	*	Navigators Group, Inc	348,987
16,336		OneBeacon Insurance Group Ltd (Class A)	207,304
89,447	*	Phoenix Cos, Inc	145,799
25,125		Platinum Underwriters Holdings Ltd	955,253
15,648		Presidential Life Corp	217,351
34,528		Primerica, Inc	945,031
15,443		RLI Corp	994,684
9,324		Safety Insurance Group, Inc	395,151
14,679		SeaBright Insurance Holdings, Inc	123,744
39,508		Selective Insurance Group, Inc	681,908
10,852		State Auto Financial Corp	140,750
13,530	e	Stewart Information Services Corp	230,957
57,047		Symetra Financial Corp	663,457
25,428		Tower Group, Inc	473,978
8,274	*	United America Indemnity Ltd	159,026
15,165		United Fire & Casualty Co	297,234
17,943		Universal Insurance Holdings, Inc	57,418

		TOTAL INSURANCE	20,085,007

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.6%
21,762		A. Schulman, Inc	$475,717
6,487	*	ADA-ES, Inc	146,995
3,125	*	AEP Industries, Inc	146,812
84,099		AK Steel Holding Corp	447,407
18,202		AMCOL International Corp	558,801
20,612		American Vanguard Corp	482,115
14,395	*	Arabian American Development Co	136,752
21,563		Balchem Corp	718,695
72,428		Boise, Inc	535,967
14,833		Brush Engineered Materials, Inc	291,172
28,966		Buckeye Technologies, Inc	872,456
41,044	*	Calgon Carbon Corp	568,049
12,141	*,e	Castle (A.M.) & Co	88,508
37,164	*	Century Aluminum Co	227,072
4,624	e	Chase Corp	71,487
72,192	*	Chemtura	976,036
16,862	*	Clearwater Paper Corp	594,217
64,844	*	Coeur d’Alene Mines Corp	1,057,606
8,070		Deltic Timber Corp	498,807
33,376		Eagle Materials, Inc	1,159,816
64,639	*	Ferro Corp	198,442
35,347	*,e	Flotek Industries, Inc	345,340
13,471	e	FutureFuel Corp	131,073
51,401	*,e	General Moly, Inc	153,175
24,706		Georgia Gulf Corp	809,863
30,844		Glatfelter	490,728
45,125		Globe Specialty Metals, Inc	565,416
41,925	*	Gold Reserve, Inc	140,030
21,529	e	Gold Resource Corp	386,015
22,723	*,e	Golden Minerals Co	95,891
192,808	*,e	Golden Star Resources Ltd	227,513
123,611	*	Graphic Packaging Holding Co	692,222
5,620	*	GSE Holding, Inc	58,336
36,652		H.B. Fuller Co	1,070,971
6,611	e	Hawkins, Inc	251,482
9,025		Haynes International, Inc	434,915
45,244	*	Headwaters, Inc	282,775
205,719	e	Hecla Mining Co	925,735
31,724	*	Horsehead Holding Corp	286,468
15,985		Innophos Holdings, Inc	926,650
16,899	*	Innospec, Inc	525,897
14,147		Kaiser Aluminum Corp	771,577
29,157	*	Kapstone Paper and Packaging Corp	490,129
5,645		KMG Chemicals, Inc	100,933
14,957		Koppers Holdings, Inc	492,684
23,241	*	Kraton Polymers LLC	544,304
18,427	*	Landec Corp	147,232
102,044	*	Louisiana-Pacific Corp	1,053,094
13,543	*	LSB Industries, Inc	435,137
142,305	*,e	McEwen Mining, Inc	425,492
8,600	*	Metals USA Holdings Corp	139,922

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

93,583	*,e	Midway Gold Corp	$116,043
12,887		Minerals Technologies, Inc	823,995
24,179		Myers Industries, Inc	397,503
11,679		Neenah Paper, Inc	313,698
24,024		Noranda Aluminium Holding Corp	149,670
58,850		Olin Corp	1,191,124
6,945		Olympic Steel, Inc	108,689
23,372	*	OM Group, Inc	366,940
34,135	*	Omnova Solutions, Inc	248,503
94,132	*,e	Paramount Gold and Silver Corp	213,680
65,722		PolyOne Corp	968,085
9,343		Quaker Chemical Corp	413,615
58,396	*,e	Resolute Forest Products	536,075
18,077	*	Revett Minerals, Inc	57,304
21,850	*	RTI International Metals, Inc	490,532
18,213		Schnitzer Steel Industries, Inc (Class A)	522,895
11,306		Schweitzer-Mauduit International, Inc	769,939
36,615		Sensient Technologies Corp	1,298,002
21,628	*	Spartech Corp	110,086
6,055		Stepan Co	536,836
85,535	*	Stillwater Mining Co	759,551
51,567	*	SunCoke Energy, Inc	825,072
16,278	e	Texas Industries, Inc	679,932
9,448	*	Texas Petrochemicals, Inc	363,748
17,447		Tredegar Corp	258,390
3,948	*	UFP Technologies, Inc	64,629
1,397	*	United States Lime & Minerals, Inc	63,689
5,025	*	Universal Stainless & Alloy	171,453
38,794	*,e	US Antimony Corp	109,399
8,220	*	US Silica Holdings Inc	85,077
47,439	*,e	Vista Gold Corp	143,266
32,927		Wausau Paper Corp	279,550
4,242	*	WHX Corp	56,800
38,211		Worthington Industries, Inc	829,179
15,740		Zep, Inc	240,192
20,714	*,e	Zoltek Cos, Inc	172,755

		TOTAL MATERIALS	38,389,824

MEDIA - 1.2%
19,275		Arbitron, Inc	675,974
3,215	*	Beasley Broadcasting Group, Inc	16,139
67,483		Belo (A.H.) Corp (Class A)	462,259
12,793	*	Carmike Cinemas, Inc	177,823
27,651	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	139,361
19,477	*,e	Crown Media Holdings, Inc (Class A)	37,980
40,349	*,e	Cumulus Media, Inc (Class A)	101,679
668	*,e	Daily Journal Corp	63,326
3,641	*,e	Dial Global, Inc	10,049
7,708	*,e	Digital Domain Media Group, Inc	32,682
20,575	*,e	Digital Generation, Inc	219,330
17,313	*,e	Entercom Communications Corp (Class A)	94,183
34,698		Entravision Communications Corp (Class A)	43,026

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,840	*	EW Scripps Co (Class A)	$212,184
6,388	*	Fisher Communications, Inc	204,160
13,547	*	Global Sources Ltd	81,282
32,152		Harte-Hanks, Inc	202,558
32,590	*	Journal Communications, Inc (Class A)	180,549
24,002	*	Lin TV Corp (Class A)	86,167
62,199	*,e	Lions Gate Entertainment Corp	836,577
102,629	*	Live Nation, Inc	915,451
20,668	e	Martha Stewart Living Omnimedia, Inc (Class A)	67,171
47,390	*,e	McClatchy Co (Class A)	76,298
18,464	e	MDC Partners, Inc	173,746
26,655	e	Meredith Corp	880,681
41,439		National CineMedia, Inc	585,947
99,915	*	New York Times Co (Class A)	774,341
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	48,502
9,442		Outdoor Channel Holdings, Inc	65,527
7,230	*,e	ReachLocal, Inc	84,736
12,083	*	Reading International, Inc	59,690
6,763	*	Rentrak Corp	126,603
2,605	*	Saga Communications, Inc	88,310
7,356		Salem Communications	35,971
18,900	e	Scholastic Corp	569,457
36,986		Sinclair Broadcast Group, Inc (Class A)	377,257
31,268	*,e	Valassis Communications, Inc	705,093
883	e	Value Line, Inc	10,472
19,721	e	World Wrestling Entertainment, Inc (Class A)	152,838

		TOTAL MEDIA	9,675,379

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
38,424	*,e	Achillion Pharmaceuticals, Inc	254,367
28,910	*	Acorda Therapeutics, Inc	695,864
5,638	*,e	Acura Pharmaceuticals, Inc	10,487
18,221	*	Aegerion Pharmaceuticals, Inc	276,595
25,624	*,e	Affymax, Inc	415,877
50,929	*	Affymetrix, Inc	213,392
16,481	*	Agenus, Inc	79,603
41,486	*	Akorn, Inc	567,114
89,798	*	Alkermes PLC	1,669,345
65,549	*	Allos Therapeutics, Inc	116,022
33,396	*,e	Alnylam Pharmaceuticals, Inc	624,171
15,420	*	AMAG Pharmaceuticals, Inc	238,702
21,670	*,e	Amicus Therapeutics, Inc	106,833
17,533	*,e	Ampio Pharmaceuticals, Inc	53,476
9,350	*	Anacor Pharmaceuticals, Inc	55,165
143,490	*	Arena Pharmaceuticals, Inc	1,199,576
42,416	*	Arqule, Inc	256,617
64,171	*	Array Biopharma, Inc	329,839
73,988	*	Astex Pharmaceuticals	183,490
35,516	*	Auxilium Pharmaceuticals, Inc	956,801
100,546	*,e	AVANIR Pharmaceuticals, Inc	287,562
28,051	*	AVEO Pharmaceuticals, Inc	367,468
7,778	*	BG Medicine, Inc	51,957

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,354	*,e	BioCryst Pharmaceuticals, Inc	$156,972
15,443	*,e	BioDelivery Sciences International, Inc	73,200
3,160	*	Biospecifics Technologies Corp	57,101
21,968	*,e	Biotime, Inc	84,796
43,296	*,e	Cadence Pharmaceuticals, Inc	183,575
21,356	*	Cambrex Corp	197,116
43,599	*,e	Celldex Therapeutics, Inc	225,407
2,950	*	Cempra, Inc	23,334
48,120	*	Cepheid, Inc	1,541,765
3,610	*,e	ChemoCentryx, Inc	52,309
9,842	*	Clovis Oncology, Inc	174,105
21,779	*,e	Codexis, Inc	67,079
31,558	*,e	Corcept Therapeutics, Inc	114,240
4,827	*	Cornerstone Therapeutics, Inc	37,168
9,802	*,e	Coronado Biosciences, Inc	58,224
46,499	*	Cubist Pharmaceuticals, Inc	2,002,247
8,562	*,e	Cumberland Pharmaceuticals, Inc	52,228
55,560	*,e	Curis, Inc	268,910
43,616	*,e	Cytori Therapeutics, Inc	114,274
113,323	*,e	Dendreon Corp	539,417
40,173	*	Depomed, Inc	221,755
31,155	*,e	Discovery Laboratories, Inc	78,822
17,682	*,e	Dusa Pharmaceuticals, Inc	96,721
72,586	*	Dyax Corp	192,353
129,102	*,e	Dynavax Technologies Corp	498,334
19,075	*	Emergent Biosolutions, Inc	278,686
21,367	*,e	Endocyte, Inc	164,312
30,444	*	Enzon Pharmaceuticals, Inc	201,844
41,229	*	Exact Sciences Corp	422,597
107,068	*,e	Exelixis, Inc	669,175
14,778	*,e	Fluidigm Corp	192,262
5,983	*	Furiex Pharmaceuticals Inc	114,993
12,435	*	Genomic Health, Inc	417,443
101,192	*,e	Geron Corp	174,050
6,606	*,e	Golf Trust Of America, Inc	50,338
21,290	*	GTx, Inc	74,941
64,694	*,e	Halozyme Therapeutics, Inc	583,540
16,563	*	Harvard Bioscience, Inc	61,283
7,724	*	Hi-Tech Pharmacal Co, Inc	265,397
15,151	*,e	Horizon Pharma, Inc	86,512
53,939	*,e	Idenix Pharmaceuticals, Inc	546,402
28,657	*,e	ImmunoCellular Therapeutics Ltd	90,270
60,991	*,e	Immunogen, Inc	984,395
45,555	*,e	Immunomedics, Inc	157,620
49,097	*	Impax Laboratories, Inc	1,090,935
14,333	*,e	Infinity Pharmaceuticals, Inc	250,254
47,182	*,e	InterMune, Inc	416,617
54,174	*	Ironwood Pharmaceuticals, Inc	697,219
73,390	*,e	Isis Pharmaceuticals, Inc	889,487
30,278	*	Jazz Pharmaceuticals plc	1,455,463
57,037	*,e	Keryx Biopharmaceuticals, Inc	103,807
11,709	*	Lannett Co, Inc	55,384

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

143,226	*,e	Lexicon Pharmaceuticals, Inc	$346,607
13,478	*	Ligand Pharmaceuticals, Inc (Class B)	260,799
30,069	*	Luminex Corp	515,082
81,340	*,e	MannKind Corp	193,589
17,957	*,e	MAP Pharmaceuticals, Inc	253,373
20,446		Maxygen, Inc	123,289
40,404	*	Medicines Co	1,011,716
41,778		Medicis Pharmaceutical Corp (Class A)	1,375,332
5,389		Medtox Scientific, Inc	145,503
10,974	*,e	Merrimack Pharmaceuticals, Inc	87,463
33,759	*	Momenta Pharmaceuticals, Inc	480,053
82,698	*,e	Nektar Therapeutics	704,587
47,872	*	Neurocrine Biosciences, Inc	363,827
9,137	*,e	NewLink Genetics Corp	108,548
11,374	*	Novacea, Inc	69,268
86,961	*,e	Novavax, Inc	193,923
62,108	*	NPS Pharmaceuticals, Inc	478,853
13,395	*	Obagi Medical Products, Inc	205,479
16,169	*	Omeros Corp	152,797
10,271	*,e	OncoGenex Pharmaceutical, Inc	143,383
41,181	*,e	Oncothyreon, Inc	174,196
75,760	*,e	Opko Health, Inc	321,222
33,918	*,e	Optimer Pharmaceuticals, Inc	463,320
43,407	*,e	Orexigen Therapeutics, Inc	213,996
13,014	*,e	Osiris Therapeutics, Inc	113,482
28,539	*,e	Pacific Biosciences of California, Inc	51,656
13,306	*,e	Pacira Pharmaceuticals, Inc	203,715
29,481		Pain Therapeutics, Inc	108,490
26,494	*	Par Pharmaceutical Cos, Inc	1,323,640
43,884	*	Parexel International Corp	1,207,688
102,672	e	PDL BioPharma, Inc	697,143
40,003	*,e	Pharmacyclics, Inc	2,128,560
19,133	*	Pozen, Inc	120,729
21,151	*	Progenics Pharmaceuticals, Inc	110,197
39,725	*,e	Questcor Pharmaceuticals, Inc	1,464,661
35,270	*,e	Raptor Pharmaceutical Corp	175,645
25,563	*	Repligen Corp	102,763
10,724	*,e	Repros Therapeutics, Inc	97,481
53,086	*	Rigel Pharmaceuticals, Inc	580,761
6,761	*,e	Sagent Pharmaceuticals	131,839
38,201	*,e	Sangamo Biosciences, Inc	200,937
40,737	*	Santarus, Inc	296,158
41,005	*	Sciclone Pharmaceuticals, Inc	235,779
69,782	*,e	Seattle Genetics, Inc	1,825,497
84,485	*,e	Sequenom, Inc	237,403
25,786	*,e	SIGA Technologies, Inc	75,037
43,843	*,e	Spectrum Pharmaceuticals, Inc	613,364
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	32,902
20,412	*,e	Sunesis Pharmaceuticals, Inc	60,624
2,405	*,e	Supernus Pharmaceuticals, Inc	29,413
7,632	*,e	Synageva BioPharma Corp	382,058
29,564	*	Synergy Pharmaceuticals, Inc	120,917

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,707	*,e	Synta Pharmaceuticals Corp	$196,296
22,089	*	Targacept, Inc	95,424
44,823	*,e	Theravance, Inc	1,305,694
32,379	*,e	Threshold Pharmaceuticals, Inc	224,710
20,523	*,m	Trius Therapeutics, Inc	113,082
23,572	*	Vanda Pharmaceuticals, Inc	94,995
13,072	*,e	Ventrus Biosciences, Inc	47,843
4,420	*,e	Verastem, Inc	41,283
58,786	*	Vical, Inc	203,400
51,275	*	Viropharma, Inc	1,113,180
72,593	*,e	Vivus, Inc	1,526,631
25,580	*	Xenoport, Inc	201,570
49,130	*,e	XOMA Corp	178,342
48,778	*,e	ZIOPHARM Oncology, Inc	274,620
26,325	*,e	Zogenix, Inc	57,915

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	53,406,730

REAL ESTATE - 7.9%
31,646		Acadia Realty Trust	757,605
11,413		AG Mortgage Investment Trust	257,591
8,140		Agree Realty Corp	191,534
1,542		Alexander’s, Inc	658,850
23,852		American Assets Trust,Inc	620,152
26,146		American Capital Mortgage, Inc	641,884
116,148	*	American Realty Capital Trust, Inc	1,279,951
98,918		Anworth Mortgage Asset Corp	656,816
13,997		Apollo Commercial Real Estate Finance, Inc	233,750
5,569		Ares Commercial Real Estate Corp	93,225
170,797	*	ARMOUR Residential REIT, Inc	1,308,305
38,447		Ashford Hospitality Trust, Inc	293,351
36,118		Associated Estates Realty Corp	539,242
7,131	*	AV Homes, Inc	88,282
28,192		Campus Crest Communities, Inc	308,984
48,864		Capital Lease Funding, Inc	222,331
68,843		Capstead Mortgage Corp	969,309
43,205		Cedar Shopping Centers, Inc	222,506
11,405		Chatham Lodging Trust	156,819
23,665		Chesapeake Lodging Trust	401,595
64,643		Colonial Properties Trust	1,464,164
23,897		Colony Financial, Inc	438,510
3,105	e	Consolidated-Tomoka Land Co	87,375
14,820		Coresite Realty	395,101
66,142		Cousins Properties, Inc	502,018
48,301		CreXus Investment Corp	506,194
90,504		CubeSmart	1,085,143
121,424		CYS Investments, Inc	1,755,791
181,976		DCT Industrial Trust, Inc	1,139,170
137,343		DiamondRock Hospitality Co	1,299,265
44,833		DuPont Fabros Technology, Inc	1,206,008
40,623		Dynex Capital, Inc	422,073
20,927		EastGroup Properties, Inc	1,119,176
68,367		Education Realty Trust, Inc	801,261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,366		Entertainment Properties Trust	$1,551,969
40,363		Equity One, Inc	875,473
24,296		Excel Trust, Inc	297,383
89,545	*	FelCor Lodging Trust, Inc	433,398
63,938	*	First Industrial Realty Trust, Inc	814,570
36,762		First Potomac Realty Trust	426,072
24,835	*	Forestar Real Estate Group, Inc	282,622
52,287		Franklin Street Properties Corp	542,216
18,866		Getty Realty Corp	350,530
8,779		Gladstone Commercial Corp	151,789
101,780		Glimcher Realty Trust	1,019,836
26,731		Government Properties Income Trust	612,140
33,146	*	Gramercy Capital Corp	78,556
861	*	Gyrodyne Co of America, Inc	98,145
57,331		Healthcare Realty Trust, Inc	1,408,049
124,016		Hersha Hospitality Trust	602,718
54,385		Highwoods Properties, Inc	1,842,020
25,854		Hudson Pacific Properties	459,684
55,191		Inland Real Estate Corp	440,424
84,328		Invesco Mortgage Capital, Inc	1,668,851
63,654		Investors Real Estate Trust	519,417
61,978	*	iStar Financial, Inc	416,492
31,542	e	Kennedy-Wilson Holdings, Inc	431,494
39,732		Kite Realty Group Trust	199,852
63,039		LaSalle Hotel Properties	1,655,404
85,553		Lexington Corporate Properties Trust	764,844
21,929		LTC Properties, Inc	782,865
97,794		Medical Properties Trust, Inc	963,271
13,743		Mission West Properties, Inc	121,076
29,044		Monmouth Real Estate Investment Corp (Class A)	323,550
17,947		National Health Investors, Inc	963,574
12,493		New York Mortgage Trust, Inc	84,952
94,456		NorthStar Realty Finance Corp	520,453
35,973		NRDC Acquisition Corp	438,511
77,813		Omega Healthcare Investors, Inc	1,886,187
8,555		One Liberty Properties, Inc	161,604
12,945		Parkway Properties, Inc	144,078
41,981		Pebblebrook Hotel Trust	953,808
41,111		Pennsylvania Real Estate Investment Trust	590,354
30,326		Pennymac Mortgage Investment Trust	638,969
29,537		Potlatch Corp	1,022,276
13,521		PS Business Parks, Inc	914,155
34,134		RAIT Investment Trust	158,382
33,745		Ramco-Gershenson Properties	429,911
57,016		Redwood Trust, Inc	734,936
61,040		Resource Capital Corp	332,668
78,118		RLJ Lodging Trust	1,374,877
15,960		Rouse Properties, Inc	220,886
27,297		Sabra Healthcare REIT, Inc	505,540
5,804		Saul Centers, Inc	241,679
6,629		Select Income REIT	166,786
21,281		Sovran Self Storage, Inc	1,215,145

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,220		STAG Industrial, Inc	$249,001
85,542	d	Starwood Property Trust, Inc	1,904,165
134,526	*	Strategic Hotels & Resorts, Inc	815,228
22,018		Summit Hotel Properties, Inc	182,749
19,088		Sun Communities, Inc	889,310
99,947	*	Sunstone Hotel Investors, Inc	1,000,469
9,604	*	Tejon Ranch Co	249,608
10,512		Terreno Realty Corp	156,734
23,140		Thomas Properties Group, Inc	116,626
203,614		Two Harbors Investment Corp	2,335,453
9,540		UMH Properties, Inc	106,657
8,585		Universal Health Realty Income Trust	373,791
16,800		Urstadt Biddle Properties, Inc (Class A)	319,032
48,705		Washington Real Estate Investment Trust	1,300,424
5,762	*	Western Asset Mortgage Capital Corp	117,660
7,340		Whitestone REIT	100,191
21,411		Winthrop Realty Trust	260,358
2,483	*,e	Zillow, Inc	93,510

		TOTAL REAL ESTATE	66,528,738

RETAILING - 4.2%
18,721	*	1-800-FLOWERS.COM, Inc (Class A)	65,711
60,529	*	Aeropostale, Inc	1,193,632
5,849	*	America’s Car-Mart, Inc	268,352
36,364	*	Ann Taylor Stores Corp	984,737
20,112	*	Asbury Automotive Group, Inc	526,130
13,181	*	Audiovox Corp (Class A)	98,726
21,401	*	Barnes & Noble, Inc	283,991
25,662		Bebe Stores, Inc	153,972
13,189		Big 5 Sporting Goods Corp	99,445
9,957	*,e	Blue Nile, Inc	255,696
11,683	*	Body Central Corp	120,802
10,036	e	Bon-Ton Stores, Inc	66,238
30,901	e	Brown Shoe Co, Inc	425,198
20,519	e	Buckle, Inc	793,470
34,026	*	Cabela’s, Inc	1,563,154
3,332	*,e	CafePress, Inc	26,956
31,277	*	Casual Male Retail Group, Inc	118,853
19,647		Cato Corp (Class A)	550,116
17,863	*	Children’s Place Retail Stores, Inc	907,440
11,151	*	Citi Trends, Inc	167,600
45,269	*	Collective Brands, Inc	974,189
11,119	*,e	Conn’s, Inc	198,474
8,234		Core-Mark Holding Co, Inc	397,620
9,654		Destination Maternity Corp	172,710
64,514		Express Parent LLC	1,038,675
36,833		Finish Line, Inc (Class A)	769,073
25,607	*	Francesca’s Holdings Corp	804,316
27,132		Fred’s, Inc (Class A)	385,274
18,082	*	Genesco, Inc	1,197,390
6,121	*	Gordmans Stores, Inc	103,690
16,837		Group 1 Automotive, Inc	904,989

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,815		Haverty Furniture Cos, Inc	$155,833
11,863	*	HHgregg, Inc	81,617
19,390	*	Hibbett Sports, Inc	1,178,330
30,330		Hot Topic, Inc	308,153
27,837		HSN, Inc	1,179,175
20,449	*	JOS A Bank Clothiers, Inc	864,175
11,529	*	Kirkland’s, Inc	124,629
15,856		Lithia Motors, Inc (Class A)	441,748
20,409	*,e	Lumber Liquidators, Inc	863,097
16,036	*	MarineMax, Inc	119,308
7,933	*,e	Mattress Firm Holding Corp	231,326
37,540		Men’s Wearhouse, Inc	1,022,965
22,724	e	Monro Muffler, Inc	751,483
19,425	*	New York & Co, Inc	88,384
20,501	e	Nutri/System, Inc	214,953
204,639	*	Office Depot, Inc	364,257
62,487	*	OfficeMax, Inc	280,567
18,328	*	Orbitz Worldwide, Inc	79,544
1,374	*	Orchard Supply Hardware Stores Corp	23,028
9,434	*,e	Overstock.com, Inc	75,849
30,773		Penske Auto Group, Inc	735,475
38,119	e	PEP Boys - Manny Moe & Jack	345,739
3,639	*,e	Perfumania Holdings, Inc	31,295
14,501	e	PetMed Express, Inc	140,950
71,025		Pier 1 Imports, Inc	1,171,202
71,775	e	RadioShack Corp	208,865
43,568		Rent-A-Center, Inc	1,549,278
11,171	*,e	Rue21, Inc	275,254
81,391	*,e	Saks, Inc	848,908
41,831	*	Select Comfort Corp	1,088,024
10,297		Shoe Carnival, Inc	228,593
26,428	*,e	Shutterfly, Inc	867,631
29,028	e	Sonic Automotive, Inc (Class A)	496,959
3,921	*	Sourceforge, Inc	78,420
21,805		Stage Stores, Inc	412,987
19,661		Stein Mart, Inc	156,305
7,481	*	Systemax, Inc	93,288
52,702	*,e	Talbots, Inc	144,404
6,354	*,e	Teavana Holdings, Inc	71,165
6,631	*	Tilly’s, Inc	110,141
32,899	*	Tuesday Morning Corp	166,469
10,292	*	US Auto Parts Network, Inc	43,741
15,884	*,e	Vitacost.com, Inc	104,834
21,497	*	Vitamin Shoppe, Inc	1,180,615
10,612	*	West Marine, Inc	108,561
63,932	*	Wet Seal, Inc (Class A)	175,174
1,668		Winmark Corp	92,140
15,796	*	Zumiez, Inc	573,869

		TOTAL RETAILING	35,565,326

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
29,562	*	Advanced Energy Industries, Inc	$364,204
12,409	*	Alpha & Omega Semiconductor Lt	95,673
60,271	*	Amkor Technology, Inc	321,244
55,456	*	Anadigics, Inc	70,429
43,880	*	Applied Micro Circuits Corp	250,994
23,378	*	ATMI, Inc	443,714
32,054	*	AuthenTec, Inc	269,254
75,263	*	Axcelis Technologies, Inc	63,974
26,226	*	AXT, Inc	91,529
48,698		Brooks Automation, Inc	450,943
16,999		Cabot Microelectronics Corp	499,771
36,657	*,e	Cavium Networks, Inc	990,472
16,735	*,e	Ceva, Inc	260,062
16	*,m	China Energy Savings Technology, Inc	0
47,758	*	Cirrus Logic, Inc	1,756,062
16,948		Cohu, Inc	145,753
22,703	*	Cymer, Inc	1,298,839
26,223	*	Diodes, Inc	496,664
17,377	*	DSP Group, Inc	100,439
99,004	*	Entegris, Inc	796,982
63,406	*,e	Entropic Communications, Inc	380,436
26,855	*	Exar Corp	198,727
44,500	*,e	First Solar, Inc	691,530
35,969	*	Formfactor, Inc	220,130
28,655	*	FSI International, Inc	103,731
14,331	*	GSI Technology, Inc	68,646
85,366	*,e	GT Solar International, Inc	437,074
23,085	*	Hittite Microwave Corp	1,169,717
16,843	*	Inphi Corp	185,273
104,487	*	Integrated Device Technology, Inc	526,614
19,189	*	Integrated Silicon Solution, Inc	186,709
9,982	*	Intermolecular, Inc	66,480
50,837	*	International Rectifier Corp	866,263
93,600		Intersil Corp (Class A)	862,056
17,732	*	IXYS Corp	179,093
48,290	*	Kopin Corp	175,293
85,106	*	Lattice Semiconductor Corp	315,743
35,326	*	LTX-Credence Corp	207,010
4,388	*	MA-COM Technology Solutions	77,624
42,239	*,e	Mattson Technology, Inc	37,170
16,026	*	MaxLinear, Inc	75,643
173,173	*	MEMC Electronic Materials, Inc	332,492
35,161		Micrel, Inc	328,404
64,920	*	Microsemi Corp	1,256,851
29,577	*,e	Mindspeed Technologies, Inc	69,802
36,369	*	MIPS Technologies, Inc	223,669
38,481		MKS Instruments, Inc	1,015,898
22,013	*	Monolithic Power Systems, Inc	426,612
22,426	*	MoSys, Inc	72,436
16,928	*	Nanometrics, Inc	257,136
3,565	*,e	NVE Corp	197,216
37,779	*	Omnivision Technologies, Inc	529,662
18,158	*	PDF Solutions, Inc	169,051

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,565	*	Pericom Semiconductor Corp	$141,223
44,799	*	Photronics, Inc	262,074
32,202	*	PLX Technology, Inc	182,263
20,808		Power Integrations, Inc	733,274
27,735	*,e	QuickLogic Corp	66,287
79,633	*,e	Rambus, Inc	334,459
202,550	*	RF Micro Devices, Inc	785,894
12,086	*,e	Rubicon Technology, Inc	121,464
23,408	*	Rudolph Technologies, Inc	234,080
48,016	*	Semtech Corp	1,147,102
25,648	*	Sigma Designs, Inc	174,406
60,000	*	Silicon Image, Inc	235,200
34,989	*	Spansion, Inc	358,637
16,735	*	Standard Microsystems Corp	617,689
20,754	*,e	STR Holdings, Inc	69,318
28,681	*,e	SunPower Corp	112,430
7,626	*	Supertex, Inc	129,566
37,421		Tessera Technologies, Inc	540,733
121,521	*	Triquint Semiconductor, Inc	685,378
18,115	*	Ultra Clean Holdings	109,415
19,418	*	Ultratech, Inc	617,687
28,354	*,e	Veeco Instruments, Inc	1,012,521
18,278	*	Volterra Semiconductor Corp	420,028

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	29,768,321

SOFTWARE & SERVICES - 8.2%
39,703	*	Accelrys, Inc	322,388
29,151	*	ACI Worldwide, Inc	1,282,936
28,031	*,e	Active Network, Inc	397,760
35,493	*	Actuate Corp	229,285
55,715	*	Acxiom Corp	934,341
22,833	*	Advent Software, Inc	519,679
18,585	*	American Software, Inc (Class A)	149,795
21,053	*	Ancestry.com, Inc	704,644
25,662	*	Angie’s List, Inc	333,606
68,561	*	Aspen Technology, Inc	1,602,956
6,716	*	AVG Technologies NV	67,361
33,315	*,e	Bankrate, Inc	531,374
7,264	*	Bazaarvoice, Inc	112,592
33,117		Blackbaud, Inc	893,497
28,883	*	Blucora, Inc	440,466
25,126	*	Bottomline Technologies, Inc	477,143
5,103	*,e	Brightcove, Inc	75,575
20,402	*,e	BroadSoft, Inc	500,869
19,733	*,e	CACI International, Inc (Class A)	1,113,928
24,948	*,e	Callidus Software, Inc	115,509
8,087	*,e	Carbonite, Inc	78,444
32,318	*	Cardtronics, Inc	1,002,181
6,701		Cass Information Systems, Inc	254,638
52,559	*	Ciber, Inc	197,096
8,325	*,m	Clinical Data, Inc	7,909
32,781	*	Commvault Systems, Inc	1,590,534

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,206	*	Computer Task Group, Inc	$167,081
25,467	*	comScore, Inc	392,192
21,939	*,e	Constant Contact, Inc	367,917
85,787		Convergys Corp	1,264,500
24,248	*,e	Cornerstone OnDemand, Inc	576,617
19,492	*	CoStar Group, Inc	1,608,675
24,891	*	CSG Systems International, Inc	438,828
31,122	*	DealerTrack Holdings, Inc	907,829
16,038	*	Deltek, Inc	208,815
21,607	*,e	Demand Media, Inc	240,270
4,721	*,e	Demandware, Inc	115,995
34,118	*	Dice Holdings, Inc	257,250
27,229	*	Digital River, Inc	484,404
5,700		DMRC Corp	138,453
76,545		Earthlink, Inc	524,333
20,328	e	Ebix, Inc	440,914
18,365	*	Ellie Mae, Inc	376,483
14,999	*	Envestnet, Inc	183,138
5,564	*,e	Envivio, Inc	33,328
3,493	*	EPAM Systems, Inc	56,028
23,119		EPIQ Systems, Inc	261,014
2,855	*	ePlus, Inc	97,013
37,156	*	Euronet Worldwide, Inc	679,212
7,039	*,e	ExactTarget, Inc	160,489
16,856	*	ExlService Holdings, Inc	415,500
25,197		Fair Isaac Corp	1,090,778
22,450	*	FalconStor Software, Inc	45,349
10,158		Forrester Research, Inc	289,909
17,421	*,e,m	Gerber Scientific, Inc	0
48,133	*	Global Cash Access, Inc	310,939
39,047	*,e	Glu Mobile, Inc	187,426
10,635	*	Guidance Software, Inc	104,861
13,962	*,e	Guidewire Software, Inc	358,265
19,641	*	Hackett Group, Inc	92,509
28,476		Heartland Payment Systems, Inc	902,689
23,154	*,e	Higher One Holdings, Inc	256,778
23,172	*	iGate Corp	368,435
7,002	*,e	Imperva, Inc	184,853
5,617	*	Infoblox, Inc	118,013
16,045	*	Innodata Isogen, Inc	61,613
10,590	*	Interactive Intelligence, Inc	276,187
39,638	*	Internap Network Services Corp	255,269
37,470	*	Ipass, Inc	85,432
33,925	e	j2 Global, Inc	1,015,375
31,205	*	JDA Software Group, Inc	923,044
11,678	*,e	Jive Software, Inc	233,910
19,710	*	Kenexa Corp	469,295
10,964		Keynote Systems, Inc	150,755
38,069	*,e	KIT Digital, Inc	121,821
19,140	*	Knot, Inc	164,795
46,842	*,e	Limelight Networks, Inc	130,221
43,965	*	Lionbridge Technologies	135,412

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,369	*,e	Liquidity Services, Inc	$794,111
40,510	*	Liveperson, Inc	757,537
15,902	*	LogMeIn, Inc	301,343
10,904	*,e	magicJack VocalTec Ltd	242,178
14,915	*	Manhattan Associates, Inc	696,381
17,078	e	Mantech International Corp (Class A)	374,521
18,019	e	Marchex, Inc (Class B)	62,526
15,936	*	Market Leader, Inc	85,098
7,274	*	Mattersight Corp	56,519
24,916		MAXIMUS, Inc	1,258,258
13,458	*,e	MeetMe, Inc	22,206
67,908	*	Mentor Graphics Corp	1,037,634
6,143	*	MicroStrategy, Inc (Class A)	715,414
8,237	*,e	Millennial Media, Inc	81,793
29,621		ModusLink Global Solutions, Inc	101,304
15,497	*	MoneyGram International, Inc	241,133
26,392	*	Monotype Imaging Holdings, Inc	387,435
89,922	*	Monster Worldwide, Inc	651,934
28,150	*	Move, Inc	259,261
26,491	*	Netscout Systems, Inc	618,830
47,401		NIC, Inc	638,017
16,452	*	OpenTable, Inc	598,195
10,780		Opnet Technologies, Inc	285,023
87,090	*	Parametric Technology Corp	1,875,919
12,388	e	Pegasystems, Inc	344,139
23,054	*	Perficient, Inc	306,388
9,588	*	Pervasive Software, Inc	64,815
16,088	*	PRG-Schultz International, Inc	122,269
46,079	*	Progress Software Corp	895,776
4,591	*	Proofpoint, Inc	63,448
15,517	*	PROS Holdings, Inc	216,307
4,513	*	QAD, Inc (Class A)	62,956
62,728	*	QLIK Technologies, Inc	1,254,560
41,159	*	Quest Software, Inc	1,149,982
23,572	*,e	QuinStreet, Inc	213,798
15,156		RealNetworks, Inc	117,610
26,556	*,e	RealPage, Inc	590,074
25,783	*,e	Responsys, Inc	287,480
8,802	*,e	Rosetta Stone, Inc	114,690
22,472	*	Saba Software, Inc	187,416
9,938	*,e	Sapiens International Corp NV	34,982
90,373		Sapient Corp	900,115
12,881	*	Sciquest, Inc	219,235
20,678	*	Seachange International, Inc	156,532
35,791	*,e	ServiceSource International LLC	403,723
21,760	*	Sourcefire, Inc	1,110,848
8,324	*,e	Spark Networks, Inc	48,196
7,651	*	SPS Commerce, Inc	247,510
24,431	*	SS&C Technologies Holdings, Inc	593,673
10,205		Stamps.com, Inc	215,836
33,898	*	SupportSoft, Inc	96,609
4,875	*,e	Synacor, Inc	47,434

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,910	*	Synchronoss Technologies, Inc	$380,679
11,330		Syntel, Inc	658,613
29,774	*	TA Indigo Holding Corp	129,815
56,429	*	Take-Two Interactive Software, Inc	495,447
21,492	*,e	Tangoe, Inc	412,431
9,819	*	TechTarget, Inc	40,356
14,399	*	TeleNav, Inc	83,082
16,668	*	TeleTech Holdings, Inc	274,355
89,930	*	TiVo, Inc	781,492
17,663	*	TNS, Inc	299,035
5,153	*,e	Travelzoo, Inc	111,356
22,082	*	Tyler Technologies, Inc	861,640
19,515	*	Ultimate Software Group, Inc	1,746,007
32,072	*	Unisys Corp	623,159
65,303		United Online, Inc	276,885
60,224	*	Unwired Planet, Inc	118,039
59,216	*	Valueclick, Inc	930,283
20,078	*	Vasco Data Security International	185,722
15,722	*,e	Verint Systems, Inc	438,801
30,671	*,e	VirnetX Holding Corp	725,676
13,432	*	Virtusa Corp	203,495
27,174	*	VistaPrint Ltd	937,503
14,852	*	Vocus, Inc	256,940
37,279	*	WebMD Health Corp (Class A)	548,374
27,414	*	Websense, Inc	411,484
25,298	*	Website Pros, Inc	392,119
28,548	*	Wright Express Corp	1,837,920
6,079	*	Yelp, Inc	121,337
45,941	*	Zix Corp	112,096

		TOTAL SOFTWARE & SERVICES	69,269,829

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
34,151	*,e	3D Systems Corp	1,297,738
46,795	e	Adtran, Inc	1,009,836
11,749	*	Agilysys, Inc	102,099
1,947	*,e	Ambient Corp	11,409
10,992	*	Anaren, Inc	220,609
20,772		Anixter International, Inc	1,182,135
82,902	*	Arris Group, Inc	1,052,026
81,740	*	Aruba Networks, Inc	1,159,073
4,381	*,e	Audience, Inc	79,077
21,115	*	Avid Technology, Inc	194,469
8,275		Aware, Inc	51,222
14,348	*	AX Holding Corp	86,231
10,412		Badger Meter, Inc	352,863
8,039		Bel Fuse, Inc (Class B)	144,943
41,634	*	Benchmark Electronics, Inc	656,152
12,752		Black Box Corp	339,713
53,294	*,e	Bookham, Inc	149,223
50,541	*	Brightpoint, Inc	453,353
20,702	*	CalAmp Corp	155,886
29,936	*,e	Calix Networks, Inc	138,005

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,179	*	Checkpoint Systems, Inc	$224,387
72,497	*,e	Ciena Corp	1,162,127
31,385		Cognex Corp	1,060,813
17,411	*	Coherent, Inc	850,179
13,973		Comtech Telecommunications Corp	381,742
160,712	*	Comverse Technology, Inc	872,666
26,731	*	Cray, Inc	332,266
25,356		CTS Corp	225,668
26,033		Daktronics, Inc	201,235
12,662	*	Datalink Corp	99,650
18,150	*	Digi International, Inc	166,073
13,152	*	DTS, Inc	245,019
29,401	*	Echelon Corp	94,671
13,579		Electro Rent Corp	227,584
16,526		Electro Scientific Industries, Inc	205,088
33,629	*	Electronics for Imaging, Inc	491,656
62,684	*	Emulex Corp	405,566
71,239	*	Extreme Networks, Inc	227,965
15,895	*,e	Fabrinet	211,086
12,196	*	FARO Technologies, Inc	524,794
27,817		FEI Co	1,327,149
67,365	*	Finisar Corp	837,347
16,655	*	Globecomm Systems, Inc	169,548
21,049	*	GSI Group, Inc	216,805
84,696	*	Harmonic, Inc	359,111
43,398	*	Harris Stratex Networks, Inc (Class A)	98,079
21,477	*	Imation Corp	119,627
22,396	*	Immersion Corp	125,194
79,147	*,e	Infinera Corp	436,891
32,340	*	Insight Enterprises, Inc	542,018
32,118	e	InterDigital, Inc	876,821
43,267	*	Intermec, Inc	260,467
18,273	*	Intevac, Inc	107,263
26,248	*,e	InvenSense, Inc	338,599
30,390	*	Ixia	471,045
32,332	*	Kemet Corp	156,164
9,322	*,e	Key Tronic Corp	69,169
10,631	*	KVH Industries, Inc	138,735
11,865	*	LeCroy Corp	169,551
15,730		Littelfuse, Inc	843,757
8,117		Loral Space & Communications, Inc	584,018
20,967	*,e	Maxwell Technologies, Inc	136,495
10,903	*	Measurement Specialties, Inc	324,691
22,338	*	Mercury Computer Systems, Inc	260,684
1,864		Mesa Laboratories, Inc	86,303
26,690		Methode Electronics, Inc	234,872
11,987		MTS Systems Corp	521,075
6,720	*	Multi-Fineline Electronix, Inc	175,862
16,231	*,e	Neonode, Inc	81,967
14,066	*,e	NeoPhotonics Corp Ltd	69,767
27,890	*	Netgear, Inc	965,831
28,097	*	Newport Corp	316,091

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,872	*,e	Numerex Corp	$65,353
48,553	*	OCZ Technology Group, Inc	304,427
13,691	*	Oplink Communications, Inc	181,543
14,553	*	OSI Systems, Inc	939,251
15,082		Park Electrochemical Corp	407,365
54,765	*,e	Parkervision, Inc	137,460
7,263		PC Connection, Inc	86,357
13,372		PC-Tel, Inc	82,372
31,244		Plantronics, Inc	1,025,428
25,654	*	Plexus Corp	736,783
47,950	*	Power-One, Inc	239,750
14,223	*,e	Procera Networks, Inc	362,402
71,598	*	QLogic Corp	826,241
168,964	*	Quantum Corp	250,067
22,977	*,e	Rackable Systems, Inc	152,797
18,984	*	Radisys Corp	64,735
31,743	*,e	RealD, Inc	307,907
10,812		Richardson Electronics Ltd	132,447
20,581	*	Rofin-Sinar Technologies, Inc	373,134
11,738	*	Rogers Corp	420,807
60,374	*	Sanmina-SCI Corp	515,594
20,407	*	Scansource, Inc	589,150
34,053	*	ShoreTel, Inc	159,368
153,295	*	Sonus Networks, Inc	254,470
25,250	*	STEC, Inc	203,768
15,648	*,e	Stratasys, Inc	958,909
20,998	*	Super Micro Computer, Inc	260,585
14,776		Sycamore Networks, Inc	210,558
30,539	*	Symmetricom, Inc	182,929
24,275	*,e	Synaptics, Inc	640,374
18,949	*	SYNNEX Corp	641,045
268,479		Tellabs, Inc	883,296
11,934		Telular Corp	112,538
3,885		Tessco Technologies, Inc	72,844
38,304	*	TTM Technologies, Inc	419,046
7,544	*,e	Ubiquiti Networks, Inc	106,672
29,272	*,e	Universal Display Corp	929,679
27,491	*	Viasat, Inc	1,052,905
2,486	*	Viasystems Group, Inc	38,284
8,870	*	Vishay Precision Group, Inc	120,632
38,374	*	Westell Technologies, Inc	84,039
11,778	*	Zygo Corp	210,591

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	44,211,195

TELECOMMUNICATION SERVICES - 0.7%
50,993	*,e	8x8, Inc	278,932
6,356		Atlantic Tele-Network, Inc	222,206
11,365	*,e	Boingo Wireless, Inc	97,625
19,643	*	Cbeyond Communications, Inc	140,055
142,318	*,e	Cincinnati Bell, Inc	547,924
34,531	*	Cogent Communications Group, Inc	637,787
33,864	e	Consolidated Communications Holdings, Inc	537,083

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,739	*,e	Fairpoint Communications, Inc	$102,275
27,183	*	General Communication, Inc (Class A)	256,607
7,404	*,e	Hawaiian Telcom Holdco, Inc	133,272
9,679		HickoryTech Corp	103,275
10,049		IDT Corp (Class B)	101,696
22,397	*	inContact, Inc	115,121
35,888	*	Iridium Communications, Inc	325,145
40,113	*,e	Leap Wireless International, Inc	227,842
11,923		Lumos Networks Corp	106,830
20,857	*	Neutral Tandem, Inc	284,907
11,167		NTELOS Holdings Corp	236,740
24,801	*	Orbcomm, Inc	77,131
35,849	*	Premiere Global Services, Inc	328,377
8,784		Primus Telecommunications Group, Inc	139,051
17,636		Shenandoah Telecom Co	277,767
68	*,b,m	Touch America Holdings, Inc	0
33,373	*,e	Towerstream Corp	132,491
15,398		USA Mobility, Inc	171,534
114,580	*	Vonage Holdings Corp	205,098

		TOTAL TELECOMMUNICATION SERVICES	5,786,771

TRANSPORTATION - 2.5%
38,258	*	Air Transport Services Group, Inc	184,786
51,843	*	Alaska Air Group, Inc	1,806,729
10,971	*	Allegiant Travel Co	779,599
6,420		Amerco, Inc	599,628
18,368		Arkansas Best Corp	251,458
19,404	*	Atlas Air Worldwide Holdings, Inc	880,165
78,103	*	Avis Budget Group, Inc	1,122,340
14,511		Celadon Group, Inc	216,649
20,418	*,e	Dollar Thrifty Automotive Group, Inc	1,519,099
10,636	*,e	Echo Global Logistics, Inc	191,874
21,473		Forward Air Corp	718,487
25,387	*,e	Genco Shipping & Trading Ltd	54,836
29,795	*	Genesee & Wyoming, Inc (Class A)	1,849,078
36,038	*	Hawaiian Holdings, Inc	229,562
34,746		Heartland Express, Inc	482,970
27,192	*	Hub Group, Inc (Class A)	808,962
4,711		International Shipholding Corp	87,059
170,592	*,e	JetBlue Airways Corp	939,962
41,773		Knight Transportation, Inc	640,380
11,257		Marten Transport Ltd	202,063
34,829	*	Old Dominion Freight Line	1,476,750
25,307	*	Pacer International, Inc	106,289
6,618	*	Park-Ohio Holdings Corp	113,631
4,463	*	Patriot Transportation Holding, Inc	103,720
15,381	*	Quality Distribution, Inc	155,348
13,989	*	RailAmerica, Inc	383,718
12,730	*,e	Rand Logistics, Inc	105,405
34,804	*	Republic Airways Holdings, Inc	158,358
9,239	*	Roadrunner Transportation Services Holdings, Inc	161,405
11,420	*	Saia, Inc	258,092

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,134		Skywest, Inc	$259,938
30,713	*	Spirit Airlines, Inc	660,637
56,918	*	Swift Transportation Co, Inc	472,420
4,016		Universal Truckload Services, Inc	59,798
121,001	*	US Airways Group, Inc	1,386,671
32,441		Werner Enterprises, Inc	748,738
12,948	*,e	Wesco Aircraft Holdings, Inc	172,856
12,727	*,e	XPO Logistics, Inc	161,887
19,365	*,e	Zipcar, Inc	201,977

		TOTAL TRANSPORTATION	20,713,324

UTILITIES - 3.8%
27,982		Allete, Inc	1,160,134
17,584	*	American DG Energy, Inc	34,992
13,971		American States Water Co	567,921
5,391		Artesian Resources Corp	116,014
83,331	e	Atlantic Power Corp	1,148,301
43,042		Avista Corp	1,191,403
32,346		Black Hills Corp	1,030,220
8,462	*,e	Cadiz, Inc	60,080
30,231		California Water Service Group	558,367
10,871		CH Energy Group, Inc	706,941
6,977		Chesapeake Utilities Corp	319,128
44,457		Cleco Corp	1,945,438
6,242		Connecticut Water Service, Inc	188,696
10,119		Consolidated Water Co, Inc	82,976
4,914	e	Delta Natural Gas Co, Inc	99,754
28,945		El Paso Electric Co	979,788
30,402		Empire District Electric Co	653,643
11,883		Genie Energy Ltd	83,894
36,746		Idacorp, Inc	1,550,681
16,494		Laclede Group, Inc	689,119
17,089		MGE Energy, Inc	819,247
12,129		Middlesex Water Co	226,812
30,504		New Jersey Resources Corp	1,400,134
19,604		Northwest Natural Gas Co	954,519
26,655		NorthWestern Corp	984,369
12,985	e	Ormat Technologies, Inc	233,730
26,746		Otter Tail Corp	627,729
53,087		Piedmont Natural Gas Co, Inc	1,687,105
58,462		PNM Resources, Inc	1,216,009
54,460		Portland General Electric Co	1,482,946
566,723	*	RRI Energy, Inc	1,348,801
10,137		SJW Corp	236,496
22,211		South Jersey Industries, Inc	1,174,073
33,816		Southwest Gas Corp	1,510,223
37,219		UIL Holdings Corp	1,378,592
9,911		Unitil Corp	263,236
29,422		UNS Energy Corp	1,197,475
37,723		WGL Holdings, Inc	1,525,895
9,275	e	York Water Co	167,228

		TOTAL UTILITIES	31,602,109

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

		TOTAL COMMON STOCKS			$830,448,584

		(Cost $779,309,937)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
7,005		Hampton Roads Bankshares, Inc			18,111
7,005		Hampton Roads Bankshares, Inc (2nd Entitlements)			0

		TOTAL BANKS			18,111

ENERGY - 0.0%
8,048	e,m	Magnum Hunter Resources Corp			0

		TOTAL ENERGY			0

		TOTAL RIGHTS / WARRANTS			18,111

		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 18.5%
TREASURY DEBT - 1.3%
$11,000,000		United States Treasury Bill	0.055-0.056%	08/02/12	10,999,983

					10,999,983

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 17.2%
144,293,654	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			144,293,654

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			144,293,654

		TOTAL SHORT-TERM INVESTMENTS			155,293,637

		(Cost $155,293,637)

		TOTAL INVESTMENTS - 117.3%			985,760,332
		(Cost $934,603,574)
		OTHER ASSETS & LIABILITIES, NET - (17.3)%			(145,259,111)

		NET ASSETS - 100.0%			$840,501,221

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	a	Affiliated holding.
	b	In bankruptcy.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $138,549,638.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUSTRALIA - 9.1%
176,009		AGL Energy Ltd	$2,897,076
804,913	e	Alumina Ltd	566,601
392,485		Amcor Ltd	3,098,570
944,466		AMP Ltd	3,957,907
207,233	e	APA Group	1,063,915
321,999		Asciano Group	1,460,949
888,919		Australia & New Zealand Banking Group Ltd	21,857,891
56,103		Australian Stock Exchange Ltd	1,834,271
124,409		Bendigo Bank Ltd	1,067,231
1,067,794		BHP Billiton Ltd	35,469,427
236,959	e	Boral Ltd	832,620
514,196		Brambles Ltd	3,356,946
42,435		Caltex Australia Ltd	628,171
21,962	e	Campbell Brothers Ltd	1,074,865
434,312		Centro Retail Australia (REIT)	933,806
655,325		CFS Gandel Retail Trust	1,360,108
185,501		Coca-Cola Amatil Ltd	2,709,181
18,500	e	Cochlear Ltd	1,277,087
523,507	e	Commonwealth Bank of Australia	31,517,790
146,935		Computershare Ltd	1,178,773
137,204		Crown Ltd	1,213,622
172,377		CSL Ltd	7,708,858
1,462,360		DB RREEF Trust	1,515,239
241,890	e	Echo Entertainment Group Ltd	1,060,401
462,583	e	Fortescue Metals Group Ltd	1,985,689
514,808		GPT Group (ASE)	1,852,095
178,998	e	Harvey Norman Holdings Ltd	374,729
135,365	e	Iluka Resources Ltd	1,336,843
519,736		Incitec Pivot Ltd	1,684,972
688,200		Insurance Australia Group Ltd	2,713,858
709,876	e	John Fairfax Holdings Ltd	389,094
48,438	e	Leighton Holdings Ltd	865,422
171,561		Lend Lease Corp Ltd	1,451,119
547,663	*,e	Lynas Corp Ltd	457,007
509,402		Macquarie Goodman Group	2,003,455
108,617		Macquarie Group Ltd	2,826,129
283,602		Metcash Ltd	1,014,490
1,087,693		Mirvac Group	1,558,935
741,223		National Australia Bank Ltd	19,340,078
253,192		Newcrest Mining Ltd	6,191,885
118,765		Orica Ltd	3,088,588
358,068		Origin Energy Ltd	4,419,747
100,457		Oxiana Ltd	791,968
341,770	*	Qantas Airways Ltd	407,050

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

383,172		QBE Insurance Group Ltd	$5,623,991
549,143		QR National Ltd	1,838,924
44,065	e	Ramsay Health Care Ltd	1,096,389
144,170	e	Rio Tinto Ltd	7,983,726
307,619		Santos Ltd	3,451,852
54,472	e	Sims Group Ltd	471,438
119,321		Sonic Healthcare Ltd	1,582,695
528,105		SP AusNet	583,372
757,854		Stockland Trust Group	2,655,572
419,516		Suncorp-Metway Ltd	3,720,925
117,090		Sydney Airport	386,389
235,739		Tabcorp Holdings Ltd	802,346
437,293		Tattersall’s Ltd	1,330,693
1,416,723		Telstra Corp Ltd	5,949,896
225,643		Toll Holdings Ltd	947,867
431,085		Transurban Group	2,769,197
333,751	e	Wesfarmers Ltd	11,390,590
726,573		Westfield Group	7,599,961
946,507		Westfield Retail Trust	3,024,194
1,011,356		Westpac Banking Corp	24,530,548
143,385		Whitehaven Coal Ltd	548,973
212,436		Woodside Petroleum Ltd	7,492,131
406,917		Woolworths Ltd	12,192,284
66,056		WorleyParsons Ltd	1,801,491

		TOTAL AUSTRALIA	294,169,902

AUSTRIA - 0.3%
23,469		Andritz AG.	1,282,965
69,147		Erste Bank der Oesterreichischen Sparkassen AG.	1,249,373
311,399		IMMOFINANZ Immobilien Anlagen AG.	1,018,170
22,237		Oest Elektrizitatswirts AG. (Class A)	425,315
47,922		OMV AG.	1,503,608
15,867	e	Raiffeisen International Bank Holding AG.	522,223
108,473		Telekom Austria AG.	986,431
35,310		Voestalpine AG.	959,032
12,085		Wiener Staedtische Allgemeine Versicherung AG.	470,093

		TOTAL AUSTRIA	8,417,210

BELGIUM - 1.1%
47,958		Belgacom S.A.	1,379,843
24,106		Colruyt S.A.	1,093,215
32,414		Delhaize Group	1,159,005
777,752		Fortis	1,542,535
23,549		Groupe Bruxelles Lambert S.A.	1,538,174
265,592		InBev NV	21,014,437
52,183		KBC Groep NV	1,089,965
10,403		Mobistar S.A.	320,956
19,554		Solvay S.A.	2,030,195
18,037		Telenet Group Holding NV	794,386
36,249		UCB S.A.	1,813,444
37,399		Umicore	1,654,801

		TOTAL BELGIUM	35,430,956

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
343,000	e	Cosco Corp Singapore Ltd	$265,470
626,000	e	Yangzijiang Shipbuilding	496,611

		TOTAL CHINA	762,081

DENMARK - 1.2%
182		AP Moller - Maersk AS (Class A)	1,196,607
436		AP Moller - Maersk AS (Class B)	3,016,694
35,038		Carlsberg AS (Class B)	2,832,086
7,345	e	Coloplast AS (Class B)	1,390,762
213,174	*	Danske Bank AS	3,160,071
63,018		DSV AS	1,350,423
134,791		Novo Nordisk AS (Class B)	20,783,100
79,647		Novozymes AS	1,958,073
157,138		TDC AS	1,065,646
8,941	e	TrygVesta AS	506,876
8,411	*,e	William Demant Holding	793,497

		TOTAL DENMARK	38,053,835

FINLAND - 0.7%
46,014	e	Elisa Oyj (Series A)	955,696
147,150		Fortum Oyj	2,461,293
21,612	e	Kesko Oyj (B Shares)	558,083
51,299		Kone Oyj (Class B)	3,177,120
41,034		Metso Oyj	1,491,223
43,212	e	Neste Oil Oyj	455,888
1,224,273	e	Nokia Oyj	2,938,638
35,801	e	Nokian Renkaat Oyj	1,425,526
44,461	e	OKO Bank (Class A)	515,412
32,012	e	Orion Oyj (Class B)	638,287
137,385		Sampo Oyj (A Shares)	3,638,495
182,330	e	Stora Enso Oyj (R Shares)	1,037,936
173,061		UPM-Kymmene Oyj	1,848,613
53,807	e	Wartsila Oyj (B Shares)	1,611,159

		TOTAL FINLAND	22,753,369

FRANCE - 8.5%
47,708		Accor S.A.	1,583,200
10,808		Aeroports de Paris	837,434
103,892	e	Air Liquide	11,618,875
763,886	*,e	Alcatel S.A.	843,064
67,444	e	Alstom RGPT	2,235,152
19,836		Arkema	1,460,089
17,267		Atos Origin S.A.	969,673
585,613		AXA S.A.	7,115,024
319,622		BNP Paribas	11,806,732
61,405	e	Bouygues S.A.	1,546,490
17,844		Bureau Veritas S.A.	1,575,162
47,244		Cap Gemini S.A.	1,723,909
187,690	e	Carrefour S.A.	3,358,471
18,151		Casino Guichard Perrachon S.A.	1,522,188

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

18,050		Christian Dior S.A.	$2,492,570
46,891		CNP Assurances	493,984
132,578		Compagnie de Saint-Gobain	3,992,330
43,789	*	Compagnie Generale de Geophysique S.A.	1,253,382
67,358		Compagnie Generale d’Optique Essilor International S.A.	5,863,035
331,185	e	Credit Agricole S.A.	1,415,523
20,183	e	Dassault Systemes S.A.	1,990,688
55,954		Edenred	1,474,441
78,973		Electricite de France	1,636,009
9,927	e	Eurazeo	394,662
41,833		Eutelsat Communications	1,263,009
8,321		Fonciere Des Regions	600,520
607,864		France Telecom S.A.	8,139,964
410,167	e	Gaz de France	9,152,909
6,874		Gecina S.A.	629,270
191,112	e	Groupe Danone	11,616,433
177,604		Groupe Eurotunnel S.A.	1,261,698
7,573		Icade	579,130
7,472	e	Iliad S.A.	1,028,958
10,055		Imerys S.A.	506,141
20,567		JC Decaux S.A.	415,247
30,428		Klepierre	989,675
62,198	e	Lafarge S.A.	2,851,365
37,337		Lagardere S.C.A.	1,006,971
77,060		Legrand S.A.	2,468,791
79,854		L’Oreal S.A.	9,574,570
84,040		LVMH Moet Hennessy Louis Vuitton S.A.	12,642,182
58,610		Michelin (C.G.D.E.) (Class B)	3,982,347
298,245		Natixis	743,277
69,985		Pernod-Ricard S.A.	7,520,969
77,882	e	Peugeot S.A.	604,014
24,732	e	PPR	3,697,870
48,229	e	Publicis Groupe S.A.	2,374,238
7,166	e	Remy Cointreau S.A.	845,675
63,323	e	Renault S.A.	2,761,671
33,145		Rexel S.A.	553,909
74,740		Safran S.A.	2,529,175
399,554		Sanofi-Aventis	32,598,607
172,350		Schneider Electric S.A.	9,717,540
53,893		SCOR	1,277,091
9,193		Societe BIC S.A.	931,868
230,913		Societe Generale	5,082,628
31,565		Sodexho Alliance S.A.	2,381,228
88,373		Suez Environnement S.A.	970,167
32,491	e	Technip S.A.	3,410,730
30,392	e	Thales S.A.	950,366
702,381	e	Total S.A.	32,363,075
30,312		Unibail	5,812,193
34,722	e	Vallourec	1,437,535
115,873		Veolia Environnement	1,311,105
149,660		Vinci S.A.	6,337,663
424,177		Vivendi Universal S.A.	8,044,770

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

10,570		Wendel	$754,795
11,327	e	Zodiac S.A.	1,104,576

		TOTAL FRANCE	274,028,002

GERMANY - 8.0%
68,888		Adidas-Salomon AG.	5,166,752
150,573		Allianz AG.	14,938,091
12,164	e	Axel Springer AG.	542,959
303,861		BASF AG.	22,183,223
273,436		Bayer AG.	20,768,136
109,443		Bayerische Motoren Werke AG.	8,145,104
16,990		Bayerische Motoren Werke AG. (Preference)	845,347
33,199		Beiersdorf AG.	2,198,641
15,031		Brenntag AG.	1,646,290
26,163		Celesio AG.	475,941
1,192,753	*	Commerzbank AG.	1,848,385
25,670		Continental AG.	2,321,001
299,709		Daimler AG. (Reg)	14,933,106
307,379		Deutsche Bank AG.	9,332,223
63,429		Deutsche Boerse AG.	3,155,494
71,825		Deutsche Lufthansa AG.	902,835
279,131		Deutsche Post AG.	5,011,308
922,864		Deutsche Telekom AG.	10,402,473
595,317		E.ON AG.	12,669,514
11,866		Fraport AG. Frankfurt Airport Services Worldwide	671,996
69,137		Fresenius Medical Care AG.	4,997,764
40,888		Fresenius SE	4,354,073
54,848		GEA Group AG.	1,476,178
19,125		Hannover Rueckversicherung AG.	1,142,797
45,944		HeidelbergCement AG.	2,128,840
42,535		Henkel KGaA	2,512,706
58,904		Henkel KGaA (Preference)	4,228,668
12,376		Hochtief AG.	587,233
7,829		Hugo Boss AG.	787,091
347,542		Infineon Technologies AG.	2,525,343
55,966		K&S AG.	2,761,050
29,637	*	Kabel Deutschland Holding AG.	1,854,464
26,622		Lanxess AG.	1,845,721
60,972		Linde AG.	9,068,386
19,579		MAN AG.	1,831,313
21,126	e	Merck KGaA	2,124,706
41,510		Metro AG.	1,141,461
59,266		Muenchener Rueckver AG.	8,397,519
50,109		Porsche AG.	2,578,418
27,996		ProSiebenSat.1 Media AG.	585,967
161,616		RWE AG.	6,345,055
11,868	e	RWE AG. (Preference)	420,121
12,682		Salzgitter AG.	461,071
304,274		SAP AG.	19,310,104
271,826		Siemens AG.	23,034,249
22,700	e	Suedzucker AG.	782,096
123,196	e	ThyssenKrupp AG.	2,258,477

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

32,964	e	United Internet AG.	$582,610
9,750		Volkswagen AG.	1,549,865
47,859		Volkswagen AG. (Preference)	8,144,269
5,306	e	Wacker Chemie AG.	345,220

		TOTAL GERMANY	258,321,654

GREECE - 0.1%
66,905	*	Coca Cola Hellenic Bottling Co S.A.	1,173,058
75,973		OPAP S.A.	456,519

		TOTAL GREECE	1,629,577

HONG KONG - 3.0%
3,389,600		AIA Group Ltd	11,842,618
67,500	e	ASM Pacific Technology	863,672
472,691	e	Bank of East Asia Ltd	1,641,807
1,225,000		BOC Hong Kong Holdings Ltd	3,746,753
383,000		Cathay Pacific Airways Ltd	631,731
460,000		Cheung Kong Holdings Ltd	6,018,428
162,000		Cheung Kong Infrastructure Holdings Ltd	981,477
597,500		CLP Holdings Ltd	5,155,559
682,000		First Pacific Co	762,497
683,000	*,e	Foxconn International Holdings Ltd	203,426
476,000	*,e	Galaxy Entertainment Group Ltd	1,138,870
281,000		Hang Lung Group Ltd	1,813,939
753,000		Hang Lung Properties Ltd	2,660,441
249,300		Hang Seng Bank Ltd	3,458,642
308,447		Henderson Land Development Co Ltd	1,787,547
1,700,986		Hong Kong & China Gas Ltd	3,935,293
453,500		Hong Kong Electric Holdings Ltd	3,558,880
339,200	e	Hong Kong Exchanges and Clearing Ltd	4,525,688
192,540		Hopewell Holdings	559,585
1,677,300		Hutchison Port Holdings Trust	1,271,757
705,000		Hutchison Whampoa Ltd	6,319,630
215,699		Hysan Development Co Ltd	908,253
229,623		Kerry Properties Ltd	1,049,870
1,858,600		Li & Fung Ltd	3,650,682
198,000		Lifestyle International Holdings Ltd	452,854
743,004		Link Real Estate Investment Trust	3,250,374
464,143		MTR Corp	1,617,402
1,219,557		New World Development Ltd	1,550,745
1,256,999		Noble Group Ltd	1,078,288
442,284		NWS Holdings Ltd	673,181
69,800		Orient Overseas International Ltd	395,791
1,275,000		PCCW Ltd	499,645
524,192		Shangri-La Asia Ltd	1,029,353
980,136		Sino Land Co	1,665,395
629,000		SJM Holdings Ltd	1,116,898
519,052		Sun Hung Kai Properties Ltd	6,447,486
222,500		Swire Pacific Ltd (Class A)	2,662,477
500,762		Wharf Holdings Ltd	2,883,675
296,000		Wheelock & Co Ltd	1,156,889
58,495		Wing Hang Bank Ltd	535,323
236,500		Yue Yuen Industrial Holdings	714,031

		TOTAL HONG KONG	96,216,852

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

INDIA - 0.0%
35,025	e	Vedanta Resources plc	$532,751

		TOTAL INDIA	532,751

IRELAND - 0.6%
67,097	*,m	Anglo Irish Bank Corp plc	0
236,493		CRH plc	4,329,884
164,351	*	Elan Corp plc	1,916,817
142,982		James Hardie Industries NV	1,248,943
48,418		Kerry Group plc (Class A)	2,201,241
41,178		Ryanair Holdings plc	201,215
5,828		Ryanair Holdings plc (ADR)	171,693
185,719		Shire Ltd	5,357,096
417,989		WPP plc	5,285,146

		TOTAL IRELAND	20,712,035

ISRAEL - 0.6%
336,104	*	Bank Hapoalim Ltd	973,925
395,574	*	Bank Leumi Le-Israel	891,853
599,562		Bezeq Israeli Telecommunication Corp Ltd	603,188
1,655		Delek Group Ltd	219,614
7,124		Elbit Systems Ltd	230,351
147,203		Israel Chemicals Ltd	1,742,629
713		Israel Corp Ltd	408,315
42,550	*	Mizrahi Tefahot Bank Ltd	319,008
20,155	*	Nice Systems Ltd	726,880
311,563		Teva Pharmaceutical Industries Ltd	12,707,333

		TOTAL ISRAEL	18,823,096

ITALY - 1.9%
385,881	e	Assicurazioni Generali S.p.A.	4,833,596
36,592		Autogrill S.p.A.	295,366
108,670		Autostrade S.p.A.	1,426,686
3,328,011		Banca Intesa S.p.A.	4,206,809
283,197		Banca Intesa S.p.A. RSP	283,170
2,042,706	e	Banca Monte dei Paschi di Siena S.p.A.	451,372
272,390		Banche Popolari Unite Scpa	788,882
561,243		Banco Popolare Scarl	653,578
556,467		Enel Green Power S.p.A	795,686
2,177,914		Enel S.p.A.	6,219,603
795,224		ENI S.p.A.	16,397,715
21,015		Exor S.p.A.	464,047
280,847		FIAT Industrial S.p.A.	2,751,553
292,100	e	Fiat S.p.A.	1,431,404
150,745	e	Finmeccanica S.p.A.	550,790
37,573		Luxottica Group S.p.A.	1,288,115
253,792	e	Mediaset S.p.A.	442,357
175,936		Mediobanca S.p.A.	604,952
77,009	e	Pirelli & C S.p.A.	777,677

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

68,308		Prysmian S.p.A.	$1,094,100
86,727		Saipem S.p.A.	3,985,838
524,581		Snam Rete Gas S.p.A.	2,108,724
1,927,529		Telecom Italia RSP	1,341,930
3,009,787		Telecom Italia S.p.A.	2,450,035
415,727		Terna Rete Elettrica Nazionale S.p.A.	1,387,391
1,338,270		UniCredit S.p.A	4,534,244

		TOTAL ITALY	61,565,620

JAPAN - 20.6%
9,100	e	ABC-Mart, Inc	366,751
50,000	e	Advantest Corp	634,484
198,800	e	Aeon Co Ltd	2,393,682
25,200	e	Aeon Credit Service Co Ltd	480,328
23,800		Aeon Mall Co Ltd	569,257
45,000		Air Water, Inc	541,221
61,500		Aisin Seiki Co Ltd	1,869,441
211,000		Ajinomoto Co, Inc	2,988,771
13,300		Alfresa Holdings Corp	706,993
276,000	e	All Nippon Airways Co Ltd	637,559
118,000		Amada Co Ltd	620,515
183,000		Aozora Bank Ltd	419,282
126,200		Asahi Breweries Ltd	2,832,856
323,000		Asahi Glass Co Ltd	1,896,302
418,000		Asahi Kasei Corp	2,215,456
50,200		Asics Corp	587,569
147,100		Astellas Pharma, Inc	6,988,076
98,000	e	Bank of Kyoto Ltd	716,742
399,000		Bank of Yokohama Ltd	1,807,087
22,000		Benesse Corp	1,038,390
215,500		Bridgestone Corp	4,853,930
75,800		Brother Industries Ltd	700,212
374,900		Canon, Inc	12,519,094
80,100	e	Casio Computer Co Ltd	526,494
493		Central Japan Railway Co	4,073,040
247,000		Chiba Bank Ltd	1,438,850
54,000	e	Chiyoda Corp	701,340
212,900		Chubu Electric Power Co, Inc	2,271,044
71,858		Chugai Pharmaceutical Co Ltd	1,381,928
53,000		Chugoku Bank Ltd	674,876
98,400		Chugoku Electric Power Co, Inc	1,254,209
95,900		Citizen Watch Co Ltd	529,835
18,700		Coca-Cola West Japan Co Ltd	320,028
177,000	e	Cosmo Oil Co Ltd	386,001
50,800		Credit Saison Co Ltd	1,151,917
179,000	e	Dai Nippon Printing Co Ltd	1,360,501
91,000		Daicel Chemical Industries Ltd	544,643
91,000		Daido Steel Co Ltd	513,407
62,000		Daihatsu Motor Co Ltd	1,036,129
2,809		Dai-ichi Mutual Life Insurance Co	2,944,515
219,600		Daiichi Sankyo Co Ltd	3,613,920
76,900		Daikin Industries Ltd	2,089,107

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

49,200	e	Dainippon Sumitomo Pharma Co Ltd	$543,372
23,900		Daito Trust Construction Co Ltd	2,296,785
168,000		Daiwa House Industry Co Ltd	2,386,710
533,000	e	Daiwa Securities Group, Inc	1,986,512
35,800	e	Dena Co Ltd	775,658
164,000		Denki Kagaku Kogyo KK	540,014
161,200		Denso Corp	5,135,815
58,000		Dentsu, Inc	1,539,637
112,700		East Japan Railway Co	7,209,056
82,000		Eisai Co Ltd	3,628,767
38,500		Electric Power Development Co	905,606
19,700		FamilyMart Co Ltd	932,257
63,400		Fanuc Ltd	9,788,219
17,400		Fast Retailing Co Ltd	3,573,498
190,000		Fuji Electric Holdings Co Ltd	418,932
152,400		Fuji Folms Holdings Corp	2,721,896
189,000	e	Fuji Heavy Industries Ltd	1,400,961
613,000		Fujitsu Ltd	2,404,832
243,000		Fukuoka Financial Group, Inc	886,145
216,000		Furukawa Electric Co Ltd	447,760
32,300	e	Gree, Inc	511,267
126,000	e	GS Yuasa Corp	499,123
128,000		Gunma Bank Ltd	622,301
129,000		Hachijuni Bank Ltd	684,467
8,340		Hakuhodo DY Holdings, Inc	549,210
23,600		Hamamatsu Photonics KK	824,595
377,000		Hankyu Hanshin Holdings, Inc	2,019,095
88,000		Hino Motors Ltd	608,129
9,300	e	Hirose Electric Co Ltd	887,345
19,400	e	Hisamitsu Pharmaceutical Co, Inc	976,499
32,400		Hitachi Chemical Co Ltd	492,142
36,000	e	Hitachi Construction Machinery Co Ltd	643,518
20,700		Hitachi High-Technologies Corp	515,220
1,495,000		Hitachi Ltd	8,813,689
53,000	e	Hitachi Metals Ltd	580,090
61,600		Hokkaido Electric Power Co, Inc	565,934
53,700		Hokuriku Electric Power Co	546,134
539,900		Honda Motor Co Ltd	17,163,570
141,400		Hoya Corp	3,136,372
40,600		Ibiden Co Ltd	658,036
7,000		Idemitsu Kosan Co Ltd	586,346
715		Inpex Holdings, Inc	3,972,798
118,080		Isetan Mitsukoshi Holdings Ltd	1,243,122
442,000	e	Ishikawajima-Harima Heavy Industries Co Ltd	940,683
383,000		Isuzu Motors Ltd	1,952,562
499,000		Itochu Corp	5,165,548
8,400		Itochu Techno-Science Corp	434,366
79,000		Iyo Bank Ltd	608,467
153,400		J Front Retailing Co Ltd	760,065
10,300		Japan Petroleum Exploration Co	386,128
230		Japan Prime Realty Investment Corp	597,710
171		Japan Real Estate Investment Corp	1,613,784

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

614		Japan Retail Fund Investment Corp	$1,026,910
109,000	e	Japan Steel Works Ltd	592,916
298,200		Japan Tobacco, Inc	9,367,821
152,600		JFE Holdings, Inc	2,000,327
68,000		JGC Corp	2,078,283
210,000		Joyo Bank Ltd	935,748
84,900		JS Group Corp	1,774,351
56,900		JSR Corp	1,001,557
73,700		JTEKT Corp	646,991
673		Jupiter Telecommunications Co	671,923
731,100		JX Holdings, Inc	3,514,276
267,000		Kajima Corp	763,646
72,000		Kamigumi Co Ltd	577,399
85,000	e	Kaneka Corp	437,162
245,500	e	Kansai Electric Power Co, Inc	1,841,730
70,000	e	Kansai Paint Co Ltd	730,655
174,800		Kao Corp	4,724,231
465,000	e	Kawasaki Heavy Industries Ltd	1,104,142
250,000	*,e	Kawasaki Kisen Kaisha Ltd	378,603
886		KDDI Corp	6,100,285
151,000	e	Keihin Electric Express Railway Co Ltd	1,408,815
183,000		Keio Corp	1,343,778
93,000		Keisei Electric Railway Co Ltd	839,369
15,000	e	Keyence Corp	3,735,910
52,000	e	Kikkoman Corp	652,551
37,000		Kinden Corp	248,796
534,000	e	Kintetsu Corp	2,119,253
286,000		Kirin Brewery Co Ltd	3,244,097
828,000	e	Kobe Steel Ltd	774,057
34,000		Koito Manufacturing Co Ltd	429,433
308,900		Komatsu Ltd	6,852,711
34,400	e	Konami Corp	733,202
158,000		Konica Minolta Holdings, Inc	1,114,089
360,000		Kubota Corp	3,403,548
113,700		Kuraray Co Ltd	1,330,817
35,000		Kurita Water Industries Ltd	787,238
49,800		Kyocera Corp	3,940,284
81,000		Kyowa Hakko Kogyo Co Ltd	900,935
136,600		Kyushu Electric Power Co, Inc	1,066,807
20,100	e	Lawson, Inc	1,443,710
8,400	e	Mabuchi Motor Co Ltd	325,755
36,800		Makita Corp	1,229,675
547,000		Marubeni Corp	3,648,749
74,200		Marui Co Ltd	542,323
14,400		Maruichi Steel Tube Ltd	279,686
729,200	e	Matsushita Electric Industrial Co Ltd	5,047,049
856,000	*,e	Mazda Motor Corp	1,026,617
22,000	e	McDonald’s Holdings Co Japan Ltd	635,910
47,300		Mediceo Paltac Holdings Co Ltd	680,398
22,400		MEIJI Holdings Co Ltd	1,022,853
239,800		Millea Holdings, Inc	5,494,338
19,100		Miraca Holdings, Inc	811,644

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

448,000		Mitsubishi Chemical Holdings Corp	$1,890,578
465,700		Mitsubishi Corp	9,215,592
639,000		Mitsubishi Electric Corp	5,063,645
414,000		Mitsubishi Estate Co Ltd	7,415,004
132,000		Mitsubishi Gas Chemical Co, Inc	756,915
1,001,000		Mitsubishi Heavy Industries Ltd	4,041,781
40,000		Mitsubishi Logistics Corp	422,399
376,000		Mitsubishi Materials Corp	1,036,402
1,228,000	*,e	Mitsubishi Motors Corp	1,170,857
4,219,280		Mitsubishi UFJ Financial Group, Inc	20,459,442
18,740		Mitsubishi UFJ Lease & Finance Co Ltd	747,980
575,800		Mitsui & Co Ltd	8,502,640
294,000		Mitsui Chemicals, Inc	658,911
277,000		Mitsui Fudosan Co Ltd	5,337,050
364,000	e	Mitsui OSK Lines Ltd	1,098,534
165,400		Mitsui Sumitomo Insurance Group Holdings, Inc	2,674,932
1,027,000		Mitsui Trust Holdings, Inc	2,933,347
7,563,507		Mizuho Financial Group, Inc	12,456,741
66,000		Murata Manufacturing Co Ltd	3,285,722
35,000	e	Nabtesco Corp	763,782
60,500		Namco Bandai Holdings, Inc	868,874
853,000	*,e	NEC Corp	1,136,339
35,000	*	Nexon Co Ltd	716,169
91,000		NGK Insulators Ltd	1,044,405
59,088	e	NGK Spark Plug Co Ltd	684,035
53,300		NHK Spring Co Ltd	558,368
35,500	e	Nidec Corp	2,795,145
111,300	e	Nikon Corp	3,073,501
34,600		Nintendo Co Ltd	3,848,934
195		Nippon Building Fund, Inc	1,892,037
128,000	e	Nippon Electric Glass Co Ltd	673,838
270,000		Nippon Express Co Ltd	1,099,411
54,000		Nippon Meat Packers, Inc	705,619
31,400	e	Nippon Paper Group, Inc	397,132
1,694,000		Nippon Steel Corp	3,380,216
143,600		Nippon Telegraph & Telephone Corp	6,665,840
519,000	e	Nippon Yusen Kabushiki Kaisha	1,148,428
222,000		Nishi-Nippon City Bank Ltd	485,282
825,300		Nissan Motor Co Ltd	7,759,642
58,000		Nisshin Seifun Group, Inc	690,661
261,000		Nisshin Steel Co Ltd	287,182
19,500	e	Nissin Food Products Co Ltd	745,023
11,150		Nitori Co Ltd	1,042,506
54,600		Nitto Denko Corp	2,345,803
123,300		NKSJ Holdings, Inc	2,350,278
32,800		NOK Corp	627,209
1,200,800		Nomura Holdings, Inc	4,204,714
31,700		Nomura Real Estate Holdings, Inc	585,415
86		Nomura Real Estate Office Fund, Inc	494,568
32,100		Nomura Research Institute Ltd	663,089
150,000		NSK Ltd	906,256
165,000	e	NTN Corp	442,550

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

400		NTT Data Corp	$1,208,207
5,023		NTT DoCoMo, Inc	8,396,320
421	e	NTT Urban Development Corp	339,272
216,000		Obayashi Corp	980,547
203,000	e	Odakyu Electric Railway Co Ltd	2,081,871
273,000	e	OJI Paper Co Ltd	909,167
73,100	*,e	Olympus Corp	1,368,948
66,200		Omron Corp	1,318,198
27,300		Ono Pharmaceutical Co Ltd	1,723,297
12,100		Oracle Corp Japan	541,637
16,300	e	Oriental Land Co Ltd	2,027,825
34,700	e	ORIX Corp	3,280,446
620,000		Osaka Gas Co Ltd	2,540,313
5,000	e	Otsuka Corp	439,324
118,700		Otsuka Holdings KK	3,614,491
238,300		Rakuten, Inc	2,370,874
619,400		Resona Holdings, Inc	2,521,775
207,000	e	Ricoh Co Ltd	1,415,232
10,800		Rinnai Corp	695,295
31,900		Rohm Co Ltd	1,144,939
15,800		Sankyo Co Ltd	783,137
15,500	e	Sanrio Co Ltd	534,485
23,500		Santen Pharmaceutical Co Ltd	999,744
8,130	e	SBI Holdings, Inc	548,955
69,500		Secom Co Ltd	3,215,377
65,500		Sega Sammy Holdings, Inc	1,395,736
45,800	e	Seiko Epson Corp	364,513
142,000		Sekisui Chemical Co Ltd	1,206,424
173,000		Sekisui House Ltd	1,653,154
250,000		Seven & I Holdings Co Ltd	7,912,153
176,800	e	Seven Bank Ltd	441,113
330,000	e	Sharp Corp	1,128,901
56,100	e	Shikoku Electric Power Co, Inc	864,718
79,000		Shimadzu Corp	644,466
7,000		Shimamura Co Ltd	812,412
24,200	e	Shimano, Inc	1,607,035
183,000		Shimizu Corp	569,967
136,100		Shin-Etsu Chemical Co Ltd	6,870,162
481,000		Shinsei Bank Ltd	541,898
95,100		Shionogi & Co Ltd	1,354,591
115,600	e	Shiseido Co Ltd	1,654,434
182,000		Shizuoka Bank Ltd	1,831,650
73,100		Shoei Co Ltd	382,683
452,000	e	Showa Denko KK	814,349
67,800	e	Showa Shell Sekiyu KK	367,865
17,800		SMC Corp	2,990,249
292,600		Softbank Corp	11,163,798
422,400	e	Sojitz Holdings Corp	654,850
331,700	e	Sony Corp	4,033,437
55,200		Sony Financial Holdings, Inc	880,423
19,900	e	Square Enix Co Ltd	307,036
45,600		Stanley Electric Co Ltd	670,286
39,700	*,e	Sumco Corp	301,104

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

489,009		Sumitomo Chemical Co Ltd	$1,354,731
373,200		Sumitomo Corp	5,228,192
248,900		Sumitomo Electric Industries Ltd	2,926,930
181,000		Sumitomo Heavy Industries Ltd	725,293
1,082,000		Sumitomo Metal Industries Ltd	1,586,014
168,000		Sumitomo Metal Mining Co Ltd	1,794,402
445,200		Sumitomo Mitsui Financial Group, Inc	14,019,918
118,000		Sumitomo Realty & Development Co Ltd	2,936,259
54,800		Sumitomo Rubber Industries, Inc	657,223
59,000		Suruga Bank Ltd	622,902
22,200		Suzuken Co Ltd	795,692
120,300		Suzuki Motor Corp	2,198,049
23,200		Sysmex Corp	1,010,527
191,200		T&D Holdings, Inc	1,943,591
380,000		Taiheiyo Cement Corp	835,154
343,000		Taisei Corp	942,943
11,800	e	Taisho Pharmaceutical Holdings Co Ltd	941,531
87,000		Taiyo Nippon Sanso Corp	486,849
88,000		Takashimaya Co Ltd	641,296
261,600		Takeda Pharmaceutical Co Ltd	12,015,194
71,800		Tanabe Seiyaku Co Ltd	1,095,810
40,600	e	TDK Corp	1,539,903
303,000		Teijin Ltd	886,210
50,900		Terumo Corp	2,078,988
41,900		THK Co Ltd	740,867
326,000		Tobu Railway Co Ltd	1,761,291
36,100	e	Toho Co Ltd	646,697
134,000		Toho Gas Co Ltd	805,704
149,700	*	Tohoku Electric Power Co, Inc	965,694
487,800	*,e	Tokyo Electric Power Co, Inc	811,109
56,200		Tokyo Electron Ltd	2,609,627
815,000		Tokyo Gas Co Ltd	4,200,898
371,000		Tokyu Corp	1,778,801
152,000		Tokyu Land Corp	766,633
89,000		TonenGeneral Sekiyu KK	728,275
180,000	e	Toppan Printing Co Ltd	1,115,143
486,000		Toray Industries, Inc	3,042,540
1,328,000		Toshiba Corp	4,398,227
172,000		Tosoh Corp	422,532
87,000		Toto Ltd	644,746
50,900		Toyo Seikan Kaisha Ltd	597,732
28,000		Toyo Suisan Kaisha Ltd	672,345
20,400	e	Toyoda Gosei Co Ltd	417,058
22,300	e	Toyota Boshoku Corp	249,658
52,500		Toyota Industries Corp	1,396,781
913,100		Toyota Motor Corp	34,914,035
67,900		Toyota Tsusho Corp	1,255,468
33,500	e	Trend Micro, Inc	993,272
19,000	e	Tsumura & Co	534,394
332,000		UBE Industries Ltd	723,914
37,000	e	Uni-Charm Corp	2,038,440
35,900		Ushio, Inc	452,415
7,410		USS Co Ltd	797,437

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

55,800		West Japan Railway Co	$2,406,657
4,596	e	Yahoo! Japan Corp	1,670,792
30,700	e	Yakult Honsha Co Ltd	1,186,915
27,910	e	Yamada Denki Co Ltd	1,446,473
70,000		Yamaguchi Financial Group, Inc	589,845
49,200		Yamaha Corp	473,061
90,200	e	Yamaha Motor Co Ltd	761,848
15,100	e	Yamato Kogyo Co Ltd	425,718
121,800	e	Yamato Transport Co Ltd	1,994,062
40,000		Yamazaki Baking Co Ltd	557,588
77,000	e	Yaskawa Electric Corp	551,808
73,700		Yokogawa Electric Corp	755,072

		TOTAL JAPAN	666,894,861

JERSEY, C.I. - 0.1%
28,739		Randgold Resources Ltd	2,583,218

		TOTAL JERSEY, C.I.	2,583,218

LUXEMBOURG - 0.4%
310,263		ArcelorMittal	4,939,336
20,957		Millicom International Cellular S.A.	1,894,523
93,071		SES Global S.A.	2,237,419
156,553	e	Tenaris S.A.	3,035,924

		TOTAL LUXEMBOURG	12,107,202

MACAU - 0.1%
804,000	e	Sands China Ltd	2,358,391
525,200	e	Wynn Macau Ltd	1,112,935

		TOTAL MACAU	3,471,326

MEXICO - 0.0%
57,891		Fresnillo plc	1,314,265

		TOTAL MEXICO	1,314,265

NETHERLANDS - 4.9%
563,847		Aegon NV	2,559,511
76,229		Akzo Nobel NV	4,114,398
136,469		ASML Holding NV	7,882,053
22,100		Boskalis Westminster	720,097
20,327		Corio NV	897,893
191,156	*	DE Master Blenders 1753 NV	2,215,333
32,968		Delta Lloyd NV	429,906
50,303		DSM NV	2,476,033
135,785		European Aeronautic Defence and Space Co	4,872,483
22,256		Fugro NV	1,456,393
25,274		Gemalto NV	1,931,297
35,868		Heineken Holding NV	1,648,478
75,015		Heineken NV	4,064,305
1,262,757	*	ING Groep NV	8,306,897
339,338		Koninklijke Ahold NV	4,130,510
327,472		Koninklijke Philips Electronics NV	7,201,830

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

22,563		Koninklijke Vopak NV	$1,429,808
74,597	*	Qiagen N.V.	1,328,609
38,722		Randstad Holdings NV	1,172,974
220,368		Reed Elsevier NV	2,582,972
1,215,030		Royal Dutch Shell plc (A Shares)	41,290,305
881,505		Royal Dutch Shell plc (B Shares)	31,009,342
322,614	e	Royal KPN NV	2,648,020
54,878		SBM Offshore NV	668,825
107,821		TNT Express NV	1,168,606
535,561	e	Unilever NV	18,593,501
96,343		Wolters Kluwer NV	1,600,364

		TOTAL NETHERLANDS	158,400,743

NEW ZEALAND - 0.1%
300,713		Auckland International Airport Ltd	605,024
116,589	*	Contact Energy Ltd	471,731
216,995	e	Fletcher Building Ltd	1,069,769
190,338		Sky City Entertainment Group Ltd	547,451
645,754		Telecom Corp of New Zealand Ltd	1,384,712

		TOTAL NEW ZEALAND	4,078,687

NORWAY - 0.9%
56,406		Aker Kvaerner ASA	826,429
322,279		DNB NOR Holding ASA	3,383,561
66,985	e	Gjensidige Forsikring BA	819,702
296,211	e	Norsk Hydro ASA	1,203,038
252,033	e	Orkla ASA	1,798,957
117,042	e	SeaDrill Ltd	4,561,302
369,755		Statoil ASA	8,787,807
234,786		Telenor ASA	3,970,089
61,308		Yara International ASA	2,894,987

		TOTAL NORWAY	28,245,872

PORTUGAL - 0.1%
631,607	*,e	Banco Espirito Santo S.A.	388,317
71,502	*	Cimpor Cimentos de Portugal S.A.	320,048
609,555		Energias de Portugal S.A.	1,389,514
73,240		Galp Energia SGPS S.A.	990,642
73,002	e	Jeronimo Martins SGPS S.A.	1,144,248
214,636	e	Portugal Telecom SGPS S.A.	910,405

		TOTAL PORTUGAL	5,143,174

SINGAPORE - 1.9%
609,960		Ascendas Real Estate Investment Trust	1,110,208
848,000		CapitaLand Ltd	2,032,236
780,330		CapitaMall Trust	1,226,421
458,000	e	CapitaMalls Asia Ltd	597,205
159,400	e	City Developments Ltd	1,492,726
606,000		ComfortDelgro Corp Ltd	816,744
602,500		DBS Group Holdings Ltd	7,107,941
306,000		Fraser and Neave Ltd	2,008,080
2,033,400	e	Genting International plc	2,122,310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

664,000	*	Global Logistic Properties	$1,194,126
2,161,647		Golden Agri-Resources Ltd	1,280,123
36,009		Jardine Cycle & Carriage Ltd	1,347,288
472,400		Keppel Corp Ltd	4,227,968
255,000	e	Keppel Land Ltd	700,418
276,250	e	Neptune Orient Lines Ltd	253,810
545,700	e	Olam International Ltd	804,381
855,520		Oversea-Chinese Banking Corp	6,543,257
324,460		SembCorp Industries Ltd	1,374,364
277,600	e	SembCorp Marine Ltd	1,080,155
174,933	e	Singapore Airlines Ltd	1,485,104
275,000	e	Singapore Exchange Ltd	1,471,927
522,000	e	Singapore Press Holdings Ltd	1,721,386
484,000		Singapore Technologies Engineering Ltd	1,280,721
2,619,403		Singapore Telecommunications Ltd	7,516,588
213,000	e	StarHub Ltd	655,207
422,000		United Overseas Bank Ltd	6,760,200
157,000		United Overseas Land Ltd	651,584
620,000	e	Wilmar International Ltd	1,605,634

		TOTAL SINGAPORE	60,468,112

SPAIN - 2.4%
122,143		Abertis Infraestructuras S.A. (Continuous)	1,507,611
8,201		Acciona S.A.	356,779
31,134	e	Acerinox S.A.	309,804
47,758	e	ACS Actividades Cons y Servicios S.A.	752,917
103,125	e	Amadeus IT Holding S.A.	2,226,743
1,564,528	e	Banco Bilbao Vizcaya Argentaria S.A.	10,199,427
684,243	e	Banco de Sabadell S.A.	1,302,976
371,510	e	Banco Popular Espanol S.A.	697,109
3,192,396		Banco Santander Central Hispano S.A.	19,329,516
280,665	*,e	Bankia SAU	274,685
127,839		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,388,655
247,469	e	Corp Mapfre S.A.	449,975
251,936	e	Criteria Caixacorp S.A.	822,973
195,208		Distribuidora Internacional de Alimentacion S.A.	963,967
56,500		Enagas	978,543
114,686		Gas Natural SDG S.A.	1,412,117
48,294	e	Grifols S.A.	1,501,068
1,343,238	e	Iberdrola S.A.	4,865,230
72,106		Inditex S.A.	7,421,132
35,409		Red Electrica de Espana	1,402,043
272,792		Repsol YPF S.A.	4,347,527
1,353,762		Telefonica S.A.	15,356,027
51,122	e	Zardoya Otis S.A.	568,915

		TOTAL SPAIN	78,435,739

SWEDEN - 3.2%
109,920		Alfa Laval AB	1,900,736
107,894		Assa Abloy AB (Class B)	3,261,970
222,216		Atlas Copco AB (A Shares)	4,975,922
129,305		Atlas Copco AB (B Shares)	2,582,385

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

88,316		Boliden AB	$1,338,992
77,211	e	Electrolux AB (Series B)	1,746,446
29,735	e	Elekta AB (B Shares)	1,380,344
993,936		Ericsson (LM) (B Shares)	9,229,514
64,572	e	Getinge AB (B Shares)	1,846,240
314,183		Hennes & Mauritz AB (B Shares)	11,598,442
81,483	e	Hexagon AB (B Shares)	1,551,501
16,757		Holmen AB (B Shares)	449,098
131,648		Husqvarna AB (B Shares)	671,322
38,287		Industrivarden AB	513,685
152,418		Investor AB (B Shares)	3,172,813
66,200		Kinnevik Investment AB (Series B)	1,362,528
74,381	*	Lundin Petroleum AB	1,573,547
16,059		Modern Times Group AB (B Shares)	734,677
872,232		Nordea Bank AB	8,122,128
60,313	e	Ratos AB (B Shares)	623,883
327,071		Sandvik AB	4,535,077
102,253		Scania AB (B Shares)	1,757,985
106,849		Securitas AB (B Shares)	867,162
460,416		Skandinaviska Enskilda Banken AB (Class A)	3,374,943
122,752	e	Skanska AB (B Shares)	1,850,475
129,274		SKF AB (B Shares)	2,666,201
50,847	e	Ssab Svenskt Stal AB (Series A)	416,478
188,957		Svenska Cellulosa AB (B Shares)	3,208,809
162,327		Svenska Handelsbanken (A Shares)	5,628,549
271,750		Swedbank AB (A Shares)	4,723,306
69,921		Swedish Match AB	2,942,473
104,536		Tele2 AB (B Shares)	1,727,722
703,113		TeliaSonera AB	4,646,924
460,657		Volvo AB (B Shares)	5,668,142

		TOTAL SWEDEN	102,650,419

SWITZERLAND - 8.6%
727,093		ABB Ltd	12,641,555
36,874		Actelion Ltd	1,681,602
42,579		Adecco S.A.	1,866,510
28,534		Aryzta AG.	1,416,371
15,428		Baloise Holding AG.	1,018,004
1,033		Banque Cantonale Vaudoise	526,741
576		Barry Callebaut AG.	519,894
172,752		Compagnie Financiere Richemont S.A.	9,774,477
385,091		Credit Suisse Group	6,556,223
12,334		Geberit AG.	2,418,054
2,705		Givaudan S.A.	2,628,882
453,930	e	Glencore International AG.	2,270,184
74,514		Holcim Ltd	4,385,020
68,188		Julius Baer Group Ltd	2,435,658
59,147		Julius Baer Holding AG.	652,007
17,817		Kuehne & Nagel International AG.	2,024,628
285		Lindt & Spruengli AG.	881,925
36		Lindt & Spruengli AG. (Reg)	1,288,482
16,874		Lonza Group AG.	761,085

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,092,333		Nestle S.A.	$67,108,787
761,765		Novartis AG.	44,730,102
8,731		Pargesa Holding S.A.	525,761
4,220		Partners Group	769,827
16,336		Phonak Holding AG.	1,542,131
232,573		Roche Holding AG.	41,182,997
15,421		Schindler Holding AG.	1,800,584
6,741		Schindler Holding AG. (Reg)	789,686
1,788		SGS S.A.	3,571,871
679		Sika AG.	1,266,503
202,892		STMicroelectronics NV	1,088,510
2,831	e	Straumann Holding AG.	379,937
7,615		Sulzer AG.	982,140
10,048		Swatch Group AG.	3,983,403
13,959		Swatch Group AG. (Reg)	972,534
9,884		Swiss Life Holding	942,938
15,737		Swiss Prime Site AG.	1,317,357
116,891		Swiss Re Ltd	7,317,208
7,618		Swisscom AG.	3,047,577
31,356		Syngenta AG.	10,691,834
116,083		Transocean Ltd	5,486,947
1,205,252		UBS AG. (Switzerland)	12,679,274
48,917		Zurich Financial Services AG.	10,856,751

		TOTAL SWITZERLAND	278,781,961

UNITED KINGDOM - 20.3%
309,830		3i Group plc	1,010,980
279,288		Aberdeen Asset Management plc	1,128,902
93,352	e	Acergy S.A.	1,951,137
65,673		Admiral Group plc	1,122,543
87,788		Aggreko plc	2,802,092
106,721		AMEC plc	1,862,332
439,320		Anglo American plc (London)	13,019,063
129,977		Antofagasta plc	2,171,801
447,910		ARM Holdings plc	3,874,668
116,002		Associated British Foods plc	2,278,268
422,872		AstraZeneca plc	19,748,993
963,588		Aviva plc	4,412,456
115,356		Babcock International Group	1,548,868
1,069,298		BAE Systems plc	5,160,730
217,010		Balfour Beatty plc	983,228
3,836,616		Barclays plc	9,992,095
1,123,475		BG Group plc	22,115,921
699,385		BHP Billiton plc	20,393,291
6,282,345		BP plc	41,714,325
651,893		British American Tobacco plc	34,624,980
280,884		British Land Co plc	2,347,262
365,894		British Sky Broadcasting plc	4,081,422
2,560,418		BT Group plc	8,711,096
105,979		Bunzl plc	1,846,669
143,631		Burberry Group plc	2,812,865
214,754		Capita Group plc	2,387,381
58,421		Carnival plc	1,959,575

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,714,437		Centrica plc	$8,509,649
354,380		Cobham plc	1,288,377
630,718		Compass Group plc	6,765,576
43,501		Croda International plc	1,599,932
828,528		Diageo plc	22,146,346
80,611		Eurasian Natural Resources Corp	493,980
108,778		Evraz plc	403,464
332,497		Experian Group Ltd	4,930,304
498,709		GKN plc	1,639,715
1,671,660		GlaxoSmithKline plc	38,464,469
465,031		Group 4 Securicor plc	1,806,462
226,170		Hammerson plc	1,636,397
5,961,305		HSBC Holdings plc	49,801,407
175,857		ICAP plc	875,466
103,086		IMI plc	1,324,187
331,177		Imperial Tobacco Group plc	12,851,238
142,084		Inmarsat plc	1,092,557
94,477		Intercontinental Hotels Group plc	2,334,126
314,279	*	International Consolidated Airlines	784,997
51,732		Intertek Group plc	2,211,342
258,384		Invensys plc	972,595
172,109		Investec plc	1,014,091
1,190,404		ITV plc	1,404,681
402,091		J Sainsbury plc	2,033,555
71,036		Johnson Matthey plc	2,421,646
68,029		Kazakhmys plc	747,452
772,238		Kingfisher plc	3,220,774
253,993		Land Securities Group plc	3,137,395
1,916,540		Legal & General Group plc	3,814,943
178,177		Liberty International plc	896,515
13,667,262	*	Lloyds TSB Group plc	6,482,358
57,219		London Stock Exchange Group plc	867,213
50,025	e	Lonmin plc	544,961
609,221		Man Group plc	758,899
524,814		Marks & Spencer Group plc	2,738,224
247,794		Meggitt plc	1,485,197
350,000	e	Melrose plc	1,207,435
1,181,924		National Grid plc	12,259,860
55,240		Next plc	2,781,425
1,593,229		Old Mutual plc	3,921,880
270,515		Pearson plc	5,064,504
83,438		Petrofac Ltd	1,940,902
844,667		Prudential plc	10,051,396
218,859		Reckitt Benckiser Group plc	12,010,497
402,600		Reed Elsevier plc	3,388,905
443,321		Resolution Ltd	1,427,463
288,283		Rexam plc	1,959,358
445,842		Rio Tinto plc	20,531,863
619,206		Rolls-Royce Group plc	8,230,925
1,143,254		Royal & Sun Alliance Insurance Group plc	1,945,634
679,499		Royal Bank of Scotland Group plc	2,277,578
316,240		SABMiller plc	13,635,459

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

417,369		Sage Group plc	$1,876,861
35,950		Schroders plc	721,719
310,913		Scottish & Southern Energy plc	6,386,034
232,799		Segro plc	860,491
158,999		Serco Group plc	1,432,941
78,511		Severn Trent plc	2,120,640
293,836		Smith & Nephew plc	3,007,426
128,351		Smiths Group plc	2,141,077
788,292		Standard Chartered plc	18,045,696
769,011		Standard Life plc	2,907,564
153,923		Tate & Lyle plc	1,589,991
2,659,755		Tesco plc	13,242,913
143,851	e	TUI Travel plc	410,812
298,646		Tullow Oil plc	6,011,082
424,572		Unilever plc	15,223,643
219,393		United Utilities Group plc	2,346,211
9,066	*	Veripos, Inc	17,447
16,470,174		Vodafone Group plc	47,136,569
67,704	e	Weir Group plc	1,748,493
57,659		Whitbread plc	1,926,229
779,746		WM Morrison Supermarkets plc	3,385,444
92,938		Wolseley plc	3,342,656
687,206		Xstrata plc	9,081,291

		TOTAL UNITED KINGDOM	657,161,747

UNITED STATES - 0.4%
291,019	d	iShares MSCI EAFE Index Fund	14,550,950

		TOTAL UNITED STATES	14,550,950

		TOTAL COMMON STOCKS	3,205,705,216

		(Cost $3,440,375,148)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	*,m	GPT Group	0

		TOTAL AUSTRALIA	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 7.2%
TREASURY DEBT - 0.5%
$ 7,000,000	United States Treasury Bill	0.055-0.056%	08/02/12	$6,999,989
10,065,000	United States Treasury Bill	0.075	09/13/12	10,064,098
1,500,000	United States Treasury Bill	0.077	08/23/12	1,499,930

	TOTAL TREASURY DEBT			18,564,017

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.7%
215,864,037	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	215,864,037

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	215,864,037

		TOTAL SHORT-TERM INVESTMENTS	234,428,054

		(Cost $234,428,054)

		TOTAL INVESTMENTS - 106.3%	3,440,133,270
		(Cost $3,674,803,202)
		OTHER ASSETS & LIABILITIES, NET - (6.3)%	(204,566,693)

		NET ASSETS - 100.0%	$3,235,566,577

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on future contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $204,795,918.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$736,986,244	22.8%
INDUSTRIALS	398,086,771	12.3
CONSUMER STAPLES	392,356,329	12.1
CONSUMER DISCRETIONARY	331,650,363	10.3
HEALTH CARE	333,568,369	10.2
MATERIALS	303,931,609	9.4
ENERGY	267,284,979	8.3
TELECOMMUNICATION SERVICES	176,988,076	5.5
INFORMATION TECHNOLOGY	139,635,761	4.3
UTILITIES	125,216,715	3.9
SHORT - TERM INVESTMENTS	234,428,054	7.2
OTHER ASSETS & LIABILITIES, NET	(204,566,693)	(6.3)

NET ASSETS	$3,235,566,577	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 103.4%

BRAZIL - 12.8%
7,858		AES Tiete S.A.	$112,547
26,200		All America Latina Logistica S.A.	120,951
7,005		Amil Participacoes S.A.	66,796
7,185		Anhanguera Educacional Participacoes S.A.	102,207
132,804		Banco Bradesco S.A. (Preference)	2,047,924
39,186		Banco do Brasil S.A.	416,872
11,168		Banco do Estado do Rio Grande do Sul	88,561
156,200		Banco Itau Holding Financeira S.A.	2,475,022
49,939		Banco Santander Brasil S.A.	377,979
121,474		BM&F Bovespa S.A.	681,706
27,200		BR Malls Participacoes S.A.	317,501
12,600		BR Properties S.A.	146,955
14,865		Bradespar S.A.	222,917
10,215	*	Braskem S.A.	61,763
18,576		Centrais Eletricas Brasileiras S.A.	128,270
16,792		Centrais Eletricas Brasileiras S.A. (Preference)	164,298
13,970		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	177,045
7,157		Cia Brasileira de Distribuicao Grupo Pao de Acucar	291,630
59,956		Cia de Concessoes Rodoviarias	500,316
8,300		Cia de Saneamento Basico do Estado de Sao Paulo	354,326
3,800		Cia de Saneamento de Minas Gerais-COPASA	93,906
2,700		Cia de Transmissao de Energia Electrica Paulista	75,827
34,561		Cia Energetica de Minas Gerais	660,794
11,020		Cia Energetica de Sao Paulo (Class B)	200,481
8,685		Cia Hering	171,479
7,595		Cia Paranaense de Energia	155,962
48,630		Cia Siderurgica Nacional S.A.	249,890
20,580		Companhia Brasileira de Meios de Pagamento	599,965
7,836		Cosan SA Industria e Comercio	119,307
17,700		CPFL Energia S.A.	204,191
18,705		Cyrela Brazil Realty S.A.	135,094
14,878		Diagnosticos da America S.A.	83,495
10,528		EcoRodovias Infraestrutura e Logistica S.A.	85,233
19,200		EDP - Energias do Brasil S.A.	126,957
7,800		Eletropaulo Metropolitana de Sao Paulo S.A.	73,273
37,679		Empresa Brasileira de Aeronautica S.A.	241,607
15,163	*	Fibria Celulose S.A.	114,692
58,975		Gerdau S.A. (Preference)	535,875
25,000		HRT Participacoes em Petroleo SA	60,755
22,182	*	Hypermarcas S.A.	139,639
176,811		Investimentos Itau S.A. - PR	829,179
24,364	*	JBS S.A.	63,728
36,820		Klabin S.A.	162,610
5,400		Light S.A.	66,090

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

8,582		Localiza Rent A Car	$139,166
26,437		Lojas Americanas S.A.	187,840
8,330		Lojas Renner S.A.	249,063
18,817		Metalurgica Gerdau S.A.	214,138
11,661	*	MMX Mineracao e Metalicos S.A.	32,550
3,600	*	MPX Energia S.A.	58,150
18,556		MRV Engenharia e Participacoes S.A.	100,966
4,000		Multiplan Empreendimentos Imobiliarios S.A.	101,152
2,800		Multiplus S.A.	67,568
11,192		Natura Cosmeticos S.A.	293,618
7,100		Obrascon Huarte Lain Brasil S.A.	61,326
18,153		Odontoprev S.A.	88,142
100,491	*	OGX Petroleo e Gas Participacoes S.A.	277,071
12,639		Oi S.A.	72,718
54,965		Oi S.A.(Pref)	273,054
72,748		PDG Realty S.A.	121,057
44,956		Perdigao S.A.	643,670
214,172		Petroleo Brasileiro S.A.	2,095,524
299,446		Petroleo Brasileiro S.A. (Preference)	2,849,502
5,081		Porto Seguro S.A.	44,383
13,400		Raia Drogasil S.A.	153,016
23,632		Redecard S.A.	381,143
14,381		Satipel Industrial S.A.	83,863
26,045		Souza Cruz S.A.	367,314
6,719		Sul America SA	40,986
20,521		Telefonica Brasil S.A.	480,980
57,066		Tim Participacoes S.A.	237,821
7,100		Totvus S.A.	130,968
10,600		Tractebel Energia S.A.	189,064
24,280		Ultrapar Participacoes S.A.	572,284
30,617		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	110,264
89,800		Vale S.A.	1,627,987
138,373		Vale S.A. (Preference)	2,457,923

		TOTAL BRAZIL	28,909,886

CHILE - 2.1%
157,210		AES Gener S.A.	85,638
219,549		Aguas Andinas S.A.	144,523
1,283,238		Banco de Chile	182,883
2,184		Banco de Credito e Inversiones	139,894
4,551,794		Banco Santander Chile S.A.	330,388
5,138		CAP S.A.	185,415
67,282		Centros Comerciales Sudamericanos S.A.	385,295
6,956		Cia Cervecerias Unidas S.A.	91,888
522,191	*	Colbun S.A.	145,078
6,672,928		CorpBanca S.A.	83,517
41,177		Empresa Electrica del Norte Grande S.A.	93,025
222,346		Empresa Nacional de Electricidad S.A.	370,561
8,532		Empresa Nacional de Telecomunicaciones S.A.	167,773
75,192		Empresas CMPC S.A.	283,074
31,422		Empresas COPEC S.A.	456,935
950,335		Enersis S.A.	316,804

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

18,196		Lan Airlines S.A.	$449,821
31,679		SACI Falabella	308,659
6,544		Sociedad Quimica y Minera de Chile S.A. (Class B)	392,545
28,333		Vina Concha Y Toro S.A.	55,449

		TOTAL CHILE	4,669,165

CHINA - 17.5%
106,000	e	Agile Property Holdings Ltd	125,177
1,591,000	e	Agricultural Bank of China	642,859
168,000	e	Air China Ltd	118,235
358,000	*,e	Aluminum Corp of China Ltd	146,517
92,000	e	Angang New Steel Co Ltd	47,025
96,000	e	Anhui Conch Cement Co Ltd	250,767
69,000	e	Anta Sports Products Ltd	38,508
152,000		AviChina Industry & Technology Co	45,584
5,382,000		Bank of China Ltd	2,047,091
579,500	e	Bank of Communications Co Ltd	382,202
93,500	e	BBMG Corp	57,880
210,000		Beijing Capital International Airport Co Ltd	142,943
45,000		Beijing Enterprises Holdings Ltd	292,127
172,000	*,e	Brilliance China Automotive Holdings Ltd	138,331
37,000	*,e	Byd Co Ltd	62,573
97,320	*,e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	108,071
116,000		China Agri-Industries Holdings Ltd	57,237
168,000		China BlueChemical Ltd	109,951
623,600		China Citic Bank	312,815
367,000	e	China Coal Energy Co	335,727
334,000	*	China Communications Construction Co Ltd	291,260
220,400		China Communications Services Corp Ltd	112,568
5,085,350		China Construction Bank	3,417,033
76,000		China Everbright Ltd	101,395
63,800	*	China Insurance International Holdings Co Ltd	89,540
537,000		China Life Insurance Co Ltd	1,474,110
160,000	e	China Longyuan Power Group Corp	102,297
291,500	e	China Merchants Bank Co Ltd	533,975
88,279	e	China Merchants Holdings International Co Ltd	273,396
427,500	e	China Minsheng Banking Corp Ltd	395,378
422,000		China Mobile Hong Kong Ltd	4,924,330
220,000	e	China National Building Material Co Ltd	213,266
146,000		China Oilfield Services Ltd	223,632
302,000	e	China Overseas Land & Investment Ltd	709,372
135,000		China Pacific Insurance Group Co Ltd	425,127
158,000	*,e	China Railway Construction Corp	137,489
288,000	e	China Railway Group Ltd	125,295
94,000		China Resources Enterprise	259,359
74,000	e	China Resources Gas Group Ltd	142,658
156,000		China Resources Power Holdings Co	327,831
140,000		China Shanshui Cement Group Ltd	79,065
279,500		China Shenhua Energy Co Ltd	1,040,129
336,000	*,e	China Shipping Container Lines Co Ltd	81,618
104,000	e	China Shipping Development Co Ltd	42,445

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

139,000	e	China South Locomotive and Rolling Stock Corp	$101,634
170,000	e	China Southern Airlines Co Ltd	83,902
120,000	e	China State Construction International Holdings Ltd	124,494
1,078,000		China Telecom Corp Ltd	559,660
346,000	e	China Unicom Ltd	506,238
95,000	e	China Yurun Food Group Ltd	56,562
71,000	*,e	China ZhengTong Auto Services Holdings Ltd	33,708
164,800	e	China Zhongwang Holdings Ltd	59,800
178,000		Chongqing Rural Commercial Bank	68,676
112,000	e	Citic Pacific Ltd	161,466
61,000	*	CITIC Securities Co Ltd	106,128
1,306,000		CNOOC Ltd	2,619,908
206,500	e	COSCO Holdings	84,971
126,343		COSCO Pacific Ltd	173,468
342,008	*	Country Garden Holdings Co Ltd	128,480
78,000	e	Dah Chong Hong Holdings Ltd	66,728
336,000	e	Datang International Power Generation Co Ltd	118,257
33,800	e	Dongfang Electric Co Ltd	48,877
206,000	e	Dongfeng Motor Group Co Ltd	284,377
87,000	e	Dongyue Group	45,684
380,000	e	Evergrande Real Estate Group	175,540
168,500		Fosun International	80,618
310,000	e	Franshion Properties China Ltd	95,425
270,000	e	Geely Automobile Holdings Ltd	88,952
52,000	e	Golden Eagle Retail Group Ltd	93,710
82,500	e	Great Wall Motor Co Ltd	184,411
234,000	e	Guangdong Investments Ltd	168,383
176,000	*,e	Guangzhou Automobile Group Co Ltd	131,251
532,000		Guangzhou Investment Co Ltd	119,817
83,200	e	Guangzhou R&F Properties Co Ltd	105,380
57,000	e	Hengan International Group Co Ltd	539,020
284,000	e	Huaneng Power International, Inc	205,109
4,598,000	e	Industrial & Commercial Bank of China	2,621,748
71,000	e	Intime Department Store Group Co Ltd	66,458
136,000		Jiangsu Express	125,759
234,000	e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	32,136
110,000	e	Jiangxi Copper Co Ltd	240,598
464,000	e	Lenovo Group Ltd	319,976
105,500	e	Longfor Properties Co Ltd	154,563
173,000	e	Lonking Holdings Ltd	31,624
282,000	e	Metallurgical Corp of China Ltd	58,949
122,000	e	Nine Dragons Paper Holdings Ltd	56,871
105,000	e	Parkson Retail Group Ltd	94,051
216,000		PICC Property & Casualty Co Ltd	239,948
124,500	e	Ping An Insurance Group Co of China Ltd	969,417
136,000	e	Poly Hong Kong Investment Ltd	70,662
80,000	e	Prime Success International Group Ltd	79,539
81,000	e	Sany Heavy Equipment International	40,475
124,000	e	Shandong Weigao Group Medical Polymer Co Ltd	137,464
256,000	e	Shanghai Electric Group Co Ltd	95,610
51,000		Shanghai Industrial Holdings Ltd	139,003
47,200		Shanghai Pharmaceuticals Holding Co Ltd	66,757

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

106,000	e	Shimao Property Holdings Ltd	$151,077
226,612	e	Shui On Land Ltd	92,940
135,000	e	Sihuan Pharmaceutical Holdings	50,780
228,335	e	Sino-Ocean Land Holdings Ltd	110,770
262,000	e	Sinopec Shanghai Petrochemical Co Ltd	69,964
63,200	e	Sinopharm Group Co	184,955
210,000	e	Soho China Ltd	155,556
161,000	e	Sun Art Retail Group Ltd	189,939
70,500	e	Tencent Holdings Ltd	2,093,104
154,000	e	Tingyi Cayman Islands Holding Corp	380,453
26,000	*,e	Tsingtao Brewery Co Ltd	151,949
107,000		Uni-President China Holdings Ltd	101,668
435,000	e	Want Want China Holdings Ltd	525,711
36,000	*,e	Weichai Power Co Ltd	108,538
45,000	e	Wumart Stores, Inc	87,532
56,000	*	Xinao Gas Holdings Ltd	213,620
174,000	*,e	Yanzhou Coal Mining Co Ltd	257,504
83,000	e	Zhaojin Mining Industry Co Ltd	102,913
166,000		Zhejiang Expressway Co Ltd	120,256
44,500	e	Zhongsheng Group Holdings Ltd	47,229
33,000	e	Zhuzhou CSR Times Electric Co Ltd	78,090
480,000	e	Zijin Mining Group Co Ltd	152,389
47,920	e	ZTE Corp	63,567

		TOTAL CHINA	39,536,934

COLOMBIA - 1.3%
14,306		Almacenes Exito S.A.	245,072
6,915		Banco Davivienda S.A.	83,577
12,842		BanColombia S.A.	194,769
21,717		BanColombia S.A. (Preference)	337,613
12,258		Cementos Argos S.A.	48,427
4,822		Corp Financiera Colombiana S.A.	88,793
393,980		Ecopetrol S.A.	1,132,189
75,047		Grupo Aval Acciones y Valores	50,671
20,202		Interconexion Electrica S.A.	128,510
17,576		Inversiones Argos S.A.	168,885
3,799		Inversiones Argos S.A. (Preference)	36,462
39,079		Isagen S.A. ESP	54,189
19,332		Suramericana de Inversiones S.A.	331,172

		TOTAL COLOMBIA	2,900,329

CZECH REPUBLIC - 0.3%
11,577	e	CEZ AS	389,856
1,051		Komercni Banka AS	178,372
8,178		Telefonica O2 Czech Republic AS	154,586

		TOTAL CZECH REPUBLIC	722,814

EGYPT - 0.4%
43,363		Commercial International Bank	194,737
57,435		Egypt Kuwait Holding Co	69,303
26,969	*	Egyptian Financial Group-Hermes Holding	47,373

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

6,823		Orascom Construction Industries	$292,667
160,475		Orascom Telecom Holding SAE	85,252
200,940		Orascom Telecom Media And Technology Holding SAE	19,185
38,671	*	Talaat Moustafa Group	25,521
22,497		Telecom Egypt	46,588

		TOTAL EGYPT	780,626

FRANCE - 0.0%
4,597		National Societe Generale Bank SAE	22,992

		TOTAL FRANCE	22,992

HONG KONG - 1.0%
333,000	e	Belle International Holdings Ltd	611,942
228,000	e	Bosideng International Holdings Ltd	59,326
234,000		China Gas Holdings Ltd	123,424
93,000	e	China Mengniu Dairy Co Ltd	275,677
198,000	e	China Resources Cement Holdings Ltd	103,703
154,000	e	China Resources Land Ltd	310,195
108,000		Far East Horizon Ltd	74,777
218,000	e	Fushan International Energy Group Ltd	58,778
514,000	e	GCL Poly Energy Holdings Ltd	75,590
711,000	e	GOME Electrical Appliances Holdings Ltd	58,189
64,000	*,e	Haier Electronics Group Co Ltd	73,626
168,000	e	Hengdeli Holdings Ltd	46,408
145,000	e	Huabao International Holdings Ltd	63,977
44,500		Kingboard Chemical Holdings Ltd	91,508
136,000	e	Lee & Man Paper Manufacturing Ltd	55,327
140,000	*	Minmetals Resources Ltd	52,695
98,500	e	Yingde Gases	84,201

		TOTAL HONG KONG	2,219,343

HUNGARY - 0.3%
19,685	e	Magyar Telekom	36,380
4,233	e	MOL Hungarian Oil and Gas plc	304,503
14,066		OTP Bank	215,342
760		Richter Gedeon Nyrt	128,630

		TOTAL HUNGARY	684,855

INDIA - 6.6%
13,444		Adani Enterprises Ltd	43,486
1,975		Aditya Birla Nuvo Ltd	27,835
48,258		Ambuja Cements Ltd	155,926
1,917		Asian Paints Ltd	125,349
4,091		Associated Cement Co Ltd	97,024
6,125		Bajaj Holdings and Investment Ltd	175,874
5,816		Bank of Baroda	68,345
8,143		Bank of India	43,455
42,285		Bharat Heavy Electricals	162,913
23,384		Bharat Petroleum Corp Ltd	152,607
37,209		Bharti Airtel Ltd	199,734
29,971	*	Cairn India Ltd	178,765
8,249		Canara Bank	54,039

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

24,602		Cipla Ltd	$149,387
47,247		Coal India Ltd	304,081
25,998		Dabur India Ltd	55,610
26,893		DLF Ltd	100,434
7,112		Dr Reddy’s Laboratories Ltd	205,834
27,151		GAIL India Ltd	172,038
57,010	*	GMR Infrastructure Ltd	23,697
2,087		Godrej Consumer Products Ltd	23,429
4,655		HCL Technologies Ltd	43,256
104,989		HDFC Bank Ltd	1,104,628
2,893		Hero Honda Motors Ltd	103,776
77,623		Hindalco Industries Ltd	166,281
60,770		Hindustan Lever Ltd	509,672
76,192		Housing Development Finance Corp	941,864
29,043		ICICI Bank Ltd	499,791
43,636	*	Idea Cellular Ltd	62,562
29,752		Infosys Technologies Ltd	1,184,603
66,323		Infrastructure Development Finance Co Ltd	159,273
157,096		ITC Ltd	727,192
62,818		Jaiprakash Associates Ltd	82,184
24,279		Jindal Steel & Power Ltd	172,903
6,209		JSW Steel Ltd	74,238
19,455		Kotak Mahindra Bank Ltd	186,462
14,623		Larsen & Toubro Ltd	357,938
22,604		LIC Housing Finance Ltd	106,090
12,210		Lupin Ltd	131,495
21,138		Mahindra & Mahindra Ltd	265,009
2,441		Maruti Udyog Ltd	49,636
24,954		Mundra Port and Special Economic Zone Ltd	53,858
48,757		NTPC Ltd	137,020
4,172		Piramal Healthcare Ltd	38,719
16,491		Power Finance Corp Ltd	51,137
88,850		Power Grid Corp of India Ltd	189,203
9,710	*	Ranbaxy Laboratories Ltd	86,608
6,203		Reliance Capital Ltd	36,988
31,878		Reliance Communication Ventures Ltd	31,971
7,300		Reliance Energy Ltd	64,527
97,992		Reliance Industries Ltd	1,303,464
28,529	*	Reliance Power Ltd	46,526
20,282		Rural Electrification Corp Ltd	68,340
36,535	*	Satyam Computer Services Ltd	53,550
24,956		Sesa Goa Ltd	84,758
8,207		Shriram Transport Finance Co Ltd	85,043
4,568		Siemens India Ltd	55,782
4,716	f	State Bank of India Ltd (GDR) (purchased 11/10/10, cost $413,897)	363,435
90,053		Sterlite Industries India Ltd	171,927
21,536		Sun Pharmaceuticals Industries Ltd	252,155
32,330		Tata Consultancy Services Ltd	719,070
102,846		Tata Motors Ltd	413,855
72,538		Tata Power Co Ltd	127,411
20,096		Tata Steel Ltd	148,836
14,605		Titan Industries Ltd	58,045

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,199		Ultra Tech Cement Ltd	$153,031
80,876		Unitech Ltd	31,402
11,997		United Phosphorus Ltd	25,813
5,385		United Spirits Ltd	78,294
16,412		UTI Bank Ltd	305,884
31,906		Wipro Ltd	193,999
31,767		ZEE Telefilms Ltd	95,822

		TOTAL INDIA	14,975,188

INDONESIA - 2.9%
1,306,500		Adaro Energy Tbk	200,243
761,000		Bank Rakyat Indonesia	558,622
19,000		PT Astra Agro Lestari Tbk	45,888
1,390,000		PT Astra International Tbk	1,021,929
825,500		PT Bank Central Asia Tbk	695,673
200,766		PT Bank Danamon Indonesia Tbk	128,087
625,771		PT Bank Mandiri Persero Tbk	544,696
492,693		PT Bank Negara Indonesia	205,943
1,274,500		PT Bumi Resources Tbk	139,148
468,000		PT Charoen Pokphand Indonesia Tbk	156,985
75,500		PT Excelcomindo Pratama	48,887
31,000		PT Gudang Garam Tbk	183,668
39,500		PT Indo Tambangraya Megah	147,321
100,500		PT Indocement Tunggal Prakarsa Tbk	227,242
288,500		PT Indofood Sukses Makmur Tbk	163,937
48,000		PT Indosat Tbk	24,476
170,000		PT International Nickel Indonesia Tbk	43,324
129,500		PT Jasa Marga Tbk	77,663
284,000		PT Kalbe Farma Tbk	114,404
716,000		PT Perusahaan Gas Negara	285,658
215,000		PT Semen Gresik Persero Tbk	292,837
88,500		PT Tambang Batubara Bukit Asam Tbk	147,783
690,500		PT Telekomunikasi Indonesia Tbk (Series B)	665,947
96,000		PT Unilever Indonesia Tbk	245,144
112,500		PT United Tractors Tbk	247,822

		TOTAL INDONESIA	6,613,327

KOREA, REPUBLIC OF - 16.0%
219		Amorepacific Corp	198,347
12,690		BS Financial Group	132,805
7,407		Celltrion, Inc	183,315
3,280		Cheil Industries, Inc	279,534
583		CJ CheilJedang Corp	142,563
1,160		CJ Corp	74,821
1,919		Daelim Industrial Co	147,112
5,910	*	Daewoo Engineering & Construction Co Ltd	44,216
2,180		Daewoo International Corp	68,940
11,612		Daewoo Securities Co Ltd	107,472
6,350		Daewoo Shipbuilding & Marine Engineering Co Ltd	138,674
1,039		DC Chemical Co Ltd	182,799
9,110		DGB Financial Group Co Ltd	103,475
2,990		Dongbu Insurance Co Ltd	110,345

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,170		Dongkuk Steel Mill Co Ltd	$28,164
585		Doosan Corp	68,061
3,050		Doosan Heavy Industries and Construction Co Ltd	162,522
6,880	*	Doosan Infracore Co Ltd	109,167
1,460		E-Mart Co Ltd	338,405
891		GLOVIS Co Ltd	170,078
2,365		GS Engineering & Construction Corp	144,012
4,392		GS Holdings Corp	220,824
15,320		Hana Financial Group, Inc	485,194
6,420		Hankook Tire Co Ltd	235,323
5,530		Hanwha Chemical Corp	101,169
2,721		Hanwha Corp	68,985
996		Honam Petrochemical Corp	207,377
36,520		Hynix Semiconductor, Inc	693,732
1,433		Hyosung Corp	67,354
1,055		Hyundai Department Store Co Ltd	118,335
3,200		Hyundai Development Co	57,265
4,573		Hyundai Engineering & Construction Co Ltd	238,905
2,880		Hyundai Heavy Industries	610,263
2,348		Hyundai Hysco	90,432
4,560		Hyundai Marine & Fire Insurance Co Ltd	112,541
2,530		Hyundai Merchant Marine Co Ltd	55,553
666		Hyundai Mipo Dockyard	68,981
4,705		Hyundai Mobis	1,236,049
10,570		Hyundai Motor Co	2,195,863
2,699		Hyundai Motor Co Ltd (2nd Preference)	177,279
1,639		Hyundai Motor Co Ltd (Preference)	95,344
7,160		Hyundai Securities Co	52,926
3,901		Hyundai Steel Co	286,787
1,052		Hyundai Wia Corp	153,469
10,790		Industrial Bank of Korea	116,225
6,830		Kangwon Land, Inc	140,317
25,556		KB Financial Group, Inc	804,815
258		KCC Corp	64,526
18,181		Kia Motors Corp	1,246,320
2,530		Korea Aerospace Industries Ltd	60,048
17,450	*	Korea Electric Power Corp	389,825
18,590		Korea Exchange Bank	137,247
1,370		Korea Gas Corp	53,620
2,790		Korea Investment Holdings Co Ltd	84,633
904		Korea Kumho Petrochemical	97,313
10,940		Korea Life Insurance Co Ltd	62,824
579		Korea Zinc Co Ltd	195,273
2,277		Korean Air Lines Co Ltd	96,609
3,050		KP Chemical Corp	32,333
2,690		KT Corp	76,781
7,982		KT&G Corp	588,082
3,209		LG Chem Ltd	880,568
512		LG Chem Ltd (Preference)	43,305
6,501		LG Corp	333,336
7,180		LG Electronics, Inc	392,518
667		LG Household & Health Care Ltd	343,853

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

525		LG Innotek Co Ltd	$40,634
16,610		LG Telecom Ltd	96,386
16,020		LG.Philips LCD Co Ltd	342,215
43		Lotte Confectionery Co Ltd	59,792
683		Lotte Shopping Co Ltd	174,573
1,178		LS Cable Ltd	91,904
856		LS Industrial Systems Co Ltd	49,364
850		Mando Corp	121,960
1,159		Mirae Asset Securities Co Ltd	30,038
1,067		NCsoft	209,681
2,853		NHN Corp	691,420
268		Orion Corp	211,986
4,590		POSCO	1,466,025
1,061		S1 Corp (Korea)	54,015
2,808		Samsung Card Co	82,644
8,677		Samsung Corp	489,668
4,096		Samsung Electro-Mechanics Co Ltd	380,223
7,593		Samsung Electronics Co Ltd	8,728,314
1,451		Samsung Electronics Co Ltd (Preference)	1,030,243
2,065		Samsung Engineering Co Ltd	330,576
2,492		Samsung Fire & Marine Insurance Co Ltd	466,072
11,080		Samsung Heavy Industries Co Ltd	378,873
4,237		Samsung Life Insurance Co Ltd	346,645
2,332		Samsung SDI Co Ltd	291,364
3,983		Samsung Securities Co Ltd	168,943
2,321		Samsung Techwin Co Ltd	148,573
29,846		Shinhan Financial Group Co Ltd	946,664
448		Shinsegae Co Ltd	82,309
1,533		SK C&C Co Ltd	134,823
1,839		SK Corp	249,721
4,534		SK Energy Co Ltd	616,171
7,410		SK Networks Co Ltd	57,879
268		SK Telecom Co Ltd	34,056
4,000	e	SK Telecom Co Ltd (ADR)	55,480
3,651		S-Oil Corp	307,270
4,980		STX Pan Ocean Co Ltd	17,095
3,520		Woongjin Coway Co Ltd	109,847
24,730		Woori Finance Holdings Co Ltd	240,859
8,521		Woori Investment & Securities Co Ltd	81,052
500		Yuhan Corp	54,686

		TOTAL KOREA, REPUBLIC OF	36,275,191

MALAYSIA - 3.7%
78,300		AirAsia BHD	93,382
62,600		Alliance Financial Group BHD	84,746
121,900		AMMB Holdings BHD	249,358
10,200		Asiatic Development BHD	30,716
95,600		Berjaya Corp BHD	22,240
50,600		Berjaya Sports Toto BHD	69,064
6,300		British American Tobacco Malaysia BHD	119,978
107,300		Bumi Armada BHD	134,061
332,600		Bumiputra-Commerce Holdings BHD	832,262

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

221,400		Digi.Com BHD	$313,359
95,600		Gamuda BHD	106,852
140,100		Genting BHD	422,920
34,120		Hong Leong Bank BHD	148,848
3,800		Hong Leong Credit BHD	15,069
71,000		IJM Corp BHD	117,112
224,300		IOI Corp BHD	381,735
32,700		Kuala Lumpur Kepong BHD	247,602
18,400		Lafarge Malayan Cement BHD	46,897
250,616		Malayan Banking BHD	700,102
19,900		Malaysia Airports Holdings BHD	35,344
25,500		Malaysia Marine and Heavy Engineering Sdn BHD	43,151
128,800		Maxis BHD	263,460
51,500		MISC BHD	74,174
28,000		MMC Corp BHD	21,397
23,631		Parkson Holdings BHD	36,539
190,600		Petronas Chemicals Group BHD	400,348
42,600		Petronas Dagangan BHD	284,814
41,500		Petronas Gas BHD	244,960
27,900		PPB Group BHD	135,339
72,900		Public Bank BHD (Foreign)	334,759
200,300		Resorts World BHD	214,766
36,632		RHB Capital BHD	86,026
154,400	*	Sapurakencana Petroleum BHD	120,876
199,500		Sime Darby BHD	625,235
28,600		SP Setia BHD	33,073
85,700		Telekom Malaysia BHD	154,346
184,250		Tenaga Nasional BHD	396,855
180,900		TM International BHD	338,153
64,200	*	UEM Land Holdings BHD	40,620
36,600		UMW Holdings BHD	110,379
316,800		YTL Corp BHD	187,569
159,300		YTL Power International BHD	91,262

		TOTAL MALAYSIA	8,409,748

MEXICO - 5.2%
20,195	e	Alfa S.A. de C.V. (Class A)	324,721
2,718,070		America Movil S.A. de C.V. (Series L)	3,634,041
729,582	*,e	Cemex S.A. de C.V.	509,119
29,260		Coca-Cola Femsa S.A. de C.V.	326,011
63,386	e	Compartamos SAB de C.V.	63,774
15,300		El Puerto de Liverpool SAB de C.V.	119,722
23,325		Embotelladoras Arca SAB de C.V.	146,806
134,737		Fomento Economico Mexicano S.A. de C.V.	1,152,993
19,428		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	76,377
103,620	e	Grupo Bimbo S.A. de C.V. (Series A)	258,066
37,398		Grupo Carso S.A. de C.V. (Series A1)	129,333
126,887		Grupo Financiero Banorte S.A. de C.V.	679,447
119,032	e	Grupo Financiero Inbursa S.A.	310,055
260,056		Grupo Mexico S.A. de C.V. (Series B)	729,021
47,052		Grupo Modelo S.A. (Series C)	424,294
183,026		Grupo Televisa S.A.	834,995

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

9,377		Industrias Penoles S.A. de C.V.	$386,411
110,742		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	231,502
48,396	e	Mexichem SAB de C.V.	229,379
42,040	*,e	Minera Frisco SAB de C.V.	167,136
368,089	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	1,042,667

		TOTAL MEXICO	11,775,870

MOROCCO - 0.1%
2,718		Attijariwafa Bank	105,089
6,648	*	Douja Promotion Groupe Addoha S.A.	51,226
5,745		Maroc Telecom	69,334

		TOTAL MOROCCO	225,649

PERU - 0.5%
13,322		Cia de Minas Buenaventura S.A. (ADR) (Series B)	485,187
4,672		Credicorp Ltd (NY)	541,672
150,002		Volcan Cia Minera S.A.	165,653

		TOTAL PERU	1,192,512

PHILIPPINES - 1.0%
129,400		Aboitiz Equity Ventures Inc	152,119
145,900		Aboitiz Power Corp	120,379
288,100		Alliance Global Group, Inc	80,234
11,628		Ayala Corp	120,813
307,700		Ayala Land, Inc	160,419
110,346		Banco de Oro Universal Bank	169,831
53,474		Bank of the Philippine Islands	92,761
51,870		DMCI Holdings, Inc	72,534
1,710		Globe Telecom, Inc	46,900
51,140		International Container Term Services, Inc	88,713
25,860		Jollibee Foods Corp	63,706
16,130		Manila Electric Co	102,061
40,151		Metropolitan Bank & Trust	95,912
2,935		Philippine Long Distance Telephone Co	192,231
588,000		PNOC Energy Development Corp	85,184
32,040		San Miguel Corp	85,394
14,529		SM Investments Corp	259,993
429,875		SM Prime Holdings	143,755
59,920		Universal Robina	84,141

		TOTAL PHILIPPINES	2,217,080

POLAND - 1.4%
3,534		Asseco Poland S.A.	48,002
889	*	Bank Handlowy w Warszawie S.A.	21,514
8,529		Bank Millennium S.A.	8,892
7,822		Bank Pekao S.A.	326,385
718	*	BRE Bank S.A.	61,048
11,738	*	Cyfrowy Polsat S.A.	51,375
6,209		Enea S.A.	28,883
3,564		Eurocash S.A.	41,664
10,855	*	Grupa Lotos S.A.	84,732
2,007		Jastrzebska Spolka Weglowa S.A.	55,872

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

9,486		KGHM Polska Miedz S.A.	$358,346
218,672		Polish Oil & Gas Co	264,776
48,628		Polska Grupa Energetyczna S.A.	270,482
28,168	*	Polski Koncern Naftowy Orlen S.A.	300,970
42,467		Powszechna Kasa Oszczednosci Bank Polski S.A.	412,191
4,077		Powszechny Zaklad Ubezpieczen S.A.	430,648
36,769		Synthos S.A.	58,194
71,893		Tauron Polska Energia S.A.	98,777
50,568		Telekomunikacja Polska S.A.	238,396
5,414		TVN S.A.	12,096

		TOTAL POLAND	3,173,243

RUSSIA - 6.2%
7,340	f	AFK Sistema (GDR) (purchased 8/31/10, cost $145,434)	151,536
185,000		Gazprom (ADR)	1,703,850
197,712		Gazprom OAO (ADR)	1,817,843
1,909		Gazpromneft OAO (ADR)	44,837
37,957		LUKOIL (ADR)	2,133,970
17,490	f	Magnit OAO (GDR) (purchased 8/31/10, cost $386,973)	564,323
4,234	e	Mechel Steel Group OAO (ADR)	27,436
32,487		MMC Norilsk Nickel (ADR)	500,134
34,119	*,e	Mobile TeleSystems (ADR)	646,555
7,183	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $792,977)	806,600
2,702	f	Novolipetsk Steel (GDR) (purchased 8/31/10, cost $68,917)	44,771
131,746	f	Rosneft Oil Co (GDR) (purchsed 8/31/10, cost $897,098)	788,704
12,710		Rostelecom (ADR)	264,956
73,514		RusHydro (ADR)	179,383
162,838		Sberbank of Russian Federation (ADR)	1,801,502
10,434	f	Severstal (GDR) (purchased 11/18/11, cost $141,361)	116,331
89,040		Surgutneftegaz (ADR)	742,329
18,568		Tatneft (GDR)	694,621
3,793	f	TMK OAO (GDR) (purchased 11/18/11, cost $43,519)	54,101
18,762	f	Uralkali (GDR) (purchased 8/31/10, cost $695,912)	779,250
80,449	f	VTB Bank OJSC (GDR) (purchased 8/31/10, cost $386,668)	261,470

		TOTAL RUSSIA	14,124,502

SOUTH AFRICA - 8.2%
20,259		ABSA Group Ltd	330,105
54,835		African Bank Investments Ltd	241,512
5,982		African Rainbow Minerals Ltd	112,547
4,415	e	Anglo Platinum Ltd	226,268
26,228		AngloGold Ashanti Ltd	887,678
18,788		Aspen Pharmacare Holdings Ltd	329,423
1,654		Assore Ltd	59,258
23,926		Aveng Ltd	103,940
13,824		Barloworld Ltd	139,398
20,802		Bidvest Group Ltd	497,825
15,749		Discovery Holdings Ltd	102,772
215,012		FirstRand Ltd	716,727
13,464		Foschini Ltd	231,597
49,967		Gold Fields Ltd	641,322
115,347		Growthpoint Properties Ltd	353,885

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

26,617	e	Harmony Gold Mining Co Ltd	$262,441
35,609	e	Impala Platinum Holdings Ltd	558,068
12,078		Imperial Holdings Ltd	275,651
14,988		Investec Ltd	89,512
5,449	e	Kumba Iron Ore Ltd	338,167
7,984	e	Kumba Resources Ltd	162,328
5,697		Liberty Holdings Ltd	64,402
71,809		Life Healthcare Group Holdings Pte Ltd	290,974
7,916		Massmart Holdings Ltd	165,968
54,469		Metropolitan Holdings Ltd	122,315
8,508		Mittal Steel South Africa Ltd	45,922
15,721	e	Mr Price Group Ltd	234,012
115,857		MTN Group Ltd	2,082,877
26,626		Naspers Ltd (N Shares)	1,444,394
13,427		Nedbank Group Ltd	292,687
61,647		Network Healthcare Holdings Ltd	120,785
8,736	e	Northam Platinum Ltd	27,018
11,156		Pick’n Pay Stores Ltd	57,049
33,537		Pretoria Portland Cement Co Ltd	104,788
188,365		Redefine Income Fund Ltd	209,407
30,802		Remgro Ltd	523,810
8,964		Reunert Ltd	86,534
45,257		RMB Holdings Ltd	200,039
37,642		RMI Holdings	82,831
120,146		Sanlam Ltd	515,686
32,148	*,e	Sappi Ltd	96,500
43,506		Sasol Ltd	1,804,770
29,680		Shoprite Holdings Ltd	582,026
11,344		Spar Group Ltd	163,946
82,863		Standard Bank Group Ltd	1,140,008
71,871	*,e	Steinhoff International Holdings Ltd	213,242
11,487		Tiger Brands Ltd	368,829
28,666		Truworths International Ltd	357,642
23,427		Vodacom Group Pty Ltd	271,333
51,699		Woolworths Holdings Ltd	335,921

		TOTAL SOUTH AFRICA	18,666,139

TAIWAN - 11.1%
175,000		Acer, Inc	159,277
371,013		Advanced Semiconductor Engineering, Inc	285,195
18,900		Advantech Co Ltd	66,731
3,000	*	Airtac International Group	15,015
139,660		Asia Cement Corp	176,156
48,500		Asustek Computer, Inc	445,931
499,000		AU Optronics Corp	151,737
71,840		Capital Securities Corp	24,187
39,000		Catcher Technology Co Ltd	186,298
439,680		Cathay Financial Holding Co Ltd	431,416
306,120		Chang Hwa Commercial Bank	164,666
112,400		Cheng Shin Rubber Industry Co Ltd	297,253
28,410		Cheng Uei Precision Industry Co Ltd	51,438
27,380		Chicony Electronics Co Ltd	52,523

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

160,333		China Airlines	$66,412
1,051,754	*	China Development Financial Holding Corp	244,206
112,899		China Life Insurance Co Ltd (Taiwan)	108,632
23,000		China Motor Corp	19,492
95,600		China Petrochemical Development Corp	78,052
853,919		China Steel Corp	757,038
726,536		Chinatrust Financial Holding Co	431,131
269,600		Chunghwa Telecom Co Ltd	804,584
24,000		Clevo Co	31,343
292,000		Compal Electronics, Inc	272,016
43,000		CTCI Corp	79,719
122,000		Delta Electronics, Inc	409,387
250,400		E.Sun Financial Holding Co Ltd	135,957
50,000		Epistar Corp	92,536
15,000		Eternal Chemical Co Ltd	11,313
109,100		Eva Airways Corp	63,507
103,299		Evergreen Marine Corp Tawain Ltd	56,370
22,000		Everlight Electronics Co Ltd	34,224
54,800		Far Eastern Department Stores Co Ltd	57,325
199,840		Far Eastern Textile Co Ltd	222,453
123,000		Far EasTone Telecommunications Co Ltd	308,449
14,000		Farglory Land Development Co Ltd	22,499
33,000	*	Feng Hsin Iron & Steel Co	52,290
408,359		First Financial Holding Co Ltd	246,950
217,000		Formosa Chemicals & Fibre Corp	570,039
2,100		Formosa International Hotels Corp	22,375
114,000		Formosa Petrochemical Corp	328,433
275,000		Formosa Plastics Corp	755,728
42,000		Formosa Taffeta Co Ltd	36,485
48,450		Foxconn Technology Co Ltd	169,846
384,938		Fubon Financial Holding Co Ltd	400,127
553,800		Fuhwa Financial Holdings Co Ltd	255,934
19,000		Giant Manufacturing Co Ltd	103,655
48,500		High Tech Computer Corp	465,874
27,000		Highwealth Construction Corp	41,704
12,240		Hiwin Technologies Corp	111,788
624,300		Hon Hai Precision Industry Co, Ltd	1,739,336
17,000		Hotai Motor Co Ltd	112,851
327,733		Hua Nan Financial Holdings Co Ltd	184,326
316,000	*	InnoLux Display Corp	99,550
83,000	*	Inotera Memories, Inc	15,447
120,060		Inventec Co Ltd	35,742
19,000		Kinsus Interconnect Technology Corp	52,828
7,000		Largan Precision Co Ltd	142,088
27,665		LEE Chang Yung Chem IND Corp	36,993
149,455		Lite-On Technology Corp	186,758
222,127		Macronix International	54,589
67,000	*	MediaTek, Inc	563,434
552,860		Mega Financial Holding Co Ltd	444,280
12,649		Motech Industries, Inc	13,666
25,513		MStar Semiconductor, Inc	161,258
21,501		Nan Kang Rubber Tire Co Ltd	29,975

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

325,000		Nan Ya Plastics Corp	$629,536
7,210		Nan Ya Printed Circuit Board Corp	10,871
35,000		Novatek Microelectronics Corp Ltd	101,208
113,000		Pegatron Technology Corp	146,481
9,000		Phison Electronics Corp	73,048
156,000		Pou Chen Corp	140,477
49,000		Powertech Technology, Inc	98,097
41,000		President Chain Store Corp	213,392
57,000		Prime View International Co Ltd	55,044
175,000		Quanta Computer, Inc	452,691
30,000		Radiant Opto-Electronics Corp	116,406
27,140		Realtek Semiconductor Corp	46,660
9,000		Richtek Technology Corp	49,441
35,476		Ruentex Development Co Ltd	59,648
25,461		Ruentex Industries Ltd	49,516
363,934	*	Shin Kong Financial Holding Co Ltd	109,901
203,000		Siliconware Precision Industries Co	223,249
17,490		Simplo Technology Co Ltd	98,122
19,750		Sino-American Silicon Products, Inc	24,334
372,277		SinoPac Financial Holdings Co Ltd	159,254
18,600		Standard Foods Corp	49,246
96,000		Synnex Technology International Corp	208,209
332,790		Taishin Financial Holdings Co Ltd	133,736
205,363	*	Taiwan Business Bank	59,569
222,914		Taiwan Cement Corp	257,231
293,120	*	Taiwan Cooperative Financial Holding	177,214
46,000		Taiwan Fertilizer Co Ltd	108,031
47,129		Taiwan Glass Industrial Corp	44,453
127,200		Taiwan Mobile Co Ltd	418,813
1,697,000		Taiwan Semiconductor Manufacturing Co Ltd	4,593,427
140,000	*	Teco Electric and Machinery Co Ltd	88,533
10,626		TPK Holding Co Ltd	116,667
6,000		Transcend Information, Inc	16,060
27,760		Tripod Technology Corp	62,504
45,540		TSRC Corp	103,210
56,000		Tung Ho Steel Enterprise Corp	49,970
28,000		U-Ming Marine Transport Corp	43,667
89,000		Unimicron Technology Corp	98,882
280,780		Uni-President Enterprises Corp	468,497
880,000		United Microelectronics Corp	367,366
173,000		Walsin Lihwa Corp	51,599
21,000		Wan Hai Lines Ltd	10,300
102,795		Wintek Corp	44,525
148,044		Wistron Corp	158,118
88,500		WPG Holdings Co Ltd	92,938
73,700		Yang Ming Marine Transport	29,928
55,000		Yulon Motor Co Ltd	95,516
11,000	*	Zhen Ding Technology Holding Ltd	32,813

		TOTAL TAIWAN	25,087,215

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

THAILAND - 2.2%
55,600		Advanced Info Service PCL	$351,579
87,300		Bangkok Bank PCL (Foreign)	573,817
53,300		Bank of Ayudhya PCL	56,090
11,500		Banpu PCL	145,401
55,200		BEC World PCL (Foreign)	98,263
205,000		Charoen Pokphand Foods PCL	215,632
291,800		CP Seven Eleven PCL	314,103
28,500		Glow Energy PCL	54,829
89,778		Indorama Ventures PCL (Foreign)	84,871
1,037,100		IRPC PCL	118,657
118,900		Kasikornbank PCL (Foreign)	664,814
161,200		Krung Thai Bank PCL	83,476
90,600		PTT Exploration & Production PCL	435,090
105,541		PTT Global Chemical PCL	197,229
73,000		PTT PCL	752,055
7,700		Siam Cement PCL	79,901
16,800		Siam Cement PCL (Foreign)	185,642
98,800		Siam Commercial Bank PCL	505,459
88,500		Thai Oil PCL	164,497

		TOTAL THAILAND	5,081,405

TURKEY - 1.8%
123,498		Akbank TAS	463,709
13,475		Anadolu Efes Biracilik Ve Malt Sanayii AS	182,794
11,442		Arcelik AS	56,593
27,512	*	Asya Katilim Bankasi AS	29,536
7,305		BIM Birlesik Magazalar AS	316,806
3,103		Coca-Cola Icecek AS	48,112
39,533		Emlak Konut Gayrimenkul Yatiri	52,481
16,776		Enka Insaat ve Sanayi AS	48,448
58,455		Eregli Demir ve Celik Fabrikalari TAS	63,942
4,051		Ford Otomotiv Sanayi AS	38,911
56,944		Haci Omer Sabanci Holding AS	248,975
45,255		KOC Holding AS	175,577
3,597		Koza Altin Isletmeleri AS	71,076
9,678		TAV Havalimanlari Holding AS	52,849
11,941		Tupras Turkiye Petrol Rafine	262,284
21,057	*	Turk Hava Yollari	40,152
27,448		Turk Sise ve Cam Fabrikalari AS	38,139
37,010		Turk Telekomunikasyon AS	142,680
51,707	*	Turkcell Iletisim Hizmet AS	287,868
162,593		Turkiye Garanti Bankasi AS	632,032
22,238		Turkiye Halk Bankasi AS	190,201
116,923		Turkiye Is Bankasi (Series C)	341,427
52,484		Turkiye Vakiflar Bankasi Tao	109,584
56,486	*	Yapi ve Kredi Bankasi	116,366

		TOTAL TURKEY	4,010,542

UKRAINE - 0.0%
3,072	*	Kernel Holding S.A.	64,034

		TOTAL UKRAINE	64,034

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UNITED STATES - 0.8%
10,596		Southern Copper Corp (NY)	$342,039
35,000		Vanguard Emerging Markets ETF	1,400,700

		TOTAL UNITED STATES	1,742,739

		TOTAL COMMON STOCKS	234,081,328

		(Cost $244,129,487)

PREFERRED STOCKS - 0.9%

BRAZIL - 0.9%
51,907		Ambev Cia De Bebidas Das	1,991,221

		TOTAL BRAZIL	1,991,221

PHILIPPINES - 0.0%
307,700	m	Ayala Land, Inc (Preferred B)	737

		TOTAL PHILIPPINES	737

		TOTAL PREFERRED STOCKS	1,991,958

		(Cost $1,510,065)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
22	m	Cia de Transmissao de Energia Eletrica Paulista	3

		TOTAL BRAZIL	3

		TOTAL RIGHTS / WARRANTS	3

		(Cost $0)

SHORT-TERM INVESTMENTS - 8.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.0%
18,220,036	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	18,220,036

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	18,220,036

		TOTAL SHORT-TERM INVESTMENTS	18,220,036

		(Cost $18,220,036)

		TOTAL INVESTMENTS - 112.3%	254,293,325
		(Cost $263,859,588)
		OTHER ASSETS & LIABILITIES, NET - (12.3)%	(27,799,725)

		NET ASSETS - 100.0%	$226,493,600

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund
		GDR Global Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,091,448.
	f	Restricted security. At 7/31/2012, the aggregate value of these securities amounted to $3,930,521 or 1.7% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$60,416,111	26.7%
INFORMATION TECHNOLOGY	31,767,163	14.1
ENERGY	29,637,004	13.1
MATERIALS	28,117,925	12.4
TELECOMMUNICATION SERVICES	19,954,863	8.8
CONSUMER STAPLES	19,937,072	8.8
CONSUMER DISCRETIONARY	18,523,981	8.2
INDUSTRIALS	15,834,012	7.0
UTILITIES	9,120,354	4.0
HEALTH CARE	2,764,804	1.2
SHORT - TERM INVESTMENTS	18,220,036	8.0
OTHER ASSETS & LIABILITIES, NET	(27,799,725)	(12.3)

NET ASSETS	$226,493,600	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUSTRALIA - 9.2%
139,690		AGL Energy Ltd	$2,299,272
367,173		Australia & New Zealand Banking Group Ltd	9,028,525
47,318		Bendigo Bank Ltd	405,913
323,544		BHP Billiton Ltd	10,747,317
71,969		Centro Retail Australia (REIT)	154,739
127,691		Coca-Cola Amatil Ltd	1,864,885
480	e	Cochlear Ltd	33,135
121,134		Commonwealth Bank of Australia	7,292,884
28,308		Crown Ltd	250,395
45,906		CSL Ltd	2,052,959
118,242	e	Echo Entertainment Group Ltd	518,351
358,752	e	Iluka Resources Ltd	3,542,978
12,732		Leighton Holdings Ltd	227,478
246,539		Lend Lease Corp Ltd	2,085,307
39,689		National Australia Bank Ltd	1,035,570
123,190		Origin Energy Ltd	1,520,573
12,482		Ramsay Health Care Ltd	310,567
523,257		SP AusNet	578,017
138,549		Stockland Trust Group	485,485
339,155		Suncorp-Metway Ltd	3,008,157
497,274		Tattersall’s Ltd	1,513,217
741,724		Telstra Corp Ltd	3,115,062
484,668		Westfield Retail Trust	1,548,568
229,844		Westpac Banking Corp	5,574,891
42,186		Woolworths Ltd	1,264,002
85,746		WorleyParsons Ltd	2,338,480

		TOTAL AUSTRALIA	62,796,727

AUSTRIA - 0.6%
214,456		IMMOFINANZ Immobilien Anlagen AG.	701,199
42,007		OMV AG.	1,318,018
12,097	e	Raiffeisen International Bank Holding AG.	398,142
37,864		Voestalpine AG.	1,028,400
10,399		Wiener Staedtische Allgemeine Versicherung AG.	404,509

		TOTAL AUSTRIA	3,850,268

BELGIUM - 1.1%
33,387		Belgacom S.A.	960,608
23,830		Delhaize Group	852,073
46,469		InBev NV	3,676,766
45,809		Umicore	2,026,920

		TOTAL BELGIUM	7,516,367

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.2%
1,595,000	e	Yangzijiang Shipbuilding	$1,265,326

		TOTAL CHINA	1,265,326

DENMARK - 0.9%
98		AP Moller - Maersk AS (Class A)	644,327
329		AP Moller - Maersk AS (Class B)	2,276,360
8,270		Novo Nordisk AS (Class B)	1,275,131
226,249		TDC AS	1,534,328
2,629		TrygVesta AS	149,041

		TOTAL DENMARK	5,879,187

FINLAND - 0.9%
97,457		Metso Oyj	3,541,700
97,151	e	Neste Oil Oyj	1,024,947
38,465	e	Orion Oyj (Class B)	766,953
100,789		UPM-Kymmene Oyj	1,076,614

		TOTAL FINLAND	6,410,214

FRANCE - 8.4%
445,081		AXA S.A.	5,407,602
34,947		Casino Guichard Perrachon S.A.	2,930,742
56,500		Edenred	1,488,829
51,358		Electricite de France	1,063,935
447,192		France Telecom S.A.	5,988,389
11,356		Imerys S.A.	571,630
35,589		Michelin (C.G.D.E.) (Class B)	2,418,150
5,664		Remy Cointreau S.A.	668,421
97,631		Renault S.A.	4,257,927
7,244		Rexel S.A.	121,059
126,734		Sanofi-Aventis	10,339,909
29,550		Schneider Electric S.A.	1,666,106
51,470		SCOR	1,219,674
9,686		Societe BIC S.A.	981,842
20,212		Suez Environnement S.A.	221,889
31,300		Thales S.A.	978,759
150,142		Total S.A.	6,917,979
127,872		Vinci S.A.	5,415,005
246,277		Vivendi Universal S.A.	4,670,791
726		Wendel	51,843

		TOTAL FRANCE	57,380,481

GERMANY - 7.7%
55,935		Allianz AG.	5,549,216
16,199	e	Axel Springer AG.	723,068
132,199		BASF AG.	9,651,123
18,243		Bayer AG.	1,385,601
75,137		Bayerische Motoren Werke AG.	5,591,940
52,934		Continental AG.	4,786,126
55,074		Deutsche Post AG.	988,757
26,788		Hannover Rueckversicherung AG.	1,600,692
567,757		Infineon Technologies AG.	4,125,491
32,497	*,e	Kabel Deutschland Holding AG.	2,033,421

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

50,135		Muenchener Rueckver AG.	$7,103,730
20,167		Porsche AG.	1,037,717
49,538		ProSiebenSat.1 Media AG.	1,036,849
10,742		SAP AG.	681,718
17,670		Siemens AG.	1,497,337
39,613	e	Suedzucker AG.	1,364,810
22,656		Volkswagen AG.	3,601,410

		TOTAL GERMANY	52,759,006

HONG KONG - 2.9%
28,500	e	ASM Pacific Technology	364,662
307,000		Cheung Kong Holdings Ltd	4,016,646
121,500		CLP Holdings Ltd	1,048,369
24,000		Hang Lung Group Ltd	154,927
21,357		Henderson Land Development Co Ltd	123,771
31,500		Hopewell Holdings	91,549
68,000		Hutchison Whampoa Ltd	609,553
58,000		Hysan Development Co Ltd	244,223
504,394		Link Real Estate Investment Trust	2,206,541
64,000		MGM China Holdings Ltd	88,461
1,056,000		SJM Holdings Ltd	1,875,110
496,446		Sun Hung Kai Properties Ltd	6,166,682
174,000		Swire Pacific Ltd (Class A)	2,082,117
7,700		Wharf Holdings Ltd	44,341
162,000		Wheelock & Co Ltd	633,162
11,500		Wing Hang Bank Ltd	105,244

		TOTAL HONG KONG	19,855,358

IRELAND - 0.2%
6,618		CRH plc	121,167
6,112		Kerry Group plc (Class A)	277,872
12,300	*	Ryanair Holdings plc (ADR)	362,358
74,671		WPP plc	944,156

		TOTAL IRELAND	1,705,553

ISRAEL - 0.6%
71,277	*	Bank Leumi Le-Israel	160,700
202,996		Bezeq Israeli Telecommunication Corp Ltd	204,224
556		Delek Group Ltd	73,780
40,011		Israel Chemicals Ltd	473,661
45,656	*	Mizrahi Tefahot Bank Ltd	342,294
67,855		Teva Pharmaceutical Industries Ltd	2,767,517

		TOTAL ISRAEL	4,022,176

ITALY - 2.2%
540,744		Banca Intesa S.p.A. RSP	540,692
1,866,344		Enel S.p.A.	5,329,833
187,899		ENI S.p.A.	3,874,524
231,309		FIAT Industrial S.p.A.	2,266,213
215,327		Pirelli & C S.p.A.	2,174,483
213,535		Snam Rete Gas S.p.A.	858,373

		TOTAL ITALY	15,044,118

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

JAPAN - 20.4%
16,700		Aisin Seiki Co Ltd	$507,637
981,000	e	All Nippon Airways Co Ltd	2,266,108
225,000		Amada Co Ltd	1,183,185
441,000	e	Aozora Bank Ltd	1,010,401
557,000		Asahi Kasei Corp	2,952,174
61,000		Bridgestone Corp	1,373,966
112,800		Brother Industries Ltd	1,042,004
224		Central Japan Railway Co	1,850,631
136,100		Chubu Electric Power Co, Inc	1,451,804
36,000		Chugoku Bank Ltd	458,407
158,700		Citizen Watch Co Ltd	876,798
4,800		Coca-Cola West Japan Co Ltd	82,146
159,000	e	Daihatsu Motor Co Ltd	2,657,168
6,000	e	FamilyMart Co Ltd	283,936
12,700		Fanuc Ltd	1,960,732
77,000		Hankyu Hanshin Holdings, Inc	412,388
126,200	e	Hitachi Construction Machinery Co Ltd	2,255,890
1,171,000		Hitachi Ltd	6,903,565
71,700		Hokkaido Electric Power Co, Inc	658,725
29,600		Honda Motor Co Ltd	940,992
220		Inpex Holdings, Inc	1,222,399
156,700		Isetan Mitsukoshi Holdings Ltd	1,649,706
547,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,164,149
213,000		J Front Retailing Co Ltd	1,055,370
35		Japan Prime Realty Investment Corp	90,956
25,000		Japan Tobacco, Inc	785,364
156,000		Joyo Bank Ltd	695,127
308		Jupiter Telecommunications Co	307,507
91,900	e	Kansai Electric Power Co, Inc	689,430
512		KDDI Corp	3,525,221
57,100		Komatsu Ltd	1,266,720
28,700	e	Konami Corp	611,712
346,000		Konica Minolta Holdings, Inc	2,439,715
125,900		Kuraray Co Ltd	1,473,614
95,400		Kyushu Electric Power Co, Inc	745,047
28,100	e	Lawson, Inc	2,018,321
19,300		Makita Corp	644,911
508,000		Marubeni Corp	3,388,601
236,000		Mitsubishi Gas Chemical Co, Inc	1,353,273
1,584,200		Mitsubishi UFJ Financial Group, Inc	7,681,843
14,800		Mitsui & Co Ltd	218,546
69,000		Mitsui Trust Holdings, Inc	197,080
2,973,300		Mizuho Financial Group, Inc	4,896,886
4,700		Murata Manufacturing Co Ltd	233,983
13,000	e	Nabtesco Corp	283,691
56,000	e	NGK Spark Plug Co Ltd	648,287
77,500		NHK Spring Co Ltd	811,886
37,300	e	Nikon Corp	1,030,023
37,000	e	Nippon Electric Glass Co Ltd	194,781

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

391,000		Nippon Express Co Ltd	$1,592,109
56,200		Nippon Telegraph & Telephone Corp	2,608,776
644,200		Nissan Motor Co Ltd	6,056,903
50,900		Nitto Denko Corp	2,186,838
24		Nomura Real Estate Office Fund, Inc	138,019
47,300	e	Nomura Research Institute Ltd	977,075
241,000		NSK Ltd	1,456,051
374		NTT DoCoMo, Inc	625,169
505		NTT Urban Development Corp	406,965
181,000	e	Odakyu Electric Railway Co Ltd	1,856,249
6,580	e	ORIX Corp	622,056
7,200		Otsuka Holdings KK	219,245
48,100	e	Seiko Epson Corp	382,818
146,000		Sekisui Chemical Co Ltd	1,240,408
309,000	e	Sekisui House Ltd	2,952,743
206,400		Seven & I Holdings Co Ltd	6,532,273
31,900		Shionogi & Co Ltd	454,379
32,800		Shoei Co Ltd	171,710
7,700		Softbank Corp	293,784
50,100	e	Sumitomo Corp	701,855
253,700		Sumitomo Mitsui Financial Group, Inc	7,989,338
118,800		Sumitomo Rubber Industries, Inc	1,424,781
8,500		Taisho Pharmaceutical Holdings Co Ltd	678,221
150,900		Takeda Pharmaceutical Co Ltd	6,930,782
110,800		Tanabe Seiyaku Co Ltd	1,691,027
33,800		THK Co Ltd	597,645
306,000	e	Tokyu Land Corp	1,543,354
83,000		TonenGeneral Sekiyu KK	679,178
325,000		Toppan Printing Co Ltd	2,013,454
35,000		Toray Industries, Inc	219,113
543,000	e	Toshiba Corp	1,798,372
418,000	e	Tosoh Corp	1,026,850
109,300	e	Toyota Motor Corp	4,179,285
94,100		Toyota Tsusho Corp	1,739,905
22,900	e	Trend Micro, Inc	678,983
8,620		USS Co Ltd	927,653
47,900		West Japan Railway Co	2,065,930

		TOTAL JAPAN	140,112,102

MEXICO - 0.1%
30,881		Fresnillo plc	701,073

		TOTAL MEXICO	701,073

NETHERLANDS - 6.1%
95,034		ASML Holding NV	5,488,888
30,133		Boskalis Westminster	981,841
83,010		DSM NV	4,085,948
110,435		European Aeronautic Defence and Space Co	3,962,828
18,806		Heineken Holding NV	864,316
369,758		Koninklijke Ahold NV	4,500,790
245,223		Royal Dutch Shell plc (A Shares)	8,333,401
286,657		Royal Dutch Shell plc (B Shares)	10,083,942
89,995		Unilever NV	3,124,429

		TOTAL NETHERLANDS	41,426,383

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.1%
178,502		Telecom Corp of New Zealand Ltd	$382,768

		TOTAL NEW ZEALAND	382,768

NORWAY - 1.2%
30,829	e	Gjensidige Forsikring BA	377,258
69,873	e	SeaDrill Ltd	2,723,055
111,784		Statoil ASA	2,656,722
15,256		Telenor ASA	257,970
51,961		Yara International ASA	2,453,618

		TOTAL NORWAY	8,468,623

PORTUGAL - 0.2%
600,053		Energias de Portugal S.A.	1,367,853

		TOTAL PORTUGAL	1,367,853

SINGAPORE - 1.9%
280,000		ComfortDelgro Corp Ltd	377,373
5,298,000		Golden Agri-Resources Ltd	3,137,464
11,000		Jardine Cycle & Carriage Ltd	411,568
428,000		Keppel Corp Ltd	3,830,590
298,000		SembCorp Industries Ltd	1,262,284
257,000		Singapore Technologies Engineering Ltd	680,052
163,000		United Overseas Bank Ltd	2,611,167
87,000		United Overseas Land Ltd	361,069

		TOTAL SINGAPORE	12,671,567

SPAIN - 2.2%
1,073,107		Banco Santander Central Hispano S.A.	6,497,517
216,737	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	2,354,313
653,668	e	Corp Mapfre S.A.	1,188,571
38,407		Enagas	665,184
233,890		Gas Natural SDG S.A.	2,879,864
34,015		Repsol YPF S.A.	542,102
56,495		Telefonica S.A.	640,835

		TOTAL SPAIN	14,768,386

SWEDEN - 3.0%
46,564		Atlas Copco AB (A Shares)	1,042,674
157,490		Ericsson (LM) (B Shares)	1,462,424
12,278		Getinge AB (B Shares)	351,052
36,601		Industrivarden AB	491,065
95,297		Investor AB (B Shares)	1,983,752
45,018		Kinnevik Investment AB (Series B)	926,560
188,591		Svenska Handelsbanken (A Shares)	6,539,231
30,637		Swedbank AB (A Shares)	532,504
72,409		Swedish Match AB	3,047,175
361,212		Volvo AB (B Shares)	4,444,524

		TOTAL SWEDEN	20,820,961

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

SWITZERLAND - 8.3%
39,119	Adecco S.A.	$1,714,836
19,729	Aryzta AG.	979,308
4,165	Geberit AG.	816,539
255,326	Nestle S.A.	15,686,259
211,391	Novartis AG.	12,412,674
4,700	Partners Group	857,390
78,800	Roche Holding AG.	13,953,556
107,600	Swiss Re Ltd	6,735,604
2,684	Swisscom AG.	1,073,733
5,608	Syngenta AG.	1,912,227
16,666	Transocean Ltd	787,759

	TOTAL SWITZERLAND	56,929,885

UNITED KINGDOM - 20.0%
66,401	Admiral Group plc	1,134,987
66,376	Aggreko plc	2,118,645
7,112	Anglo American plc (London)	210,761
202,356	AstraZeneca plc (ADR)	9,472,285
1,008,808	BAE Systems plc	4,868,788
191,521	Balfour Beatty plc	867,743
648,923	Barclays plc	1,690,057
72,743	BG Group plc	1,431,966
321,992	BHP Billiton plc	9,388,931
258,111	BP plc (ADR)	10,298,630
116,262	British American Tobacco plc	6,175,200
8,316	British Sky Broadcasting plc	92,762
1,613,845	BT Group plc	5,490,650
47,137	Burberry Group plc	923,129
209,399	Cobham plc	761,287
1,379	Croda International plc	50,719
362,919	Diageo plc	9,700,734
660,108	GKN plc	2,170,382
208,341	GlaxoSmithKline plc	4,793,873
867,345	HSBC Holdings plc	7,245,898
111,152	Imperial Tobacco Group plc	4,313,225
1,825	Intercontinental Hotels Group plc	45,088
284,977	ITV plc	336,274
575,343	J Sainsbury plc	2,909,768
74,249	Johnson Matthey plc	2,531,178
67,676	Kingfisher plc	282,256
1,877,701	Legal & General Group plc	3,737,632
80,826	London Stock Exchange Group plc	1,225,001
248,597	Marks & Spencer Group plc	1,297,058
669,147	National Grid plc	6,940,927
74,981	Next plc	3,775,418
31,773	Petrofac Ltd	739,091
534,958	Prudential plc	6,365,912
41,679	Reckitt Benckiser Group plc	2,287,251
278,593	Rexam plc	1,893,498
68,753	Rio Tinto plc	3,166,205
46,800	Rolls-Royce Group plc	622,099

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

200,159	Sage Group plc			$900,092
197,180	Standard Chartered plc			4,513,873
521,039	Standard Life plc			1,970,003
170,170	Tate & Lyle plc			1,757,819
125,208	Tesco plc			623,410
228,143	Vodafone Group plc (ADR)			6,559,111

	TOTAL UNITED KINGDOM			137,679,616

UNITED STATES - 0.6%
75,000	iShares MSCI EAFE Index Fund			3,750,000

	TOTAL UNITED STATES			3,750,000

	TOTAL COMMON STOCKS			677,563,998

	(Cost $683,526,353)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 4.8%
TREASURY DEBT - 0.6%
$4,200,000	United States Treasury Bill	0.006%	08/02/12	4,199,993

	TOTAL TREASURY DEBT			4,199,993

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.2%
28,616,823	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	28,616,823

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	28,616,823

		TOTAL SHORT-TERM INVESTMENTS	32,816,816

		(Cost $32,816,816)

		TOTAL INVESTMENTS - 103.8%	710,380,814
		(Cost $716,343,169)
		OTHER ASSETS & LIABILITIES, NET - (3.8)%	(25,780,580)

		NET ASSETS - 100.0%	$684,600,234

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,127,814.

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$156,664,219	22.9%
INDUSTRIALS	84,121,504	12.3
CONSUMER STAPLES	81,708,759	11.9
CONSUMER DISCRETIONARY	69,949,031	10.2
HEALTH CARE	69,888,866	10.2
MATERIALS	64,845,830	9.5
ENERGY	56,492,766	8.3
TELECOMMUNICATION SERVICES	37,931,419	5.5
INFORMATION TECHNOLOGY	29,163,081	4.3
UTILITIES	26,798,522	3.9
SHORT - TERM INVESTMENTS	32,816,816	4.8
OTHER ASSETS & LIABILITIES, NET	(25,780,579)	(3.8)

NET ASSETS	$684,600,234	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 0.6%
12,353	*	BorgWarner, Inc	$828,886
54,881	*	Delphi Automotive plc	1,558,072
11,876		Harley-Davidson, Inc	513,399
61,611	*	WABCO Holdings, Inc	3,383,676

		TOTAL AUTOMOBILES & COMPONENTS	6,284,033

CAPITAL GOODS - 8.0%
19,152		Ametek, Inc	593,712
69,764	*	BE Aerospace, Inc	2,736,842
176,787		Boeing Co	13,066,326
8,000		Carlisle Cos, Inc	403,920
103,177		Caterpillar, Inc	8,688,535
91,193		Chicago Bridge & Iron Co NV	3,259,238
65,047		Cummins, Inc	6,238,007
33,400		Danaher Corp	1,763,854
3,706		Flowserve Corp	444,646
114,033		Fluor Corp	5,653,756
142,692		Honeywell International, Inc	8,283,271
26,823		Ingersoll-Rand plc	1,137,563
13,201		Joy Global, Inc	685,660
18,294		Lennox International, Inc	798,899
28,500		Lincoln Electric Holdings, Inc	1,136,580
17,333		Nordson Corp	888,490
85,463		Parker Hannifin Corp	6,864,388
6,050		Precision Castparts Corp	941,138
55,478		Roper Industries, Inc	5,517,287
9,028		SPX Corp	548,180
8,400		Timken Co	304,080
11,988	*	TransDigm Group, Inc	1,478,840
90,127		United Technologies Corp	6,709,054
33,577		Westinghouse Air Brake Technologies Corp	2,658,627

		TOTAL CAPITAL GOODS	80,800,893

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
32,293		Rollins, Inc	761,469
94,084	*	Verisk Analytics, Inc	4,727,721
8,000		Waste Connections, Inc	246,160

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,735,350

CONSUMER DURABLES & APPAREL - 1.5%
1,621	*	Carter’s, Inc	82,136
35,325		Coach, Inc	1,742,582
24,372		Jarden Corp	1,101,614
40,398	*	Michael Kors Holdings Ltd	1,668,033

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,440		Nike, Inc (Class B)	$507,824
2,288	*	NVR, Inc	1,770,867
53,028		Phillips-Van Heusen Corp	4,212,014
26,085		Polaris Industries, Inc	1,960,549
4,128		Ralph Lauren Corp	595,836
21,112	*	Tempur-Pedic International, Inc	601,481
4,500		Tupperware Corp	235,890
9,486	*,e	Under Armour, Inc (Class A)	516,418

		TOTAL CONSUMER DURABLES & APPAREL	14,995,244

CONSUMER SERVICES - 2.8%
28,700	*	Apollo Group, Inc (Class A)	780,640
20,013	*	Bally Technologies, Inc	874,768
37,847		Brinker International, Inc	1,226,621
3,194	*	Chipotle Mexican Grill, Inc (Class A)	933,702
10,600	*,e	ITT Educational Services, Inc	411,492
59,351		McDonald’s Corp	5,303,606
30,995	*,e	Panera Bread Co (Class A)	4,881,403
101,273		Starbucks Corp	4,585,641
12,349		Starwood Hotels & Resorts Worldwide, Inc	668,698
12,152	e	Weight Watchers International, Inc	614,891
30,821		Wynn Resorts Ltd	2,889,469
76,323		Yum! Brands, Inc	4,948,783

		TOTAL CONSUMER SERVICES	28,119,714

DIVERSIFIED FINANCIALS - 1.4%
39,877	*	Affiliated Managers Group, Inc	4,449,874
143,479		American Express Co	8,280,173
8,194	*	IntercontinentalExchange, Inc	1,075,217
16,483		Moody’s Corp	668,056

		TOTAL DIVERSIFIED FINANCIALS	14,473,320

ENERGY - 3.4%
41,396	*	Concho Resources, Inc	3,529,009
11,642	*	Dresser-Rand Group, Inc	541,469
93,019		National Oilwell Varco, Inc	6,725,274
104,172		Oceaneering International, Inc	5,384,651
14,381		Pioneer Natural Resources Co	1,274,588
174,116		Schlumberger Ltd	12,407,506
10,252		St. Mary Land & Exploration Co	482,767
58,289		Sunoco, Inc	2,808,947
23,700	*	Whiting Petroleum Corp	957,480
6,500		World Fuel Services Corp	263,185

		TOTAL ENERGY	34,374,876

FOOD & STAPLES RETAILING - 2.6%
127,213		Costco Wholesale Corp	12,235,346
13,910	*	Fresh Market, Inc	819,160
92,354		Wal-Mart Stores, Inc	6,873,908
59,669		Whole Foods Market, Inc	5,476,421

		TOTAL FOOD & STAPLES RETAILING	25,404,835

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 8.2%
21,369		Altria Group, Inc	$768,643
89,200		Campbell Soup Co	2,953,412
170,253		Coca-Cola Co	13,756,443
51,082		Coca-Cola Enterprises, Inc	1,497,724
79,966	*	Dean Foods Co	989,179
48,150		Hershey Co	3,454,281
23,700		Hormel Foods Corp	661,467
19,530		Ingredion, Inc	1,013,998
14,200		Kraft Foods, Inc (Class A)	563,882
57,768		Lorillard, Inc	7,431,276
13,156		McCormick & Co, Inc	800,937
9,012		Mead Johnson Nutrition Co	657,516
116,707	*	Monster Beverage Corp	7,757,514
156,395		PepsiCo, Inc	11,374,608
301,172		Philip Morris International, Inc	27,539,167

		TOTAL FOOD, BEVERAGE & TOBACCO	81,220,047

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
120,200		AmerisourceBergen Corp	4,771,940
28,631		Bard (C.R.), Inc	2,784,651
71,097		Baxter International, Inc	4,159,885
128,073		Cardinal Health, Inc	5,518,666
29,908	*	Catamaran Corp	2,527,525
34,266	*	Cerner Corp	2,532,943
8,149		Cooper Cos, Inc	613,294
15,312	*	DaVita, Inc	1,507,007
4,194	*	Edwards Lifesciences Corp	424,433
220,756	*	Express Scripts Holding Co	12,790,602
23,784	*	Henry Schein, Inc	1,779,281
23,879	*	Idexx Laboratories, Inc	2,105,411
11,543	*	Intuitive Surgical, Inc	5,557,955
97,300		McKesson Corp	8,828,028
78,800	*	Resmed, Inc	2,486,928
6,800	*	Thoratec Corp	233,308
19,700	*	Varian Medical Systems, Inc	1,075,226
24,000		WellPoint, Inc	1,278,960

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	60,976,043

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
57,803		Colgate-Palmolive Co	6,205,731
121,653		Estee Lauder Cos (Class A)	6,372,184
109,921		Herbalife Ltd	6,033,564
5,995		Kimberly-Clark Corp	521,025

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	19,132,504

INSURANCE - 0.1%
9,356		Allied World Assurance Co Holdings Ltd	705,723

		TOTAL INSURANCE	705,723

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.0%
10,545		Airgas, Inc	$836,429
7,000		Albemarle Corp	407,540
20,299		CF Industries Holdings, Inc	3,973,732
35,756	*	Crown Holdings, Inc	1,283,640
24,780		Du Pont (E.I.) de Nemours & Co	1,231,566
9,500		Eastman Chemical Co	496,660
60,595		FMC Corp	3,314,547
17,150		LyondellBasell Industries AF S.C.A	763,690
116,239		Monsanto Co	9,952,384
63,672		PPG Industries, Inc	6,969,537
20,562	*	WR Grace & Co	1,152,294

		TOTAL MATERIALS	30,382,019

MEDIA - 4.1%
111,701		CBS Corp (Class B)	3,737,515
239,073		Comcast Corp (Class A)	7,781,827
246,228	*	DIRECTV	12,227,683
148,660		DISH Network Corp (Class A)	4,572,782
38,870	e	Regal Entertainment Group (Class A)	537,183
101,177		Scripps Networks Interactive (Class A)	5,448,381
6,538		Time Warner Cable, Inc	555,272
112,542		Viacom, Inc (Class B)	5,256,837
17,424		Walt Disney Co	856,215

		TOTAL MEDIA	40,973,695

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
107,937		Abbott Laboratories	7,157,302
227,797		Agilent Technologies, Inc	8,722,348
80,152	*	Alexion Pharmaceuticals, Inc	8,403,937
5,292		Allergan, Inc	434,314
27,644		Amgen, Inc	2,283,394
63,362	*	Biogen Idec, Inc	9,240,080
12,641		Bristol-Myers Squibb Co	450,020
89,397	*	Celgene Corp	6,120,119
8,300	*	Charles River Laboratories International, Inc	282,449
210,888	*	Gilead Sciences, Inc	11,457,546
18,771	*,e	Illumina, Inc	778,433
15,403		Johnson & Johnson	1,066,196
197,606		Warner Chilcott plc	3,359,302
14,543	*	Watson Pharmaceuticals, Inc	1,131,882

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	60,887,322

REAL ESTATE - 2.7%
162,172		American Tower Corp	11,726,657
3,817		Public Storage, Inc	568,542
73,970		Simon Property Group, Inc	11,871,446
46,871		Tanger Factory Outlet Centers, Inc	1,509,246
14,423		Taubman Centers, Inc	1,118,071

		TOTAL REAL ESTATE	26,793,962

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RETAILING - 8.3%
102,569		Advance Auto Parts, Inc	$7,195,215
22,906	*	Amazon.com, Inc	5,343,970
3,871	*	Autozone, Inc	1,452,515
96,874	*	Bed Bath & Beyond, Inc	5,904,470
45,294	*	Dollar Tree, Inc	2,280,100
15,000		Expedia, Inc	854,850
1	*	Five Below, Inc	29
41,741		Foot Locker, Inc	1,378,288
65,595		Genuine Parts Co	4,200,048
254,255		Home Depot, Inc	13,267,027
10,198		Nordstrom, Inc	552,120
54,560	*	O’Reilly Automotive, Inc	4,677,974
80,934		Petsmart, Inc	5,350,547
9,331	*	Priceline.com, Inc	6,174,696
142,522		Ross Stores, Inc	9,469,162
18,477		Target Corp	1,120,630
273,073		TJX Companies, Inc	12,091,672
8,293		Tractor Supply Co	753,585

		TOTAL RETAILING	82,066,898

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
176,636		Avago Technologies Ltd	6,535,532
62,592		Broadcom Corp (Class A)	2,120,617
566,205		Intel Corp	14,551,468
111,893	*	LSI Logic Corp	772,062
16,742		Texas Instruments, Inc	456,052

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	24,435,731

SOFTWARE & SERVICES - 17.7%
211,633		Accenture plc	12,761,470
41,451	*	Alliance Data Systems Corp	5,388,630
45,774	*	BMC Software, Inc	1,812,650
47,855	*	Citrix Systems, Inc	3,478,101
22,942	*	Cognizant Technology Solutions Corp (Class A)	1,302,417
26,896	*	eBay, Inc	1,191,493
3,259	*	Equinix, Inc	580,689
20,800		Factset Research Systems, Inc	1,933,568
23,335	*	FleetCor Technologies, Inc	861,528
48,254	*	Fortinet, Inc	1,158,579
10,492		Global Payments, Inc	449,267
47,627	*	Google, Inc (Class A)	30,146,462
12,300		IAC/InterActiveCorp	647,103
159,260		International Business Machines Corp	31,211,775
35,300		Intuit, Inc	2,048,106
41,500		Lender Processing Services, Inc	1,023,805
19,036	*	LinkedIn Corp	1,954,045
14,670		Mastercard, Inc (Class A)	6,404,482
50,166	*	Micros Systems, Inc	2,394,925
837,230		Microsoft Corp	24,673,167
593,514		Oracle Corp	17,924,123
10,080	*	Red Hat, Inc	540,893
4,139	*	Salesforce.com, Inc	514,726
4,151	*	SolarWinds, Inc	221,622

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

16,324	*,e,m	Splunk, Inc			$479,926
21,440	*	Symantec Corp			337,680
72,481	*	Teradata Corp			4,901,165
34,317	*	TIBCO Software, Inc			963,965
11,457	*	VeriFone Systems, Inc			415,775
79,825		Visa, Inc (Class A)			10,303,013
94,245	*	VMware, Inc (Class A)			8,553,676

		TOTAL SOFTWARE & SERVICES			176,578,826

TECHNOLOGY HARDWARE & EQUIPMENT - 11.8%
35,200		Amphenol Corp (Class A)			2,072,576
143,414	*	Apple, Inc			87,591,535
9,100	*	Dolby Laboratories, Inc (Class A)			320,775
310,050	*	EMC Corp			8,126,411
28,483	*	F5 Networks, Inc			2,659,743
234,061		Qualcomm, Inc			13,968,760
37,276	*	Trimble Navigation Ltd			1,649,836
4,500	*	Western Digital Corp			178,965

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			116,568,601

TELECOMMUNICATION SERVICES - 2.7%
9,633	*	Crown Castle International Corp			596,090
572,609		Verizon Communications, Inc			25,847,570

		TOTAL TELECOMMUNICATION SERVICES			26,443,660

TRANSPORTATION - 2.5%
6,569		Copa Holdings S.A. (Class A)			509,295
17,821		FedEx Corp			1,609,236
7,513		Kansas City Southern Industries, Inc			546,946
30,547		Landstar System, Inc			1,509,327
110,842		Union Pacific Corp			13,590,338
91,180		United Parcel Service, Inc (Class B)			6,894,120

		TOTAL TRANSPORTATION			24,659,262

		TOTAL COMMON STOCKS			982,012,558

		(Cost $811,999,884)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.0%
TREASURY DEBT - 0.7%
$7,200,000		United States Treasury Bill	0.006%	08/02/12	7,199,989

					7,199,989

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
3,132,587	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			3,132,587

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,132,587

		TOTAL SHORT-TERM INVESTMENTS			10,332,576

		(Cost $10,332,576)

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 99.6%	$992,345,134
		(Cost $822,332,460)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	4,287,589

		NET ASSETS - 100.0%	$996,632,723

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,043,330.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.6%
413,050		Ford Motor Co	$3,816,582
21,500		Johnson Controls, Inc	529,975
39,300		Lear Corp	1,397,115
13,891	*	TRW Automotive Holdings Corp	545,916
9,000	*	WABCO Holdings, Inc	494,280

		TOTAL AUTOMOBILES & COMPONENTS	6,783,868

BANKS - 5.1%
123,300		BB&T Corp	3,867,921
27,150		Comerica, Inc	820,202
146,199		East West Bancorp, Inc	3,187,138
161,038		Fifth Third Bancorp	2,225,545
263,900		Huntington Bancshares, Inc	1,640,139
191,500		Regions Financial Corp	1,332,840
113,000		SunTrust Banks, Inc	2,672,450
24,091	*	Texas Capital Bancshares, Inc	1,038,081
176,300		US Bancorp	5,906,050
843,998		Wells Fargo & Co	28,535,571

		TOTAL BANKS	51,225,937

CAPITAL GOODS - 6.1%
54,500	*	AGCO Corp	2,389,280
25,200	*	BE Aerospace, Inc	988,596
26,300		Carlisle Cos, Inc	1,327,887
73,000		Chicago Bridge & Iron Co NV	2,609,019
31,150	d	Cummins, Inc	2,987,284
51,100		Danaher Corp	2,698,591
12,244	e	Eaton Corp	536,777
9,100		Flowserve Corp	1,091,818
60,380	*	Fortune Brands Home & Security, Inc	1,335,606
1,064,224		General Electric Co	22,082,647
29,800	*	Huntington Ingalls	1,161,902
30,000		Ingersoll-Rand plc	1,272,300
14,400		Joy Global, Inc	747,936
40,100		KBR, Inc	1,052,224
23,900		Lincoln Electric Holdings, Inc	953,132
13,800		Lockheed Martin Corp	1,231,926
48,900	*	Owens Corning, Inc	1,313,454
24,000		Parker Hannifin Corp	1,927,680
34,500	*	Quanta Services, Inc	793,155
19,000		Regal-Beloit Corp	1,223,030
13,800		Snap-On, Inc	935,364

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

35,750		Textron, Inc	$931,288
11,109		Timken Co	402,146
8,000	*	TransDigm Group, Inc	986,880
95,990		Tyco International Ltd	5,273,691
34,000		URS Corp	1,192,380
7,698		Valmont Industries, Inc	953,628
5,950	*	WESCO International, Inc	331,475

		TOTAL CAPITAL GOODS	60,731,096

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
14,000		Corrections Corp of America	435,120
21,800		Equifax, Inc	1,021,112
25,000	e	R.R. Donnelley & Sons Co	303,000
31,050	*	Verisk Analytics, Inc	1,560,263

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,319,495

CONSUMER DURABLES & APPAREL - 2.0%
15,750		Coach, Inc	776,948
83,900		DR Horton, Inc	1,479,157
13,800	*,e	Garmin Ltd	532,818
9,475		Harman International Industries, Inc	382,316
39,950		Jarden Corp	1,805,740
51,000	e	Lennar Corp (Class A)	1,489,710
23,150	*	Michael Kors Holdings Ltd	955,864
22,000	*	Mohawk Industries, Inc	1,461,460
1,230	*	NVR, Inc	951,995
11,733		Phillips-Van Heusen Corp	931,952
13,000		Polaris Industries, Inc	977,080
50,000	*	Pulte Homes, Inc	565,000
6,338		Ralph Lauren Corp	914,827
24,980	*	Steven Madden Ltd	1,009,941
50,500	*	Toll Brothers, Inc	1,473,085
26,680	*,e	Under Armour, Inc (Class A)	1,452,459
9,500		VF Corp	1,418,350
23,839		Whirlpool Corp	1,610,563

		TOTAL CONSUMER DURABLES & APPAREL	20,189,265

CONSUMER SERVICES - 0.8%
46,390		Brinker International, Inc	1,503,499
19,800	*,e	Coinstar, Inc	940,302
23,280		Las Vegas Sands Corp	847,858
15,240		Marriott International, Inc (Class A)	555,041
29,990	*	Penn National Gaming, Inc	1,167,211
330,800		Sands China Ltd	970,343
18,788		Wyndham Worldwide Corp	977,915
14,750		Yum! Brands, Inc	956,390

		TOTAL CONSUMER SERVICES	7,918,559

DIVERSIFIED FINANCIALS - 13.4%
19,000	*	Affiliated Managers Group, Inc	2,120,210
93,990	*	American Capital Ltd	936,140
72,975		American Express Co	4,211,387

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,000		Ameriprise Financial, Inc	$568,920
1,102,400		Bank of America Corp	8,091,616
128,128		Capital One Financial Corp	7,237,951
143,600		Charles Schwab Corp	1,813,668
304,000		Citigroup, Inc	8,247,520
151,550		Discover Financial Services	5,449,738
78,600	*	E*Trade Financial Corp	599,718
22,839		Franklin Resources, Inc	2,625,343
90,199		Goldman Sachs Group, Inc	9,101,079
102,800		Invesco Ltd	2,274,964
264,500	e	iShares Russell 1000 Value Index Fund	18,200,245
645,000		JPMorgan Chase & Co	23,220,000
92,400		Morgan Stanley	1,262,184
49,800		Northern Trust Corp	2,260,920
433,500		PowerShares QQQ Trust Series	28,090,800
41,680		Raymond James Financial, Inc	1,401,282
85,000		SLM Corp	1,359,150
110,380		State Street Corp	4,457,144
32,000		TD Ameritrade Holding Corp	509,440

		TOTAL DIVERSIFIED FINANCIALS	134,039,419

ENERGY - 15.6%
83,900	*	Alpha Natural Resources, Inc	588,139
39,240		Anadarko Petroleum Corp	2,724,826
75,400		Apache Corp	6,493,448
16,950	*	Atwood Oceanics, Inc	754,784
59,300		Baker Hughes, Inc	2,746,776
275,000		Chevron Corp	30,134,500
10,100	*	Concho Resources, Inc	861,025
188,111		ConocoPhillips	10,240,763
12,380	*	Continental Resources, Inc	792,196
4,785		Core Laboratories NV	533,815
31,400	*	CVR Energy, Inc	896,784
20,000	e	Diamond Offshore Drilling, Inc	1,308,400
18,330		Ensco plc	995,869
624,175		Exxon Mobil Corp	54,209,599
36,500		Halliburton Co	1,209,245
10,800		Helmerich & Payne, Inc	502,200
29,500		Hess Corp	1,391,220
69,300		Holly Corp	2,591,127
166,000		Marathon Oil Corp	4,394,020
89,300		Marathon Petroleum Corp	4,223,890
36,000	*	McDermott International, Inc	421,200
26,250		Murphy Oil Corp	1,408,575
56,600		National Oilwell Varco, Inc	4,092,179
17,700		Noble Energy, Inc	1,547,511
120,210		Occidental Petroleum Corp	10,461,876
36,900		Peabody Energy Corp	770,472
31,420		Phillips 66	1,181,392
12,750		Pioneer Natural Resources Co	1,130,033
36,890	*	Stone Energy Corp	968,731
22,000	*	Superior Energy Services	476,740

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

54,000	*	Tesoro Corp	$1,493,100
111,398		Valero Energy Corp	3,063,445
42,380	e	Western Refining, Inc	997,201
30,300		Williams Cos, Inc	963,237

		TOTAL ENERGY	156,568,318

FOOD & STAPLES RETAILING - 0.5%
9,944		Costco Wholesale Corp	956,414
55,900		CVS Corp	2,529,475
19,950		Whole Foods Market, Inc	1,831,011

		TOTAL FOOD & STAPLES RETAILING	5,316,900

FOOD, BEVERAGE & TOBACCO - 4.0%
138,300		Archer Daniels Midland Co	3,608,247
36,100		Beam, Inc	2,269,968
33,650		Bunge Ltd	2,213,161
71,700		Coca-Cola Enterprises, Inc	2,102,244
17,500		ConAgra Foods, Inc	432,075
86,674	*	DE Master Blenders 1753 NV	1,004,477
79,500	*	Dean Foods Co	983,415
42,300	e	Diamond Foods, Inc	688,221
13,244		Hershey Co	950,125
11,330		Hillshire Brands Co	290,161
247,700		Kraft Foods, Inc (Class A)	9,836,166
21,750		Lorillard, Inc	2,797,920
18,750	d	Mead Johnson Nutrition Co	1,368,000
43,950	*,d	Monster Beverage Corp	2,921,357
65,950		Philip Morris International, Inc	6,030,468
20,990	*	Ralcorp Holdings, Inc	1,252,473
17,900		Reynolds American, Inc	828,233
41,199		Tyson Foods, Inc (Class A)	618,397

		TOTAL FOOD, BEVERAGE & TOBACCO	40,195,108

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
16,300	*	Catamaran Corp	1,377,513
13,500	*	Community Health Systems, Inc	332,235
22,100		Cooper Cos, Inc	1,663,246
61,000		Covidien plc	3,408,680
7,900		HCA Holdings, Inc	209,192
17,500	*	Henry Schein, Inc	1,309,175
9,000		Hill-Rom Holdings, Inc	235,350
52,400		Humana, Inc	3,227,840
2,975	*	Intuitive Surgical, Inc	1,432,463
81,400		Medtronic, Inc	3,208,788
211,800		UnitedHealth Group, Inc	10,820,862
58,750		WellPoint, Inc	3,130,788
37,310		Zimmer Holdings, Inc	2,198,678

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	32,554,810

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
39,991		Church & Dwight Co, Inc	$2,303,882
18,944		Colgate-Palmolive Co	2,033,828
16,800		Kimberly-Clark Corp	1,460,088
192,400		Procter & Gamble Co	12,417,495

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,215,293

INSURANCE - 5.1%
57,000		ACE Ltd	4,189,500
8,400		Aflac, Inc	367,752
31,130		Allied World Assurance Co Holdings Ltd	2,348,136
93,000		Allstate Corp	3,189,900
38,000		American Financial Group, Inc	1,432,980
25,600	*	American International Group, Inc	800,512
39,800	*	Arch Capital Group Ltd	1,544,240
71,980		Aspen Insurance Holdings Ltd	2,068,705
41,500		Axis Capital Holdings Ltd	1,363,690
127,244	*	Berkshire Hathaway, Inc (Class B)	10,795,381
45,000		Cincinnati Financial Corp	1,702,800
16,390		Everest Re Group Ltd	1,666,863
78,300		Fidelity National Title Group, Inc (Class A)	1,457,946
15,000		HCC Insurance Holdings, Inc	459,600
11,400		Metlife, Inc	350,778
9,000		PartnerRe Ltd	651,960
93,930		Principal Financial Group	2,403,669
42,500		Protective Life Corp	1,186,175
131,900		Prudential Financial, Inc	6,368,132
10,000		Reinsurance Group of America, Inc (Class A)	556,700
7,180		RenaissanceRe Holdings Ltd	531,248
41,313		Torchmark Corp	2,055,322
66,500		Validus Holdings Ltd	2,163,245
39,000		W.R. Berkley Corp	1,428,570

		TOTAL INSURANCE	51,083,804

MATERIALS - 4.5%
11,100		Air Products & Chemicals, Inc	892,773
30,999		Ashland, Inc	2,182,020
32,800		Cabot Corp	1,279,200
23,750		CF Industries Holdings, Inc	4,649,300
93,990		Cleveland-Cliffs, Inc	3,843,251
21,199		Cytec Industries, Inc	1,305,010
35,400		Domtar Corp	2,614,644
23,900		Eastman Chemical Co	1,249,492
185,400		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,242,418
105,000		Huntsman Corp	1,328,250
73,900		International Paper Co	2,424,659
72,800		LyondellBasell Industries AF S.C.A	3,241,784
16,750		Monsanto Co	1,434,135
39,600		Mosaic Co	2,301,156
42,854		Nucor Corp	1,679,877
29,380		Reliance Steel & Aluminum Co	1,512,482
6,500		Rockwood Holdings, Inc	287,430
10,900		Sherwin-Williams Co	1,464,415
28,000		Valspar Corp	1,405,600
80,000		Walter Energy, Inc	2,744,000
6,500	e	Westlake Chemical Corp	385,840
17,691	*	WR Grace & Co	991,404

		TOTAL MATERIALS	45,459,140

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MEDIA - 3.4%
159,500		CBS Corp (Class B)	$5,336,870
262,750		Comcast Corp (Class A)	8,552,513
47,339	*	DIRECTV	2,350,855
26,390	*	Discovery Communications, Inc (Class A)	1,336,126
54,750		DISH Network Corp (Class A)	1,684,110
95,500		Gannett Co, Inc	1,347,505
9,390	*	Liberty Global, Inc (Class A)	495,604
13,750	*	Liberty Interactive LLC	1,300,750
73,800	e	Regal Entertainment Group (Class A)	1,019,916
16,810		Time Warner Cable, Inc	1,427,673
171,500		Walt Disney Co	8,427,510

		TOTAL MEDIA	33,279,432

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
106,300		Abbott Laboratories	7,048,753
17,775	*	Alexion Pharmaceuticals, Inc	1,863,709
12,150		Amgen, Inc	1,003,590
12,775	*	Biogen Idec, Inc	1,862,978
44,000		Eli Lilly & Co	1,937,320
61,800	*	Forest Laboratories, Inc	2,073,390
52,750	*	Gilead Sciences, Inc	2,865,908
149,244		Johnson & Johnson	10,330,669
22,000	*	Life Technologies Corp	965,360
192,400		Merck & Co, Inc	8,498,308
54,000		PerkinElmer, Inc	1,379,700
12,030		Perrigo Co	1,371,661
1,148,800		Pfizer, Inc	27,617,151
9,540	*	Vertex Pharmaceuticals, Inc	462,785
80,500		Warner Chilcott plc	1,368,500
18,350	*	Watson Pharmaceuticals, Inc	1,428,181

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	72,077,963

REAL ESTATE - 4.2%
19,800	*	Alexander & Baldwin, Inc	634,392
62,300		AMB Property Corp	2,014,159
73,800		American Capital Agency Corp	2,593,332
20,750		American Tower Corp	1,500,433
131,300		Annaly Capital Management, Inc	2,288,559
6,024		AvalonBay Communities, Inc	886,070
62,300		DDR Corp	936,992
13,100		Digital Realty Trust, Inc	1,022,717
34,250		Duke Realty Corp	495,255
16,000		Extra Space Storage, Inc	523,840
10,500		Federal Realty Investment Trust	1,140,930
69,600		General Growth Properties, Inc	1,261,152
29,164		Health Care REIT, Inc	1,814,876
57,500		Hospitality Properties Trust	1,395,525

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,830		Jones Lang LaSalle, Inc	$1,322,463
25,700		Macerich Co	1,501,137
42,130		Public Storage, Inc	6,275,264
39,390		Simon Property Group, Inc	6,321,700
12,000		SL Green Realty Corp	945,000
23,880		Taubman Centers, Inc	1,851,178
83,800		Ventas, Inc	5,635,550

		TOTAL REAL ESTATE	42,360,524

RETAILING - 2.7%
3,000		Aaron’s, Inc	87,990
19,750		Advance Auto Parts, Inc	1,385,463
165,000		Best Buy Co, Inc	2,984,849
4,500		Dillard’s, Inc (Class A)	293,535
28,000	*	Dollar General Corp	1,428,280
18,500	*	Dollar Tree, Inc	931,290
17,500		DSW, Inc (Class A)	1,034,600
12,800		Expedia, Inc	729,472
60,000		Foot Locker, Inc	1,981,200
75,400	e	GameStop Corp (Class A)	1,207,908
34,100		Gap, Inc	1,005,609
25,540		GNC Holdings, Inc	984,056
26,900		Home Depot, Inc	1,403,642
71,050		Macy’s, Inc	2,546,432
14,500	*,e	NetFlix, Inc	824,325
16,275	*	O’Reilly Automotive, Inc	1,395,419
38,380	*	Sally Beauty Holdings, Inc	1,014,000
33,300		Signet Jewelers Ltd	1,462,536
52,750		Target Corp	3,199,288
10,990	*	TripAdvisor, Inc	411,136
10,880		Ulta Salon Cosmetics & Fragrance, Inc	923,494

		TOTAL RETAILING	27,234,524

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
21,900		Analog Devices, Inc	855,852
55,000		Avago Technologies Ltd	2,035,000
9,000	*	Fairchild Semiconductor International, Inc	124,740
247,500		Intel Corp	6,360,750
173,800	*	Micron Technology, Inc	1,079,298
98,500	*	ON Semiconductor Corp	683,590
36,000	*	Skyworks Solutions, Inc	1,041,480
121,990	*	Teradyne, Inc	1,794,473

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	13,975,183

SOFTWARE & SERVICES - 3.1%
14,750	*	Alliance Data Systems Corp	1,917,500
26,599	*,e	AOL, Inc	847,444
13,750	*	Citrix Systems, Inc	999,350
21,800		Computer Sciences Corp	536,716
21,188		DST Systems, Inc	1,142,033
21,331	*	eBay, Inc	944,963
78,300		Fidelity National Information Services, Inc	2,461,753

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

55,400	*	First American Corp	$1,274,200
17,180	*	Fiserv, Inc	1,204,833
54,000		IAC/InterActiveCorp	2,840,940
38,300		Lender Processing Services, Inc	944,861
20,200	*	Micros Systems, Inc	964,348
83,800	*,e	Millennial Media, Inc	832,134
18,800	*	Red Hat, Inc	1,008,808
17,950	*	SolarWinds, Inc	958,351
20,390	*	Sourcefire, Inc	1,040,910
188,000	*	Symantec Corp	2,961,000
19,000	*	Synopsys, Inc	575,510
45,700		Total System Services, Inc	1,080,805
23,800		VeriSign, Inc	1,057,196
35,750	*,d	VMware, Inc (Class A)	3,244,669
72,444	*	Yahoo!, Inc	1,147,513

		TOTAL SOFTWARE & SERVICES	29,985,837

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
604,600		Cisco Systems, Inc	9,643,370
124,000	*	Dell, Inc	1,473,120
42,980	*	Dolby Laboratories, Inc (Class A)	1,515,045
172,400		Hewlett-Packard Co	3,144,576
78,000	*,e	InvenSense, Inc	1,006,200
65,900		Jabil Circuit, Inc	1,430,030
57,500		Lexmark International, Inc (Class A)	1,005,675
40,500	*	NCR Corp	944,460
47,500	*	NetApp, Inc	1,551,825
23,575		Qualcomm, Inc	1,406,956
45,000	*	SanDisk Corp	1,850,850
48,000	e	Seagate Technology, Inc	1,440,960
118,880	*	Vishay Intertechnology, Inc	1,173,346
109,000	*	Western Digital Corp	4,334,930

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	31,921,343

TELECOMMUNICATION SERVICES - 3.8%
750,000		AT&T, Inc	28,440,000
95,400		CenturyTel, Inc	3,962,916
628,900	*	Sprint Nextel Corp	2,742,004
38,000	*	tw telecom inc (Class A)	954,940
40,400		Verizon Communications, Inc	1,823,656

		TOTAL TELECOMMUNICATION SERVICES	37,923,516

TRANSPORTATION - 1.1%
1,000		Copa Holdings S.A. (Class A)	77,530
130,300	*	Delta Air Lines, Inc	1,257,395
15,000	*	Hertz Global Holdings, Inc	168,900
16,990		J.B. Hunt Transport Services, Inc	934,790
23,000		Kansas City Southern Industries, Inc	1,674,400
24,000		Matson, Inc	589,440
98,000	*,e	UAL Corp	1,851,220
15,500		Union Pacific Corp	1,900,455
24,595		United Parcel Service, Inc (Class B)	1,859,628

		TOTAL TRANSPORTATION	10,313,758

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UTILITIES - 6.9%
45,000		Alliant Energy Corp			$2,101,950
32,800		Ameren Corp			1,122,088
49,460		American Water Works Co, Inc			1,792,925
107,800	*	Calpine Corp			1,842,302
90,800		CMS Energy Corp			2,239,128
9,750		Consolidated Edison, Inc			628,875
84,400		Dominion Resources, Inc			4,583,764
78,018		DTE Energy Co			4,787,965
59,250		Duke Energy Corp			4,015,965
74,500		Edison International			3,440,410
40,250		Exelon Corp			1,574,580
103,600		FirstEnergy Corp			5,202,792
14,000		Hawaiian Electric Industries, Inc			398,860
7,250		Integrys Energy Group, Inc			438,915
69,998		NextEra Energy, Inc			4,962,858
75,400		NiSource, Inc			1,929,486
138,300		Northeast Utilities			5,515,404
83,000		NV Energy, Inc			1,518,070
21,195		Oneok, Inc			943,389
15,750		PG&E Corp			727,020
60,180		Pinnacle West Capital Corp			3,222,037
25,954		SCANA Corp			1,276,158
52,400		Sempra Energy			3,689,484
116,540		Southern Co			5,611,401
31,710		Westar Energy, Inc			969,058
55,000		Wisconsin Energy Corp			2,240,700
64,780		Xcel Energy, Inc			1,898,054

		TOTAL UTILITIES			68,673,638

		TOTAL COMMON STOCKS			1,001,346,730

		(Cost $865,381,363)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.4%
TREASURY DEBT - 0.0%
$200,000		United States Treasury Bill	0.000%	08/02/12	200,000

					200,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
24,441,451	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			24,441,451

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			24,441,451

		TOTAL SHORT-TERM INVESTMENTS			24,641,451

		(Cost $24,641,451)

		TOTAL INVESTMENTS - 102.4%			1,025,988,181
		(Cost $890,022,814)

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

		OTHER ASSETS & LIABILITIES, NET - (2.4)%	$(24,025,226)

		NET ASSETS - 100.0%	$1,001,962,955

Abbreviation(s):
REIT Real Estate Investment Trust

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,676,875.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.3%
28,405	*	American Axle & Manufacturing Holdings, Inc	$306,490
130		Autoliv, Inc	7,354
9,838	*	BorgWarner, Inc	660,130
600,567		Ford Motor Co	5,549,239
1,482	*	Fuel Systems Solutions, Inc	26,261
56,353		Harley-Davidson, Inc	2,436,140
181,374		Johnson Controls, Inc	4,470,869
8,602	*	Modine Manufacturing Co	57,719
3,240		Spartan Motors, Inc	16,524
11,051		Superior Industries International, Inc	188,862
26,269	*	Tenneco, Inc	769,419
2,340	*	Tesla Motors, Inc	64,163
9,255	*	WABCO Holdings, Inc	508,285

		TOTAL AUTOMOBILES & COMPONENTS	15,061,455

BANKS - 3.2%
1,100		Associated Banc-Corp	13,739
6,558		Bank of Hawaii Corp	306,324
244,672		BB&T Corp	7,675,361
12,500		CapitalSource, Inc	81,875
1,470		Capitol Federal Financial	17,228
690		Cathay General Bancorp	11,171
12,824	*	Citizens Republic Bancorp, Inc	230,832
440		Columbia Banking System, Inc	7,942
37,430		Comerica, Inc	1,130,760
231		Commerce Bancshares, Inc	9,097
797		Community Bank System, Inc	21,925
2,109		Cullen/Frost Bankers, Inc	116,649
2,540		East West Bancorp, Inc	55,372
13,544		First Horizon National Corp	111,467
910		First Merchants Corp	12,949
574		First Niagara Financial Group, Inc	4,351
27,460	*	Flagstar Bancorp, Inc	23,890
1,130		FNB Corp	12,294
540		Glacier Bancorp, Inc	8,192
350		Hancock Holding Co	10,668
41,856		Hudson City Bancorp, Inc	265,786
36,850		Huntington Bancshares, Inc	229,023
281,026		Keycorp	2,242,587
36,474		M&T Bank Corp	3,130,928
1,341		MainSource Financial Group, Inc	15,663
5,010	*	MGIC Investment Corp	12,074
1,360		National Penn Bancshares, Inc	12,022
310		NBT Bancorp, Inc	6,513

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

40,135		New York Community Bancorp, Inc	$520,952
3,640		Old National Bancorp	44,554
120		Park National Corp	8,129
982		People’s United Financial, Inc	11,254
510	*	Pinnacle Financial Partners, Inc	9,971
132,788		PNC Financial Services Group, Inc	7,847,771
43,931	*	Popular, Inc	662,040
11,168		Provident Financial Services, Inc	170,089
7,470		Radian Group, Inc	20,916
322,449		Regions Financial Corp	2,244,245
1,440	*	Signature Bank	92,880
997		Susquehanna Bancshares, Inc	10,628
6,870	*	SVB Financial Group	397,155
429		TCF Financial Corp	4,432
870	*	Texas Capital Bancshares, Inc	37,488
350		Trustmark Corp	8,463
650		Umpqua Holdings Corp	8,112
321,544		US Bancorp	10,771,724
3,230		Webster Financial Corp	66,280
1,160	*	Western Alliance Bancorp	10,695
230		Wintrust Financial Corp	8,443
5,865		Zions Bancorporation	106,743

		TOTAL BANKS	38,839,646

CAPITAL GOODS - 8.2%
115,782		3M Co	10,562,792
2,889		A.O. Smith Corp	142,774
2,586		Actuant Corp (Class A)	73,598
1,450		Acuity Brands, Inc	84,013
376	*	Aegion Corp	6,542
410	*	American Superconductor Corp	1,521
155,592		Ametek, Inc	4,823,352
2,075		Ampco-Pittsburgh Corp	32,598
1,211		Apogee Enterprises, Inc	19,606
286		Applied Industrial Technologies, Inc	10,628
12,937	*	ArvinMeritor, Inc	60,545
2,565	*	Astec Industries, Inc	74,898
26,180		Barnes Group, Inc	624,655
419	*	Beacon Roofing Supply, Inc	11,108
270		Brady Corp (Class A)	7,163
2,490		Briggs & Stratton Corp	43,426
1,630	*	Chart Industries, Inc	105,722
218		Clarcor, Inc	10,540
3,420	*	Colfax Corp	98,975
12,664		Cooper Industries plc	910,288
50,550		Cummins, Inc	4,847,745
149,482		Danaher Corp	7,894,145
88,014		Deere & Co	6,761,235
16,301		Dover Corp	887,915
72,243		Eaton Corp	3,167,133
1,365		EMCOR Group, Inc	35,940
168,165		Emerson Electric Co	8,033,242

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,790	*	EnerSys	$61,128
260	*	EnPro Industries, Inc	8,962
300		ESCO Technologies, Inc	10,803
600	*	Esterline Technologies Corp	35,232
50,373		Fastenal Co	2,172,084
90,702	*	FuelCell Energy, Inc	94,330
400		Gardner Denver, Inc	22,792
300		GATX Corp	12,621
267	*	General Cable Corp	6,977
10,483	*	Gibraltar Industries, Inc	99,798
300		Gorman-Rupp Co	8,328
15,313		Graco, Inc	702,560
6,640	*	GrafTech International Ltd	69,388
245		Granite Construction, Inc	6,346
1,410	*	H&E Equipment Services, Inc	19,909
910		Heico Corp	32,478
4,430	*	Hexcel Corp	103,175
3,902		Houston Wire & Cable Co	44,678
131,892		Illinois Tool Works, Inc	7,167,011
31,892		Ingersoll-Rand plc	1,352,540
1,400		Insteel Industries, Inc	13,944
880		Joy Global, Inc	45,707
1,785	*	Layne Christensen Co	37,664
7,468		LB Foster Co (Class A)	220,978
6,290		Lincoln Electric Holdings, Inc	250,845
110,669		Masco Corp	1,331,348
149	*	Middleby Corp	14,590
179		MSC Industrial Direct Co (Class A)	12,303
28,462	*	NCI Building Systems, Inc	306,251
34,972		Nordson Corp	1,792,665
39,004	*	Owens Corning, Inc	1,047,648
65,903		Paccar, Inc	2,636,779
10,326		Pall Corp	551,512
8,462		Parker Hannifin Corp	679,668
6,528		Pentair, Inc	286,122
10,719	*	Polypore International, Inc	398,318
45,009		Precision Castparts Corp	7,001,600
4,750		Quanex Building Products Corp	80,275
29,353	*	Quanta Services, Inc	674,825
22,632		Rockwell Automation, Inc	1,524,492
2,870		Rockwell Collins, Inc	145,136
12,415		Roper Industries, Inc	1,234,672
2,611	*	Rush Enterprises, Inc (Class A)	42,167
305		Sauer-Danfoss, Inc	11,038
259		Simpson Manufacturing Co, Inc	6,278
3,828		Snap-On, Inc	259,462
49,370	*	Spirit Aerosystems Holdings, Inc (Class A)	1,160,195
2,702		TAL International Group, Inc	92,273
24,715		Tennant Co	1,029,874
4,793		Timken Co	173,507
356	*	Trex Co, Inc	9,071
109,995		Tyco International Ltd	6,043,125

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,840	*	United Rentals, Inc	$284,474
11,650	*	USG Corp	189,196
1,160		Valmont Industries, Inc	143,701
29,260		W.W. Grainger, Inc	5,993,326
145		Watsco, Inc	9,851
6,425	*	WESCO International, Inc	357,937
10,540		Westinghouse Air Brake Technologies Corp	834,557
2,440		Xylem, Inc	58,511

		TOTAL CAPITAL GOODS	98,349,124

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
540		ABM Industries, Inc	10,044
42,333	*	ACCO Brands Corp	358,560
40,288		Avery Dennison Corp	1,240,468
305		Brink’s Co	7,076
970		CDI Corp	15,675
1,690	*	Copart, Inc	40,154
1,360		Corporate Executive Board Co	62,737
650		Covanta Holding Corp	11,167
5,827		Deluxe Corp	165,021
19,268		Dun & Bradstreet Corp	1,545,101
4,720		Equifax, Inc	221,085
400		Heidrick & Struggles International, Inc	5,352
1,540		Herman Miller, Inc	28,182
5,092		HNI Corp	135,294
2,370	*	IHS, Inc (Class A)	261,340
1,660	*	Innerworkings, Inc	19,903
25,251		Iron Mountain, Inc	813,335
1,760		Kelly Services, Inc (Class A)	20,874
590		Knoll, Inc	8,077
690	*	Korn/Ferry International	9,080
6,156		Manpower, Inc	219,030
430	*	Mobile Mini, Inc	6,158
970	*	On Assignment, Inc	15,122
10,668		Pitney Bowes, Inc	142,524
3,910		R.R. Donnelley & Sons Co	47,389
37,979		Robert Half International, Inc	1,025,813
760		Schawk, Inc (Class A)	8,649
1,210		Steelcase, Inc (Class A)	10,370
10,180	*	Tetra Tech, Inc	261,728
290		United Stationers, Inc	7,311
457		Viad Corp	7,920
41,724		Waste Management, Inc	1,435,306

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,165,845

CONSUMER DURABLES & APPAREL - 1.2%
1,116		American Greetings Corp (Class A)	14,832
5,420		Callaway Golf Co	29,756
3,040	*	Carter’s, Inc	154,037
198		Columbia Sportswear Co	10,017
490		Ethan Allen Interiors, Inc	10,109
370	*	Hanesbrands, Inc	11,107

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

258		Hasbro, Inc	$9,241
549	*	Iconix Brand Group, Inc	9,734
1,330		KB Home	12,289
394	*	Maidenform Brands, Inc	8,306
124,011		Mattel, Inc	4,361,467
2,300	*	Meritage Homes Corp	80,730
2,090	*	Mohawk Industries, Inc	138,839
4,860		Movado Group, Inc	113,918
73,834		Nike, Inc (Class B)	6,892,404
3,904		Oxford Industries, Inc	168,809
397		Pool Corp	14,633
6,790		Ryland Group, Inc	162,145
3,639	*	Sealy Corp	6,077
399	*	Tempur-Pedic International, Inc	11,367
353		True Religion Apparel, Inc	9,263
4,527		Tupperware Corp	237,305
6,576	*	Under Armour, Inc (Class A)	357,997
4,706	*	Unifi, Inc	52,143
9,807		VF Corp	1,464,185
193	*	Warnaco Group, Inc	8,233
105		Whirlpool Corp	7,094

		TOTAL CONSUMER DURABLES & APPAREL	14,356,037

CONSUMER SERVICES - 2.4%
9,927	*	AFC Enterprises	219,287
339	*	BJ’s Restaurants, Inc	13,418
1,289		Bob Evans Farms, Inc	49,652
6,640		Brinker International, Inc	215,202
2,070	*	Chipotle Mexican Grill, Inc (Class A)	605,123
23,357		Choice Hotels International, Inc	936,148
2,957	*	Coinstar, Inc	140,428
20,926		Darden Restaurants, Inc	1,070,993
320	*	DineEquity, Inc	17,056
5,070		Domino’s Pizza, Inc	173,090
1,850		Dunkin Brands Group, Inc	56,018
19,365	*	Gaylord Entertainment Co	711,664
359	*	Jack in the Box, Inc	9,689
87,837		Marriott International, Inc (Class A)	3,199,023
139,947		McDonald’s Corp	12,505,664
725	*	Panera Bread Co (Class A)	114,180
258	*	Papa John’s International, Inc	13,161
220	*	Peet’s Coffee & Tea, Inc	16,588
6,160		Royal Caribbean Cruises Ltd	153,877
1,197	*	Ruby Tuesday, Inc	7,673
2,668	*	Sonic Corp	26,413
162,671		Starbucks Corp	7,365,743
32,325		Starwood Hotels & Resorts Worldwide, Inc	1,750,399
38		Strayer Education, Inc	2,761
460		Universal Technical Institute, Inc	5,285
190		Vail Resorts, Inc	9,432
5		Weight Watchers International, Inc	253

		TOTAL CONSUMER SERVICES	29,388,220

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.1%
56,735	*	American Capital Ltd	$565,081
179,311		American Express Co	10,348,038
45,778		Ameriprise Financial, Inc	2,367,638
6,020		Ares Capital Corp	100,113
315,657		Bank of New York Mellon Corp	6,717,181
34,721		BlackRock, Inc	5,911,597
145,655		Capital One Financial Corp	8,228,051
430		CBOE Holdings, Inc	12,255
334,161		Charles Schwab Corp	4,220,453
73,160		CME Group, Inc	3,812,368
280		Cohen & Steers, Inc	9,240
163,137		Discover Financial Services	5,866,406
860	*	E*Trade Financial Corp	6,562
3,778		Eaton Vance Corp	100,230
10,240		Evercore Partners, Inc (Class A)	237,261
57,201		Franklin Resources, Inc	6,575,255
350	*	Green Dot Corp	3,654
114		Greenhill & Co, Inc	4,528
21,587	*	IntercontinentalExchange, Inc	2,832,646
350	*	International Assets Holding Corp	6,668
121,178		Invesco Ltd	2,681,669
153	*	Investment Technology Group, Inc	1,267
12,576		Janus Capital Group, Inc	90,924
3,730	*	Knight Capital Group, Inc (Class A)	38,531
14,031		Legg Mason, Inc	344,040
7,399		Main Street Capital Corp	181,349
16,930		Nasdaq Stock Market, Inc	384,311
27,147	*	NewStar Financial, Inc	323,592
55,701		Northern Trust Corp	2,528,825
57,904		NYSE Euronext	1,475,394
4,200	*	PHH Corp	68,082
5,510		Prospect Capital Corp	61,051
3,216	*	Safeguard Scientifics, Inc	49,752
115,262		State Street Corp	4,654,280
5,430	*	SWS Group, Inc	31,114
67,215		T Rowe Price Group, Inc	4,083,311
1,690		Triangle Capital Corp	38,752

		TOTAL DIVERSIFIED FINANCIALS	74,961,469

ENERGY - 8.8%
6,789		Alon USA Energy, Inc	74,136
75,543		Apache Corp	6,505,763
56,734	*	ATP Oil & Gas Corp	82,264
4,126	*	Atwood Oceanics, Inc	183,731
3,600	*	Basic Energy Services, Inc	38,952
3,520	*	C&J Energy Services, Inc	66,105
30,280	*	Cal Dive International, Inc	49,054
64,344	*	Cameron International Corp	3,234,573
5,900		CARBO Ceramics, Inc	378,662
5,698	*	Carrizo Oil & Gas, Inc	143,646

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

40,340	*	Cheniere Energy, Inc	$549,834
108,913		Chesapeake Energy Corp	2,049,743
24,081		Cimarex Energy Co	1,365,152
60,680	*	Clean Energy Fuels Corp	856,195
7,670	*	Comstock Resources, Inc	124,101
8,230	*	Concho Resources, Inc	701,607
11,804	*	Contango Oil & Gas Co	699,387
27,776	*	Continental Resources, Inc	1,777,386
49,244		Crosstex Energy, Inc	664,301
5,720	*	CVR Energy, Inc	163,363
29,620	*	CVR Energy, Inc (Contingent value right)	0
1,775	*	Dawson Geophysical Co	40,896
2,470		Delek US Holdings, Inc	48,758
117,535	*	Denbury Resources, Inc	1,777,129
103,615	*	Devon Energy Corp	6,125,719
2,427	*	Dresser-Rand Group, Inc	112,880
1,150		Energen Corp	58,891
78,029		EOG Resources, Inc	7,647,622
77,193		Equitable Resources, Inc	4,353,685
1,665	*	Exterran Holdings, Inc	24,592
72,936	*	FMC Technologies, Inc	3,290,872
15,881	*	Goodrich Petroleum Corp	184,220
4,242		Gulf Island Fabrication, Inc	117,970
38,130	*	Hercules Offshore, Inc	136,887
87,323		Hess Corp	4,118,153
37,039	*	Hornbeck Offshore Services, Inc	1,568,602
11,291	*	ION Geophysical Corp	75,085
9,699	*	Key Energy Services, Inc	77,689
2,159	*	Kinder Morgan Management LLC	165,490
92,562	*	Kodiak Oil & Gas Corp	772,893
180,785		Marathon Oil Corp	4,785,379
2,100	*	Matrix Service Co	21,756
113,336		National Oilwell Varco, Inc	8,194,193
1,625	*	Natural Gas Services Group, Inc	23,562
26,729	*	Newfield Exploration Co	816,036
1,410	*	Newpark Resources, Inc	9,630
42,986		Noble Corp	1,590,482
71,543		Noble Energy, Inc	6,255,004
11,580	*	Northern Oil And Gas, Inc	182,501
7,740	*	Oasis Petroleum, Inc	202,633
10,568		Oceaneering International, Inc	546,260
7,282	*	Oil States International, Inc	529,401
876	*	OYO Geospace Corp	83,027
21,171	*	Parker Drilling Co	98,022
8,658	*	PDC Energy, Inc	226,840
15,633	*	Petroquest Energy, Inc	86,138
16,450	*	Pioneer Energy Services Corp	132,258
48,980		Pioneer Natural Resources Co	4,341,097
11,600	*	Plains Exploration & Production Co	463,536
67,191		Questar Market Resources, Inc	2,017,746
31,505	*	Quicksilver Resources, Inc	142,403
36,008		Range Resources Corp	2,254,101

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

212,700	*	Rentech, Inc	$423,273
11,132	*	Rex Energy Corp	141,154
79		SEACOR Holdings, Inc	6,711
81,968	*	Southwestern Energy Co	2,725,436
223,327		Spectra Energy Corp	6,853,906
28,186		St. Mary Land & Exploration Co	1,327,279
16,903		Sunoco, Inc	814,555
20,590	*	Superior Energy Services	446,185
520	*	Tesco Corp	6,027
1,060	*	Tetra Technologies, Inc	7,346
1,418		Tidewater, Inc	68,872
18,885	*	Ultra Petroleum Corp	448,708
11,063	*	Unit Corp	439,865
27,670	*	Vantage Drilling Co	43,442
215,172	*	Weatherford International Ltd	2,592,823
75,639		Western Refining, Inc	1,779,786
32,812	*	Whiting Petroleum Corp	1,325,605
2,400	*	Willbros Group, Inc	16,440
108,480		Williams Cos, Inc	3,448,579

		TOTAL ENERGY	106,323,985

FOOD & STAPLES RETAILING - 0.9%
258		Casey’s General Stores, Inc	15,333
278		Harris Teeter Supermarkets, Inc	11,493
89,450		Kroger Co	1,983,107
970		Pricesmart, Inc	69,859
72,335		Safeway, Inc	1,124,809
3,786		Spartan Stores, Inc	65,119
187,902		Sysco Corp	5,522,440
22,541		Whole Foods Market, Inc	2,068,813

		TOTAL FOOD & STAPLES RETAILING	10,860,973

FOOD, BEVERAGE & TOBACCO - 4.4%
3,010		Bunge Ltd	197,968
75,073		Campbell Soup Co	2,485,667
31,350		ConAgra Foods, Inc	774,032
5,840	*	Darling International, Inc	96,477
201		Diamond Foods, Inc	3,270
8,100		Dr Pepper Snapple Group, Inc	369,198
3,090		Flowers Foods, Inc	66,033
190,209		General Mills, Inc	7,361,088
16,519	*	Green Mountain Coffee Roasters, Inc	301,637
104,650		H.J. Heinz Co	5,777,727
1,900	*	Hain Celestial Group, Inc	105,811
33,535		Hillshire Brands Co	858,831
5,246		Hormel Foods Corp	146,416
9,599		J.M. Smucker Co	737,203
129,152		Kellogg Co	6,160,550
280,057		Kraft Foods, Inc (Class A)	11,121,064
1,730		Lancaster Colony Corp	119,872
6,572		McCormick & Co, Inc	400,103
18,320		Mead Johnson Nutrition Co	1,336,627

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,178	*	Monster Beverage Corp	$477,121
201,471		PepsiCo, Inc	14,652,986
2,194		Tootsie Roll Industries, Inc	53,709
177	*	TreeHouse Foods, Inc	9,910

		TOTAL FOOD, BEVERAGE & TOBACCO	53,613,300

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
5,490	*	Accretive Health, Inc	74,554
107,016		Aetna, Inc	3,858,997
2,290	*	Align Technology, Inc	77,769
3,530	*	Amerigroup Corp	317,276
2,141	*	Amsurg Corp	63,245
148,508		Baxter International, Inc	8,689,203
75,855		Becton Dickinson & Co	5,742,982
13,374	*	Centene Corp	508,747
430		Chemed Corp	26,991
44,400		Cigna Corp	1,788,432
740	*	Cyberonics, Inc	32,042
1,030		Dentsply International, Inc	37,430
3,900	*	Edwards Lifesciences Corp	394,680
1,483	*	Gen-Probe, Inc	122,629
1,539	*	Greatbatch, Inc	35,135
150	*	Haemonetics Corp	10,787
1,033	*	Health Management Associates, Inc (Class A)	6,797
4,124	*	Henry Schein, Inc	308,517
15,912		Hill-Rom Holdings, Inc	416,099
2,640	*	HMS Holdings Corp	90,842
28,817		Humana, Inc	1,775,127
1,185	*	ICU Medical, Inc	63,196
10,257	*	Idexx Laboratories, Inc	904,360
240	*	Integra LifeSciences Holdings Corp	9,231
670		Invacare Corp	9,440
12,957	*	Inverness Medical Innovations, Inc	244,499
12,545	*	LifePoint Hospitals, Inc	478,216
2,510	*	MAKO Surgical Corp	31,977
360		Masimo Corp	8,064
343	*	MedAssets, Inc	4,524
224,655		Medtronic, Inc	8,855,900
12,987	*	Molina Healthcare, Inc	317,013
2,081	*	MWI Veterinary Supply, Inc	189,558
620	*	Omnicell, Inc	8,091
665		Owens & Minor, Inc	18,760
718	*	Palomar Medical Technologies, Inc	5,751
20,047		Patterson Cos, Inc	683,603
510	*	PSS World Medical, Inc	10,654
240		Quality Systems, Inc	3,879
9,286	*	Resmed, Inc	293,066
9,210		STERIS Corp	277,497
103,953		WellPoint, Inc	5,539,655

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	42,335,215

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 3.6%
44,682		Avon Products, Inc	$692,124
10,390		Clorox Co	755,457
91,542		Colgate-Palmolive Co	9,827,949
61,983		Estee Lauder Cos (Class A)	3,246,670
6,280		Herbalife Ltd	344,709
96,558		Kimberly-Clark Corp	8,391,856
6,752	*	Medifast, Inc	189,731
4,949		Nu Skin Enterprises, Inc (Class A)	252,449
302,396		Procter & Gamble Co	19,516,638
5,084		Schiff Nutrition International, Inc	88,868

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	43,306,451

INSURANCE - 5.7%
103,892		ACE Ltd	7,636,062
141,677		Aflac, Inc	6,202,619
873		American Equity Investment Life Holding Co	10,188
1,080		Amtrust Financial Services, Inc	32,173
12,792	*	Arch Capital Group Ltd	496,330
3,437		Arthur J. Gallagher & Co	121,945
28,824		Aspen Insurance Holdings Ltd	828,402
22,584		Assurant, Inc	817,767
6,698		Axis Capital Holdings Ltd	220,096
206,300	*	Berkshire Hathaway, Inc (Class B)	17,502,492
99,993		Chubb Corp	7,268,491
104,698		Cincinnati Financial Corp	3,961,772
476		Employers Holdings, Inc	8,511
11,040		Endurance Specialty Holdings Ltd	382,757
730		First American Financial Corp	13,374
139,331	*	Genworth Financial, Inc (Class A)	702,228
400		Kemper Corp	13,088
1,921	*	Markel Corp	829,987
15,640		Marsh & McLennan Cos, Inc	519,404
990		Meadowbrook Insurance Group, Inc	6,970
28,520		Montpelier Re Holdings Ltd	577,815
14,681	*	National Financial Partners Corp	218,013
139	*	Navigators Group, Inc	6,732
3,154		PartnerRe Ltd	228,476
128,431	*	Phoenix Cos, Inc	209,342
9,675		Platinum Underwriters Holdings Ltd	367,843
480		Primerica, Inc	13,138
84,196		Principal Financial Group	2,154,576
1,309		ProAssurance Corp	117,247
220,247		Progressive Corp	4,347,676
10,305		Protective Life Corp	287,612
122,750		Prudential Financial, Inc	5,926,370
200		Reinsurance Group of America, Inc (Class A)	11,134
830		RenaissanceRe Holdings Ltd	61,412
139		RLI Corp	8,953
179		Safety Insurance Group, Inc	7,586
5,892		SeaBright Insurance Holdings, Inc	49,669
476		Selective Insurance Group, Inc	8,216
2,787		Stewart Information Services Corp	47,574
115,407		Travelers Cos, Inc	7,230,248

		TOTAL INSURANCE	69,454,288

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 5.0%
72,877		Air Products & Chemicals, Inc	$5,861,497
207,534		Alcoa, Inc	1,757,813
14,170		Allegheny Technologies, Inc	425,525
36,366	*	Allied Nevada Gold Corp	940,061
30,523		AMCOL International Corp	937,056
5,841		Aptargroup, Inc	292,108
16,042		Ball Corp	666,705
20,129		Bemis Co, Inc	618,967
4,610		Boise, Inc	34,114
14,101		Buckeye Technologies, Inc	424,722
2,310		Carpenter Technology Corp	110,557
10,970		Celanese Corp (Series A)	418,286
1,826	*	Clearwater Paper Corp	64,348
50,809		Cleveland-Cliffs, Inc	2,077,580
40,347	*	Coeur d’Alene Mines Corp	658,059
32,303		Commercial Metals Co	416,386
3,735		Compass Minerals International, Inc	270,190
1,381		Domtar Corp	102,001
9,448		Eastman Chemical Co	493,941
101,695		Ecolab, Inc	6,655,938
2,950	*	Ferro Corp	9,056
8,960	*	Flotek Industries, Inc	87,539
20,610	*	General Moly, Inc	61,418
530		Globe Specialty Metals, Inc	6,641
22,724		H.B. Fuller Co	663,995
6,274		Innophos Holdings, Inc	363,704
2,468		International Flavors & Fragrances, Inc	137,566
57,254		International Paper Co	1,878,504
510	*	Kraton Polymers LLC	11,944
2,950		Kronos Worldwide, Inc	49,914
1,240	*	Landec Corp	9,908
38,486	*	Louisiana-Pacific Corp	397,176
163,978		LyondellBasell Industries AF S.C.A	7,301,940
639	*	McEwen Mining, Inc	1,911
50,346		MeadWestvaco Corp	1,429,826
5,539		Minerals Technologies, Inc	354,164
9,120	*	Molycorp, Inc	158,870
420		Neenah Paper, Inc	11,281
126,477		Nucor Corp	4,957,898
280	*	OM Group, Inc	4,396
6,320	*	Omnova Solutions, Inc	46,010
14,460	*	Owens-Illinois, Inc	266,787
3,500		PolyOne Corp	51,555
74,691		Praxair, Inc	7,749,938
274		Quaker Chemical Corp	12,130
1,576		Rock-Tenn Co (Class A)	91,755
4,580		Rockwood Holdings, Inc	202,528
34,475		Royal Gold, Inc	2,609,068

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,025		Sealed Air Corp	$32,805
4,870		Sherwin-Williams Co	654,285
49,805		Sigma-Aldrich Corp	3,446,506
24,664		Sonoco Products Co	747,566
420		Stepan Co	37,237
18,018	*	Stillwater Mining Co	160,000
5,850	*	SunCoke Energy, Inc	93,600
1,300	*	Texas Petrochemicals, Inc	50,050
9,233		Titanium Metals Corp	107,657
14,580		Tredegar Corp	215,930
14,866		Valspar Corp	746,273
1,674		Wausau Paper Corp	14,212
3,730		Westlake Chemical Corp	221,413
70,220		Worthington Industries, Inc	1,523,774

		TOTAL MATERIALS	60,204,584

MEDIA - 2.3%
524		Arbitron, Inc	18,377
43,727		Cablevision Systems Corp (Class A)	670,772
8,053		Cinemark Holdings, Inc	188,279
3,490		Clear Channel Outdoor Holdings, Inc (Class A)	17,659
15,472	*	Digital Generation, Inc	164,931
102,328	*	Discovery Communications, Inc (Class A)	5,180,867
13,888	*	Discovery Communications, Inc (Class C)	647,458
9,292	*	DreamWorks Animation SKG, Inc (Class A)	178,406
4,606	*	Fisher Communications, Inc	147,208
2,205		John Wiley & Sons, Inc (Class A)	105,068
70,005	*	Journal Communications, Inc (Class A)	387,828
69,861	*	Liberty Global, Inc (Class A)	3,687,264
2,570	*	Liberty Global, Inc (Series C)	128,089
1,050	*	Liberty Interactive LLC	99,330
2,535		Martha Stewart Living Omnimedia, Inc (Class A)	8,239
51,302	*	New York Times Co (Class A)	397,590
320		Scholastic Corp	9,642
4,280		Scripps Networks Interactive (Class A)	230,478
98,116		Time Warner Cable, Inc	8,332,992
70,000		Time Warner, Inc	2,738,400
13,692	*	Valassis Communications, Inc	308,755
84,900		Virgin Media, Inc	2,324,562
4,597		Washington Post Co (Class B)	1,556,084

		TOTAL MEDIA	27,528,278

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
213,285		Abbott Laboratories	14,142,928
3,635	*	Affymetrix, Inc	15,231
88,793		Agilent Technologies, Inc	3,399,884
29,480	*	Akorn, Inc	402,992
15,683	*	Amylin Pharmaceuticals, Inc	482,879
38,690	*	Ariad Pharmaceuticals, Inc	740,140
3,100	*	Auxilium Pharmaceuticals, Inc	83,514
57,516	*	Biogen Idec, Inc	8,387,558
80	*	Bio-Rad Laboratories, Inc (Class A)	7,697

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

293,116		Bristol-Myers Squibb Co	$10,434,930
15,291	*	Cambrex Corp	141,136
13,866	*	Cepheid, Inc	444,266
30,652	*	Endo Pharmaceuticals Holdings, Inc	911,284
38,138	*	Geron Corp	65,597
177,609	*	Gilead Sciences, Inc	9,649,497
870	*	Immunogen, Inc	14,042
28,828	*	Incyte Corp	720,412
300,674		Johnson & Johnson	20,812,654
33,224	*	Life Technologies Corp	1,457,869
382,588		Merck & Co, Inc	16,898,912
53,459	*	Nektar Therapeutics	455,471
16,998	*	Neurocrine Biosciences, Inc	129,185
3,300	*	Onyx Pharmaceuticals, Inc	247,401
42,156		PDL BioPharma, Inc	286,239
3,690		PerkinElmer, Inc	94,279
3,084	*	Progenics Pharmaceuticals, Inc	16,068
20,322	*	Salix Pharmaceuticals Ltd	910,832
22,461	*	Sangamo Biosciences, Inc	118,145
27,425	*	SIGA Technologies, Inc	79,807
19,445	*	Synta Pharmaceuticals Corp	142,921
1,397		Techne Corp	96,505
540	*	Theravance, Inc	15,730
3,980	*	United Therapeutics Corp	218,024
4,670	*	Vertex Pharmaceuticals, Inc	226,542
380	*	Viropharma, Inc	8,250
39,971	*	Vivus, Inc	840,590
14,277	*	Waters Corp	1,106,182
10,913	*	Xenoport, Inc	85,994

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	94,291,587

REAL ESTATE - 4.1%
77,308		AMB Property Corp	2,499,368
5,017		American Campus Communities, Inc	239,110
118,102		American Tower Corp	8,539,956
317,810		Annaly Capital Management, Inc	5,539,428
27,553		Boston Properties, Inc	3,055,628
46,144	*	CBRE Group, Inc	718,924
560		Colonial Properties Trust	12,684
4,441		Douglas Emmett, Inc	104,408
34,447		Duke Realty Corp	498,104
210		EastGroup Properties, Inc	11,231
515		Equity One, Inc	11,170
3,961		Federal Realty Investment Trust	430,402
62,649	*	First Industrial Realty Trust, Inc	798,148
1,693	*	Forest City Enterprises, Inc (Class A)	23,888
540		Franklin Street Properties Corp	5,600
127,745		HCP, Inc	6,030,842
24,547		Health Care REIT, Inc	1,527,560
2,950		Healthcare Realty Trust, Inc	72,452
169,674		Host Marriott Corp	2,490,814
8		Jones Lang LaSalle, Inc	533

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

266		Kilroy Realty Corp	$12,592
3,363		LaSalle Hotel Properties	88,312
8,916		Liberty Property Trust	323,562
13,708		Macerich Co	800,684
873		Medical Properties Trust, Inc	8,599
3,160		Mid-America Apartment Communities, Inc	218,767
540		Piedmont Office Realty Trust, Inc	9,212
3,580		Post Properties, Inc	184,907
140		PS Business Parks, Inc	9,465
64,892		RAIT Investment Trust	301,099
460		Regency Centers Corp	22,011
61,265		Simon Property Group, Inc	9,832,420
23,440		Ventas, Inc	1,576,340
32,399		Vornado Realty Trust	2,705,317
297		Washington Real Estate Investment Trust	7,930

		TOTAL REAL ESTATE	48,711,467

RETAILING - 4.6%
312		Aaron’s, Inc	9,151
3,793		Advance Auto Parts, Inc	266,079
30,005		American Eagle Outfitters, Inc	624,704
7,183	*	Ann Taylor Stores Corp	194,516
11,498	*	Autozone, Inc	4,314,395
2,420	*	Barnes & Noble, Inc	32,113
49,816	*	Bed Bath & Beyond, Inc	3,036,285
50,770		Best Buy Co, Inc	918,429
820		Big 5 Sporting Goods Corp	6,183
160	*	Blue Nile, Inc	4,109
250		Buckle, Inc	9,667
2,000	*	Cabela’s, Inc	91,880
18,674	*	Carmax, Inc	519,697
9		Chico’s FAS, Inc	138
3,070	*	Collective Brands, Inc	66,066
550		Express Parent LLC	8,855
15,376		Foot Locker, Inc	507,716
2		GameStop Corp (Class A)	32
120,531		Gap, Inc	3,554,459
1,290	*	Genesco, Inc	85,424
71,094		Genuine Parts Co	4,552,149
8,830		GNC Holdings, Inc	340,220
7,844		HSN, Inc	332,272
11,364		JC Penney Co, Inc	255,804
62,147		Kohl’s Corp	3,089,949
115,435	*	Liberty Media Holding Corp (Interactive A)	2,162,097
2,000		Lithia Motors, Inc (Class A)	55,720
3,805	*	LKQ Corp	134,431
258,837		Lowe’s Companies, Inc	6,566,695
48,620		Macy’s, Inc	1,742,541
300		Men’s Wearhouse, Inc	8,175
19,391	*	New York & Co, Inc	88,229
15,242		Nordstrom, Inc	825,202
15,969	*	Office Depot, Inc	28,425

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,978	*	O’Reilly Automotive, Inc	$169,594
8,760		Petsmart, Inc	579,124
10,219		Pier 1 Imports, Inc	168,511
5,787		RadioShack Corp	16,840
4,030		Ross Stores, Inc	267,753
5,448	*	Sally Beauty Holdings, Inc	143,936
555		Shoe Carnival, Inc	12,321
1,960	*	Shutterfly, Inc	64,347
1,190		Signet Jewelers Ltd	52,265
137,166		Staples, Inc	1,747,495
2,017		Stein Mart, Inc	16,035
141,484		Target Corp	8,581,004
4,015		Tiffany & Co	220,544
195,882		TJX Companies, Inc	8,673,655
10,381	*	Tuesday Morning Corp	52,528
5		Williams-Sonoma, Inc	174

		TOTAL RETAILING	55,197,933

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
16,723	*	Advanced Energy Industries, Inc	206,027
252,672	*	Advanced Micro Devices, Inc	1,025,848
31,751		Analog Devices, Inc	1,240,829
514,268		Applied Materials, Inc	5,600,379
1,470		Cabot Microelectronics Corp	43,218
5,850	*	Cirrus Logic, Inc	215,105
230	*	Cymer, Inc	13,158
6,040		Cypress Semiconductor Corp	64,568
490	*	Diodes, Inc	9,281
28,539	*	Entegris, Inc	229,739
1,530	*	Integrated Device Technology, Inc	7,711
601,327		Intel Corp	15,454,104
430	*	International Rectifier Corp	7,327
622	*	IXYS Corp	6,282
5,200	*	Lam Research Corp	178,932
6,470	*	Lattice Semiconductor Corp	24,004
10,904	*	LTX-Credence Corp	63,897
761		Micrel, Inc	7,108
4,210		Microchip Technology, Inc	140,530
560	*	Microsemi Corp	10,842
14,711	*	Mindspeed Technologies, Inc	34,718
4,246		MKS Instruments, Inc	112,094
145,307	*	Nvidia Corp	1,967,457
3,320	*	Omnivision Technologies, Inc	46,546
126,272	*	ON Semiconductor Corp	876,328
258		Power Integrations, Inc	9,092
18,114	*	RF Micro Devices, Inc	70,282
3,550	*	Rudolph Technologies, Inc	35,500
15,548	*	Sigma Designs, Inc	105,726
24,937	*	Skyworks Solutions, Inc	721,427
33,452	*	SunPower Corp	131,132
11,248	*	Teradyne, Inc	165,458
276,831		Texas Instruments, Inc	7,540,877
1,460	*	Triquint Semiconductor, Inc	8,234
2,380	*	Ultratech, Inc	75,708

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,449,468

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 8.9%
141,681		Accenture plc	$8,543,364
121,502	*	Adobe Systems, Inc	3,751,982
328	*	Advent Software, Inc	7,465
6,190	*	AOL, Inc	197,213
48,235	*	Autodesk, Inc	1,636,131
27,980		Broadridge Financial Solutions, Inc	592,337
109,924		CA, Inc	2,645,871
1,110	*	Cadence Design Systems, Inc	13,564
47,460	*	Citrix Systems, Inc	3,449,393
102,945	*	Cognizant Technology Solutions Corp (Class A)	5,844,188
19,655	*	Compuware Corp	181,023
717		Convergys Corp	10,569
21,194		Earthlink, Inc	145,179
1,124		Factset Research Systems, Inc	104,487
380		Fair Isaac Corp	16,450
1,790	*	Fortinet, Inc	42,978
2,939		Global Payments, Inc	125,848
30,315	*	Google, Inc (Class A)	19,188,486
570	*	Higher One Holdings, Inc	6,321
20,706	*	Informatica Corp	611,034
111,844		International Business Machines Corp	21,919,187
96,854		Intuit, Inc	5,619,469
360		j2 Global, Inc	10,775
359	*	JDA Software Group, Inc	10,619
3,073	*	Knot, Inc	26,459
7,278	*	Liquidity Services, Inc	332,750
3,657		ModusLink Global Solutions, Inc	12,507
300	*	NetSuite, Inc	16,602
3,975	*	NeuStar, Inc (Class A)	140,755
24,762		NIC, Inc	333,296
1,880	*	Nuance Communications, Inc	38,258
1,360	*	OpenTable, Inc	49,450
485,771		Oracle Corp	14,670,284
44,752	*	Salesforce.com, Inc	5,565,359
2,065	*	Seachange International, Inc	15,632
2,310	*	SolarWinds, Inc	123,331
1,976	*	SPS Commerce, Inc	63,924
222,179	*	Symantec Corp	3,499,319
5,470	*	Teradata Corp	369,881
2,810	*	Ultimate Software Group, Inc	251,411
1,550	*	Unisys Corp	30,116
4,120	*	Valueclick, Inc	64,725
446,878	*	Yahoo!, Inc	7,078,547

		TOTAL SOFTWARE & SERVICES	107,356,539

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
13,768	*	Acme Packet, Inc	$218,223
330		Adtran, Inc	7,121
27,724	*	Aruba Networks, Inc	393,126
3,467	*	Avid Technology, Inc	31,931
1,524	*	Benchmark Electronics, Inc	24,018
910		Black Box Corp	24,243
54,492	*	Bookham, Inc	152,578
690	*	Calix Networks, Inc	3,181
741,257		Cisco Systems, Inc	11,823,049
980		Cognex Corp	33,124
180	*	Coherent, Inc	8,789
50,109		Corning, Inc	571,744
28,604	*	Cray, Inc	355,548
488,611	*	Dell, Inc	5,804,699
1,190	*	DTS, Inc	22,170
381,507	*	EMC Corp	9,999,298
1,110		FEI Co	52,958
22,521	*	Finisar Corp	279,936
13,898	*	Flextronics International Ltd	89,086
8,980	*	Fusion-io, Inc	171,698
334,323		Hewlett-Packard Co	6,098,051
17,236	*	Imation Corp	96,004
2,419	*	Infinera Corp	13,353
11,040	*	Ingram Micro, Inc (Class A)	165,490
5,777		InterDigital, Inc	157,712
6,649	*	Intevac, Inc	39,030
7,022	*	IPG Photonics Corp	363,950
350	*	Itron, Inc	13,640
15,050		Jabil Circuit, Inc	326,585
14,044		Lexmark International, Inc (Class A)	245,629
212		Littelfuse, Inc	11,372
866		Molex, Inc	21,754
112,348		Motorola, Inc	5,430,902
417		National Instruments Corp	10,775
1,478	*	Netgear, Inc	51,183
14,946	*	Oplink Communications, Inc	198,184
500	*	OSI Systems, Inc	32,270
11,622		Plantronics, Inc	381,434
281	*	Plexus Corp	8,070
24,239	*	Polycom, Inc	211,849
53,452	*	Power-One, Inc	267,260
167,422		Qualcomm, Inc	9,991,745
201,595	*	Quantum Corp	298,361
1,340	*	Rackable Systems, Inc	8,911
22,419	*	Radisys Corp	76,449
610	*	Rofin-Sinar Technologies, Inc	11,059
270	*	Scansource, Inc	7,795
15,759	*	ShoreTel, Inc	73,752
12,046	*	STEC, Inc	97,211
3,009	*	Super Micro Computer, Inc	37,342
1,597		Sycamore Networks, Inc	22,757
5,310	*	Synaptics, Inc	140,078
1,993	*	Tech Data Corp	99,849

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

45,110		Tellabs, Inc	$148,412
3,218	*	TTM Technologies, Inc	35,205
2,515	*	Universal Display Corp	79,876
3,451	*	Vishay Precision Group, Inc	46,934
619,564		Xerox Corp	4,293,578

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	59,680,331

TELECOMMUNICATION SERVICES - 1.6%
191,032		CenturyTel, Inc	7,935,469
32,957	*	Cincinnati Bell, Inc	126,884
63,487	*	Crown Castle International Corp	3,928,576
382,747		Frontier Communications Corp	1,500,368
4,950	*	Iridium Communications, Inc	44,847
4,940	*	Level 3 Communications, Inc	95,194
7,710	*	SBA Communications Corp (Class A)	455,353
746,406	*	Sprint Nextel Corp	3,254,330
14,696	*	tw telecom inc (Class A)	369,311
1,645	*	US Cellular Corp	67,642
1,580		USA Mobility, Inc	17,601
5,170	*	Vonage Holdings Corp	9,254
209,253		Windstream Corp	2,084,160

		TOTAL TELECOMMUNICATION SERVICES	19,888,989

TRANSPORTATION - 2.4%
3,460	*	Alaska Air Group, Inc	120,581
158	*	Allegiant Travel Co	11,227
310		Arkansas Best Corp	4,244
6,700	*	Avis Budget Group, Inc	96,279
26,346		CH Robinson Worldwide, Inc	1,392,386
370		Con-Way, Inc	13,179
255,068		CSX Corp	5,851,260
8		Expeditors International Washington, Inc	285
5,480	*	Hawaiian Holdings, Inc	34,908
436		Heartland Express, Inc	6,060
2,360		International Shipholding Corp	43,613
218		J.B. Hunt Transport Services, Inc	11,994
218	*	Kirby Corp	11,504
180		Landstar System, Inc	8,894
90,658		Norfolk Southern Corp	6,713,225
9		Ryder System, Inc	355
576	*	Saia, Inc	13,018
155,656		Southwest Airlines Co	1,430,479
37,860		Union Pacific Corp	4,642,015
118,871		United Parcel Service, Inc (Class B)	8,987,836

		TOTAL TRANSPORTATION	29,393,342

UTILITIES - 4.8%
36,477		Alliant Energy Corp	1,703,841
3,940		American States Water Co	160,161
3,470		American Water Works Co, Inc	125,788
36,709		Atmos Energy Corp	1,316,018
60,675	*	Calpine Corp	1,036,936

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

64,116	Centerpoint Energy, Inc			$1,350,283
4,606	CH Energy Group, Inc			299,528
1,701	Chesapeake Utilities Corp			77,804
94,403	Cleco Corp			4,131,075
101,808	Consolidated Edison, Inc			6,566,616
5,824	DTE Energy Co			357,419
510	Empire District Electric Co			10,965
77,348	Idacorp, Inc			3,264,086
2,130	Integrys Energy Group, Inc			128,950
3,471	ITC Holdings Corp			257,513
5,397	MDU Resources Group, Inc			120,839
12,624	MGE Energy, Inc			605,195
4,599	New Jersey Resources Corp			211,094
118,792	NextEra Energy, Inc			8,422,353
150,195	NiSource, Inc			3,843,490
79,883	Northeast Utilities			3,185,734
8,144	Northwest Natural Gas Co			396,531
107,604	NV Energy, Inc			1,968,077
36,556	Oneok, Inc			1,627,107
290	Ormat Technologies, Inc			5,220
193,294	Pepco Holdings, Inc			3,858,148
113,428	PG&E Corp			5,235,836
46,338	Piedmont Natural Gas Co, Inc			1,472,622
3,050	Pinnacle West Capital Corp			163,297
1,330	PNM Resources, Inc			27,664
350	Portland General Electric Co			9,530
60,453	Sempra Energy			4,256,496
6,188	SJW Corp			144,366
15,377	South Jersey Industries, Inc			812,828
8,780	TECO Energy, Inc			159,708
270	UNS Energy Corp			10,989
1,260	Vectren Corp			37,611
4,760	Westar Energy, Inc			145,466
14,518	WGL Holdings, Inc			587,253
11,774	Wisconsin Energy Corp			479,673
23,720	Xcel Energy, Inc			694,996

	TOTAL UTILITIES			59,269,106

	TOTAL COMMON STOCKS			1,202,987,632

	(Cost $1,063,884,320)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.4%
TREASURY DEBT - 0.4%
$4,900,000	United States Treasury Bill	0.006%	08/02/12	4,899,993

				4,899,993

	TOTAL SHORT-TERM INVESTMENTS			4,899,993

	(Cost $4,899,993)

TIAA-CREF FUNDS - Social Choice Equity Fund

		VALUE

	TOTAL INVESTMENTS - 99.7%	$1,207,887,625
	(Cost $1,068,784,313)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	3,916,848

	NET ASSETS - 100.0%	$1,211,804,473

	Abbreviation(s):
	REIT Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

INDIA - 0.0%
$6,188,400	j,m	Coromandel International Ltd	0.000%	07/23/14	$0

		TOTAL INDIA			0

		TOTAL CORPORATE BONDS			0

		(Cost $112,180)

SHARES		COMPANY

COMMON STOCKS - 96.1%

AUSTRALIA - 4.2%
108,815		BHP Billiton Ltd			3,614,560
544,778		Fortescue Metals Group Ltd			2,338,520
361,435		Imdex Ltd			591,263
107,552		Monadelphous Group Ltd			2,443,314

		TOTAL AUSTRALIA			8,987,657

BRAZIL - 2.1%
256,976		Vale S.A. (Preference)			4,564,672

		TOTAL BRAZIL			4,564,672

CANADA - 8.0%
79,344		Cenovus Energy, Inc (Toronto)			2,424,982
125,510		Detour Gold Corp			2,783,410
80,756		Kinross Gold Corp			674,812
209,350		Potash Corp of Saskatchewan Toronto			9,268,724
35,000		Vermilion Energy Trust			1,631,600

		TOTAL CANADA			16,783,528

CHILE - 1.1%
40,398		Sociedad Quimica y Minera de Chile S.A. (ADR)			2,421,052

		TOTAL CHILE			2,421,052

CHINA - 1.4%
1,525,000		CNOOC Ltd			3,059,234

		TOTAL CHINA			3,059,234

COLOMBIA - 0.6%
22,276		Ecopetrol S.A. (ADR)			1,274,855

		TOTAL COLOMBIA			1,274,855

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES	COMPANY	VALUE

INDIA - 2.8%
412,560	Coromandel International Ltd	$1,831,092
455,525	Engineers India Ltd	1,956,987
459,524	ITC Ltd	2,127,123

	TOTAL INDIA	5,915,202

INDONESIA - 3.6%
4,891,500	PT Charoen Pokphand Indonesia Tbk	1,640,797
509,500	PT Indo Tambangraya Megah	1,900,259
5,057,000	PT Perusahaan Gas Negara	2,017,558
1,282,000	PT Tambang Batubara Bukit Asam Tbk	2,140,765

	TOTAL INDONESIA	7,699,379

ISRAEL - 1.7%
297,694	Israel Chemicals Ltd	3,524,182

	TOTAL ISRAEL	3,524,182

ITALY - 0.9%
42,524	Saipem S.p.A.	1,954,337

	TOTAL ITALY	1,954,337

KOREA, REPUBLIC OF - 0.8%
11,272	Samsung Engineering Co Ltd	1,804,475

	TOTAL KOREA, REPUBLIC OF	1,804,475

MALAYSIA - 2.1%
498,500	Genting Plantations BHD	1,501,160
384,500	Kuala Lumpur Kepong BHD	2,911,412

	TOTAL MALAYSIA	4,412,572

MEXICO - 1.8%
102,809	Fresnillo plc	2,334,012
36,734	Industrias Penoles S.A. de C.V.	1,513,750

	TOTAL MEXICO	3,847,762

NETHERLANDS - 0.9%
31,870	Koninklijke Vopak NV	2,019,589

	TOTAL NETHERLANDS	2,019,589

NORWAY - 1.1%
49,864	Yara International ASA	2,354,597

	TOTAL NORWAY	2,354,597

PERU - 0.8%
9,831	Cia de Minas Buenaventura S.A. (ADR) (Series B)	358,045
1,220,235	Volcan Cia Minera S.A.	1,347,556

	TOTAL PERU	1,705,601

POLAND - 0.9%
70,878	Jastrzebska Spolka Weglowa S.A.	1,973,153

	TOTAL POLAND	1,973,153

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

RUSSIA - 2.7%
21,795	f	NovaTek OAO (GDR) (purchased 11/1/11, cost $2,858,576)	$2,447,424
158,653	f	Rosneft Oil Co (GDR) (purchased 11/15/11, cost $1,122,154)	949,784
59,119	f	Uralkali (GDR) (purchased 11/22/11, cost $2,230,020)	2,455,414

		TOTAL RUSSIA	5,852,622

SINGAPORE - 1.3%
4,645,000		Golden Agri-Resources Ltd	2,750,759

		TOTAL SINGAPORE	2,750,759

SOUTH AFRICA - 3.0%
86,074		AngloGold Ashanti Ltd	2,913,146
9,080		Assore Ltd	325,310
40,775		Kumba Iron Ore Ltd	2,530,511
16,311		Sasol Ltd	676,633

		TOTAL SOUTH AFRICA	6,445,600

SPAIN - 0.9%
45,117		Tecnicas Reunidas S.A.	1,900,193

		TOTAL SPAIN	1,900,193

SWEDEN - 0.5%
77,000		Boliden AB	1,167,426

		TOTAL SWEDEN	1,167,426

SWITZERLAND - 4.4%
27,751		Syngenta AG.	9,462,593

		TOTAL SWITZERLAND	9,462,593

TURKEY - 1.3%
136,772		Koza Altin Isletmeleri AS	2,702,588

		TOTAL TURKEY	2,702,588

UKRAINE - 1.1%
116,023		Kernel Holding S.A.	2,418,425

		TOTAL UKRAINE	2,418,425

UNITED ARAB EMIRATES - 1.2%
289,726		Dragon Oil plc	2,586,847

		TOTAL UNITED ARAB EMIRATES	2,586,847

UNITED KINGDOM - 9.7%
142,703		Antofagasta plc	2,384,441
190,286		BHP Billiton plc	5,548,529
63,105		Croda International plc	2,320,951
68,803		Petrofac Ltd	1,600,469
139,050		Rio Tinto plc	6,403,513
16,217		Tullow Oil plc	326,412
100,000		Victrex plc	1,984,809

		TOTAL UNITED KINGDOM	20,569,124

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UNITED STATES - 35.2%
45,268		Alliance Holdings GP LP			$2,162,000
15,000		Anadarko Petroleum Corp			1,041,600
50,835		Ball Corp			2,112,703
26,075		CF Industries Holdings, Inc			5,104,442
39,387		Chevron Corp			4,316,027
25,128		Cimarex Energy Co			1,424,506
62,904		Cleveland-Cliffs, Inc			2,572,145
27,370		Compass Minerals International, Inc			1,979,946
27,009	*	Concho Resources, Inc			2,302,517
42,006	*	Continental Resources, Inc			2,687,964
18,584		Core Laboratories NV			2,073,231
26,398		Deere & Co			2,027,894
89,109		Exxon Mobil Corp			7,739,118
42,800		FMC Corp			2,341,160
45,695	*	FMC Technologies, Inc			2,061,758
389,610	*	Graphic Packaging Holding Co			2,181,816
34,565		Joy Global, Inc			1,795,306
195,626	*	Kodiak Oil & Gas Corp			1,633,477
69,620		Monsanto Co			5,960,864
33,502		Mosaic Co			1,946,801
8,843		NewMarket Corp			2,032,829
53,846	*	Oasis Petroleum, Inc			1,409,688
47,822		Occidental Petroleum Corp			4,161,949
75,452		Packaging Corp of America			2,323,167
13,120		Pioneer Natural Resources Co			1,162,826
18,047		Praxair, Inc			1,872,557
51,143		Rayonier, Inc			2,439,010
24,917	*	Rosetta Resources, Inc			1,039,537
89,130		Southern Copper Corp (NY)			2,877,116
3,658		Walter Energy, Inc			125,469

		TOTAL UNITED STATES			74,909,423

		TOTAL COMMON STOCKS			205,067,447

		(Cost $205,764,079)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.9%
TREASURY DEBT - 1.9%
$4,100,000		United States Treasury Bill	0.005%	08/02/12	4,099,994

		TOTAL TREASURY DEBT			4,099,994

		TOTAL SHORT-TERM INVESTMENTS			4,099,994

		(Cost $4,099,994)

		TOTAL INVESTMENTS - 98.0%			209,167,441
		(Cost $209,976,253)
		OTHER ASSETS & LIABILITIES, NET - 2.0%			4,303,473

		NET ASSETS - 100.0%			$213,470,914

TIAA-CREF FUNDS - Global Natural Resources Fund

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing.
f	Restricted security. At 7/31/2012, the aggregate value of these securities amounted to $5,852,622 or 2.7% of net assets.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2012

SECTOR	VALUE	% OF NET ASSETS

MATERIALS	$115,123,647	53.9%
ENERGY	60,089,992	28.2
CONSUMER STAPLES	13,349,676	6.3
INDUSTRIALS	12,047,565	5.6
FINANCIALS	2,439,010	1.1
UTILITIES	2,017,558	1.0
SHORT - TERM INVESTMENTS	4,099,994	1.9
OTHER ASSETS & LIABILITIES, NET	4,303,472	2.0

NET ASSETS	$213,470,914	100.0%

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Emerging Markets Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund and the Global Natural Resources Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc., which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc., a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are catergorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2012, there were no transfers between levels by the Funds.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

The following is a summary of the inputs used to value the remaining Funds’ investments as of July 31, 2012:

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Consumer discretionary	$334,927,772	$5,477,871	$—	$340,405,643
Consumer staples*	330,193,908	19,283,013	—	349,476,921
Energy	268,724,484	—	—	268,724,484
Financials	391,327,639	—	—	391,327,639
Health care*	366,093,963	22,161,094	—	388,255,057
Industrials	221,782,194	3,143,556	—	224,925,750
Information technology	510,906,663	7,054,603	—	517,961,266
Materials	93,290,742	—	—	93,290,742
Telecommunication services	68,148,415	—	—	68,148,415
Utilities	74,008,283	—	—	74,008,283
Short-term investments	31,839,542	38,797,185	—	70,636,727
Written Options**	(89,797)	—	—	(89,797)

Total	$2,691,153,808	$95,917,322	$—	$2,787,071,130

International Equity
France	$—	$191,718,882	$—	$191,718,882
Germany	—	463,901,196	—	463,901,196
Hong Kong	—	76,478,532	—	76,478,532
India	—	99,562,149	—	99,562,149
Japan	—	324,952,872	—	324,952,872
Sweden	—	100,614,917	—	100,614,917
Switzerland	—	396,156,228	—	396,156,228
United Kingdom	—	739,753,413	—	739,753,413
Other	—	45,516,823	—	45,516,823
Short-term investments	153,823,632	56,598,235	—	210,421,867

Total	$153,823,632	$2,495,253,247	$—	$2,649,076,879

Emerging Markets Equity
Brazil	$—	$70,675,843	$—	$70,675,843
China*	2,357,477	64,643,591	—	67,001,068
India	—	31,142,449	—	31,142,449
Indonesia	—	20,326,242	—	20,326,242
Korea, Republic of	—	62,442,885	—	62,442,885
Mexico	—	40,403,023	—	40,403,023
Philippines	—	16,982,714	—	16,982,714
Russia*	1,028,151	35,683,801	—	36,711,952
South Africa	—	37,451,901	—	37,451,901
Taiwan	—	31,477,221	—	31,477,221
Thailand*	—	16,979,320	—	16,979,320
Turkey	—	11,928,889	—	11,928,889
Other*	6,160,975	62,581,549	—	68,742,524
Short-term investments	29,039,723	—	—	29,039,723

Total	$38,586,326	$502,719,428	$—	$541,305,754

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Large-Cap Growth
Consumer discretionary	$270,259,916	$7,141,313	$—	$277,401,229
Consumer staples	58,716,408	—	—	58,716,408
Energy	52,649,080	15,944,454	—	68,593,534
Financials	75,248,396	—	—	75,248,396
Health care	217,291,158	19,970,377	—	237,261,535
Industrials	132,954,060	6,411,862	—	139,365,922
Information technology	547,937,554	—	—	547,937,554
Materials	76,894,694	—	—	76,894,694
Telecommunication services	17,691,913	—	—	17,691,913
Short-term investments	11,246,177	10,799,103	—	22,045,280

Total	$1,460,889,356	$60,267,109	$—	$1,521,156,465

Large-Cap Value
Consumer discretionary	$238,982,011	$4,085,558	$—	$243,067,569
Consumer staples	177,218,184	21,349,776	—	198,567,960
Energy	432,606,865	7,372,699	—	439,979,564
Financials	610,702,923	27,105,018	—	637,807,941
Health care*	343,071,805	12,398,007	—	355,469,812
Industrials *	247,223,679	12,209,113	—	259,432,792
Information technology	204,254,682	2,652,950	—	206,907,632
Materials	74,171,690	1,108,494	—	75,280,184
Telecommunication services	102,144,818	—	—	102,144,818
Utilities	146,227,900	—	—	146,227,900
Short-term investments	114,140,665	29,399,955	—	143,540,620

Total	$2,690,745,222	$117,681,570	$—	$2,808,426,792

Mid-Cap Growth
Consumer discretionary	$270,333,834	$—	$—	$270,333,834
Consumer staples	81,328,025	13,204,974	—	94,532,999
Energy	62,793,193	14,674,158	—	77,467,351
Financials	106,097,221	—	—	106,097,221
Health care	173,062,316	—	—	173,062,316
Industrials	191,022,631	—	—	191,022,631
Information technology	264,143,009	—	—	264,143,009
Materials	96,952,237	—	—	96,952,237
Telecommunication services	10,590,049	—	—	10,590,049
Utilities	6,836,000	—	—	6,836,000
Short-term investments	72,215,662	31,347,693	—	103,563,355

Total	$1,335,374,177	$59,226,825	$—	$1,394,601,002

Mid-Cap Value
Consumer discretionary	$350,568,931	$11,415,227	$—	$361,984,158
Consumer staples	161,569,351	6,980,893	—	168,550,244
Energy	292,218,070	6,067,337	—	298,285,407
Financials	816,161,025	—	—	816,161,025
Health care*	180,842,439	2,123,320	—	182,965,759
Industrials	263,019,575	7,528,293	—	270,547,868
Information technology	272,158,050	—	—	272,158,050
Materials	180,561,199	7,572,456	—	188,133,655
Telecommunication services	16,393,421	—	—	16,393,421
Utilities	338,572,597	—	—	338,572,597
Short-term investments	74,164,767	188,489,241	—	262,654,008

Total	$2,946,229,425	$230,176,767	$—	$3,176,406,192

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Small-Cap Equity
Consumer discretionary	$207,463,957	$—	$—	$207,463,957
Consumer staples	69,259,206	—	—	69,259,206
Energy	85,728,298	—	—	85,728,298
Financials	327,959,744	—	—	327,959,744
Health care	195,723,241	—	—	195,723,241
Industrials	284,057,122	—	—	284,057,122
Information technology	277,838,991	—	—	277,838,991
Materials	73,470,719	—	—	73,470,719
Telecommunication services	18,194,327	—	—	18,194,327
Utilities	49,121,477	—	—	49,121,477
Short-term investments	136,992,211	6,299,990	—	143,292,201
Futures **	58,466	—	—	58,466

Total	$1,725,867,759	$6,299,990	$—	$1,732,167,749

Large-Cap Growth Index
Consumer discretionary	$175,126,936	$—	$—	$175,126,936
Consumer staples	146,833,965	—	—	146,833,965
Energy	43,634,663	—	—	43,634,663
Financials	49,159,253	—	—	49,159,253
Health care	129,849,853	—	—	129,849,853
Industrials	130,980,274	—	—	130,980,274
Information technology	348,451,101	—	—	348,451,101
Materials	41,171,172	—	—	41,171,172
Telecommunication services	25,567,564	—	—	25,567,564
Utilities	2,267,756	—	—	2,267,756
Short-term investments	13,868,389	8,899,936	—	22,768,325
Futures**	183,911	—	—	183,911

Total	$1,107,094,837	$8,899,936	$—	$1,115,994,773

Large-Cap Value Index
Consumer discretionary	$86,545,905	$—	$—	$86,545,905
Consumer staples	83,761,025	—	—	83,761,025
Energy	192,797,482	—	—	192,797,482
Financials	304,405,052	—	—	304,405,052
Health care	134,169,534	—	—	134,169,534
Industrials	104,904,137	—	—	104,904,137
Information technology	73,677,913	—	—	73,677,913
Materials	43,475,345	—	—	43,475,345
Telecommunication services	44,771,157	—	—	44,771,157
Utilities	84,529,644	—	—	84,529,644
Short-term investments	17,370,249	5,299,992	—	22,670,241
Futures**	51,953	—	—	51,953

Total	$1,170,459,396	$5,299,992	$—	$1,175,759,388

Equity Index
Consumer discretionary	$446,815,944	$—	$—	$446,815,944
Consumer staples	369,885,224	—	—	369,885,224
Energy	381,298,335	—	—	381,298,335
Financials	594,469,630	—	—	594,469,630
Health care	447,440,533	—	—	447,440,533
Industrials	408,364,771	—	—	408,364,771
Information technology	710,872,584	—	—	710,872,584
Materials	143,886,376	—	—	143,886,376
Telecommunication services	110,847,505	—	—	110,847,505
Utilities	143,668,990	—	—	143,668,990
Short-term investments	101,354,617	8,599,987	—	109,954,604
Futures**	141,645	—	—	141,645

Total	$3,859,046,154	$8,599,987	$—	$3,867,646,141

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

S&P 500 Index
Consumer discretionary	$156,837,031	$—	$—	$156,837,031
Consumer staples	166,598,705	—	—	166,598,705
Energy	162,924,064	—	—	162,924,064
Financials	206,710,397	—	—	206,710,397
Health care	173,930,195	—	—	173,930,195
Industrials	148,842,618	—	—	148,842,618
Information technology	287,485,184	—	—	287,485,184
Materials	48,344,705	—	—	48,344,705
Telecommunication services	48,824,102	—	—	48,824,102
Utilities	54,823,918	—	—	54,823,918
Short-term investments	11,349,643	2,899,995	—	14,249,638
Futures**	(445)	—	—	(445)

Total	$1,466,670,117	$2,899,995	$—	$1,469,570,112

Small-Cap Blend Index
Consumer discretionary	$113,629,395	$—	$—	$113,629,395
Consumer staples	30,232,215	—	—	30,232,215
Energy	50,333,828	—	—	50,333,828
Financials	183,774,844	—	—	183,774,844
Health care	110,313,862	—	—	110,313,862
Industrials	123,154,502	—	—	123,154,502
Information technology	143,249,345	—	—	143,249,345
Materials	38,389,824	—	—	38,389,824
Telecommunication services	5,786,771	—	—	5,786,771
Utilities	31,602,109	—	—	31,602,109
Short-term investments	144,293,654	10,999,983	—	155,293,637
Futures**	(161,145)	—	—	(161,145)

Total	$974,599,204	$10,999,983	$—	$985,599,187

International Equity Index
Australia	$—	$294,169,902	$—	$294,169,902
France	—	274,028,002	—	274,028,002
Germany	—	258,321,654	—	258,321,654
Hong Kong	—	96,216,852	—	96,216,852
Japan	—	666,894,861	—	666,894,861
Netherlands	—	158,400,743	—	158,400,743
Spain	—	78,435,739	—	78,435,739
Sweden	—	102,650,419	—	102,650,419
Switzerland	—	278,781,961	—	278,781,961
United Kingdom	—	657,161,747	—	657,161,747
Other*	14,722,643	325,920,693	—	340,643,336
Short-term investments	215,864,037	18,564,017	—	234,428,054
Futures**	384,344	—	—	384,344

Total	$230,971,024	$3,209,546,590	$—	$3,440,517,614

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Emerging Markets Equity Index
Brazil	$—	$30,901,110	$—	$30,901,110
China	—	39,536,934	—	39,536,934
India	—	14,975,188	—	14,975,188
Indonesia	—	6,613,327	—	6,613,327
Korea, Republic of *	55,480	36,219,711	—	36,275,191
Malaysia	—	8,409,748	—	8,409,748
Mexico	—	11,775,870	—	11,775,870
Russia*	2,377,841	11,746,661	—	14,124,502
South Africa	—	18,666,139	—	18,666,139
Taiwan	—	25,087,215	—	25,087,215
Thailand	—	5,081,405	—	5,081,405
Short-term investments	18,220,036	—	—	18,220,036
Other*	2,769,598	21,857,062	—	24,626,660

Total	$23,422,955	$230,870,370	$—	$254,293,325

Enhanced International Equity Index
Australia	$—	$62,796,727	$—	$62,796,727
France	—	57,380,481	—	57,380,481
Germany	—	52,759,006	—	52,759,006
Hong Kong	—	19,855,358	—	19,855,358
Italy	—	15,044,118	—	15,044,118
Japan	—	140,112,102	—	140,112,102
Netherlands	—	41,426,383	—	41,426,383
Spain	—	14,768,386	—	14,768,386
Sweden	—	20,820,961	—	20,820,961
Switzerland	—	56,929,885	—	56,929,885
United Kingdom*	26,330,025	111,349,591	—	137,679,616
Other*	4,112,358	53,878,617	—	57,990,975
Short-term investments	28,616,823	4,199,993	—	32,816,816

Total	$59,059,206	$651,321,608	$—	$710,380,814

Enhanced Large-Cap Growth Index
Consumer discretionary	$172,439,584	$—	$—	$172,439,584
Consumer staples	125,757,386	—	—	125,757,386
Energy	34,374,876	—	—	34,374,876
Financials	41,973,005	—	—	41,973,005
Health care	121,863,365	—	—	121,863,365
Industrials	111,195,506	—	—	111,195,506
Information technology	317,583,157	—	—	317,583,157
Materials	30,382,019	—	—	30,382,019
Telecommunication services	26,443,660	—	—	26,443,660
Short-term investments	3,132,587	7,199,989	—	10,332,576

Total	$985,145,145	$7,199,989	$—	$992,345,134

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Enhanced Large-Cap Value Index
Consumer discretionary	$94,435,305	$970,343	$—	$95,405,648
Consumer staples	62,722,824	1,004,477	—	63,727,301
Energy	156,568,318	—	—	156,568,318
Financials	278,709,684	—	—	278,709,684
Health care	104,632,773	—	—	104,632,773
Industrials	74,364,349	—	—	74,364,349
Information technology	75,882,363	—	—	75,882,363
Materials	45,459,140	—	—	45,459,140
Telecommunication services	37,923,516	—	—	37,923,516
Utilities	68,673,638	—	—	68,673,638
Short-term investments	24,441,451	200,000	—	24,641,451
Written Options**	(10,710)	—	—	(10,710)

Total	$1,023,802,651	$2,174,820	$—	$1,025,977,471

Social Choice Equity
Consumer discretionary	$141,531,923	$—	$—	$141,531,923
Consumer staples	107,780,724	—	—	107,780,724
Energy	106,323,985	—	—	106,323,985
Financials	231,966,871	—	—	231,966,871
Health care	136,626,801	—	—	136,626,801
Industrials	135,908,311	—	—	135,908,311
Information technology	203,486,338	—	—	203,486,338
Materials	60,204,584	—	—	60,204,584
Telecommunication services	19,888,989	—	—	19,888,989
Utilities	59,269,106	—	—	59,269,106
Short-term investments	—	4,899,993	—	4,899,993

Total	$1,202,987,632	$4,899,993	$—	$1,207,887,625

Global Natural Resources
Australia	$—	$8,987,657	$—	$8,987,657
Brazil	—	4,564,672	—	4,564,672
Canada	—	16,783,528	—	16,783,528
India	—	5,915,202	—	5,915,202
Indonesia	—	7,699,379	—	7,699,379
Malaysia	—	4,412,572	—	4,412,572
Russia	—	5,852,622	—	5,852,622
South Africa	—	6,445,600	—	6,445,600
Switzerland	—	9,462,593	—	9,462,593
United Kingdom	—	20,569,124	—	20,569,124
United States	74,909,423	—	—	74,909,423
Other*	4,053,952	35,411,123	—	39,465,075
Short-term investments	—	4,099,994	—	4,099,994

Total	$78,963,375	$130,204,066	$—	$209,167,441

* Includes American Depositary Receipts.
** Derivatives instruments are not reflected in the schedule of investments.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At July 31, 2012, the Funds held the following open futures contracts:

Fund	Future	Number of contracts	Market value	Expiration date	Unrealized gain (loss)

Small-Cap Equity	Russell 2000 Mini Index	55	$4,315,300	September 2012	$58,466

Large-Cap Growth Index	S&P 500 E-Mini Index	163	11,202,990	September 2012	183,911

Large-Cap Value Index	S&P 500 E-Mini Index	42	2,886,660	September 2012	51,953

Equity Index	Russell 2000 Mini Index	11	863,060	September 2012	(7,686)
	S&P Midcap 400 E-Mini Index	11	1,032,460	September 2012	5,825
	S&P 500 E-Mini Index	93	6,391,890	September 2012	143,506

		115	8,287,410		141,645

S&P 500 Index	S&P 500 E-Mini Index	2	137,460	September 2012	(445)

Small-Cap Blend Index	Russell 2000 Mini Index	106	8,316,760	September 2012	(161,145)

International Equity Index	MSCI EAFE E-Mini Index	275	19,588,250	September 2012	384,344

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Options: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses from writing options can exceed the premium received and can exceed the potential loss ffrom an ordinary buy and sell transaction.

Written options outstanding as of July 31, 2012 were as follows:

Fund	Written Options Contracts	Value

Growth & Income
Anadarko Petroleum Corp., Call, 8/18/12 at $75	370	$(21,460)
Charter Communications, Inc., Call, 9/22/12 at $80	187	(36,465)
Mead Johnson Nutrition Co., Call, 8/18/12 at $80	250	(4,000)
Monster Beverage Corp., Call, 8/18/12 at $75	192	(16,320)
Whole Foods Market Inc., Call, 9/22/12 at $100	152	(11,552)

	1,151	$(89,797)

Enhanced Large-Cap Value Index
Cummins Inc.Call 8/18/2012 at $100	30	$(3,000)
Mead Johnson Nutrition Co. Call, 8/18/12 at $80	10	(160)
Monster Beverage Corp., Call, 8/18/2012 at $75	60	(5,100)
VMware Inc., Call, 8/18/12 at $100	50	(2,450)

	150	$(10,710)

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2011	Purchase cost	Sales proceeds	Realized gain(loss)	Dividend income	Withholding expense	Shares at July 31, 2012		Value at July 31, 2012

International Equity Fund
Tecan Group AG.	$51,000,118	$—	$(32,801,354)	$931,773	$842,665	$—	—	*	$—
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$90,351,117	468,516,813	(405,044,298)	—	1,945,139	—	153,823,632		$153,823,632

	$141,351,235	$468,516,813	$(437,845,652)	$931,773	$2,787,804	$—	$153,823,632		$153,823,632

Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$89,307,953	$110,728,247	$(85,895,535)		$450,837		114,140,665		$114,140,665

Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$111,865,116	59,935,803	(34,808,708)	—	940,863	—	136,992,211		136,992,211

Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$74,533,279	33,772,811	(6,951,473)	—	1,409,294	—	101,354,617		101,354,617

Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$110,612,367	46,885,614	(13,204,327)	—	2,109,062	—	144,293,654		144,293,654

International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$260,107,300	202,063,530	(246,306,793)	—	3,799,692	—	215,864,037		215,864,037

*	Not an affiliate investment as of July 31, 2012

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 5 – investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, a Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At July 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Growth & Income	$2,357,811,006	$463,213,163	$(33,863,242)	$429,349,921
International Equity	2,830,590,510	98,148,767	(279,662,398)	(181,513,631)
Emerging Markets Equity	537,034,592	42,215,755	(37,944,593)	4,271,162
Large-Cap Growth	1,312,999,994	219,777,381	(11,620,910)	208,156,471
Large-Cap Value	2,776,287,235	250,638,412	(218,498,855)	32,139,557
Mid-Cap Growth	1,242,692,488	196,391,373	(44,482,859)	151,908,514
Mid-Cap Value	2,791,531,989	502,785,979	(117,911,776)	384,874,203
Small-Cap Equity	1,596,560,495	198,845,310	(63,296,522)	135,548,788
Large-Cap Growth Index	920,269,227	210,841,556	(15,299,921)	195,541,635
Large-Cap Value Index	1,185,001,504	114,531,265	(123,825,334)	(9,294,069)
Equity Index	3,361,666,212	730,232,907	(224,394,623)	505,838,284
S&P 500 Index	1,325,867,740	324,233,940	(180,531,123)	143,702,817
Small-Cap Blend Index	934,603,574	166,756,939	(115,600,181)	51,156,758
International Equity Index	3,674,803,202	287,721,549	(522,391,481)	(234,669,932)
Emerging Markets Equity Index	263,859,588	20,931,287	(30,497,550)	(9,566,263)
Enhanced International Equity Index	716,343,169	45,020,262	(50,982,617)	(5,962,355)
Enhanced Large-Cap Growth Index	822,332,460	178,823,593	(8,810,919)	170,012,674
Enhanced Large-Cap Value Index	890,022,814	158,903,859	(22,938,492)	135,965,367
Social Choice Equity	1,068,784,313	205,110,479	(66,007,167)	139,103,312
Global Natural Resources	209,976,253	9,829,146	(10,637,958)	(808,812)

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: September 17, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: September 17, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Date: September 17, 2012	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer